         As filed with the Securities and Exchange Commission on April 13, 2010

                                                    Registration Nos. 033-39100
                                                                      811-05200
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. [ ]

                      Post-Effective Amendment No. 34 [X]


                                      and

                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940


                             Amendment No. 224 [X]


                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                          (Exact Name of Registrant)

                      METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752

                        (Name and Address of Guarantor)
                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                            13045 Tesson Ferry Road
                              St. Louis, MO 63128

                    (Name and Address of Agent for Service)
                              Richard C. Pearson
                                Vice President
                      MetLife Investors Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680

                                   Copy to:
                           Mary E. Thornton, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, NW
                            Washington, D.C. 20004
                                (202) 383-0698

                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2010 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: (1) Individual Variable Annuity Contracts
================================================================================

                                                 THE FIXED AND VARIABLE ANNUITY
                                                                      ISSUED BY
                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                                                            AND

                                            METLIFE INVESTORS INSURANCE COMPANY

    This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently,
 the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.

The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios. You can put your money in the fixed account and/ or any of these investment portfolios (except as noted).

       CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR
                                                                      CONTRACT.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I):
   Invesco V.I. International Growth Fund (formerly AIM V.I. International
     Growth Fund)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS):
   Equity-Income Portfolio
   Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED)):
   Clarion Global Real Estate Portfolio
   Lazard Mid Cap Portfolio

   Legg Mason ClearBridge Aggressive Growth Portfolio
     (formerly Legg Mason Partners Aggressive Growth Portfolio)

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid Cap Value Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio

   Morgan Stanley Mid Cap Growth Portfolio (formerly Van Kampen Mid Cap Growth Portfolio)

   Oppenheimer Capital Appreciation Portfolio (Class A and Class B) PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   Van Kampen Comstock Portfolio (Class B)



METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED)):

   Artio International Stock Portfolio

   BlackRock Bond Income Portfolio (Class A and Class B)
   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio
   Jennison Growth Portfolio
   MFS(R) Total Return Portfolio

   MFS(R) Value Portfolio (Class B)

   Oppenheimer Global Equity Portfolio (Class B)
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IB):
   Putnam VT Equity Income Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.


To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 32 of this prospectus. For a free copy of the SAI, call us at (800) 989-3752 or complete and mail the enclosed form.


The contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2010

                 TABLE OF CONTENTS                        PAGE

                 INDEX OF SPECIAL TERMS..................    2

                 SUMMARY.................................    3

                 FEE TABLES AND EXAMPLES.................    5

                 1. THE ANNUITY CONTRACT.................    9
                    Market Timing........................    9

                 2. ANNUITY PAYMENTS (THE INCOME PHASE)..    9
                    Annuity Date.........................    9
                    Annuity Payments.....................    9
                    Annuity Options......................   10

                 3. PURCHASE.............................   12
                    Purchase Payments....................   12
                    Allocation of Purchase Payments......   12
                    Accumulation Units...................   12
                    Account Value........................   13

                 4. INVESTMENT OPTIONS...................   13
                    Transfers............................   15
                    Market Timing........................   16
                    Dollar Cost Averaging Program........   17
                    Automatic Rebalancing Program........   18
                    Voting Rights........................   18
                    Substitution.........................   18

                 5. EXPENSES.............................   18
                    Insurance Charges....................   18
                    Contract Maintenance Charge..........   19
                    Withdrawal Charge....................   19
                    Reduction or Elimination of the
                     Withdrawal Charge...................   19
                    Premium Taxes and Other Taxes........   20
                    Transfer Fee.........................   20
                    Investment Portfolio Expenses........   20

                 6. ACCESS TO YOUR MONEY.................   20
                    Systematic Withdrawal Program........   21
                    Suspension of Payments or Transfers..   21

                 7. PERFORMANCE..........................   21

                 8. DEATH BENEFIT........................   22
                    Upon Your Death......................   22
                    Death of Annuitant...................   25
                    Controlled Payout....................   25

                 9. FEDERAL INCOME TAX STATUS............   25
                    Taxation of Non-Qualified Contracts..   26


                   Taxation of Qualified Contracts......... 27
                   Tax Credits and Deductions.............. 29
                   Possible Tax Law Changes................ 30

                10. OTHER INFORMATION...................... 30
                   MetLife Investors....................... 30
                   The Separate Account.................... 30
                   Distributor............................. 31
                   Selling Firms........................... 31
                   Compensation Paid to All Selling Firms.. 31
                   Ownership............................... 31
                   Beneficiary............................. 32
                   Assignment.............................. 32
                   Financial Statements.................... 32

                TABLE OF CONTENTS OF THE STATEMENT OF
                ADDITIONAL INFORMATION..................... 32


               APPENDIX A
               CONDENSED FINANCIAL INFORMATION.............. A-1

               APPENDIX B
               PARTICIPATING INVESTMENT PORTFOLIOS.......... B-1

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                 PAGE
                         Accumulation Phase.......  9
                         Accumulation Unit........ 12
                         Annuitant................  9
                         Annuity Date.............  9
                         Annuity Options.......... 10
                         Annuity Payments.........  9
                         Annuity Unit............. 12
                         Beneficiary.............. 32
                         Fixed Account............  9
                         Income Phase.............  9
                         Investment Portfolios.... 13
                         Joint Owner.............. 32
                         Non-Qualified............ 26
                         Owner.................... 31
                         Purchase Payment......... 12
                         Qualified................ 25
                         Tax Deferral.............  9

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1.  THE ANNUITY CONTRACT:

The fixed and variable annuity contract issued by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by MetLife Investors.

This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. Appendix B contains a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

Except as otherwise limited by MetLife Investors (see "Investment Options - Market Timing"), you can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2.  ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3.  PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.

4.  INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. Appendix B - Part 2 contains a list of the portfolios available with your contract.

5.  EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

.. Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

.. MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

.. If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife

   Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

..  When you begin receiving regular income payments from your annuity, MetLife
   Investors will assess a state premium tax charge which ranges from 0%-3.5%, depending upon the state.

.. The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.


.. There are also investment charges which range from 0.34% to 1.17% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.


6.  ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

7.  DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

8.  OTHER INFORMATION:

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:

.. You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

.. You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

.. You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

.. Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

9.  TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

10. INQUIRIES:

If you need more information, please contact the Annuity Service Center at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
800-343-8496

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE
WITHDRAWAL CHARGE (Note 1)  5%
   (as a percentage of
   purchase payments)
TRANSFER FEE (Note 2)       $0 (First 12 per year)
                            Thereafter $25 or 2% of transfer, whichever is less

--------------------------------------------------------------------------------
Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 or 2% of the transfer. MetLife Investors will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

   PERIODIC FEES AND EXPENSES TABLE
   CONTRACT MAINTENANCE CHARGE (Note 1)                                  $30
   SEPARATE ACCOUNT ANNUAL EXPENSES
   (referred to as Separate Account Product Charges)
   (as a percentage of average account value in the Separate Account)
   Mortality and Expense Charge*                                       1.25%
   Administration Expense Charge                                       0.15%
                                                                       -----
   Total Separate Account Product Charges                              1.40%

--------------------------------------------------------------------------------


* For Premier Advisor, Destiny Select and Prevail contracts we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of (1) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A) and (2) 0.59% for account value allocated to the Lord Abbett Growth and Income Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the Lord Abbett Growth and Income Portfolio (Class A).


Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

Total Annual Investment                                                                            Minimum Maximum
Portfolio Operating                                                                                 0.34%   1.17%
Expenses (expenses that are deducted from investment portfolio assets, including management fees,
12b-1/service fees, and other expenses)

--------------------------------------------------------------------------------
FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


-------------------------------------------------------------------------------------------------------------------------
                                                                                                               Net
                                                                            Acquired    Total   Contractual   Total
                                                                              Fund     Annual     Expense     Annual
                                          Management 12b-1/Service  Other   Fees and  Portfolio   Subsidy   Portfolio
                                             Fees        Fees      Expenses Expenses* Expenses  or Deferral Expenses**
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
(SERIES I)
-------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth
   Fund                                      0.71%         --        0.33%    0.02%     1.06%      0.00%       1.06%
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------------
 Equity-Income Portfolio                     0.46%         --        0.12%      --      0.58%        --        0.58%
-------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities Portfolio              0.56%         --        0.16%      --      0.72%        --        0.72%
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST (CLASS 1)
-------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund           0.64%         --        0.15%    0.02%     0.81%      0.01%       0.80%/(1)/
-------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund            0.75%         --        0.04%      --      0.79%        --        0.79%
-------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A
(OR CLASS B AS NOTED))
-------------------------------------------------------------------------------------------------------------------------
 Clarion Global Real Estate Portfolio        0.64%         --        0.09%      --      0.73%        --        0.73%
-------------------------------------------------------------------------------------------------------------------------
 Lazard Mid Cap Portfolio                    0.70%         --        0.04%      --      0.74%        --       0.74%//
-------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Aggressive
   Growth Portfolio                          0.64%         --        0.03%      --      0.67%        --        0.67%
-------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture Portfolio        0.51%         --        0.04%      --      0.55%        --        0.55%
-------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income
   Portfolio                                 0.53%         --        0.03%      --      0.56%        --        0.56%
-------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid Cap Value Portfolio         0.68%         --        0.08%      --      0.76%        --        0.76%
-------------------------------------------------------------------------------------------------------------------------
 MFS(R) Emerging Markets Equity
   Portfolio                                 0.99%         --        0.18%      --      1.17%        --       1.17%
-------------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Portfolio     0.71%         --        0.10%      --      0.81%        --        0.81%
-------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Mid Cap Growth
   Portfolio                                 0.70%         --        0.20%      --      0.90%        --        0.90%
-------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Portfolio                                 0.60%         --        0.07%      --      0.67%        --        0.67%
-------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Portfolio (Class B)                       0.60%       0.25%       0.07%      --      0.92%        --        0.92%
-------------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio                0.48%         --        0.04%      --      0.52%        --        0.52%
-------------------------------------------------------------------------------------------------------------------------
 Pioneer Fund Portfolio                      0.66%         --        0.08%      --      0.74%        --        0.74%
-------------------------------------------------------------------------------------------------------------------------
 Van Kampen Comstock Portfolio
   (Class B)                                 0.61%       0.25%       0.03%      --      0.89%        --        0.89%
-------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
(CLASS A (OR CLASS B AS NOTED))
-------------------------------------------------------------------------------------------------------------------------
 Artio International Stock Portfolio         0.83%         --        0.13%    0.03%     0.99%      0.03%       0.96%/(2)/
-------------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio             0.38%         --        0.05%      --      0.43%      0.03%       0.40%/(3)/
-------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                           Net
                                                                        Acquired    Total   Contractual   Total
                                                                          Fund     Annual     Expense     Annual
                                      Management 12b-1/Service  Other   Fees and  Portfolio   Subsidy   Portfolio
                                         Fees        Fees      Expenses Expenses* Expenses  or Deferral Expenses**
---------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio
   (Class B)                             0.38%       0.25%       0.05%     --       0.68%      0.03%       0.65%/(3)/
---------------------------------------------------------------------------------------------------------------------
 BlackRock Money Market Portfolio        0.32%         --        0.02%     --       0.34%      0.01%       0.33%/(4)/
---------------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio           0.71%         --        0.03%     --       0.74%      0.05%       0.69%/(5)/
---------------------------------------------------------------------------------------------------------------------
 Jennison Growth Portfolio               0.62%         --        0.04%     --       0.66%      0.04%       0.62%/(6)/
---------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio           0.54%         --        0.06%     --       0.60%        --        0.60%
---------------------------------------------------------------------------------------------------------------------
 MFS(R) Value Portfolio (Class B)        0.71%       0.25%       0.03%     --       0.99%      0.08%       0.91%/(7)/
---------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Equity Portfolio
   (Class B)                             0.53%       0.25%       0.11%     --       0.89%        --        0.89%
---------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Growth
   Portfolio                             0.60%         --        0.07%     --       0.67%        --        0.67%
---------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth
   Portfolio                             0.51%         --        0.11%     --       0.62%        --        0.62%
---------------------------------------------------------------------------------------------------------------------
 Western Asset Management Strategic
   Bond Opportunities Portfolio          0.62%         --        0.07%     --       0.69%      0.04%       0.65%/(8)/
---------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB)
---------------------------------------------------------------------------------------------------------------------
 Putnam VT Equity Income Fund            0.48%       0.25%       0.16%     --       0.89%        --        0.89%/(9)/
---------------------------------------------------------------------------------------------------------------------


* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund (the "Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.

(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.

(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect 0.03% paid in connection with the U.S. Treasury Guarantee Program for Money Market Funds.

(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30,2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.

(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.

(9) Total Annual Operating Expenses reflect projected expenses under a new management contract effective January 1, 2010, changes in the Fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam Funds.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$766                    (a)$1,265                   (a)$1,840                   (a)$2,945
         (b)$682                    (b)$1,014                   (b)$1,421                   (b)$2,103


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$266                     (a)$815                    (a)$1,390                   (a)$2,945
         (b)$182                     (b)$564                     (b)$971                    (b)$2,103


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from TAX DEFERRAL. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.

The contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information - Ownership."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other Contract Owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by Contract Owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."

2.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

ANNUITY PAYMENTS

You will receive ANNUITY PAYMENTS during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs and may be changed by us). The ANNUITANT is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the investment portfolio(s) or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment return used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment return, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or only two annuity payments if death occurs before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum. Due to underwriting or Internal Revenue Code considerations, there may be limitations on the payments or duration of the guarantee period under Option 2.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment. Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 3 and/or the duration of the guarantee period under Option 2.

We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.

Where required by state law, the annuitant's sex will not be taken into consideration. If you were issued a contract before state law mandated unisex annuity rates (if applicable in your state) and that contract had annuity rates that took the annuitant's sex into account, the annuity rates we use for that contract will not be less than the guaranteed rates in the contract when it was issued.

You may not commute any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract (See "Variable Annuity Payments"). For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined at the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

.. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see "Transfers During the Income Phase" for details.

.. The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

.. The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR.

FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.

3.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The maximum aggregate purchase payments we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract. We will not accept purchase payments made with cash, money orders, or travelers checks.

ALLOCATION OF PURCHASE PAYMENTS

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

If you make additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.

ACCUMULATION UNITS

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value of an investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value of an investment portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for each day since the last business day for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 P.M. Eastern
Time) and then credit your contract.

EXAMPLE:

  On Monday we receive an additional purchase payment of $5,000 from you before 4:00 P.M. Eastern Time. You have told us you want this to go to the Lord Abbett Bond Debenture Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Bond Debenture Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Bond Debenture Portfolio.

ACCOUNT VALUE

Account Value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

4.  INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The investment portfolios believe that offering their shares in this manner will not be disadvantageous to you.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in the Company's role as an intermediary, with respect to the investment portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolios Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolios Expenses" and "Other Information" - "Distributor") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to investment portfolios advised by our affiliates than those that are not, we may be more inclined to offer investment portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio/Eligible Fund has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of contract value to such investment portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

 Invesco V.I. International Growth Fund


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Initial Class portfolios are available under the contract:

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:

 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment manager of Met Investors

Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Clarion Global Real Estate Portfolio
 Lazard Mid Cap Portfolio

 Legg Mason ClearBridge Aggressive Growth Portfolio

 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio

 Morgan Stanley Mid Cap Growth Portfolio

 Oppenheimer Capital Appreciation Portfolio (Class A and Class B)
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 Van Kampen Comstock Portfolio (Class B)



METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Artio International Stock Portfolio
 BlackRock Bond Income Portfolio (Class A and Class B)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio
 Jennison Growth Portfolio
 MFS(R) Total Return Portfolio

 MFS(R) Value Portfolio (Class B)

 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

 Putnam VT Equity Income Fund

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Market Timing.")

TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to MetLife Investors. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time to be received the following business day.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3. Your request for transfer must clearly state how much the transfer is for.

4. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

MARKET TIMING

Frequent requests from Contract Owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios i.e., Invesco V.I. International Growth Fund, Artio International Stock Portfolio, Clarion Global Real Estate Portfolio, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, Oppenheimer Global Equity Portfolio and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time.


For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.

We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those investment portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that Contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the investment portfolio.

In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the BlackRock Money Market Portfolio or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Money Market Portfolio or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, MetLife Investors does not charge for participating in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.

MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

  Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Lord Abbett Growth and Income Portfolio. Over the next
  2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Lord Abbett Growth and Income Portfolio to increase those holdings to 60%.

VOTING RIGHTS

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

5.  EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units (i.e., during the accumulation phase and the income phase). The insurance charge has two parts:

..  the mortality and expense risk premium, and

..  the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the average daily net asset value of each investment portfolio. This charge is for the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of the each investment portfolio. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.

A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day MetLife Investors processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

..  10% of purchase payments free.

.. Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

..  Earnings in the contract free.

.. Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

The withdrawal charge may apply to a full or partial withdrawal of your contract payment options pursuant to a request to divide the assets of the contract due to a divorce.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

NURSING HOME WAIVER. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES AND OTHER TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information, see the investment portfolio prospectus.

6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal prior to the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time):

..  less any applicable withdrawal charge,

..  less any premium tax, and

..  less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. (SEE "FEDERAL INCOME TAX STATUS.")

SUSPENSION OF PAYMENTS OR TRANSFERS

MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;

..  an emergency exists, as determined by the Securities and Exchange
   Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios; or

.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.  PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8.  DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

For contracts issued on or after May 1, 1999, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by MetLife Investors, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by MetLife Investors, Option A will be your death benefit.

If your contract was issued before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.

From May 1, 1998, to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by MetLife Investors, Option A is your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

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Example: Assumed facts for example:

$10,000 current GACV
$8,000 contract value
$2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current
GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) as determined below.

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The GACV as determined below.

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

DEATH BENEFIT OPTION D:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

2. The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

DEATH BENEFIT OPTION E:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.

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

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.
Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any available optional death benefit under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached
70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."


Under the Internal Revenue Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "QUALIFIED CONTRACT." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "NON-QUALIFIED CONTRACT."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payments (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information and "Federal Income Tax Status" for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2010, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account),
(b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and(c) restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


Under IRS regulations adopted in 2007 affecting 403(b) plans and arrangements, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.


You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the contract, you should keep in mind that the value of a variable annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the variable annuity contract, the value of the variable annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a variable annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to variable annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from variable annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet its obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that the contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees, and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.



THE SEPARATE ACCOUNT

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and

Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


Any amount of the death benefit that exceeds the account value is paid from our general account. Death benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors and our long-term ability to make such payments. For other annuity contracts and life insurance policies that MetLife Investors issues, all amounts owed under the contracts and policies may be paid from the general account. MetLife Investors is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that MetLife Investors will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS

We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

The financial statements of MetLife Investors, the financial statements of the Separate Account, and the consolidated financial statements of General American Life have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   Company
   Independent Registered Public Accounting Firm
   Custodian
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Financial Statements

                                      .

If you would like the Statement of Additional Information dated May 1, 2010, for the annuity contract issued by MetLife Investors, at no charge, please print and fill in all information and mail to:


                  MetLife Investors Insurance Company
                  Attn: Variable Products
                  5 Park Plaza, Suite 1900
                  Irvine, CA 92614

________________________________________________________________________________
Name

________________________________________________________________________________
Address

________________________________________________________________________________
City                                         State              Zip Code


             Book-623 (5/10)                           SAI-COVA10

APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      AIM V.I. - CAPITAL APPRECIATION FUND - SERIES I
         01/01/1998    to    12/31/1998     10.00     11.77      183,488
         01/01/1999    to    12/31/1999     11.77     16.79      901,235
         01/01/2000    to    12/31/2000     16.79     14.75    3,126,329
         01/01/2001    to    12/31/2001     14.75     11.18    3,737,754
         01/01/2002    to    12/31/2002     11.18      8.34    3,126,907
         01/01/2003    to    12/31/2003      8.34     10.65    2,649,823
         01/01/2004    to    12/31/2004     10.65     11.20    2,158,509
         01/01/2005    to    12/31/2005     11.20     12.02    1,652,443
         01/01/2006    to    12/31/2006     12.02     12.60      954,755
         01/01/2007    to    04/27/2007     12.60     13.45            0
      --------------------------------------------------------------------
      AIM V.I. - INTERNATIONAL GROWTH FUND - SERIES I
         01/01/2000    to    12/31/2000     17.42     12.64      604,303
         01/01/2001    to    12/31/2001     12.64      9.55      664,626
         01/01/2002    to    12/31/2002      9.55      7.94      568,165
         01/01/2003    to    12/31/2003      7.94     10.11      476,838
         01/01/2004    to    12/31/2004     10.11     12.36      396,902
         01/01/2005    to    12/31/2005     12.36     14.38      361,297
         01/01/2006    to    12/31/2006     14.38     18.18      272,122
         01/01/2007    to    12/31/2007     18.18     20.56      243,216
         01/01/2008    to    12/31/2008     20.56     12.09      177,979
         01/01/2009    to    12/31/2009     12.09     16.12      154,412
      --------------------------------------------------------------------
      AIM V.I. - PREMIER EQUITY FUND - SERIES I
         01/01/1998    to    12/31/1998     10.00     13.06      521,890
         01/01/1999    to    12/31/1999     13.06     16.73    2,544,761
         01/01/2000    to    12/31/2000     16.73     14.08    5,573,084
         01/01/2001    to    12/31/2001     14.08     12.15    6,321,722
         01/01/2002    to    12/31/2002     12.15      8.36    5,277,324
         01/01/2003    to    12/31/2003      8.36     10.31    4,466,131
         01/01/2004    to    04/30/2004     10.31     10.12    4,181,195
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            AUV AT    AUV AT   ACCUM. UNITS
                                           BEGINNING    END       END OF
                                           OF PERIOD OF PERIOD    PERIOD
      ---------------------------------------------------------------------
      ALLIANCE BERNSTEIN VPS PREMIER GROWTH - CLASS A
      (NOW MIST LEGG MASON PARTNERS AGGRESSIVE GROWTH)
         01/01/1998    to    12/31/1998      10.00     14.60      667,854
         01/01/1999    to    12/31/1999      14.60     19.04    2,065,459
         01/01/2000    to    12/31/2000      19.04     15.67    3,937,242
         01/01/2001    to    12/31/2001      15.67     12.79    4,644,437
         01/01/2002    to    12/31/2002      12.79      8.75    3,763,649
         01/01/2003    to    12/31/2003       8.75     10.67    3,417,300
         01/01/2004    to    04/30/2004      10.67     10.56    3,293,839
      ---------------------------------------------------------------------
      ALLIANCE BERNSTEIN VPS REAL ESTATE INVEST - CLASS A
      (NOW MIST CLARION GLOBAL REAL ESTATE)
         01/01/1998    to    12/31/1998      10.00      7.99      191,411
         01/01/1999    to    12/31/1999       7.99      7.47      475,475
         01/01/2000    to    12/31/2000       7.47      9.34      941,017
         01/01/2001    to    12/31/2001       9.34     10.20    1,096,694
         01/01/2002    to    12/31/2002      10.20     10.32    1,012,013
         01/01/2003    to    12/31/2003      10.32     14.18      936,692
         01/01/2004    to    12/31/2004      14.18     18.96      762,560
         01/01/2005    to    04/29/2005      18.96     18.21      693,766
      ---------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) DREMAN HIGH RETURN EQUITY VIP - CLASS A
         05/15/1998    to    12/31/1998      10.00     10.49        9,223
         01/01/1999    to    12/31/1999      10.49      9.19       18,808
         01/01/2000    to    12/31/2000       9.19     11.83       11,685
         01/01/2001    to    12/31/2001      11.83     11.86       11,398
         01/01/2002    to    12/31/2002      11.86      9.58       26,662
         01/01/2003    to    12/31/2003       9.58     12.47       18,967
         01/01/2004    to    04/30/2004      12.47     12.44       18,839
      ---------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) DREMAN SMALL CAP VALUE VIP - CLASS A
      (NOW MIST THIRD AVENUE SMALL CAP VALUE - CLASS A)
         01/01/1998    to    12/31/1998      10.00      8.75      245,092
         01/01/1999    to    12/31/1999       8.75      8.87      496,083
         01/01/2000    to    12/31/2000       8.87      9.10      518,884
         01/01/2001    to    12/31/2001       9.10     10.58      524,101
         01/01/2002    to    12/31/2002      10.58      9.25      495,020
         01/01/2003    to    12/31/2003       9.25     12.95      407,422
         01/01/2004    to    12/31/2004      12.95     16.10      245,905
         01/01/2005    to    04/29/2005      16.10     15.12      225,068
      ---------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                             AUV AT      AUV AT     ACCUM. UNITS
                                            BEGINNING      END         END OF
                                            OF PERIOD   OF PERIOD      PERIOD
      ----------------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) GOVERNMENT & AGENCY SECURITIES VIP - CLASS A
         01/01/2000    to    12/31/2000       10.48       11.47       201,531
         01/01/2001    to    12/31/2001       11.47       12.24       227,714
         01/01/2002    to    12/31/2002       12.24       13.04       260,901
         01/01/2003    to    12/31/2003       13.04       13.15       190,394
         01/01/2004    to    12/31/2004       13.15       13.46       135,211
         01/01/2005    to    12/31/2005       13.46       13.61       104,232
         01/01/2006    to    12/31/2006       13.61       13.98        44,325
         01/01/2007    to    12/31/2007       13.98       14.61        38,012
         01/01/2008    to    12/31/2008       14.61       15.11        28,244
         01/01/2009    to    12/31/2009       15.11       16.11        26,761
      ----------------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) SMALL CAP GROWTH VIP - CLASS A
         01/01/1998    to    12/31/1998       10.00       11.68        76,492
         01/01/1999    to    12/31/1999       11.68       15.49       113,560
         01/01/2000    to    12/31/2000       15.49       13.64       249,067
         01/01/2001    to    12/31/2001       13.64        9.58       262,419
         01/01/2002    to    12/31/2002        9.58        6.29       236,462
         01/01/2003    to    12/31/2003        6.29        8.24       245,672
         01/01/2004    to    12/31/2004        8.24        9.02       202,226
         01/01/2005    to    12/31/2005        9.02        9.53       158,987
         01/01/2006    to    12/31/2006        9.53        9.89       124,814
         01/01/2007    to    04/27/2007        9.89       10.59             0
      ----------------------------------------------------------------------------
      FIDELITY VIP CONTRAFUND
         02/17/1998    to    12/31/1998       10.00       12.36        32,354
         01/01/1999    to    12/31/1999       12.36       15.14       119,923
         01/01/2000    to    12/31/2000       15.14       13.93       279,709
         01/01/2001    to    12/31/2001       13.93       12.06       295,900
         01/01/2002    to    12/31/2002       12.06       10.78       266,313
         01/01/2003    to    12/31/2003       10.78       13.65       252,860
         01/01/2004    to    12/31/2004       13.65       15.55       208,701
         01/01/2005    to    04/29/2005       15.55       15.03       220,480
      ----------------------------------------------------------------------------
      FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
         01/01/2000    to    12/31/2000       11.14       11.91       166,995
         01/01/2001    to    12/31/2001       11.91       11.16       207,842
         01/01/2002    to    12/31/2002       11.16        9.14       182,656
         01/01/2003    to    12/31/2003        9.14       11.75       162,472
         01/01/2004    to    12/31/2004       11.75       12.92       135,230
         01/01/2005    to    12/31/2005       12.92       13.49       112,188
         01/01/2006    to    12/31/2006       13.49       15.99        73,969
         01/01/2007    to    12/31/2007       15.99       16.01        60,486
         01/01/2008    to    12/31/2008       16.01        9.05        52,152
         01/01/2009    to    12/31/2009        9.05       11.62        45,312
      ----------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      FIDELITY VIP GROWTH - INITIAL CLASS
         01/01/2000    to    12/31/2000     17.72     15.56     232,002
         01/01/2001    to    12/31/2001     15.56     12.63     295,355
         01/01/2002    to    12/31/2002     12.63      8.71     252,608
         01/01/2003    to    12/31/2003      8.71     11.40     216,529
         01/01/2004    to    12/31/2004     11.40     11.63     188,866
         01/01/2005    to    12/31/2005     11.63     12.13     132,056
         01/01/2006    to    12/31/2006     12.13     12.78           0
         01/01/2007    to    12/31/2007     12.78     16.00           0
         01/01/2008    to    12/31/2008     16.00      8.33           0
         01/01/2009    to    12/31/2009      8.33     10.54           0
      --------------------------------------------------------------------
      FIDELITY VIP GROWTH & INCOME - INITIAL CLASS
         02/17/1998    to    12/31/1998     10.00     12.20      69,833
         01/01/1999    to    12/31/1999     12.20     13.14     188,911
         01/01/2000    to    12/31/2000     13.14     12.49     262,946
         01/01/2001    to    12/31/2001     12.49     11.23     237,682
         01/01/2002    to    12/31/2002     11.23      9.24     215,072
         01/01/2003    to    12/31/2003      9.24     11.27     195,123
         01/01/2004    to    12/31/2004     11.27     11.76     164,353
         01/01/2005    to    12/31/2005     11.76     12.48     103,638
         01/01/2006    to    04/30/2006     12.48     13.15      97,584
      --------------------------------------------------------------------
      FIDELITY VIP GROWTH OPPORTUNITIES - INITIAL CLASS
         01/01/2000    to    12/31/2000     12.07      9.87      97,533
         01/01/2001    to    12/31/2001      9.87      8.33      96,742
         01/01/2002    to    12/31/2002      8.33      6.42      74,740
         01/01/2003    to    12/31/2003      6.42      8.22      65,087
         01/01/2004    to    12/31/2004      8.22      8.69      52,541
         01/01/2005    to    12/31/2005      8.69      9.33      37,228
         01/01/2006    to    12/31/2006      9.33      9.71      23,148
         01/01/2007    to    12/31/2007      9.71     11.79      16,783
         01/01/2008    to    12/31/2008     11.79      5.23      20,661
         01/01/2009    to    12/31/2009      5.23      7.52      18,015
      --------------------------------------------------------------------
      FIRSTAR BALANCED
         06/30/1997    to    12/31/1997     10.00     10.53      38,079
         01/01/1998    to    12/31/1998     10.53     11.77     286,511
         01/01/1999    to    12/31/1999     11.77     12.43     678,937
         01/01/2000    to    12/31/2000     12.43     12.47     665,772
         01/01/2001    to    12/14/2001     12.47     11.47     676,088
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      FIRSTAR EQUITY INCOME
         06/30/1997    to    12/31/1997     10.00     11.19       49,725
         01/01/1998    to    12/31/1998     11.19     12.07      286,953
         01/01/1999    to    12/31/1999     12.07     12.20      467,721
         01/01/2000    to    12/31/2000     12.20     13.80      435,002
         01/01/2001    to    12/14/2001     13.80     12.72      403,104
      --------------------------------------------------------------------
      FIRSTAR GROWTH & INCOME EQUITY
         06/30/1997    to    12/31/1997     10.00     10.76      121,673
         01/01/1998    to    12/31/1998     10.76     12.19      641,789
         01/01/1999    to    12/31/1999     12.19     13.97    1,072,066
         01/01/2000    to    12/31/2000     13.97     13.00    1,054,184
         01/01/2001    to    12/14/2001     13.00     10.02    1,047,473
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 1
      (NOW MIST - MFS(R) EMERGING MARKETS EQUITY - CLASS A)
         01/01/1999    to    12/31/1999      7.55     11.46      304,489
         01/01/2000    to    12/31/2000     11.46      7.71      697,304
         01/01/2001    to    12/31/2001      7.71      6.99      976,427
         01/01/2002    to    12/31/2002      6.99      6.89      843,855
         01/01/2003    to    12/31/2003      6.89     10.45      768,313
         01/01/2004    to    12/31/2004     10.45     12.86      663,058
         01/01/2005    to    12/31/2005     12.86     16.21      554,323
         01/01/2006    to    12/31/2006     16.21     20.53      395,792
         01/01/2007    to    12/31/2007     20.53     26.13      308,204
         01/01/2008    to    04/25/2008     26.13     23.81            0
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON FOREIGN SECURITIES - CLASS 1
         01/01/2000    to    12/31/2000     11.15     10.75    1,393,831
         01/01/2001    to    12/31/2001     10.75      8.93    1,553,542
         01/01/2002    to    12/31/2002      8.93      7.19    1,451,378
         01/01/2003    to    12/31/2003      7.19      9.39    1,450,366
         01/01/2004    to    12/31/2004      9.39     11.01    1,355,505
         01/01/2005    to    12/31/2005     11.01     12.00    1,211,193
         01/01/2006    to    12/31/2006     12.00     14.40      992,053
         01/01/2007    to    12/31/2007     14.40     16.44      816,174
         01/01/2008    to    12/31/2008     16.44      9.69      674,497
         01/01/2009    to    12/31/2009      9.69     13.12      595,609
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON GLOBAL INCOME SECURITIES - CLASS 1
      (NOW MIST PIMCO TOTAL RETURN)
         03/01/1999    to    12/31/1999     10.00      9.68       33,720
         01/01/2000    to    12/31/2000      9.68     10.05       84,168
         01/01/2001    to    12/31/2001     10.05     10.17       92,996
         01/01/2002    to    12/31/2002     10.17     12.17       90,150
         01/01/2003    to    12/31/2003     12.17     14.73       85,639
         01/01/2004    to    04/30/2004     14.73     14.35       75,494
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON GROWTH SECURITIES - CLASS 1
         01/01/2000    to    12/31/2000     12.56     13.30      204,140
         01/01/2001    to    12/31/2001     13.30     12.99      249,434
         01/01/2002    to    12/31/2002     12.99     10.46      224,785
         01/01/2003    to    12/31/2003     10.46     13.68      200,039
         01/01/2004    to    12/31/2004     13.68     15.68      191,081
         01/01/2005    to    12/31/2005     15.68     16.86      139,670
         01/01/2006    to    12/31/2006     16.86     20.32      103,941
         01/01/2007    to    12/31/2007     20.32     20.55       84,549
         01/01/2008    to    12/31/2008     20.55     11.73       60,844
         01/01/2009    to    12/31/2009     11.73     15.19       49,668
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON LARGE CAP GROWTH - CLASS 1
      (NOW MIST PIMCO TOTAL RETURN)
         03/01/1999    to    12/31/1999     10.00     14.67       69,488
         01/01/2000    to    12/31/2000     14.67     15.23       95,144
         01/01/2001    to    12/31/2001     15.23     13.32      505,404
         01/01/2002    to    12/31/2002     13.32     10.12      445,943
         01/01/2003    to    12/31/2003     10.12     12.69      389,275
         01/01/2004    to    04/30/2004     12.69     12.73      356,284
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON MUTUAL SHARES SECURITIES - CLASS 1
         05/01/1998    to    12/31/1998     10.00      9.63      106,035
         01/01/1999    to    12/31/1999      9.63     10.41      247,806
         01/01/2000    to    12/31/2000     10.41     11.58      709,561
         01/01/2001    to    12/31/2001     11.58     12.25    1,022,355
         01/01/2002    to    12/31/2002     12.25     10.69      874,411
         01/01/2003    to    12/31/2003     10.69     13.22      810,909
         01/01/2004    to    04/30/2004     13.22     13.44      799,072
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON SMALL CAP - CLASS 1
      (NOW MSF T. ROWE PRICE SMALL CAP GROWTH)
         03/01/1999    to    12/31/1999     10.00     17.68       55,398
         01/01/2000    to    12/31/2000     17.68     14.58      338,504
         01/01/2001    to    12/31/2001     14.58     12.22      405,503
         01/01/2002    to    12/31/2002     12.22      8.61      426,059
         01/01/2003    to    12/31/2003      8.61     11.69      420,674
         01/01/2004    to    04/30/2004     11.69     11.92      403,327
      --------------------------------------------------------------------
      GACC MONEY MARKET (NOW MSF BLACKROCK MONEY MARKET)
         06/03/1996    to    12/31/1996     10.00     10.23       34,964
         01/01/1997    to    12/31/1997     10.23     10.67      311,051
         01/01/1998    to    12/31/1998     10.67     11.11    1,473,737
         01/01/1999    to    12/31/1999     11.11     11.53    3,709,173
         01/01/2000    to    12/31/2000     11.53     12.10    2,265,284
         01/01/2001    to    12/31/2001     12.10     12.41    2,923,506
         01/01/2002    to    12/31/2002     12.41     12.44    2,887,332
         01/01/2003    to    04/25/2003     12.44     12.43    2,879,801
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      MFS BOND SERIES - INITIAL CLASS
      (NOW MIST PIMCO TOTAL RETURN)
         05/15/1998    to    12/31/1998     10.00     10.49       16,538
         01/01/1999    to    12/31/1999     10.49     10.18       21,525
         01/01/2000    to    12/31/2000     10.18     10.97      148,025
         01/01/2001    to    12/31/2001     10.97     11.76      147,949
         01/01/2002    to    12/31/2002     11.76     12.63      100,188
         01/01/2003    to    12/31/2003     12.63     13.62       74,664
         01/01/2004    to    04/30/2004     13.62     13.59       65,273
      --------------------------------------------------------------------
      MFS/VIT EMERGING GROWTH SERIES - INITIAL CLASS
      (NOW MSF T. ROWE PRICE LARGE CAP GROWTH)
         01/01/1998    to    12/31/1998     10.00     13.23      539,659
         01/01/1999    to    12/31/1999     13.23     23.06    1,237,361
         01/01/2000    to    12/31/2000     23.06     18.28    1,710,417
         01/01/2001    to    12/31/2001     18.28     11.99    1,651,486
         01/01/2002    to    12/31/2002     11.99      7.83    1,337,953
         01/01/2003    to    12/31/2003      7.83     10.06    1,168,700
         01/01/2004    to    04/30/2004     10.06     10.27    1,091,223
      --------------------------------------------------------------------
      MFS/VIT HIGH INCOME SERIES - INITIAL CLASS
         01/01/1998    to    12/31/1998     10.00      9.85      219,209
         01/01/1999    to    12/31/1999      9.85     10.33      437,876
         01/01/2000    to    12/31/2000     10.33      9.51      546,225
         01/01/2001    to    12/31/2001      9.51      9.57      780,005
         01/01/2002    to    12/31/2002      9.57      9.68      853,177
         01/01/2003    to    12/31/2003      9.68     11.26      863,525
         01/01/2004    to    12/31/2004     11.26     12.12      676,432
         01/01/2005    to    04/29/2005     12.12     11.74      634,726
      --------------------------------------------------------------------
      MFS/VIT INVESTORS TRUST SERIES - INITIAL CLASS
         01/01/1998    to    12/31/1998     10.00     12.07      581,434
         01/01/1999    to    12/31/1999     12.07     12.70    1,373,014
         01/01/2000    to    12/31/2000     12.70     12.50    2,041,279
         01/01/2001    to    12/31/2001     12.50     10.36    2,514,762
         01/01/2002    to    12/31/2002     10.36      8.07    2,271,135
         01/01/2003    to    12/31/2003      8.07      9.73    2,198,563
         01/01/2004    to    12/31/2004      9.73     10.68    1,775,231
         01/01/2005    to    04/29/2005     10.68     10.22    1,656,416
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT    AUV AT   ACCUM. UNITS
                                                BEGINNING    END       END OF
                                                OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------
MFS/VIT RESEARCH SERIES - INITIAL CLASS
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   01/01/1998    to    12/31/1998                 10.00     12.17       464,786
   01/01/1999    to    12/31/1999                 12.17     14.89     1,098,586
   01/01/2000    to    12/31/2000                 14.89     13.97     1,487,387
   01/01/2001    to    12/31/2001                 13.97     10.85     1,538,541
   01/01/2002    to    12/31/2002                 10.85      8.07     1,234,964
   01/01/2003    to    12/31/2003                  8.07      9.93     1,049,818
   01/01/2004    to    04/30/2004                  9.93     10.12     1,008,156
--------------------------------------------------------------------------------
MFS/VIT STRATEGIC INCOME SERIES - INITIAL CLASS
(NOW MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES)
   01/01/1998    to    12/31/1998                 10.00     10.67         2,082
   01/01/1999    to    12/31/1999                 10.67     10.26         7,473
   01/01/2000    to    12/31/2000                 10.26     10.61        14,766
   01/01/2001    to    12/31/2001                 10.61     10.96        20,273
   01/01/2002    to    12/31/2002                 10.96     11.72       141,790
   01/01/2003    to    12/31/2003                 11.72     12.75       136,455
   01/01/2004    to    04/30/2004                 12.75     12.73       126,381
--------------------------------------------------------------------------------
MIST - CLARION GLOBAL REAL ESTATE - CLASS A
(FORMERLY MIST - NEUBERGER BERMAN REAL ESTATE)
   05/01/2005    to    12/31/2005                 18.16     20.89       577,966
   01/01/2006    to    12/31/2006                 20.89     28.41       408,587
   01/01/2007    to    12/31/2007                 28.41     23.87       273,519
   01/01/2008    to    12/31/2008                 23.87     13.76       227,187
   01/01/2009    to    12/31/2009                 13.76     18.33       202,708
--------------------------------------------------------------------------------
MIST - J.P. MORGAN ENHANCED INDEX - CLASS A
   04/30/1996    to    12/31/1996                 10.00     11.33     1,389,606
   01/01/1997    to    12/31/1997                 11.33     14.89     1,473,929
   01/01/1998    to    12/31/1998                 14.89     19.43     4,178,035
   01/01/1999    to    12/31/1999                 19.43     22.55    10,050,149
   01/01/2000    to    12/31/2000                 22.55     19.66    10,667,988
   01/01/2001    to    12/31/2001                 19.66     17.18     9,604,542
   01/01/2002    to    12/31/2002                 17.18     12.71     7,712,034
   01/01/2003    to    04/25/2003                 12.71     13.03     7,219,008
--------------------------------------------------------------------------------
MIST - J.P. MORGAN INTERNATIONAL EQUITY - CLASS A
   04/30/1996    to    12/31/1996                 10.21     10.97     1,306,892
   01/01/1997    to    12/31/1997                 10.97     11.46     5,440,592
   01/01/1998    to    12/31/1998                 11.46     12.89     7,309,325
   01/01/1999    to    12/31/1999                 12.89     16.33     7,578,951
   01/01/2000    to    12/31/2000                 16.33     13.41     7,802,123
   01/01/2001    to    12/31/2001                 13.41     10.54     6,798,044
   01/01/2002    to    12/31/2002                 10.54      8.69     5,234,918
   01/01/2003    to    04/25/2003                  8.69      8.33     4,859,536
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     AUV AT    AUV AT   ACCUM. UNITS
                                                    BEGINNING    END       END OF
                                                    OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   04/30/1996    to    12/31/1996                      9.90     10.37       508,830
   01/01/1997    to    12/31/1997                     10.37     11.16     1,433,081
   01/01/1998    to    12/31/1998                     11.16     11.91     3,323,343
   01/01/1999    to    12/31/1999                     11.91     11.57     7,608,610
   01/01/2000    to    12/31/2000                     11.57     12.71     6,709,012
   01/01/2001    to    12/31/2001                     12.71     13.41     6,655,731
   01/01/2002    to    12/31/2002                     13.41     14.41     6,096,575
   01/01/2003    to    12/31/2003                     14.41     14.78     5,085,444
   01/01/2004    to    11/19/2004                     14.78     15.20     4,107,037
------------------------------------------------------------------------------------
MIST - J.P. MORGAN SELECT EQUITY - CLASS A
   04/30/1996    to    12/31/1996                     10.08     10.84     2,044,523
   01/01/1997    to    12/31/1997                     10.84     14.05     6,903,606
   01/01/1998    to    12/31/1998                     14.05     16.99    10,544,818
   01/01/1999    to    12/31/1999                     16.99     18.38    12,271,286
   01/01/2000    to    12/31/2000                     18.38     17.00    12,047,555
   01/01/2001    to    12/31/2001                     17.00     15.75    10,844,584
   01/01/2002    to    12/31/2002                     15.75     11.55     8,484,458
   01/01/2003    to    12/31/2003                     11.55     15.21     7,250,220
   01/01/2004    to    11/19/2004                     15.21     16.41     5,985,944
------------------------------------------------------------------------------------
MIST - LARGE CAP RESEARCH - CLASS A
   01/01/1997    to    12/31/1997                     10.00      9.90       124,559
   01/01/1998    to    12/31/1998                      9.90     11.83     1,094,920
   01/01/1999    to    12/31/1999                     11.83     14.64     2,260,424
   01/01/2000    to    12/31/2000                     14.64     16.25     2,796,457
   01/01/2001    to    02/09/2001                     16.25     16.10     2,874,281
------------------------------------------------------------------------------------
MIST - LAZARD MID CAP PORTFOLIO - CLASS A
   04/30/2007    to    12/31/2007                     17.00     15.12     1,481,882
   01/01/2008    to    12/31/2008                     15.12      9.22     1,269,327
   01/01/2009    to    12/31/2009                      9.22     12.47     1,087,725
------------------------------------------------------------------------------------
MIST - LEGG MASON AGGRESSIVE GROWTH PORTFOLIO - CLASS A
   05/01/2004    to    12/31/2004                      9.08      9.89     3,095,338
   01/01/2005    to    12/31/2005                      9.89     11.10     2,310,326
   01/01/2006    to    12/31/2006                     11.10     10.77     1,691,832
   01/01/2007    to    12/31/2007                     10.77     10.90     1,229,428
   01/01/2008    to    12/31/2008                     10.90      6.56     1,036,196
   01/01/2009    to    12/31/2009                      6.56      8.63       934,701
------------------------------------------------------------------------------------
MIST - LEGG MASON VALUE EQUITY PORTFOLIO - CLASS B
   05/01/2006    to    12/31/2006                     10.42     11.17         3,235
   01/01/2007    to    12/31/2007                     11.17     10.36         6,018
   01/01/2008    to    12/31/2008                     10.36      4.64         5,072
   01/01/2009    to    12/31/2009                      4.64      6.31         9,821
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      MIST - LORD ABBETT AMERICA'S VALUE - CLASS B
         05/01/2004    to    12/31/2004     12.32     13.92       611,462
         01/01/2005    to    12/31/2005     13.92     14.27       765,591
         01/01/2006    to    12/31/2006     14.27     16.15       340,148
         01/01/2007    to    04/27/2007     16.15     17.21             0
      --------------------------------------------------------------------
      MIST - LORD ABBETT BOND DEBENTURE - CLASS A
         01/01/2000    to    12/31/2000     13.77     13.68    10,379,151
         01/01/2001    to    12/31/2001     13.68     14.00     9,987,878
         01/01/2002    to    12/31/2002     14.00     13.76     9,082,056
         01/01/2003    to    12/31/2003     13.76     16.21     8,247,095
         01/01/2004    to    12/31/2004     16.21     17.33     6,997,284
         01/01/2005    to    12/31/2005     17.33     17.40     5,920,743
         01/01/2006    to    12/31/2006     17.40     18.77     4,549,243
         01/01/2007    to    12/31/2007     18.77     19.77     3,650,480
         01/01/2008    to    12/31/2008     19.77     15.91     2,930,362
         01/01/2009    to    12/31/2009     15.91     21.51     2,443,195
      --------------------------------------------------------------------
      MIST - LORD ABBETT DEVELOPING GROWTH - CLASS A
         08/19/1997    to    12/31/1997     10.00     10.53       148,658
         01/01/1998    to    12/31/1998     10.53     11.07     1,342,201
         01/01/1999    to    12/31/1999     11.07     14.45     2,153,899
         01/01/2000    to    12/31/2000     14.45     11.57     3,364,546
         01/01/2001    to    12/31/2001     11.57     10.63     3,007,893
         01/01/2002    to    12/31/2002     10.63      7.44     2,431,192
         01/01/2003    to    04/25/2003      7.44      7.48     2,306,133
      --------------------------------------------------------------------
      MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
         01/01/2000    to    12/31/2000     39.46     44.62    19,739,469
         01/01/2001    to    12/31/2001     44.62     41.48    19,653,991
         01/01/2002    to    12/31/2002     41.48     33.56    17,487,100
         01/01/2003    to    12/31/2003     33.56     43.37    18,337,534
         01/01/2004    to    12/31/2004     43.37     48.29    17,755,836
         01/01/2005    to    12/31/2005     48.29     49.37    14,382,114
         01/01/2006    to    12/31/2006     49.37     57.47    10,701,249
         01/01/2007    to    12/31/2007     57.47     58.94     8,534,977
         01/01/2008    to    12/31/2008     58.94     37.08     6,910,389
         01/01/2009    to    12/31/2009     37.08     43.39     5,838,240
      --------------------------------------------------------------------
      MIST - LORD ABBETT MID CAP VALUE - CLASS A
         01/01/2000    to    12/31/2000     10.88     16.40     3,377,783
         01/01/2001    to    12/31/2001     16.40     17.48     3,949,594
         01/01/2002    to    12/31/2002     17.48     15.63     4,352,632
         01/01/2003    to    12/31/2003     15.63     19.45     4,295,222
         01/01/2004    to    12/31/2004     19.45     23.94     4,370,738
         01/01/2005    to    12/31/2005     23.94     25.56     3,683,994
         01/01/2006    to    12/31/2006     25.56     28.35     2,673,192
         01/01/2007    to    12/31/2007     28.35     28.21     2,119,334
         01/01/2008    to    12/31/2008     28.21     17.06     1,636,076
         01/01/2009    to    12/31/2009     17.06     21.34     1,341,827
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    AUV AT    AUV AT   ACCUM. UNITS
                                                   BEGINNING    END       END OF
                                                   OF PERIOD OF PERIOD    PERIOD
-----------------------------------------------------------------------------------
MIST - MET/PUTNAM CAPITAL OPPORTUNITIES - CLASS A
   01/01/1998    to    12/31/1998                    13.49     12.58    5,532,610
   01/01/1999    to    12/31/1999                    12.58     17.93    5,435,852
   01/01/2000    to    12/31/2000                    17.93     15.82    5,473,303
   01/01/2001    to    12/31/2001                    15.82     14.28    4,744,773
   01/01/2002    to    12/31/2002                    14.28     11.12    3,725,339
   01/01/2003    to    12/31/2003                    11.12     14.12    3,095,716
   01/01/2004    to    12/31/2004                    14.12     16.50    2,474,085
   01/01/2005    to    12/31/2005                    16.50     17.91    1,914,223
   01/01/2006    to    12/31/2006                    17.91     20.29    1,464,477
   01/01/2007    to    04/27/2007                    20.29     22.09            0
-----------------------------------------------------------------------------------
MIST - MFS(R) EMERGING MARKETS EQUITY - CLASS A
   04/28/2008    to    12/31/2008                    23.84     10.96      258,779
   01/01/2009    to    12/31/2009                    10.96     18.28      235,154
-----------------------------------------------------------------------------------
MIST - MFS RESEARCH INTERNATIONAL - CLASS A
   01/01/2003    to    12/31/2003                    10.00     13.28    3,703,698
   01/01/2004    to    12/31/2004                    13.28     15.69    3,605,317
   01/01/2005    to    12/31/2005                    15.69     18.07    3,955,480
   01/01/2006    to    12/31/2006                    18.07     22.62    3,042,974
   01/01/2007    to    12/31/2007                    22.62     25.35    2,410,788
   01/01/2008    to    12/31/2008                    25.35     14.44    2,005,101
   01/01/2009    to    12/31/2009                    14.44     18.80    1,702,107
-----------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A
   05/01/2004    to    12/31/2004                     9.63     10.24    1,419,760
   01/01/2005    to    12/31/2005                    10.24     10.60    3,198,574
   01/01/2006    to    12/31/2006                    10.60     11.27    2,299,212
   01/01/2007    to    12/31/2007                    11.27     12.72    1,664,715
   01/01/2008    to    12/31/2008                    12.72      6.80    1,409,365
   01/01/2009    to    12/31/2009                     6.80      9.65    1,241,343
-----------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS B
   05/01/2005    to    12/31/2005                     7.95      8.63    1,490,314
   01/01/2006    to    12/31/2006                     8.63      9.16       25,588
   01/01/2007    to    12/31/2007                     9.16     10.32       70,781
   01/01/2008    to    12/31/2008                    10.32      5.50       90,842
   01/01/2009    to    12/31/2009                     5.50      7.80      115,318
-----------------------------------------------------------------------------------
MIST - PIONEER FUND - CLASS A
   05/04/2009    to    12/31/2009                     7.65      9.40    3,133,665
-----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        AUV AT    AUV AT   ACCUM. UNITS
                                                       BEGINNING    END       END OF
                                                       OF PERIOD OF PERIOD    PERIOD
---------------------------------------------------------------------------------------
MIST - PIONEER FUND - CLASS A
(FORMERLY MSF-CAPITAL GUARDIAN U.S. EQUITY - CLASS A)
   05/01/2003    to    12/31/2003                         8.45     10.63      227,428
   01/01/2004    to    12/31/2004                        10.63     11.45    8,961,130
   01/01/2005    to    12/31/2005                        11.45     11.95    7,043,342
   01/01/2006    to    12/31/2006                        11.95     12.97    5,461,828
   01/01/2007    to    12/31/2007                        12.97     12.78    4,344,903
   01/01/2008    to    12/31/2008                        12.78      7.53    3,620,341
---------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2004    to    12/31/2004                        11.76     12.21    5,497,879
   01/01/2005    to    12/31/2005                        12.21     12.34    4,580,153
   01/01/2006    to    12/31/2006                        12.34     12.75    3,735,873
   01/01/2007    to    12/31/2007                        12.75     13.56    3,119,436
   01/01/2008    to    12/31/2008                        13.56     13.46    2,744,292
   01/01/2009    to    12/31/2009                        13.46     15.71    2,674,918
---------------------------------------------------------------------------------------
MIST - VAN KAMPEN COMSTOCK - CLASS B
   05/01/2005    to    12/31/2005                        10.00     10.48      956,701
   01/01/2006    to    12/31/2006                        10.48     11.99      383,654
   01/01/2007    to    12/31/2007                        11.99     11.53      445,777
   01/01/2008    to    12/31/2008                        11.53      7.28      388,974
   01/01/2009    to    12/31/2009                         7.28      9.09      364,382
---------------------------------------------------------------------------------------
MIST - VAN KAMPEN MID CAP GROWTH PORTFOLIO - CLASS A
   05/01/2001    to    12/31/2001                         9.64      8.83       85,446
   01/01/2002    to    12/31/2002                         8.83      6.60      254,179
   01/01/2003    to    12/31/2003                         6.60      8.87    2,811,310
   01/01/2004    to    12/31/2004                         8.87      9.87    2,401,597
   01/01/2005    to    12/31/2005                         9.87     10.19    1,863,080
   01/01/2006    to    12/31/2006                        10.19     10.92    1,465,142
   01/01/2007    to    12/31/2007                        10.92     13.33    1,149,432
   01/01/2008    to    12/31/2008                        13.33      7.01      929,875
   01/01/2009    to    12/31/2009                         7.01     10.91      796,819
---------------------------------------------------------------------------------------
MSF - ARTIO INTERNATIONAL STOCK - CLASS A
(FORMERLY JULIUS BAER INTERNATIONAL STOCK)
   09/11/2000    to    12/31/2000                        10.00      9.41       21,346
   01/01/2001    to    12/31/2001                         9.41      7.37       54,113
   01/01/2002    to    12/31/2002                         7.37      5.99       44,695
   01/01/2003    to    12/31/2003                         5.99      7.57       34,170
   01/01/2004    to    12/31/2004                         7.57      8.82       49,871
   01/01/2005    to    12/31/2005                         8.82     10.26       39,486
   01/01/2006    to    12/31/2006                        10.26     11.79       33,115
   01/01/2007    to    12/31/2007                        11.79     12.83       23,519
   01/01/2008    to    12/31/2008                        12.83      7.07       21,916
   01/01/2009    to    12/31/2009                         7.07      8.51       22,180
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      MSF - BLACKROCK BOND INCOME - CLASS A
         05/01/2004    to    12/31/2004     45.55     47.26      208,616
         01/01/2005    to    12/31/2005     47.26     47.73      204,201
         01/01/2006    to    12/31/2006     47.73     49.15      159,816
         01/01/2007    to    12/31/2007     49.15     51.51      141,190
         01/01/2008    to    12/31/2008     51.51     49.05      115,929
         01/01/2009    to    12/31/2009     49.05     52.95       97,613
      --------------------------------------------------------------------
      MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
         05/04/2009    to    12/31/2009      1.00      1.14    3,926,374
      --------------------------------------------------------------------
      MSF - BLACKROCK MONEY MARKET - CLASS A
         01/01/2003    to    12/31/2003     10.00      9.96    2,218,170
         01/01/2004    to    12/31/2004      9.96      9.91    2,068,226
         01/01/2005    to    12/31/2005      9.91     10.06    1,455,551
         01/01/2006    to    12/31/2006     10.06     10.40    1,358,206
         01/01/2007    to    12/31/2007     10.40     10.77    1,450,986
         01/01/2008    to    12/31/2008     10.77     10.92    1,712,270
         01/01/2009    to    12/31/2009     10.92     10.82    1,237,423
      --------------------------------------------------------------------
      MSF - DAVIS VENTURE VALUE - CLASS A
         05/01/2003    to    12/31/2003     22.55     28.43       62,347
         01/01/2004    to    12/31/2004     28.43     31.50       96,358
         01/01/2005    to    12/31/2005     31.50     34.26      144,107
         01/01/2006    to    12/31/2006     34.26     38.72      155,618
         01/01/2007    to    12/31/2007     38.72     39.92      136,573
         01/01/2008    to    12/31/2008     39.92     23.88      127,801
         01/01/2009    to    12/31/2009     23.88     31.07      121,196
      --------------------------------------------------------------------
      MSF - JENNISON GROWTH - CLASS A
         05/01/2005    to    12/31/2005      4.16      5.01       68,816
         01/01/2006    to    12/31/2006      5.01      5.08       50,716
         01/01/2007    to    12/31/2007      5.08      5.59       26,367
         01/01/2008    to    12/31/2008      5.59      3.51       22,613
         01/01/2009    to    12/31/2009      3.51      4.84       20,402
      --------------------------------------------------------------------
      MSF - JENNISON GROWTH - CLASS B
         05/01/2004    to    12/31/2004      9.64     10.48    1,028,049
         01/01/2005    to    12/31/2005     10.48     11.73    1,242,714
         01/01/2006    to    12/31/2006     11.73     11.86      130,351
         01/01/2007    to    12/31/2007     11.86     13.03       98,544
         01/01/2008    to    12/31/2008     13.03      8.15       64,311
         01/01/2009    to    12/31/2009      8.15     11.22       55,256
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT    AUV AT   ACCUM. UNITS
                                                BEGINNING    END       END OF
                                                OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------
MSF - MET/PUTNAM VOYAGER - CLASS A
   09/11/2000    to    12/31/2000                 10.00      7.34       22,721
   01/01/2001    to    12/31/2001                  7.34      5.01      109,052
   01/01/2002    to    12/31/2002                  5.01      3.51       85,734
   01/01/2003    to    12/31/2003                  3.51      4.36       86,409
   01/01/2004    to    12/31/2004                  4.36      4.51       75,528
   01/01/2005    to    04/29/2005                  4.51      4.15       73,488
--------------------------------------------------------------------------------
MSF - MET/PUTNAM VOYAGER - CLASS B
   05/01/2003    to    12/31/2003                 10.00     11.73       62,193
   01/01/2004    to    12/31/2004                 11.73     12.11       91,991
   01/01/2005    to    04/29/2005                 12.11     11.14      103,021
--------------------------------------------------------------------------------
MSF - MFS TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                 34.25     38.42       64,286
   01/01/2004    to    12/31/2004                 38.12     42.15      110,572
   01/01/2005    to    12/31/2005                 42.15     42.86      117,288
   01/01/2006    to    12/31/2006                 42.86     47.43      104,400
   01/01/2007    to    12/31/2007                 47.43     48.81       97,479
   01/01/2008    to    12/31/2008                 48.81     37.47       80,014
   01/01/2009    to    12/31/2009                 37.47     43.82       85,117
--------------------------------------------------------------------------------
MSF - OPPENHEIMER GLOBAL EQUITY - CLASS B
   05/01/2005    to    12/31/2005                 14.37     16.82       68,042
   01/01/2006    to    12/31/2006                 16.82     19.30      103,679
   01/01/2007    to    12/31/2007                 19.30     20.23      122,560
   01/01/2008    to    12/31/2008                 20.23     11.86      115,357
   01/01/2009    to    12/31/2009                 11.86     16.34      110,790
--------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                 11.28     12.24    1,353,696
   01/01/2005    to    12/31/2005                 12.24     12.86    1,154,265
   01/01/2006    to    12/31/2006                 12.86     14.37    1,056,525
   01/01/2007    to    12/31/2007                 14.37     15.51      838,882
   01/01/2008    to    12/31/2008                 15.51      8.89      742,579
   01/01/2009    to    12/31/2009                  8.89     12.57      721,418
--------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                 12.53     13.38      361,121
   01/01/2005    to    12/31/2005                 13.38     14.64      330,601
   01/01/2006    to    12/31/2006                 14.64     15.00      291,424
   01/01/2007    to    12/31/2007                 15.00     16.25      309,116
   01/01/2008    to    12/31/2008                 16.25     10.22      279,597
   01/01/2009    to    12/31/2009                 10.22     14.01      237,620
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                AUV AT    AUV AT   ACCUM. UNITS
                                               BEGINNING    END       END OF
                                               OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------
MSF - WESTERN ASSET MANAGEMENT STRATEGIC BOND
OPPORTUNITIES - CLASS A
   05/01/2004    to    12/31/2004                19.04     20.23       69,596
   01/01/2005    to    12/31/2005                20.23     20.52       67,853
   01/01/2006    to    12/31/2006                20.52     21.26       55,301
   01/01/2007    to    12/31/2007                21.26     21.80       46,044
   01/01/2008    to    12/31/2008                21.80     18.27       42,983
   01/01/2009    to    12/31/2009                18.27     23.82       44,304
-------------------------------------------------------------------------------
OPPENHEIMER BOND FUND/VA
(NOW MSF BLACKROCK BOND INCOME)
   01/01/1998    to    12/31/1998                10.00     10.53      401,990
   01/01/1999    to    12/31/1999                10.53     10.23    1,030,539
   01/01/2000    to    12/31/2000                10.23     10.70    1,183,539
   01/01/2001    to    12/31/2001                10.70     11.37    1,161,929
   01/01/2002    to    12/31/2002                11.37     12.23    1,151,840
   01/01/2003    to    12/31/2003                12.23     12.88      942,696
   01/01/2004    to    04/30/2004                12.88     12.87      907,918
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   01/01/1998    to    12/31/1998                10.00     12.23       97,161
   01/01/1999    to    12/31/1999                12.23     17.09      436,692
   01/01/2000    to    12/31/2000                17.09     16.81      721,879
   01/01/2001    to    12/31/2001                16.81     14.49      772,904
   01/01/2002    to    12/31/2002                14.49     10.45      643,117
   01/01/2003    to    12/31/2003                10.45     13.50      685,140
   01/01/2004    to    12/31/2004                13.50     14.23      535,465
   01/01/2005    to    04/29/2005                14.23     13.50      505,314
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA
   01/01/1998    to    12/31/1998                10.00      9.89       78,513
   01/01/1999    to    12/31/1999                 9.89     10.17      238,266
   01/01/2000    to    12/31/2000                10.17      9.66      294,225
   01/01/2001    to    12/31/2001                 9.66      9.71      298,630
   01/01/2002    to    12/31/2002                 9.71      9.35      272,760
   01/01/2003    to    12/31/2003                 9.35     11.42      275,782
   01/01/2004    to    04/30/2004                11.42     11.56      231,643
-------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                             AUV AT    AUV AT   ACCUM. UNITS
                                            BEGINNING    END       END OF
                                            OF PERIOD OF PERIOD    PERIOD
    ------------------------------------------------------------------------
    OPPENHEIMER MAIN STREET GROWTH AND INCOME FUND/VA
       01/01/1998    to    12/31/1998         10.00     10.33      284,830
       01/01/1999    to    12/31/1999         10.33     12.39      618,771
       01/01/2000    to    12/31/2000         12.39     11.15    1,218,285
       01/01/2001    to    12/31/2001         11.15      9.88    1,357,695
       01/01/2002    to    12/31/2002          9.88      7.91    1,030,883
       01/01/2003    to    12/31/2003          7.91      9.88      955,112
       01/01/2004    to    04/30/2004          9.88      9.89      930,357
    ------------------------------------------------------------------------
    OPPENHEIMER STRATEGIC BOND FUND/VA
       01/01/1998    to    12/31/1998         10.00     10.15      107,869
       01/01/1999    to    12/31/1999         10.15     10.29      306,527
       01/01/2000    to    12/31/2000         10.29     10.42      364,302
       01/01/2001    to    12/31/2001         10.42     10.77      338,891
       01/01/2002    to    12/31/2002         10.77     11.41      299,605
       01/01/2003    to    12/31/2003         11.41     13.29      260,052
       01/01/2004    to    04/30/2004         13.29     13.24      235,162
    ------------------------------------------------------------------------
    PUTNAM VT EQUITY INCOME - CLASS IB
       05/01/2003    to    12/31/2003         10.00     12.04       79,685
       01/01/2004    to    12/31/2004         12.04     13.27      179,474
       01/01/2005    to    12/31/2005         13.27     13.81      226,591
       01/01/2006    to    12/31/2006         13.81     16.18      153,076
       01/01/2007    to    12/31/2007         16.18     16.47      134,924
       01/01/2008    to    12/31/2008         16.47     11.18       90,271
       01/01/2009    to    12/31/2009         11.18     14.05       71,901
    ------------------------------------------------------------------------
    PUTNAM VT GROWTH AND INCOME - CLASS IB
       05/01/2003    to    12/31/2003          9.15     11.26      156,210
       01/01/2004    to    12/31/2004         11.26     12.34      143,453
       01/01/2005    to    12/31/2005         12.34     12.80      147,652
       01/01/2006    to    12/31/2006         12.80     14.64       23,282
       01/01/2007    to    12/31/2007         14.64     13.56       19,925
       01/01/2008    to    12/31/2008         13.56      8.20       10,244
       01/01/2009    to    12/31/2009          8.20     10.49        6,125
    ------------------------------------------------------------------------

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) DWS Variable Series II (formerly Scudder Variable Series II): DWS Government & Agency Securities VIP (Class A) (formerly Scudder Government & Agency Securities Portfolio) (Class A) (closed May 1, 2002); (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Class A): Invesco V.I. International Growth Fund (closed May 1, 2002 for Cova VA); (c) Met Investors Series Trust ("MIST") (Class B): T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003); (d) Metropolitan Series Fund, Inc. ("MSF"): Artio International Stock Portfolio (Class B) (closed December 19, 2003); (e) MSF: T. Rowe Price Large Cap Growth Portfolio (Class A) (added and closed May 1, 2004 for Cova VA); (f) MIST: Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005); (g) MSF: Jennison Growth Portfolio (Class B) (closed
May 1, 2005); (h) MIST: Legg Mason Value Equity Portfolio (Class B) (added and closed May 1, 2006); (i) MSF: T. Rowe Price Small Cap Growth Portfolio
(Class A) (added and closed April 30, 2007); (j) MSF: BlackRock Legacy Large Cap Growth Portfolio (added and closed effective May 4, 2009).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Fund: AIM VI Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. ("MSF"); Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class
A) of MSF; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of MSF; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class
A) of MIST.

Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class
A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the
AllianceBernstein Real

Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the following investment portfolios were replaced:
(a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc. and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following investment portfolios were merged: (a) the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid-Cap Portfolio (Class A) of the Met Investors Series Trust; (b) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Mid-Cap Value Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Bond Debenture Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust.

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007); and (b) DWS Variable Series II: DWS Small Cap Growth VIP (Class A ) ( closed 5/1/02) was replaced with the Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed 4/30/07).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 4, 2009, the Met/AIM Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 3, 2010, the assets in the Class B (or Class E, as noted) shares of the following investment portfolios, which had been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Davis Venture Value Portfolio (Class E) and the MFS(R) Total Return Portfolio (Class B) of the Metropolitan Series Fund, Inc., and the MFS(R) Research International Portfolio (Class B), the Lord Abbett Bond Debenture Portfolio (Class B) and the Lord Abbett Mid Cap Value Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed May 1, 2006) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

INVESCO V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Initial Class portfolios are available under the contract:

EQUITY-INCOME PORTFOLIO


SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(R) Index (S&P 500(R)).


GROWTH OPPORTUNITIES PORTFOLIO


SUBADVISER: FMR Co., Inc.


INVESTMENT OBJECTIVE: Seeks to provide capital growth.


Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:

TEMPLETON FOREIGN SECURITIES FUND

SUBADVISER: Franklin Templeton Investment Management Limited

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

TEMPLETON GROWTH SECURITIES FUND


SUBADVISER: Templeton Asset Management Limited


INVESTMENT OBJECTIVE: Seeks long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: ING Clarion Real Estate Securities LLC


INVESTMENT OBJECTIVE: Total return through investment in real estate securities, emphasizing both capital appreciation and current income.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.


LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)


SUBADVISER: Morgan Stanley Investment Management Inc.*


INVESTMENT OBJECTIVE: Seeks capital growth and income.



METROPOLITAN SERIES FUND, INC.
(CLASS A (OR CLASS B AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

ARTIO INTERNATIONAL STOCK PORTFOLIO


SUBADVISER: Artio Global Management, LLC


INVESTMENT OBJECTIVE: Long-term growth of capital.

BLACKROCK BOND INCOME PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.


*On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the Subadviser to the Portfolio.

DAVIS VENTURE VALUE PORTFOLIO

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVES: Seeks long-term growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks a favorable total return through investment in a diversified portfolio.


MFS(R) VALUE PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: Seeks capital growth and current income.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio

 Morgan Stanley Mid Cap Growth Portfolio

 Oppenheimer Capital Appreciation Portfolio (Class B)
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 Van Kampen Comstock Portfolio (Class B)



METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))

 BlackRock Bond Income Portfolio (Class B)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio
 MFS(R) Total Return Portfolio

 MFS(R) Value Portfolio (Class B)

 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Small Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Equity Income Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*


 Invesco V.I. International Growth Fund (Series I) 5/1/02

 Templeton Growth Securities Fund (Class 1) 5/1/02


 Templeton Foreign Securities Fund (Class 1) 5/1/03
 T. Rowe Price Mid Cap Growth Portfolio (Class B) 5/1/03
 Artio International Stock Portfolio (Class B) 12/19/03
 T. Rowe Price Large Cap Growth Portfolio (Class A) 5/1/04
 Jennison Growth Portfolio (Class B) 5/1/05
 Legg Mason Value Equity Portfolio (Class B) 5/1/06

 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09

--------------------------------------------------------------------------------

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

 Artio International Stock Portfolio
 BlackRock Money Market Portfolio
 Jennison Growth Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09

--------------------------------------------------------------------------------

If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Clarion Global Real Estate Portfolio
 Lazard Mid Cap Portfolio

 Legg Mason ClearBridge Aggressive Growth Portfolio

 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio

 Morgan Stanley Mid Cap Growth Portfolio

 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*


 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09

--------------------------------------------------------------------------------

If you purchased a DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund


FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Clarion Global Real Estate Portfolio
 Lazard Mid Cap Portfolio

 Legg Mason ClearBridge Aggressive Growth Portfolio

 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio

 Morgan Stanley Mid Cap Growth Portfolio

 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Money Market Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 DWS Government & Agency Securities VIP (Class A) 5/1/02
 Third Avenue Small Cap Value Portfolio (Class A) 5/1/05
 T. Rowe Price Small Cap Growth Portfolio (Class A) 4/30/07

 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09

--------------------------------------------------------------------------------

If you purchased a PREVAIL VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund


FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio

 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio

 Morgan Stanley Mid Cap Growth Portfolio

 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*


 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09


*These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

                      STATEMENT OF ADDITIONAL INFORMATION

                    INDIVIDUAL FIXED AND VARIABLE DEFERRED

                               ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                      METLIFE INVESTORS INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2010, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE TO THE COMPANY AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2010.

SAI-COVAVA10

                  TABLE OF CONTENTS                   PAGE

                  COMPANY................................ 3

                  INDEPENDENT REGISTERED PUBLIC
                  ACCOUNTING FIRM........................ 3

                  CUSTODIAN.............................. 4

                  DISTRIBUTION........................... 4

                  CALCULATION OF PERFORMANCE INFORMATION. 5
                     Total Return........................ 5
                     Historical Unit Values.............. 5
                     Reporting Agencies.................. 6

                  ANNUITY PROVISIONS..................... 6
                     Variable Annuity.................... 6
                     Fixed Annuity....................... 6
                     Annuity Unit Value.................. 7
                     Net Investment Factor............... 7
                     Mortality and Expense Guarantee..... 7

                  TAX STATUS OF THE CONTRACTS............ 7

                  FINANCIAL STATEMENTS................... 8

COMPANY

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Life Insurance Services Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2009, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its Policy Owners) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc., without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.



In addition, General American Life entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2009, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


The Company presently is licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of General American Life Insurance Company and subsidiaries (the

"Guarantor"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and includes an explanatory paragraph referring to changes in the Guarantor's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements, and the related financial statement schedules, incorporated in this Statement of Additional Information by reference from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2009, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which express (1) an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph regarding changes in MetLife's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and (2) an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The principal address of Deloitte & Touche LLP is Two World Financial Center, New York, NY 10281-1414.


ADDITIONAL INFORMATION


As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents which have been filed with the SEC, which means that these documents are legally a part of this Statement of Additional Information:

(i)The consolidated financial statements and financial statement schedules from MetLife and Subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2009, filed on February 26, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(ii)MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(iii)MetLife's Current Report on Form 8-K filed with the SEC on March 8, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and

(iv)MetLife's Current Report on Form 8-K filed with the SEC on March 11, 2010 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.

CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, California 92614 is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information -- Distribution of Contracts.") Additional information is provided below.

The contracts are not currently offered for sale.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of FINRA. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:


                                                              AGGREGATE
                                                              AMOUNT OF
                                   AGGREGATE                 COMMISSIONS
                                   AMOUNT OF                 RETAINED BY
                                  COMMISSIONS             DISTRIBUTOR AFTER
                                    PAID TO                  PAYMENTS TO
FISCAL YEAR                       DISTRIBUTOR               SELLING FIRMS
-----------                       -----------             -----------------
2007                              $93,514,576                    $0
2008                              $85,020,359                    $0
2009                              $74,046,968                    $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a 0.15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1)the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2)the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY UNIT VALUE

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a)the Accumulation Unit value as of the close of the current Valuation Period, by

(b)the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements. If investment portfolio shares are sold directly to either tax qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.


OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of tax law and regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. Additionally, you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

FINANCIAL STATEMENTS

The financial statements of the Separate Account, the Company and General American Life Insurance Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

The financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 8 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                        MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                       GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                       ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value                $ 669,089,034    $ 280,935,193    $ 52,933,177    $ 199,637,774
  Other receivables                                   --               --              --               --
  Due from MetLife Investors Insurance
     Company                                          39               10              --               12
                                       ----------------- ---------------- --------------- ----------------
       Total Assets                          669,089,073      280,935,203      52,933,177      199,637,786
                                       ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                         986            1,033             584              885
                                       ----------------- ---------------- --------------- ----------------
       Total Liabilities                             986            1,033             584              885
                                       ----------------- ---------------- --------------- ----------------
NET ASSETS                                 $ 669,088,087    $ 280,934,170    $ 52,932,593    $ 199,636,901
                                       ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 664,892,287    $ 280,073,161    $ 52,768,582    $ 199,096,454
  Net assets from contracts in payouts         4,195,800          861,009         164,011          540,447
                                       ----------------- ---------------- --------------- ----------------
       Total Net Assets                    $ 669,088,087    $ 280,934,170    $ 52,932,593    $ 199,636,901
                                       ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                     MIST PIMCO     MIST LEGG MASON
                                           MIST OPPENHEIMER INFLATION PROTECTED PARTNERS AGGRESSIVE    MIST PIMCO
                                       CAPITAL APPRECIATION                BOND              GROWTH  TOTAL RETURN
                                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
                                       -------------------- ------------------- ------------------- -------------
ASSETS:
  Investments at fair value                    $ 90,688,915        $ 79,015,586        $ 61,074,682 $ 463,387,678
  Other receivables                                      --                  --                  --            --
  Due from MetLife Investors Insurance
     Company                                             --                   3                  --            13
                                       -------------------- ------------------- ------------------- -------------
       Total Assets                              90,688,915          79,015,589          61,074,682   463,387,691
                                       -------------------- ------------------- ------------------- -------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                            846                 554                 666           815
                                       -------------------- ------------------- ------------------- -------------
       Total Liabilities                                846                 554                 666           815
                                       -------------------- ------------------- ------------------- -------------
NET ASSETS                                     $ 90,688,069        $ 79,015,035        $ 61,074,016 $ 463,386,876
                                       ==================== =================== =================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 90,522,488        $ 78,985,170        $ 61,026,086 $ 462,701,806
  Net assets from contracts in payouts              165,581              29,865              47,930       685,070
                                       -------------------- ------------------- ------------------- -------------
       Total Net Assets                        $ 90,688,069        $ 79,015,035        $ 61,074,016 $ 463,386,876
                                       ==================== =================== =================== =============

The accompanying notes are an integral part of these financial statements.

                                                                                                  MIST
            MIST RCM MIST T. ROWE PRICE MIST MFS RESEARCH     MIST MET/AIM  MIST LAZARD HARRIS OAKMARK
          TECHNOLOGY     MID CAP GROWTH     INTERNATIONAL SMALL CAP GROWTH      MID CAP  INTERNATIONAL
         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
-------------------- ------------------ ----------------- ---------------- ------------ --------------
        $ 11,420,107       $ 77,637,194     $ 138,035,563     $ 52,645,494 $ 45,028,284   $ 69,004,959
                  --                 --                --               --           --             --
                  --                  3                 1                5            5             10
-------------------- ------------------ ----------------- ---------------- ------------ --------------
          11,420,107         77,637,197       138,035,564       52,645,499   45,028,289     69,004,969
-------------------- ------------------ ----------------- ---------------- ------------ --------------
                 587                875             1,069              589          986            434
-------------------- ------------------ ----------------- ---------------- ------------ --------------
                 587                875             1,069              589          986            434
-------------------- ------------------ ----------------- ---------------- ------------ --------------
        $ 11,419,520       $ 77,636,322     $ 138,034,495     $ 52,644,910 $ 45,027,303   $ 69,004,535
==================== ================== ================= ================ ============ ==============
        $ 11,418,916       $ 77,587,003     $ 137,525,043     $ 52,615,530 $ 44,865,568   $ 68,998,002
                 604             49,319           509,452           29,380      161,735          6,533
-------------------- ------------------ ----------------- ---------------- ------------ --------------
        $ 11,419,520       $ 77,636,322     $ 138,034,495     $ 52,644,910 $ 45,027,303   $ 69,004,535
==================== ================== ================= ================ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                                     MIST
                                       MIST THIRD AVENUE MIST CLARION GLOBAL    MIST TURNER GOLDMAN SACHS
                                         SMALL CAP VALUE         REAL ESTATE MID CAP GROWTH MID CAP VALUE
                                             SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------------- ------------------- -------------- -------------
ASSETS:
  Investments at fair value                 $ 58,217,007        $ 37,899,287   $ 11,434,799  $ 18,468,441
  Other receivables                                   --                  --             --            --
  Due from MetLife Investors Insurance
     Company                                           8                  --              8            10
                                       ----------------- ------------------- -------------- -------------
       Total Assets                           58,217,015          37,899,287     11,434,807    18,468,451
                                       ----------------- ------------------- -------------- -------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                         815                 718            626           629
                                       ----------------- ------------------- -------------- -------------
       Total Liabilities                             815                 718            626           629
                                       ----------------- ------------------- -------------- -------------
NET ASSETS                                  $ 58,216,200        $ 37,898,569   $ 11,434,181  $ 18,467,822
                                       ================= =================== ============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 58,201,878        $ 37,851,110   $ 11,433,380  $ 18,465,802
  Net assets from contracts in payouts            14,322              47,459            801         2,020
                                       ----------------- ------------------- -------------- -------------
       Total Net Assets                     $ 58,216,200        $ 37,898,569   $ 11,434,181  $ 18,467,822
                                       ================= =================== ============== =============

The accompanying notes are an integral part of these financial statements.

       MIST METLIFE        MIST METLIFE      MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
 DEFENSIVE STRATEGY   MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
        $ 313,812,623     $ 677,808,408   $ 1,859,813,765 $ 1,507,800,258       $ 181,304,509    $ 84,374,299
                  --                 --                --              --                  --              --
                    5                 6                10              11                   4               7
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
          313,812,628       677,808,414     1,859,813,775   1,507,800,269         181,304,513      84,374,306
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
                  439               261               446             238                 432             751
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
                  439               261               446             238                 432             751
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
        $ 313,812,189     $ 677,808,153   $ 1,859,813,329 $ 1,507,800,031       $ 181,304,081    $ 84,373,555
===================== ================= ================= =============== =================== ===============
        $ 313,812,189     $ 677,808,153   $ 1,859,474,158 $ 1,507,778,099       $ 181,304,081    $ 84,300,815
                  --                 --           339,171          21,932                  --          72,740
--------------------- ----------------- ----------------- --------------- ------------------- ---------------
        $ 313,812,189     $ 677,808,153   $ 1,859,813,329 $ 1,507,800,031       $ 181,304,081    $ 84,373,555
===================== ================= ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                  MIST MIST SSGA GROWTH MIST LEGG MASON
                                       SSGA GROWTH ETF   AND INCOME ETF    VALUE EQUITY MIST PIONEER FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                       --------------- ---------------- --------------- -----------------
ASSETS:
  Investments at fair value               $ 35,261,073     $ 83,204,904    $ 22,626,713      $ 95,302,029
  Other receivables                                 --               --              --                --
  Due from MetLife Investors Insurance
     Company                                        --                1               1                --
                                       --------------- ---------------- --------------- -----------------
       Total Assets                         35,261,073       83,204,905      22,626,714        95,302,029
                                       --------------- ---------------- --------------- -----------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                       388              276             450               787
                                       --------------- ---------------- --------------- -----------------
       Total Liabilities                           388              276             450               787
                                       --------------- ---------------- --------------- -----------------
NET ASSETS                                $ 35,260,685     $ 83,204,629    $ 22,626,264      $ 95,301,242
                                       =============== ================ =============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 35,260,685     $ 83,204,629    $ 22,623,288      $ 94,781,539
  Net assets from contracts in payouts              --               --           2,976           519,703
                                       --------------- ---------------- --------------- -----------------
       Total Net Assets                   $ 35,260,685     $ 83,204,629    $ 22,626,264      $ 95,301,242
                                       =============== ================ =============== =================

The accompanying notes are an integral part of these financial statements.

                                                                                        MIST AMERICAN
      MIST PIONEER MIST MFS EMERGING MIST LOOMIS SAYLES     MIST RAINIER MIST AMERICAN FUNDS BALANCED
  STRATEGIC INCOME    MARKETS EQUITY     GLOBAL MARKETS LARGE CAP EQUITY  FUNDS GROWTH     ALLOCATION
       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
------------------ ----------------- ------------------ ---------------- ------------- --------------
       $ 5,987,009      $ 53,586,892        $ 9,662,749      $ 5,008,985  $ 27,598,237  $ 201,424,601
                --                --                 --               --            --             --
                --                --                 --               --             1             --
------------------ ----------------- ------------------ ---------------- ------------- --------------
         5,987,009        53,586,892          9,662,749        5,008,985    27,598,238    201,424,601
------------------ ----------------- ------------------ ---------------- ------------- --------------
               383               754                488              326           368            257
------------------ ----------------- ------------------ ---------------- ------------- --------------
               383               754                488              326           368            257
------------------ ----------------- ------------------ ---------------- ------------- --------------
       $ 5,986,626      $ 53,586,138        $ 9,662,261      $ 5,008,659  $ 27,597,870  $ 201,424,344
================== ================= ================== ================ ============= ==============
       $ 5,986,626      $ 53,565,010        $ 9,662,261      $ 5,008,659  $ 27,597,870  $ 201,424,344
                --            21,128                 --               --            --             --
------------------ ----------------- ------------------ ---------------- ------------- --------------
       $ 5,986,626      $ 53,586,138        $ 9,662,261      $ 5,008,659  $ 27,597,870  $ 201,424,344
================== ================= ================== ================ ============= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                     MIST AMERICAN                      MIST AMERICAN
                                       MIST AMERICAN  FUNDS GROWTH       MIST AMERICAN FUNDS MODERATE
                                          FUNDS BOND    ALLOCATION FUNDS INTERNATIONAL     ALLOCATION
                                         SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
                                       ------------- ------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 17,394,507 $ 196,706,031        $ 15,224,919  $ 125,390,532
  Other receivables                               --            --                  --             --
  Due from MetLife Investors Insurance
     Company                                      --             2                  --             --
                                       ------------- ------------- ------------------- --------------
       Total Assets                       17,394,507   196,706,033          15,224,919    125,390,532
                                       ------------- ------------- ------------------- --------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                     470           418                 371            401
                                       ------------- ------------- ------------------- --------------
       Total Liabilities                         470           418                 371            401
                                       ------------- ------------- ------------------- --------------
NET ASSETS                              $ 17,394,037 $ 196,705,615        $ 15,224,548  $ 125,390,131
                                       ============= ============= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 17,394,037 $ 196,705,615        $ 15,224,548  $ 125,390,131
  Net assets from contracts in payouts            --            --                  --             --
                                       ------------- ------------- ------------------- --------------
       Total Net Assets                 $ 17,394,037 $ 196,705,615        $ 15,224,548  $ 125,390,131
                                       ============= ============= =================== ==============

The accompanying notes are an integral part of these financial statements.

                                                                       MIST MET/FRANKLIN               MIST
  MIST BLACKROCK     MIST DREMAN MIST MET/TEMPLETON MIST MET/FRANKLIN TEMPLETON FOUNDING      MET/TEMPLETON
      HIGH YIELD SMALL CAP VALUE             GROWTH     MUTUAL SHARES           STRATEGY INTERNATIONAL BOND
     SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------- --------------- ------------------ ----------------- ------------------ ------------------
     $ 9,210,760     $ 3,801,910        $ 8,707,892      $ 61,898,547      $ 138,384,048          $ 202,600
              --              --                 --                --                 --                 --
              --              --                 --                 1                 --                 --
---------------- --------------- ------------------ ----------------- ------------------ ------------------
       9,210,760       3,801,910          8,707,892        61,898,548        138,384,048            202,600
---------------- --------------- ------------------ ----------------- ------------------ ------------------
             491             330                293               476                333                 39
---------------- --------------- ------------------ ----------------- ------------------ ------------------
             491             330                293               476                333                 39
---------------- --------------- ------------------ ----------------- ------------------ ------------------
     $ 9,210,269     $ 3,801,580        $ 8,707,599      $ 61,898,072      $ 138,383,715          $ 202,561
================ =============== ================== ================= ================== ==================
     $ 9,210,269     $ 3,801,580        $ 8,702,784      $ 61,893,677      $ 138,383,715          $ 202,561
              --              --              4,815             4,395                 --                 --
---------------- --------------- ------------------ ----------------- ------------------ ------------------
     $ 9,210,269     $ 3,801,580        $ 8,707,599      $ 61,898,072      $ 138,383,715          $ 202,561
================ =============== ================== ================= ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       MIST BLACKROCK            RUSSELL           RUSSELL
                                       LARGE CAP CORE MULTI-STYLE EQUITY AGGRESSIVE EQUITY RUSSELL NON-U.S.
                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                       -------------- ------------------ ----------------- ----------------
ASSETS:
  Investments at fair value                 $ 768,810       $ 12,025,703       $ 2,525,350      $ 5,726,364
  Other receivables                                --                 --                --               --
  Due from MetLife Investors Insurance
     Company                                       --                 --                --               61
                                       -------------- ------------------ ----------------- ----------------
       Total Assets                           768,810         12,025,703         2,525,350        5,726,425
                                       -------------- ------------------ ----------------- ----------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                      137                 49                47               64
                                       -------------- ------------------ ----------------- ----------------
       Total Liabilities                          137                 49                47               64
                                       -------------- ------------------ ----------------- ----------------
NET ASSETS                                  $ 768,673       $ 12,025,654       $ 2,525,303      $ 5,726,361
                                       ============== ================== ================= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 768,673       $ 11,916,802       $ 2,499,734      $ 5,716,120
  Net assets from contracts in payouts             --            108,852            25,569           10,241
                                       -------------- ------------------ ----------------- ----------------
       Total Net Assets                     $ 768,673       $ 12,025,654       $ 2,525,303      $ 5,726,361
                                       ============== ================== ================= ================

The accompanying notes are an integral part of these financial statements.

                                    RUSSELL             AIM V.I.  DWS GOVERNMENT &     MSF DAVIS MSF MET/ARTISAN
 RUSSELL CORE BOND   REAL ESTATE SECURITIES INTERNATIONAL GROWTH AGENCY SECURITIES VENTURE VALUE   MID CAP VALUE
       SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
        $ 12,121,254            $ 1,415,867          $ 7,801,032         $ 922,714 $ 226,833,581    $ 42,984,684
                  --                     --                   --                --            --              --
                  --                     --                   --                --            29             140
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
          12,121,254              1,415,867            7,801,032           922,714   226,833,610      42,984,824
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
                  62                    118                  519               198           688             513
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
                  62                    118                  519               198           688             513
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
        $ 12,121,192            $ 1,415,749          $ 7,800,513         $ 922,516 $ 226,832,922    $ 42,984,311
==================== ====================== ==================== ================= ============= ===============
        $ 12,099,643            $ 1,414,647          $ 7,748,761         $ 919,298 $ 226,729,520    $ 42,964,103
              21,549                  1,102               51,752             3,218       103,402          20,208
-------------------- ---------------------- -------------------- ----------------- ------------- ---------------
        $ 12,121,192            $ 1,415,749          $ 7,800,513         $ 922,516 $ 226,832,922    $ 42,984,311
==================== ====================== ==================== ================= ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                   MSF      MSF MFS           MSF ARTIO MSF BLACKROCK
                                       JENNISON GROWTH TOTAL RETURN INTERNATIONAL STOCK  MONEY MARKET
                                           SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
                                       --------------- ------------ ------------------- -------------
ASSETS:
  Investments at fair value               $ 56,318,676 $ 91,621,372         $ 6,592,717 $ 178,893,427
  Other receivables                                 --           --                  --             2
  Due from MetLife Investors Insurance
     Company                                        10           53                  --            --
                                       --------------- ------------ ------------------- -------------
       Total Assets                         56,318,686   91,621,425           6,592,717   178,893,429
                                       --------------- ------------ ------------------- -------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                     1,013          614                 378           967
                                       --------------- ------------ ------------------- -------------
       Total Liabilities                         1,013          614                 378           967
                                       --------------- ------------ ------------------- -------------
NET ASSETS                                $ 56,317,673 $ 91,620,811         $ 6,592,339 $ 178,892,462
                                       =============== ============ =================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 56,288,091 $ 91,425,782         $ 6,590,845 $ 178,815,960
  Net assets from contracts in payouts          29,582      195,029               1,494        76,502
                                       --------------- ------------ ------------------- -------------
       Total Net Assets                   $ 56,317,673 $ 91,620,811         $ 6,592,339 $ 178,892,462
                                       =============== ============ =================== =============

The accompanying notes are an integral part of these financial statements.

                                                                         MSF WESTERN ASSET MSF WESTERN ASSET
          MSF METLIFE MSF BLACKROCK   MSF BLACKROCK MSF LOOMIS SAYLES MANAGEMENT STRATEGIC        MANAGEMENT
          STOCK INDEX   BOND INCOME STRATEGIC VALUE  SMALL CAP GROWTH   BOND OPPORTUNITIES   U.S. GOVERNMENT
          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
--------------------- ------------- --------------- ----------------- -------------------- -----------------
         $ 32,031,146  $ 59,758,689     $ 1,665,576      $ 14,181,909          $ 5,903,554      $ 12,962,197
                   --            --              --                --                   --                --
                    9            38              --                --                   --                --
--------------------- ------------- --------------- ----------------- -------------------- -----------------
           32,031,155    59,758,727       1,665,576        14,181,909            5,903,554        12,962,197
--------------------- ------------- --------------- ----------------- -------------------- -----------------
                  530           465             255               451                  266               523
--------------------- ------------- --------------- ----------------- -------------------- -----------------
                  530           465             255               451                  266               523
--------------------- ------------- --------------- ----------------- -------------------- -----------------
         $ 32,030,625  $ 59,758,262     $ 1,665,321      $ 14,181,458          $ 5,903,288      $ 12,961,674
===================== ============= =============== ================= ==================== =================
         $ 32,030,625  $ 59,752,600     $ 1,665,321      $ 14,178,165          $ 5,896,606      $ 12,961,674
                   --         5,662              --             3,293                6,682                --
--------------------- ------------- --------------- ----------------- -------------------- -----------------
         $ 32,030,625  $ 59,758,262     $ 1,665,321      $ 14,181,458          $ 5,903,288      $ 12,961,674
===================== ============= =============== ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       MSF T. ROWE PRICE MSF T. ROWE PRICE MSF OPPENHEIMER
                                        SMALL CAP GROWTH  LARGE CAP GROWTH   GLOBAL EQUITY MSF MFS VALUE
                                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------------- ----------------- --------------- -------------
ASSETS:
  Investments at fair value                  $ 8,843,700      $ 51,232,634    $ 17,331,981  $ 13,534,983
  Other receivables                                   --                --              --            --
  Due from MetLife Investors Insurance
     Company                                          --                 1               7            --
                                       ----------------- ----------------- --------------- -------------
       Total Assets                            8,843,700        51,232,635      17,331,988    13,534,983
                                       ----------------- ----------------- --------------- -------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                         461               493             413           360
                                       ----------------- ----------------- --------------- -------------
       Total Liabilities                             461               493             413           360
                                       ----------------- ----------------- --------------- -------------
NET ASSETS                                   $ 8,843,239      $ 51,232,142    $ 17,331,575  $ 13,534,623
                                       ================= ================= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 8,825,173      $ 51,165,185    $ 17,317,497  $ 13,534,623
  Net assets from contracts in payouts            18,066            66,957          14,078            --
                                       ----------------- ----------------- --------------- -------------
       Total Net Assets                      $ 8,843,239      $ 51,232,142    $ 17,331,575  $ 13,534,623
                                       ================= ================= =============== =============

The accompanying notes are an integral part of these financial statements.

 MSF MET/DIMENSIONAL      MSF BARCLAYS
 INTERNATIONAL SMALL CAPITAL AGGREGATE MSF VAN ECK GLOBAL         MSF METLIFE MSF MORGAN STANLEY MSF RUSSELL
             COMPANY        BOND INDEX  NATURAL RESOURCES MID CAP STOCK INDEX         EAFE INDEX  2000 INDEX
         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT SUB-ACCOUNT
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
         $ 1,188,102       $ 1,430,326          $ 394,883           $ 521,880          $ 467,235   $ 471,100
                  --                --                 --                  --                 --          --
                  --                 1                 --                   2                 --           2
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
           1,188,102         1,430,327            394,883             521,882            467,235     471,102
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
                 339               254                 72                 170                127         169
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
                 339               254                 72                 170                127         169
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
         $ 1,187,763       $ 1,430,073          $ 394,811           $ 521,712          $ 467,108   $ 470,933
==================== ================= ================== =================== ================== ===========
         $ 1,187,763       $ 1,430,073          $ 394,811           $ 521,712          $ 467,108   $ 470,933
                  --                --                 --                  --                 --          --
-------------------- ----------------- ------------------ ------------------- ------------------ -----------
         $ 1,187,763       $ 1,430,073          $ 394,811           $ 521,712          $ 467,108   $ 470,933
==================== ================= ================== =================== ================== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                          MSF BLACKROCK
                                       LEGACY LARGE CAP         PUTNAM VT                     PUTNAM VT
                                                 GROWTH GROWTH AND INCOME PUTNAM VT VISTA EQUITY INCOME
                                            SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                       ---------------- ----------------- --------------- -------------
ASSETS:
  Investments at fair value                 $ 9,260,186       $ 9,604,294     $ 2,324,911  $ 29,028,255
  Other receivables                                  --                --              --            --
  Due from MetLife Investors Insurance
     Company                                          7                --              --            10
                                       ---------------- ----------------- --------------- -------------
       Total Assets                           9,260,193         9,604,294       2,324,911    29,028,265
                                       ---------------- ----------------- --------------- -------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                        465               551             215           672
                                       ---------------- ----------------- --------------- -------------
       Total Liabilities                            465               551             215           672
                                       ---------------- ----------------- --------------- -------------
NET ASSETS                                  $ 9,259,728       $ 9,603,743     $ 2,324,696  $ 29,027,593
                                       ================ ================= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 9,222,808       $ 9,579,820     $ 2,301,109  $ 28,934,814
  Net assets from contracts in payouts           36,920            23,923          23,587        92,779
                                       ---------------- ----------------- --------------- -------------
       Total Net Assets                     $ 9,259,728       $ 9,603,743     $ 2,324,696  $ 29,027,593
                                       ================ ================= =============== =============

The accompanying notes are an integral part of these financial statements.

  FTVIPT TEMPLETON     FTVIPT TEMPLETON         FIDELITY VIP  FIDELITY VIP    PIMCO VIT    PIMCO VIT
 GROWTH SECURITIES   FOREIGN SECURITIES GROWTH OPPORTUNITIES EQUITY-INCOME   HIGH YIELD LOW DURATION
       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
-------------------- ------------------ -------------------- ------------- ------------ ------------
       $ 12,653,099       $ 34,090,265            $ 145,838   $ 4,805,712 $ 11,727,670 $ 12,366,960
                 --                 --                   --            --           --           --
                 --                 --                   --            --           --           --
-------------------- ------------------ -------------------- ------------- ------------ ------------
         12,653,099         34,090,265              145,838     4,805,712   11,727,670   12,366,960
-------------------- ------------------ -------------------- ------------- ------------ ------------
                614                442                   63           359          412          343
-------------------- ------------------ -------------------- ------------- ------------ ------------
                614                442                   63           359          412          343
-------------------- ------------------ -------------------- ------------- ------------ ------------
       $ 12,652,485       $ 34,089,823            $ 145,775   $ 4,805,353 $ 11,727,258 $ 12,366,617
==================== ================== ==================== ============= ============ ============
       $ 12,610,504       $ 34,000,841            $ 145,775   $ 4,805,353 $ 11,726,171 $ 12,365,966
             41,981             88,982                   --            --        1,087          651
-------------------- ------------------ -------------------- ------------- ------------ ------------
       $ 12,652,485       $ 34,089,823            $ 145,775   $ 4,805,353 $ 11,727,258 $ 12,366,617
==================== ================== ==================== ============= ============ ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                      AMERICAN FUNDS
                                       AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
                                        GLOBAL GROWTH CAPITALIZATION         GROWTH
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                       -------------- -------------- --------------
ASSETS:
  Investments at fair value              $ 61,957,211   $ 12,780,404   $ 71,787,027
  Other receivables                                --             --             --
  Due from MetLife Investors Insurance
     Company                                        4             --              4
                                       -------------- -------------- --------------
       Total Assets                        61,957,215     12,780,404     71,787,031
                                       -------------- -------------- --------------
LIABILITIES:
  Due to MetLife Investors Insurance
     Company                                      388            280            399
                                       -------------- -------------- --------------
       Total Liabilities                          388            280            399
                                       -------------- -------------- --------------
NET ASSETS                               $ 61,956,827   $ 12,780,124   $ 71,786,632
                                       ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 61,956,827   $ 12,780,124   $ 71,781,817
  Net assets from contracts in payouts             --             --          4,815
                                       -------------- -------------- --------------
       Total Net Assets                  $ 61,956,827   $ 12,780,124   $ 71,786,632
                                       ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                           GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                 $ 14,281,770        $ 18,597,111            $ 1,825         $ 3,790,227
                                           -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    6,960,432           2,774,092            389,185           1,738,595
      Administrative charges                       1,249,964             569,684             95,484             399,542
                                           -------------------- ------------------- ------------------ -------------------
        Total expenses                             8,210,396           3,343,776            484,669           2,138,137
                                           -------------------- ------------------- ------------------ -------------------
           Net investment income (loss)            6,071,374          15,253,335           (482,844)          1,652,090
                                           -------------------- ------------------- ------------------ -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                  --                 --                  --
      Realized gains (losses) on sale of
        investments                              (34,566,523)         (3,149,602)        (1,121,444)        (14,468,697)
                                           -------------------- ------------------- ------------------ -------------------
           Net realized gains (losses)           (34,566,523)         (3,149,602)        (1,121,444)        (14,468,697)
                                           -------------------- ------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                           125,792,841          62,652,641         19,940,782          52,967,810
                                           -------------------- ------------------- ------------------ -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               91,226,318          59,503,039         18,819,338          38,499,113
                                           -------------------- ------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 97,297,692        $ 74,756,374       $ 18,336,494        $ 40,151,203
                                           ==================== =================== ================== ===================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                 MIST PIMCO        MIST LEGG MASON
    MIST OPPENHEIMER    INFLATION PROTECTED    PARTNERS AGGRESSIVE      MIST PIMCO    MIST RCM    MIST T. ROWE PRICE
CAPITAL APPRECIATION                   BOND                 GROWTH    TOTAL RETURN  TECHNOLOGY        MID CAP GROWTH
         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
                $ --            $ 2,236,433               $ 10,070    $ 26,875,381        $ --                  $ --
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
             995,477                949,007                711,214       4,424,396     126,734               869,127
             183,307                166,007                126,614         932,429      21,854               159,626
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
           1,178,784              1,115,014                837,828       5,356,825     148,588             1,028,753
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
          (1,178,784)             1,121,419               (827,758)     21,518,556    (148,588)           (1,028,753)
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
                  --                     --                     --      15,623,989          --                    --
          (6,764,937)              (317,705)            (3,016,125)        110,075    (905,468)           (1,989,589)
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
          (6,764,937)              (317,705)            (3,016,125)     15,734,064    (905,468)           (1,989,589)
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
          35,492,889              8,734,936             18,631,158      21,725,994   4,993,826            26,620,443
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
          28,727,952              8,417,231             15,615,033      37,460,058   4,088,358            24,630,854
----------------------- ---------------------- ---------------------- ------------ -------------- ---------------------
        $ 27,549,168            $ 9,538,650           $ 14,787,275    $ 58,978,614 $ 3,939,770          $ 23,602,101
======================= ====================== ====================== ============ ============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                              MIST
                                           MIST MFS RESEARCH        MIST MET/AIM     MIST LAZARD    HARRIS OAKMARK
                                               INTERNATIONAL    SMALL CAP GROWTH         MID CAP     INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ------------------- --------------- -----------------
INVESTMENT INCOME:
      Dividends                                  $ 3,797,417                $ --       $ 481,293       $ 4,573,818
                                           -------------------- ------------------- --------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,425,604             615,138         477,047           834,162
      Administrative charges                         264,951             110,915          81,578           142,784
                                           -------------------- ------------------- --------------- -----------------
        Total expenses                             1,690,555             726,053         558,625           976,946
                                           -------------------- ------------------- --------------- -----------------
           Net investment income (loss)            2,106,862            (726,053)        (77,332)        3,596,872
                                           -------------------- ------------------- --------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                  --              --                --
      Realized gains (losses) on sale of
        investments                               (7,390,363)         (1,827,242)     (3,778,915)       (5,256,686)
                                           -------------------- ------------------- --------------- -----------------
           Net realized gains (losses)            (7,390,363)         (1,827,242)     (3,778,915)       (5,256,686)
                                           -------------------- ------------------- --------------- -----------------
     Change in unrealized gains (losses)
        on investments                            37,310,730          15,238,804      15,792,475        26,184,314
                                           -------------------- ------------------- --------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               29,920,367          13,411,562      12,013,560        20,927,628
                                           -------------------- ------------------- --------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations               $ 32,027,229        $ 12,685,509    $ 11,936,228      $ 24,524,500
                                           ==================== =================== =============== =================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                       MIST
MIST THIRD AVENUE    MIST CLARION GLOBAL       MIST TURNER    GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
  SMALL CAP VALUE            REAL ESTATE    MID CAP GROWTH    MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
        $ 596,793            $ 1,025,346              $ --        $ 200,720           $ 7,109,995         $ 17,857,889
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
          726,133                403,898           133,880          237,044             3,231,838            6,853,610
          126,142                 74,851            23,271           40,822               619,967            1,366,934
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
          852,275                478,749           157,151          277,866             3,851,805            8,220,544
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
         (255,482)               546,597          (157,151)         (77,146)            3,258,190            9,637,345
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
          548,542                     --                --               --             4,140,263           13,461,299
       (2,731,999)            (2,582,108)         (700,856)      (1,828,961)           (2,744,076)          (4,766,389)
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
       (2,183,457)            (2,582,108)         (700,856)      (1,828,961)            1,396,187            8,694,910
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
       13,933,715             11,955,411         4,337,993        6,170,978            45,473,016          107,981,840
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
       11,750,258              9,373,303         3,637,137        4,342,017            46,869,203          116,676,750
-------------------- ---------------------- ----------------- ---------------- --------------------- --------------------
     $ 11,494,776            $ 9,919,900       $ 3,479,986      $ 4,264,871          $ 50,127,393        $ 126,314,095
==================== ====================== ================= ================ ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                  MIST METLIFE        MIST METIFE           MIST METLIFE    MIST VAN KAMPEN
                                             BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                             -------------------- ------------------ ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                           $ --               $ --                   $ --        $ 1,547,001
                                             -------------------- ------------------ ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                     17,932,622         16,224,622              2,087,921            571,313
      Administrative charges                         3,754,347          3,214,092                393,523            163,202
                                             -------------------- ------------------ ---------------------- ------------------
        Total expenses                              21,686,969         19,438,714              2,481,444            734,515
                                             -------------------- ------------------ ---------------------- ------------------
           Net investment income (loss)            (21,686,969)       (19,438,714)            (2,481,444)           812,486
                                             -------------------- ------------------ ---------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                           --                 --                     --                 --
      Realized gains (losses) on sale of
        investments                                (10,835,694)       (23,966,260)            (6,384,424)        (1,166,615)
                                             -------------------- ------------------ ---------------------- ------------------
           Net realized gains (losses)             (10,835,694)       (23,966,260)            (6,384,424)        (1,166,615)
                                             -------------------- ------------------ ---------------------- ------------------
     Change in unrealized gains (losses)
        on investments                             404,397,301        378,850,383             51,849,843         17,377,261
                                             -------------------- ------------------ ---------------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                393,561,607        354,884,123             45,465,419         16,210,646
                                             -------------------- ------------------ ---------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 371,874,638      $ 335,445,409           $ 42,983,975       $ 17,023,132
                                             ==================== ================== ====================== ==================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

           MIST    MIST SSGA GROWTH    MIST LEGG MASON                             MIST PIONEER    MIST MFS EMERGING
SSGA GROWTH ETF      AND INCOME ETF       VALUE EQUITY    MIST PIONEER FUND    STRATEGIC INCOME       MARKETS EQUITY
    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
      $ 465,321         $ 1,181,824          $ 299,358             $ 48,848           $ 219,322            $ 616,854
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
        326,197             713,157            236,048              616,209              32,250              508,224
         66,791             152,513             47,033              129,006              11,233               92,732
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
        392,988             865,670            283,081              745,215              43,483              600,956
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
         72,333             316,154             16,277             (696,367)            175,839               15,898
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
             --                  --                 --                   --                  --                   --
       (745,306)           (959,486)        (1,472,559)             957,385             (30,360)          (2,262,580)
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
       (745,306)           (959,486)        (1,472,559)             957,385             (30,360)          (2,262,580)
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
      7,780,245          14,238,582          7,667,930           20,301,818           1,079,474           21,567,552
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
      7,034,939          13,279,096          6,195,371           21,259,203           1,049,114           19,304,972
------------------ ------------------- ------------------ -------------------- ------------------- --------------------
    $ 7,107,272        $ 13,595,250        $ 6,211,648         $ 20,562,836         $ 1,224,953         $ 19,320,870
================== =================== ================== ==================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                       MIST AMERICAN
                                           MIST LOOMIS SAYLES        MIST RAINIER    MIST AMERICAN    FUNDS BALANCED
                                               GLOBAL MARKETS    LARGE CAP EQUITY     FUNDS GROWTH        ALLOCATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                           --------------------- ------------------- ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                     $ 158,968            $ 34,789             $ --              $ --
                                           --------------------- ------------------- ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                       108,334              53,642          250,327         2,035,287
      Administrative charges                           19,283               9,630           48,133           379,691
                                           --------------------- ------------------- ---------------- -----------------
        Total expenses                                127,617              63,272          298,460         2,414,978
                                           --------------------- ------------------- ---------------- -----------------
           Net investment income (loss)                31,351             (28,483)        (298,460)       (2,414,978)
                                           --------------------- ------------------- ---------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --               --                --
      Realized gains (losses) on sale of
        investments                                  (532,779)           (928,454)          79,016           368,274
                                           --------------------- ------------------- ---------------- -----------------
           Net realized gains (losses)               (532,779)           (928,454)          79,016           368,274
                                           --------------------- ------------------- ---------------- -----------------
     Change in unrealized gains (losses)
        on investments                              3,097,566           1,607,294        6,973,685        43,707,454
                                           --------------------- ------------------- ---------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 2,564,787             678,840        7,052,701        44,075,728
                                           --------------------- ------------------- ---------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 2,596,138           $ 650,357      $ 6,754,241      $ 41,660,750
                                           ===================== =================== ================ =================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                 MIST AMERICAN                            MIST AMERICAN
MIST AMERICAN     FUNDS GROWTH          MIST AMERICAN    FUNDS MODERATE    MIST BLACKROCK     MIST DREMAN
   FUNDS BOND       ALLOCATION    FUNDS INTERNATIONAL        ALLOCATION        HIGH YIELD SMALL CAP VALUE
  SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
          $ 1             $ 20                   $ --              $ --         $ 212,366        $ 15,151
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
      173,746        2,000,986                143,741         1,303,845            68,557          14,092
       31,771          375,560                 26,949           241,327            12,850           5,674
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
      205,517        2,376,546                170,690         1,545,172            81,407          19,766
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
     (205,516)      (2,376,526)              (170,690)       (1,545,172)          130,959          (4,615)
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
           --               --                      1                --                --              --
       43,122         (168,044)               120,180           490,807           120,968          26,879
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
       43,122         (168,044)               120,181           490,807           120,968          26,879
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
    1,511,568       49,232,195              4,156,329        22,694,666         1,609,288         826,757
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
    1,554,690       49,064,151              4,276,510        23,185,473         1,730,256         853,636
---------------- ---------------- ---------------------- ----------------- -------------- ------------------
  $ 1,349,174     $ 46,687,625            $ 4,105,820      $ 21,640,301       $ 1,861,215       $ 849,021
================ ================ ====================== ================= ============== ==================

The accompanying notes are an integral part of these financial statements.

                                                                                       MIST MET/FRANKLIN
                                           MIST MET/TEMPLETON    MIST MET/FRANKLIN    TEMPLETON FOUNDING    MIST MET/TEMPLETON
                                                       GROWTH        MUTUAL SHARES              STRATEGY    INTERNATIONAL BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (a)
                                           --------------------- -------------------- --------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                       $ 1,419                 $ --                  $ --                  $ --
                                           --------------------- -------------------- --------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                        37,047              274,485               889,726                   617
      Administrative charges                           14,298               91,128               250,301                   119
                                           --------------------- -------------------- --------------------- ---------------------
        Total expenses                                 51,345              365,613             1,140,027                   736
                                           --------------------- -------------------- --------------------- ---------------------
           Net investment income (loss)               (49,926)            (365,613)           (1,140,027)                 (736)
                                           --------------------- -------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                   --                    --                    --
      Realized gains (losses) on sale of
        investments                                    35,586               80,516               379,544                 1,736
                                           --------------------- -------------------- --------------------- ---------------------
           Net realized gains (losses)                 35,586               80,516               379,544                 1,736
                                           --------------------- -------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                              1,977,616           11,104,213            30,354,168                 5,170
                                           --------------------- -------------------- --------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 2,013,202           11,184,729            30,733,712                 6,906
                                           --------------------- -------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 1,963,276         $ 10,819,116          $ 29,593,685               $ 6,170
                                           ===================== ==================== ===================== =====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

 MIST BLACKROCK               RUSSELL              RUSSELL                                                            RUSSELL
 LARGE CAP CORE    MULTI-STYLE EQUITY    AGGRESSIVE EQUITY    RUSSELL NON-U.S.    RUSSELL CORE BOND    REAL ESTATE SECURITIES
SUB-ACCOUNT (a)           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
           $ --             $ 144,412             $ 11,636           $ 146,461            $ 545,590                  $ 53,023
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
          1,220               131,847               27,394              63,982              145,269                    14,120
            486                15,819                3,284               7,674               17,429                     1,692
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
          1,706               147,666               30,678              71,656              162,698                    15,812
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
         (1,706)               (3,254)             (19,042)             74,805              382,892                    37,211
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
             --                    --                   --                  --              159,404                        --
            347              (766,795)            (242,349)           (360,874)            (186,110)                 (209,806)
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
            347              (766,795)            (242,349)           (360,874)             (26,706)                 (209,806)
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
         52,383             3,558,145              846,140           1,449,843            1,150,269                   469,940
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
         52,730             2,791,350              603,791           1,088,969            1,123,563                   260,134
------------------ --------------------- -------------------- ------------------- -------------------- -------------------------
       $ 51,024           $ 2,788,096            $ 584,749         $ 1,163,774          $ 1,506,455                 $ 297,345
================== ===================== ==================== =================== ==================== =========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                       AIM V.I.     DWS GOVERNMENT &     MSF DAVIS    MSF MET/ARTISAN
                                           INTERNATIONAL GROWTH    AGENCY SECURITIES VENTURE VALUE      MID CAP VALUE
                                                    SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
                                           ----------------------- ----------------- ---------------- ------------------
INVESTMENT INCOME:
      Dividends                                        $ 98,619             $ 43,473   $ 2,644,453          $ 310,546
                                           ----------------------- ----------------- ---------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                          84,669               11,878     2,325,974            550,866
      Administrative charges                             14,765                1,845       472,330             93,136
                                           ----------------------- ----------------- ---------------- ------------------
        Total expenses                                   99,434               13,723     2,798,304            644,002
                                           ----------------------- ----------------- ---------------- ------------------
           Net investment income (loss)                    (815)              29,750      (153,851)          (333,456)
                                           ----------------------- ----------------- ---------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                   --            --                 --
      Realized gains (losses) on sale of
        investments                                    (136,883)               6,457    (1,492,272)        (4,213,285)
                                           ----------------------- ----------------- ---------------- ------------------
           Net realized gains (losses)                 (136,883)               6,457    (1,492,272)        (4,213,285)
                                           ----------------------- ----------------- ---------------- ------------------
     Change in unrealized gains (losses)
        on investments                                2,140,403               23,933    55,094,742         17,079,276
                                           ----------------------- ----------------- ---------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   2,003,520               30,390    53,602,470         12,865,991
                                           ----------------------- ----------------- ---------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 2,002,705             $ 60,140  $ 53,448,619       $ 12,532,535
                                           ======================= ================= ================ ==================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

            MSF         MSF MFS              MSF ARTIO    MSF BLACKROCK    MSF METLIFE    MSF BLACKROCK
JENNISON GROWTH    TOTAL RETURN    INTERNATIONAL STOCK     MONEY MARKET    STOCK INDEX      BOND INCOME
    SUB-ACCOUNT     SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
------------------ --------------- ---------------------- ---------------- -------------- ----------------
          $ 165     $ 2,997,410               $ 21,423        $ 640,893      $ 668,164      $ 2,778,243
------------------ --------------- ---------------------- ---------------- -------------- ----------------
        650,593         591,630                 66,380        2,918,687        381,370          395,953
        119,073         187,272                 13,568          528,547         68,405          107,041
------------------ --------------- ---------------------- ---------------- -------------- ----------------
        769,666         778,902                 79,948        3,447,234        449,775          502,994
------------------ --------------- ---------------------- ---------------- -------------- ----------------
       (769,501)      2,218,508                (58,525)      (2,806,341)       218,389        2,275,249
------------------ --------------- ---------------------- ---------------- -------------- ----------------
             --              --                     --               --        564,235               --
     (1,434,354)       (826,145)              (259,611)              --     (2,741,051)        (135,891)
------------------ --------------- ---------------------- ---------------- -------------- ----------------
     (1,434,354)       (826,145)              (259,611)              --     (2,176,816)        (135,891)
------------------ --------------- ---------------------- ---------------- -------------- ----------------
     17,735,030      11,597,154              1,414,342               --      8,111,162        1,367,777
------------------ --------------- ---------------------- ---------------- -------------- ----------------
     16,300,676      10,771,009              1,154,731               --      5,934,346        1,231,886
------------------ --------------- ---------------------- ---------------- -------------- ----------------
   $ 15,531,175    $ 12,989,517            $ 1,096,206     $ (2,806,341)   $ 6,152,735      $ 3,507,135
================== =============== ====================== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                        MSF WESTERN ASSET    MSF WESTERN ASSET
                                               MSF BLACKROCK    MSF LOOMIS SAYLES    MANAGEMENT STRATEGIC           MANAGEMENT
                                             STRATEGIC VALUE     SMALL CAP GROWTH      BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                 SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------ -------------------- ----------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 12,311                 $ --               $ 346,070            $ 538,338
                                             ------------------ -------------------- ----------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       18,737              111,614                  63,718              175,858
      Administrative charges                           3,770               28,374                  12,004               31,160
                                             ------------------ -------------------- ----------------------- --------------------
        Total expenses                                22,507              139,988                  75,722              207,018
                                             ------------------ -------------------- ----------------------- --------------------
           Net investment income (loss)              (10,196)            (139,988)                270,348              331,320
                                             ------------------ -------------------- ----------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   --                 157,370                   --
      Realized gains (losses) on sale of
        investments                                 (328,421)            (477,634)               (112,385)             (81,007)
                                             ------------------ -------------------- ----------------------- --------------------
           Net realized gains (losses)              (328,421)            (477,634)                 44,985              (81,007)
                                             ------------------ -------------------- ----------------------- --------------------
     Change in unrealized gains (losses)
        on investments                               483,870            3,840,159               1,078,151               52,761
                                             ------------------ -------------------- ----------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  155,449            3,362,525               1,123,136              (28,246)
                                             ------------------ -------------------- ----------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 145,253          $ 3,222,537             $ 1,393,484            $ 303,074
                                             ================== ==================== ======================= ====================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                                                              MSF MET/DIMENSIONAL         MSF BARCLAYS
MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF OPPENHEIMER                     INTERNATIONAL SMALL    CAPITAL AGGREGATE
 SMALL CAP GROWTH     LARGE CAP GROWTH      GLOBAL EQUITY    MSF MFS VALUE                COMPANY           BOND INDEX
      SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT (a)
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
         $ 13,604            $ 173,763          $ 301,241             $ --                   $ --                 $ --
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
           91,152              535,508            106,878           43,051                  7,693                6,534
           15,617              102,562             32,669           17,518                  1,362                1,015
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
          106,769              638,070            139,547           60,569                  9,055                7,549
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
          (93,165)            (464,307)           161,694          (60,569)                (9,055)              (7,549)
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
          204,838                   --                 --               --                     --                   --
         (814,449)          (2,201,466)          (562,624)         (92,686)                32,672                  737
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
         (609,611)          (2,201,466)          (562,624)         (92,686)                32,672                  737
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
        3,083,950           18,155,364          4,992,056        2,008,339                170,281                6,611
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
        2,474,339           15,953,898          4,429,432        1,915,653                202,953                7,348
-------------------- -------------------- ------------------ ---------------- ---------------------- --------------------
      $ 2,381,174         $ 15,489,591        $ 4,591,126      $ 1,855,084              $ 193,898               $ (201)
==================== ==================== ================== ================ ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MSF VAN ECK GLOBAL            MSF METLIFE    MSF MORGAN STANLEY        MSF RUSSELL
                                            NATURAL RESOURCES    MID CAP STOCK INDEX            EAFE INDEX         2000 INDEX
                                              SUB-ACCOUNT (a)        SUB-ACCOUNT (a)       SUB-ACCOUNT (a)    SUB-ACCOUNT (a)
                                           --------------------- ---------------------- --------------------- ------------------
INVESTMENT INCOME:
      Dividends                                          $ --                   $ --                  $ --               $ --
                                           --------------------- ---------------------- --------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                         1,361                  1,713                 1,481              1,739
      Administrative charges                              301                    274                   226                276
                                           --------------------- ---------------------- --------------------- ------------------
        Total expenses                                  1,662                  1,987                 1,707              2,015
                                           --------------------- ---------------------- --------------------- ------------------
           Net investment income (loss)                (1,662)                (1,987)               (1,707)            (2,015)
                                           --------------------- ---------------------- --------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                     --                    --                 --
      Realized gains (losses) on sale of
        investments                                     6,758                 26,246                 3,588             (3,237)
                                           --------------------- ---------------------- --------------------- ------------------
           Net realized gains (losses)                  6,758                 26,246                 3,588             (3,237)
                                           --------------------- ---------------------- --------------------- ------------------
     Change in unrealized gains (losses)
        on investments                                 30,976                 15,405                11,925             33,405
                                           --------------------- ---------------------- --------------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                    37,734                 41,651                15,513             30,168
                                           --------------------- ---------------------- --------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 36,072               $ 39,664              $ 13,806           $ 28,153
                                           ===================== ====================== ===================== ==================

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK
LEGACY LARGE CAP            PUTNAM VT                        PUTNAM VT  FTVIPT TEMPLETON   FTVIPT TEMPLETON
          GROWTH    GROWTH AND INCOME PUTNAM VT VISTA    EQUITY INCOME GROWTH SECURITIES FOREIGN SECURITIES
 SUB-ACCOUNT (a)          SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------------- ----------------- ------------------ ------------- ----------------- ------------------
            $ --            $ 256,947         $ 2,761        $ 298,356         $ 356,876        $ 1,006,890
------------------- ----------------- ------------------ ------------- ----------------- ------------------
          67,648              101,683          24,887          199,892            87,193            355,612
          10,967               15,223           3,276           65,326            26,997             66,256
------------------- ----------------- ------------------ ------------- ----------------- ------------------
          78,615              116,906          28,163          265,218           114,190            421,868
------------------- ----------------- ------------------ ------------- ----------------- ------------------
         (78,615)             140,041         (25,402)          33,138           242,686            585,022
------------------- ----------------- ------------------ ------------- ----------------- ------------------
              --                   --              --               --                --          1,210,875
         112,318           (1,449,253)       (179,388)      (2,219,999)       (1,146,941)        (1,220,224)
------------------- ----------------- ------------------ ------------- ----------------- ------------------
         112,318           (1,449,253)       (179,388)      (2,219,999)       (1,146,941)            (9,349)
------------------- ----------------- ------------------ ------------- ----------------- ------------------
       2,141,821            3,525,804         865,327        8,286,291         3,855,353          8,535,013
------------------- ----------------- ------------------ ------------- ----------------- ------------------
       2,254,139            2,076,551         685,939        6,066,292         2,708,412          8,525,664
------------------- ----------------- ------------------ ------------- ----------------- ------------------
     $ 2,175,524          $ 2,216,592       $ 660,537      $ 6,099,430       $ 2,951,098        $ 9,110,686
=================== ================= ================== ============= ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                   FIDELITY VIP     FIDELITY VIP      PIMCO VIT       PIMCO VIT
                                           GROWTH OPPORTUNITIES    EQUITY-INCOME     HIGH YIELD    LOW DURATION
                                                    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                           ----------------------- ---------------- -------------- ---------------
INVESTMENT INCOME:
      Dividends                                           $ 592         $ 87,296      $ 764,829       $ 384,580
                                           ----------------------- ---------------- -------------- ---------------
EXPENSES:
      Mortality and expense risk
        charges                                           1,646           53,368        106,437         137,126
      Administrative charges                                195            9,840         21,807          26,633
                                           ----------------------- ---------------- -------------- ---------------
        Total expenses                                    1,841           63,208        128,244         163,759
                                           ----------------------- ---------------- -------------- ---------------
           Net investment income (loss)                  (1,249)          24,088        636,585         220,821
                                           ----------------------- ---------------- -------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --               --             --         554,533
      Realized gains (losses) on sale of
        investments                                     (12,300)        (504,545)      (227,761)        (18,190)
                                           ----------------------- ---------------- -------------- ---------------
           Net realized gains (losses)                  (12,300)        (504,545)      (227,761)        536,343
                                           ----------------------- ---------------- -------------- ---------------
     Change in unrealized gains (losses)
        on investments                                   61,980        1,607,266      2,468,282         437,621
                                           ----------------------- ---------------- -------------- ---------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                      49,680        1,102,721      2,240,521         973,964
                                           ----------------------- ---------------- -------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations                      $ 48,431      $ 1,126,809    $ 2,877,106     $ 1,194,785
                                           ======================= ================ ============== ===============

(a) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

               AMERICAN FUNDS
AMERICAN FUNDS   GLOBAL SMALL    AMERICAN FUNDS
 GLOBAL GROWTH CAPITALIZATION            GROWTH
   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
-------------- ----------------- -----------------
     $ 711,431       $ 28,029         $ 360,035
-------------- ----------------- -----------------
       259,708         48,241           258,832
       105,050         19,361           108,497
-------------- ----------------- -----------------
       364,758         67,602           367,329
-------------- ----------------- -----------------
       346,673        (39,573)           (7,294)
-------------- ----------------- -----------------
            --             --                --
        52,332         28,087           (41,453)
-------------- ----------------- -----------------
        52,332         28,087           (41,453)
-------------- ----------------- -----------------
    15,632,672      3,668,097        16,103,075
-------------- ----------------- -----------------
    15,685,004      3,696,184        16,061,622
-------------- ----------------- -----------------
  $ 16,031,677    $ 3,656,611      $ 16,054,328
============== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      MIST LORD ABBETT GROWTH
                                                   AND INCOME         MIST LORD ABBETT BOND   MIST VAN KAMPEN MID CAP GROWTH
                                                  SUB-ACCOUNT         DEBENTURE SUB-ACCOUNT                      SUB-ACCOUNT
                                  --------------------------- ----------------------------- --------------------------------
                                           2009      2008 (a)            2009      2008 (a)        2009             2008 (a)
                                  ------------- ------------- --------------- ------------- ----------- --------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 6,071,374   $ 3,099,401  $   15,253,335   $ 8,384,151  $ (482,844)           $ 119,417
  Net realized gains (losses)       (34,566,523)   80,901,829      (3,149,602)      549,981  (1,121,444)           4,747,266
  Change in unrealized gains
     (losses) on investments        125,792,841  (483,286,204)     62,652,641   (66,949,774) 19,940,782          (35,097,181)
                                  ------------- ------------- --------------- ------------- ----------- --------------------
     Net increase (decrease)
       in net assets resulting
       from operations               97,297,692  (399,284,974)     74,756,374   (58,015,642) 18,336,494          (30,230,498)
                                  ------------- ------------- --------------- ------------- ----------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            11,853,447     7,817,238       6,700,145     3,027,127   2,521,492            1,188,834
  Net transfers (including fixed
     account)                        (5,387,072)  (34,549,909)      2,343,147   (15,487,977)  2,919,594             (144,757)
  Contract charges                   (1,593,538)   (1,682,771)       (781,325)     (705,690)   (111,172)             (97,811)
  Transfers for contract benefits
     and terminations               (55,794,102) (113,084,163)    (22,660,957)  (34,597,780) (3,197,619)          (6,048,701)
                                  ------------- ------------- --------------- ------------- ----------- --------------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions        (50,921,265) (141,499,605)    (14,398,990)  (47,764,320)  2,132,295           (5,102,435)
                                  ------------- ------------- --------------- ------------- ----------- --------------------
     Net increase (decrease)
       in net assets                 46,376,427  (540,784,579)     60,357,384  (105,779,962) 20,468,789          (35,332,933)
NET ASSETS:
  Beginning of year                 622,711,660 1,163,496,239     220,576,786   326,356,748  32,463,804           67,796,737
                                  ------------- ------------- --------------- ------------- ----------- --------------------
  End of year                     $ 669,088,087 $ 622,711,660 $   280,934,170  $220,576,786 $52,932,593         $ 32,463,804
                                  ============= ============= =============== ============= =========== ====================

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                   MIST OPPENHEIMER CAPITAL       MIST PIMCO INFLATION    MIST LEGG MASON PARTNERS
MIST LORD ABBETT MID CAP VALUE                 APPRECIATION             PROTECTED BOND           AGGRESSIVE GROWTH
                   SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------ ---------------------------- -------------------------- ---------------------------
           2009       2008 (a)            2009     2008 (a)           2009    2008 (a)           2009     2008 (a)
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
  $   1,652,090 $   (1,543,792) $  (1,178,784) $ 2,367,513  $   1,121,419  $ 1,274,116  $    (827,758) $(1,187,742)
    (14,468,697)    21,680,070     (6,764,937)  27,967,727       (317,705)     692,149     (3,016,125)    (955,995)
     52,967,810   (139,453,932)    35,492,889  (94,226,122)     8,734,936   (7,558,703)    18,631,158  (33,545,992)
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
     40,151,203   (119,317,654)    27,549,168  (63,890,882)     9,538,650   (5,592,438)    14,787,275  (35,689,729)
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
      4,417,074      2,768,604      1,117,683    1,045,096      6,993,968    2,712,269        538,362      846,419
       (288,260)   (10,602,516)    (2,309,190)  (5,480,242)    12,161,582    3,052,379     (1,677,655)  (3,987,330)
       (569,555)      (590,346)      (319,526)    (369,264)      (324,946)    (281,543)      (251,503)    (275,145)
    (12,861,626)   (26,990,162)    (5,272,314) (12,149,623)    (6,915,553)  (9,449,809)    (3,279,492)  (6,767,268)
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
     (9,302,367)   (35,414,420)    (6,783,347) (16,954,033)    11,915,051   (3,966,704)    (4,670,288) (10,183,324)
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
     30,848,836   (154,732,074)    20,765,821  (80,844,915)    21,453,701   (9,559,142)    10,116,987  (45,873,053)
    168,788,065    323,520,139     69,922,248  150,767,163     57,561,334   67,120,476     50,957,029   96,830,082
--------------- -------------- --------------- ------------ -------------- ----------- -------------- ------------
$   199,636,901 $  168,788,065  $  90,688,069 $ 69,922,248  $  79,015,035  $57,561,334 $   61,074,016 $ 50,957,029
=============== ============== =============== ============ ============== =========== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      MIST PIMCO TOTAL RETURN          MIST RCM TECHNOLOGY MIST T. ROWE PRICE MID CAP GROWTH
                                                  SUB-ACCOUNT                  SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------- ---------------------------- ---------------------------------
                                           2009      2008 (a)           2009      2008 (a)        2009          2008 (a)
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ 21,518,556   $ 7,156,757     $ (148,588) $ 1,371,612 $ (1,028,753)    $  (1,296,295)
  Net realized gains (losses)        15,734,064     8,904,374       (905,468)   2,518,412   (1,989,589)        9,606,603
  Change in unrealized gains
     (losses) on investments         21,725,994   (19,081,431)     4,993,826  (10,224,486)  26,620,443       (47,473,032)
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
     Net increase (decrease)
       in net assets resulting
       from operations               58,978,614    (3,020,300)     3,939,770   (6,334,462)  23,602,101       (39,162,724)
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            34,777,459    14,442,681        205,462      323,863    1,820,370         2,231,819
  Net transfers (including fixed
     account)                        93,130,049    16,674,957        775,759       20,797    2,885,159        (6,255,333)
  Contract charges                   (1,518,563)     (999,180)       (53,370)     (54,013)    (336,221)         (334,455)
  Transfers for contract benefits
     and terminations               (30,625,305)  (29,769,007)      (499,165)  (1,415,108)  (3,693,671)       (6,505,097)
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         95,763,640       349,451        428,686   (1,124,461)     675,637       (10,863,066)
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
     Net increase (decrease)
       in net assets                154,742,254    (2,670,849)     4,368,456   (7,458,923)  24,277,738       (50,025,790)
NET ASSETS:
  Beginning of year                 308,644,622   311,315,471      7,051,064   14,509,987   53,358,584       103,384,374
                                  ------------- ------------- -------------- ------------- ----------- ---------------------
  End of year                     $ 463,386,876 $ 308,644,622 $   11,419,520 $  7,051,064  $77,636,322      $ 53,358,584
                                  ============= ============= ============== ============= =========== =====================

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH INTERNATIONAL MIST MET/AIM SMALL CAP GROWTH         MIST LAZARD MID CAP MIST HARRIS OAKMARK INTERNATIONAL
                    SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT                       SUB-ACCOUNT
------------------------------- ----------------------------- --------------------------- ---------------------------------
           2009        2008 (a)           2009       2008 (a)           2009     2008 (a)           2009           2008 (a)
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
    $ 2,106,862   $  1,062,541  $     (726,053) $   (977,985)      $ (77,332) $  (199,740)   $ 3,596,872 $          (37,798)
     (7,390,363)    15,906,610      (1,827,242)    5,206,717      (3,778,915)     664,769     (5,256,686)         9,380,359
     37,310,730   (109,418,433)     15,238,804   (32,791,189)     15,792,475  (23,813,733)    26,184,314        (47,950,585)
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
     32,027,229    (92,449,282)     12,685,509   (28,562,457)     11,936,228  (23,348,704)    24,524,500        (38,608,024)
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
      2,846,769      1,615,799         788,392       799,399       1,671,326    1,297,878      1,071,806          1,974,004
       (734,256)    (9,813,912)        724,757    (3,099,181)       (583,324)  (1,769,827)    (3,324,443)        (8,458,850)
       (422,794)      (484,325)       (233,398)     (247,548)       (123,567)    (127,898)      (317,314)          (313,891)
     (8,626,139)   (18,352,814)     (2,545,208)   (5,879,958)     (2,625,869)  (5,423,917)    (2,486,181)        (7,572,813)
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
     (6,936,420)   (27,035,252)     (1,265,457)   (8,427,288)     (1,661,434)  (6,023,764)    (5,056,132)       (14,371,550)
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
     25,090,809   (119,484,534)     11,420,052   (36,989,745)     10,274,794  (29,372,468)    19,468,368        (52,979,574)
    112,943,686    232,428,220      41,224,858    78,214,603      34,752,509   64,124,977     49,536,167        102,515,741
--------------- --------------- -------------- -------------- -------------- ------------ -------------- ------------------
  $ 138,034,495 $  112,943,686   $  52,644,910 $  41,224,858    $ 45,027,303 $ 34,752,509   $ 69,004,535 $       49,536,167
=============== =============== ============== ============== ============== ============ ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                  MIST THIRD AVENUE SMALL CAP VALUE MIST CLARION GLOBAL REAL ESTATE  MIST TURNER MID CAP GROWTH
                                                        SUB-ACCOUNT                     SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------------- ------------------------------- ---------------------------
                                          2009             2008 (a)           2009         2008 (a)        2009        2008 (a)
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $  (255,482)         $ (637,203)     $ 546,597  $       104,727 $  (157,151)     $  (245,443)
  Net realized gains (losses)       (2,183,457)          4,221,706     (2,582,108)       3,001,070    (700,856)       1,033,821
  Change in unrealized gains
     (losses) on investments        13,933,715         (26,766,535)    11,955,411      (25,121,155)  4,337,993       (9,311,875)
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              11,494,776         (23,182,032)     9,919,900      (22,015,358)  3,479,986       (8,523,497)
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            1,342,099           1,853,167        651,573        1,130,045     315,921          633,231
  Net transfers (including fixed
     account)                       (1,343,870)         (7,363,141)       482,986         (757,455)   (260,527)       1,646,101
  Contract charges                    (275,109)           (294,235)      (140,367)        (153,561)    (59,095)         (71,180)
  Transfers for contract benefits
     and terminations               (2,516,327)         (6,109,395)    (2,189,078)      (4,543,902)   (395,118)      (1,769,850)
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions        (2,793,207)        (11,913,604)    (1,194,886)      (4,324,873)   (398,819)         438,302
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
     Net increase (decrease)
       in net assets                 8,701,569         (35,095,636)     8,725,014      (26,340,231)   3,081,167     (8,085,195)
NET ASSETS:
  Beginning of year                 49,514,631          84,610,267     29,173,555       55,513,786    8,353,014      16,438,209
                                  ------------ -------------------- -------------- ---------------- ----------- ---------------
  End of year                     $ 58,216,200        $ 49,514,631   $ 37,898,569 $     29,173,555  $11,434,181     $ 8,353,014
                                  ============ ==================== ============== ================ =========== ===============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST GOLDMAN SACHS MID CAP VALUE MIST METLIFE DEFENSIVE STRATEGY MIST METLIFE MODERATE STRATEGY MIST METLIFE BALANCED STRATEGY
                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
-------------------------------- ------------------------------- ------------------------------ ------------------------------
          2009          2008 (a)            2009        2008 (a)            2009       2008 (a)            2009       2008 (a)
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
     $ (77,146) $       (240,148)   $ 3,258,190 $      (519,051)    $ 9,637,345   $    688,906   $ (21,686,969)  $  40,807,522
    (1,828,961)          678,724      1,396,187       1,117,214       8,694,910     10,156,170     (10,835,694)     74,498,318
     6,170,978       (11,432,501)    45,473,016     (46,890,652)    107,981,840   (166,194,784)    404,397,301    (601,651,367)
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
     4,264,871       (10,993,925)    50,127,393     (46,292,489)    126,314,095   (155,349,708)    371,874,638    (486,345,527)
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
       14,906            153,301     20,570,907      23,474,803      56,005,958     64,236,683     131,792,239     146,171,829
   (1,517,453)        (5,384,870)    74,491,698      72,950,198      96,488,824     45,230,457     199,923,282     310,292,910
      (87,925)          (116,876)    (1,518,658)       (949,976)     (3,237,941)    (2,355,679)     (9,789,210)     (6,608,002)
     (874,427)        (2,611,197)   (15,360,457)    (19,314,824)    (25,225,313)   (37,386,199)    (69,751,699)    (79,707,679)
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
   (2,464,899)        (7,959,642)    78,183,490      76,160,201     124,031,528     69,725,262     252,174,612     370,149,058
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
    1,799,972        (18,953,567)   128,310,883      29,867,712     250,345,623    (85,624,446)    624,049,250    (116,196,469)
   16,667,850         35,621,417    185,501,306     155,633,594     427,462,530    513,086,976   1,235,764,079   1,351,960,548
-------------- ----------------- --------------- --------------- --------------- -------------- --------------- --------------
 $ 18,467,822    $    16,667,850  $ 313,812,189   $ 185,501,306   $ 677,808,153   $427,462,530  $1,859,813,329  $1,235,764,079
============== ================= =============== =============== =============== ============== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   MIST METLIFE GROWTH STRATEGY MIST METLIFE AGGRESSIVE STRATEGY MIST VAN KAMPEN COMSTOCK
                                                    SUB-ACCOUNT                      SUB-ACCOUNT              SUB-ACCOUNT
                                  ----------------------------- -------------------------------- ------------------------
                                            2009       2008 (a)            2009         2008 (a)        2009     2008 (a)
                                  -------------- -------------- --------------- ---------------- ----------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $  (19,438,714)  $ 24,468,167 $   (2,481,444)   $   1,814,501  $   812,486    $ 449,072
  Net realized gains (losses)        (23,966,260)    82,961,805     (6,384,424)       8,577,972   (1,166,615)   1,405,221
  Change in unrealized gains
     (losses) on investments         378,850,383   (709,025,794)    51,849,843      (64,426,782)  17,377,261  (34,340,551)
                                  -------------- -------------- --------------- ---------------- ----------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations               335,445,409   (601,595,822)    42,983,975      (54,034,309)  17,023,132  (32,486,258)
                                  -------------- -------------- --------------- ---------------- ----------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             54,516,048    145,861,238      2,849,003        4,344,830    6,198,256    3,032,136
  Net transfers (including fixed
     account)                         20,645,140    203,743,147    (11,782,672)      78,921,788    8,364,645    5,705,512
  Contract charges                   (10,243,989)    (7,639,854)      (935,025)        (552,803)    (242,010)    (208,448)
  Transfers for contract benefits
     and terminations                (55,029,578)   (68,659,885)    (6,097,375)      (9,536,908)  (3,681,092)  (6,889,825)
                                  -------------- -------------- --------------- ---------------- ----------- ------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions           9,887,621    273,304,646    (15,966,069)      73,176,907   10,639,799    1,639,375
                                  -------------- -------------- --------------- ---------------- ----------- ------------
     Net increase (decrease)
       in net assets                 345,333,030   (328,291,176)    27,017,906       19,142,598   27,662,931  (30,846,883)
NET ASSETS:
  Beginning of year                1,162,467,001  1,490,758,177    154,286,175      135,143,577   56,710,624   87,557,507
                                  -------------- -------------- --------------- ---------------- ----------- ------------
  End of year                     $1,507,800,031 $1,162,467,001 $  181,304,081   $  154,286,175  $84,373,555 $ 56,710,624
                                  ============== ============== =============== ================ =========== ============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

       MIST SSGA GROWTH ETF MIST SSGA GROWTH AND INCOME ETF MIST LEGG MASON VALUE EQUITY        MIST PIONEER FUND
                SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT              SUB-ACCOUNT
--------------------------- ------------------------------- ---------------------------- -------------------------
          2009     2008 (a)           2009         2008 (a)           2009      2008 (a)           2009  2008 (a)
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
    $   72,333 $     18,330      $ 316,154 $        221,433       $ 16,277 $    (348,975)  $   (696,367) $  (1,738)
      (745,306)     223,136       (959,486)         337,301     (1,472,559)      220,726        957,385    (11,133)
     7,780,245  (11,351,404)    14,238,582      (17,626,171)     7,667,930   (18,193,959)    20,301,818   (413,891)
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
     7,107,272  (11,109,938)    13,595,250      (17,067,437)     6,211,648   (18,322,208)    20,562,836   (426,762)
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
     4,159,137    1,014,407     11,831,006        5,296,169        367,940       574,091      1,237,715    232,593
     4,174,642   (5,737,392)    11,273,094        4,301,881      1,359,220     3,269,994     77,366,268  1,050,653
      (107,690)     (98,916)      (371,157)        (294,228)       (90,519)      (90,961)      (138,443)    (1,859)
      (723,223)    (897,832)    (2,003,873)      (1,987,958)    (1,167,529)   (1,468,756)    (5,225,112)   (50,633)
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
     7,502,866   (5,719,733)    20,729,070        7,315,864        469,112     2,284,368     73,240,428  1,230,754
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
    14,610,138  (16,829,671)    34,324,320       (9,751,573)     6,680,760   (16,037,840)    93,803,264    803,992
    20,650,547   37,480,218     48,880,309       58,631,882     15,945,504    31,983,344      1,497,978    693,986
-------------- ------------ -------------- ---------------- -------------- ------------- -------------- ----------
$   35,260,685 $ 20,650,547   $ 83,204,629 $     48,880,309   $ 22,626,264 $  15,945,504   $ 95,301,242 $1,497,978
============== ============ ============== ================ ============== ============= ============== ==========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                  MIST MFS EMERGING MARKETS                     MIST LOOMIS SAYLES
                                  MIST PIONEER STRATEGIC INCOME                      EQUITY                         GLOBAL MARKETS
                                                    SUB-ACCOUNT                 SUB-ACCOUNT                            SUB-ACCOUNT
                                  ----------------------------- --------------------------- --------------------------------------
                                         2009          2008 (a)           2009     2008 (a)      2009                     2008 (a)
                                  ----------- ----------------- -------------- ------------ --------- ----------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 175,839         $ 146,828       $ 15,898 $   (271,775) $   31,351                  $ 292,943
  Net realized gains (losses)         (30,360)          (61,131)    (2,262,580)    (203,069)   (532,779)                (1,205,858)
  Change in unrealized gains
     (losses) on investments        1,079,474          (507,922)    21,567,552  (28,628,209)  3,097,566                 (4,228,623)
                                  ----------- ----------------- -------------- ------------ ----------- --------------------------
     Net increase (decrease)
       in net assets resulting
       from operations              1,224,953          (422,225)    19,320,870  (29,103,053)  2,596,138                 (5,141,538)
                                  ----------- ----------------- -------------- ------------ ----------- --------------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             497,615           169,689      2,726,501    1,320,574     659,779                  2,288,852
  Net transfers (including fixed
     account)                       1,325,291         1,996,060      7,917,279   48,186,399     295,354                 (4,361,800)
  Contract charges                    (12,446)           (4,884)      (163,013)     (93,283)    (49,790)                   (33,117)
  Transfers for contract benefits
     and terminations                (157,766)         (360,871)    (1,648,749)  (2,474,398)   (237,978)                  (781,404)
                                  ----------- ----------------- -------------- ------------ ----------- --------------------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions        1,652,694         1,799,994      8,832,018   46,939,292     667,365                 (2,887,469)
                                  ----------- ----------------- -------------- ------------ ----------- --------------------------
     Net increase (decrease)
       in net assets                2,877,647         1,377,769     28,152,888   17,836,239   3,263,503                 (8,029,007)
NET ASSETS:
  Beginning of year                 3,108,979         1,731,210     25,433,250    7,597,011   6,398,758                 14,427,765
                                  ----------- ----------------- -------------- ------------ ----------- --------------------------
  End of year                     $ 5,986,626       $ 3,108,979   $ 53,586,138 $ 25,433,250 $ 9,662,261                $ 6,398,758
                                  =========== ================= ============== ============ =========== ==========================

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                  MIST AMERICAN FUNDS
MIST RAINIER LARGE CAP EQUITY MIST AMERICAN FUNDS GROWTH          BALANCED ALLOCATION   MIST AMERICAN FUNDS BOND
                  SUB-ACCOUNT                SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
----------------------------- -------------------------- ---------------------------- --------------------------
         2009        2008 (a)           2009 2008 (a)(b)            2009  2008 (a)(b)           2009 2008 (a)(b)
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
 $    (28,483) $      (97,539)  $   (298,460) $  288,912  $   (2,414,978) $ 2,522,210  $    (205,516) $  236,087
     (928,454)       (502,785)        79,016    (254,684)        368,274     (192,993)        43,122     (47,548)
    1,607,294      (1,881,739)     6,973,685  (3,233,567)     43,707,454  (19,460,619)     1,511,568    (490,726)
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
      650,357      (2,482,063)     6,754,241  (3,199,339)     41,660,750  (17,131,402)     1,349,174    (302,187)
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
      248,712         342,514      3,730,655   5,934,023      31,929,941   54,106,358      2,756,849   3,652,456
      (52,376)      6,873,914      9,426,026   5,943,068      49,884,611   48,209,445      8,500,185   1,989,101
      (26,067)        (40,194)      (118,761)     (4,695)     (1,105,368)     (94,421)       (69,027)     (3,163)
     (306,308)     (1,349,460)      (810,390)    (56,958)     (4,847,774)  (1,187,796)      (442,144)    (37,207)
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
     (136,039)      5,826,774     12,227,530  11,815,438      75,861,410  101,033,586     10,745,863   5,601,187
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
      514,318       3,344,711     18,981,771   8,616,099     117,522,160   83,902,184     12,095,037   5,299,000
    4,494,341       1,149,630      8,616,099          --      83,902,184           --      5,299,000          --
------------- --------------- -------------- ----------- --------------- ------------ -------------- -----------
$   5,008,659 $     4,494,341 $   27,597,870 $ 8,616,099 $   201,424,344 $ 83,902,184 $   17,394,037 $ 5,299,000
============= =============== ============== =========== =============== ============ ============== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                         MIST AMERICAN FUNDS                                        MIST AMERICAN FUNDS
                                           GROWTH ALLOCATION MIST AMERICAN FUNDS INTERNATIONAL      MODERATE ALLOCATION
                                                 SUB-ACCOUNT                       SUB-ACCOUNT              SUB-ACCOUNT
                                  -------------------------- --------------------------------- ------------------------
                                           2009  2008 (a)(b)           2009        2008 (a)(b)        2009  2008 (a)(b)
                                  ------------- ------------ -------------- ------------------ ----------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $  (2,376,526) $ 3,352,121  $    (170,690) $         339,194 $ (1,545,172) $1,549,446
  Net realized gains (losses)          (168,044)    (163,841)       120,181           (336,852)     490,807     (79,667)
  Change in unrealized gains
     (losses) on investments         49,232,195  (31,964,971)     4,156,329         (1,742,196)  22,694,666  (7,683,273)
                                  ------------- ------------ -------------- ------------------ ------------ -----------
     Net increase (decrease)
       in net assets resulting
       from operations               46,687,625  (28,776,691)     4,105,820         (1,739,854)  21,640,301  (6,213,494)
                                  ------------- ------------ -------------- ------------------ ------------ -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            35,648,837   66,237,183      2,428,750          3,386,433   27,385,821  24,835,473
  Net transfers (including fixed
     account)                        27,673,025   55,190,134      3,431,806          4,043,467   29,261,789  32,564,102
  Contract charges                   (1,177,284)    (107,745)       (85,670)            (2,754)    (627,690)    (53,850)
  Transfers for contract benefits
     and terminations                (3,837,176)    (832,293)      (314,240)           (29,210)  (2,808,074)   (594,247)
                                  ------------- ------------ -------------- ------------------ ------------ -----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         58,307,402  120,487,279      5,460,646          7,397,936   53,211,846  56,751,478
                                  ------------- ------------ -------------- ------------------ ------------ -----------
     Net increase (decrease)
       in net assets                104,995,027   91,710,588      9,566,466          5,658,082   74,852,147  50,537,984
NET ASSETS:
  Beginning of year                  91,710,588           --      5,658,082                 --   50,537,984          --
                                  ------------- ------------ -------------- ------------------ ------------ -----------
  End of year                     $ 196,705,615 $ 91,710,588 $   15,224,548 $        5,658,082 $125,390,131 $50,537,984
                                  ============= ============ ============== ================== ============ ===========

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST BLACKROCK HIGH YIELD MIST DREMAN SMALL CAP VALUE MIST MET/TEMPLETON GROWTH MIST MET/FRANKLIN MUTUAL SHARES
              SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT                     SUB-ACCOUNT
------------------------- --------------------------- ------------------------- -------------------------------
         2009    2008 (b)          2009      2008 (b)          2009    2008 (b)           2009      2008 (a)(b)
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
  $   130,959 $    (6,586)   $   (4,615) $     (2,209)  $   (49,926) $    4,538  $    (365,613) $       311,886
      120,968     (93,076)       26,879        (2,760)       35,586      (8,281)        80,516          (20,012)
    1,609,288    (148,411)      826,757      (110,891)    1,977,616    (434,777)    11,104,213       (2,486,781)
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
    1,861,215    (248,073)      849,021      (115,860)    1,963,276    (438,520)    10,819,116       (2,194,907)
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
    1,292,780     698,261       740,079       172,090     1,829,562     674,944     13,363,820        4,407,111
    5,598,352     544,700     1,443,893       744,639     2,755,933   2,113,934     26,124,297       10,375,555
      (25,694)       (156)       (6,637)         (119)      (15,701)       (266)      (144,568)          (2,101)
     (233,494)   (277,622)      (23,532)       (1,994)     (167,438)     (8,125)      (781,773)         (68,478)
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
    6,631,944     965,183     2,153,803       914,616     4,402,356   2,780,487     38,561,776       14,712,087
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
    8,493,159     717,110     3,002,824       798,756     6,365,632   2,341,967     49,380,892       12,517,180
      717,110          --       798,756            --     2,341,967          --     12,517,180               --
------------- ----------- ------------- ------------- ------------- ----------- -------------- ----------------
$   9,210,269 $   717,110 $   3,801,580 $     798,756 $   8,707,599 $ 2,341,967 $   61,898,072 $     12,517,180
============= =========== ============= ============= ============= =========== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MIST MET/FRANKLIN               MIST
                                                   TEMPLETON      MET/TEMPLETON  MIST BLACKROCK
                                           FOUNDING STRATEGY INTERNATIONAL BOND  LARGE CAP CORE RUSSELL MULTI-STYLE EQUITY
                                                 SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT                SUB-ACCOUNT
                                  -------------------------- ------------------ --------------- --------------------------
                                           2009  2008 (a)(b)           2009 (c)        2009 (c)        2009       2008 (a)
                                  ------------- ------------ ------------------ --------------- ----------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $  (1,140,027)   $ 713,202             $ (736) $      (1,706) $    (3,254)       $ 8,139
  Net realized gains (losses)           379,544      (22,718)             1,736             347    (766,795)      (184,037)
  Change in unrealized gains
     (losses) on investments         30,354,168   (9,546,259)             5,170          52,383   3,558,145     (7,588,841)
                                  ------------- ------------ ------------------ --------------- ----------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               29,593,685   (8,855,775)             6,170          51,024   2,788,096     (7,764,739)
                                  ------------- ------------ ------------------ --------------- ----------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            24,027,861   27,330,722                 --         366,214       2,750         42,680
  Net transfers (including fixed
     account)                        38,099,101   32,307,478            198,651         352,326     (99,055)       (31,533)
  Contract charges                     (611,879)     (24,307)              (916)            (22)     (5,164)        (5,297)
  Transfers for contract benefits
     and terminations                (2,961,302)    (521,869)            (1,344)           (869) (1,046,159)    (2,318,382)
                                  ------------- ------------ ------------------ --------------- ----------- --------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         58,553,781   59,092,024            196,391         717,649  (1,147,628)    (2,312,532)
                                  ------------- ------------ ------------------ --------------- ----------- --------------
     Net increase (decrease)
       in net assets                 88,147,466   50,236,249            202,561         768,673   1,640,468    (10,077,271)
NET ASSETS:
  Beginning of year                  50,236,249           --                 --              --  10,385,186     20,462,457
                                  ------------- ------------ ------------------ --------------- ----------- --------------
  End of year                     $ 138,383,715 $ 50,236,249          $ 202,561 $       768,673 $12,025,654   $ 10,385,186
                                  ============= ============ ================== =============== =========== ==============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

RUSSELL AGGRESSIVE EQUITY          RUSSELL NON-U.S.          RUSSELL CORE BOND RUSSELL REAL ESTATE SECURITIES
              SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
------------------------- ------------------------- -------------------------- ------------------------------
         2009    2008 (a)          2009    2008 (a)           2009    2008 (a)          2009         2008 (a)
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
 $    (19,042) $  (19,058)    $  74,805 $  (107,056)    $  382,892 $   352,960    $   37,211 $         10,350
     (242,349)   (175,023)     (360,874)   (115,864)       (26,706)    137,431      (209,806)         (74,721)
      846,140  (1,608,634)    1,449,843  (3,855,487)     1,150,269  (1,205,156)      469,940         (715,887)
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
      584,749  (1,802,715)    1,163,774  (4,078,407)     1,506,455    (714,765)      297,345         (780,258)
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
        5,758       9,661         1,375       1,936             --          --            --            2,340
      (61,936)     20,431        24,985     142,120       (407,932)   (755,528)      (35,990)          18,605
         (968)     (1,042)       (2,160)     (2,294)        (3,675)     (3,484)         (376)            (472)
     (191,908)   (475,227)     (557,013) (1,137,871)    (1,249,710) (1,873,754)     (113,965)        (232,899)
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
     (249,054)   (446,177)     (532,813)   (996,109)    (1,661,317) (2,632,766)     (150,331)        (212,426)
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
      335,695  (2,248,892)      630,961  (5,074,516)      (154,862) (3,347,531)      147,014         (992,684)
    2,189,608   4,438,500     5,095,400  10,169,916     12,276,054  15,623,585     1,268,735        2,261,419
------------- ----------- ------------- ----------- -------------- ----------- ------------- ----------------
$   2,525,303 $ 2,189,608 $   5,726,361 $ 5,095,400 $   12,121,192 $12,276,054 $   1,415,749 $      1,268,735
============= =========== ============= =========== ============== =========== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                  AIM V.I. INTERNATIONAL GROWTH DWS GOVERNMENT & AGENCY SECURITIES    MSF DAVIS VENTURE VALUE
                                                    SUB-ACCOUNT                        SUB-ACCOUNT                SUB-ACCOUNT
                                  ----------------------------- ---------------------------------- --------------------------
                                         2009          2008 (a)        2009               2008 (a)         2009      2008 (a)
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (815)       $ (104,322)  $  29,750 $               35,628 $   (153,851)   $ (742,037)
  Net realized gains (losses)        (136,883)          579,620       6,457                  3,493   (1,492,272)    4,068,490
  Change in unrealized gains
     (losses) on investments        2,140,403        (5,800,728)     23,933                 (3,963)  55,094,742  (123,524,283)
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
     Net increase (decrease)
       in net assets resulting
       from operations              2,002,705        (5,325,430)     60,140                 35,158   53,448,619  (120,197,830)
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              29,770            66,230       1,209                  1,281    7,145,926     7,770,601
  Net transfers (including fixed
     account)                        (322,087)       (1,909,240)    (60,388)               (87,046)   5,195,252    (5,070,020)
  Contract charges                    (25,539)          (28,319)     (1,467)                (1,500)    (916,172)     (911,747)
  Transfers for contract benefits
     and terminations                (496,245)       (1,171,206)    (63,971)              (188,332) (10,672,822)  (22,049,999)
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         (814,101)       (3,042,535)   (124,617)              (275,597)     752,184   (20,261,165)
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
     Net increase (decrease)
       in net assets                1,188,604        (8,367,965)    (64,477)              (240,439)  54,200,803 ( 140,458,995)
NET ASSETS:
  Beginning of year                 6,611,909        14,979,874     986,993              1,227,432  172,632,119   313,091,114
                                  ----------- ----------------- ----------- ---------------------- ------------ -------------
  End of year                     $ 7,800,513       $ 6,611,909 $   922,516 $              986,993 $226,832,922 $ 172,632,119
                                  =========== ================= =========== ====================== ============ =============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MSF MET/ARTISAN MID CAP VALUE         MSF JENNISON GROWTH        MSF MFS TOTAL RETURN MSF ARTIO INTERNATIONAL STOCK
                  SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------- --------------------------- --------------------------- -----------------------------
          2009       2008 (a)           2009     2008 (a)           2009     2008 (a)          2009        2008 (a)
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
 $    (333,456) $    (941,462)  $   (769,501) $   390,232  $   2,218,508 $  1,932,344  $    (58,525) $      105,809
    (4,213,285)     1,928,762     (1,434,354)   4,832,438       (826,145)   5,328,431      (259,611)        895,168
    17,079,276    (33,018,740)    17,735,030  (33,214,013)    11,597,154  (28,185,765)    1,414,342      (5,309,880)
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
    12,532,535    (32,031,440)    15,531,175  (27,991,343)    12,989,517  (20,924,990)    1,096,206      (4,308,903)
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
       505,657        874,151      1,065,025    1,202,665      4,959,623    1,844,891        32,878          86,823
    (1,755,808)    (4,586,144)      (369,064)  (3,188,228)    11,944,647    1,296,688       535,659          95,467
      (203,394)      (236,335)      (251,384)    (256,957)      (210,302)    (180,444)      (30,746)        (33,561)
    (2,048,400)    (4,849,252)    (2,559,455)  (5,298,514)    (5,520,182)  (7,945,659)     (245,601)       (581,368)
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
    (3,501,945)    (8,797,580)    (2,114,878)  (7,541,034)    11,173,786   (4,984,524)      292,190        (432,639)
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
     9,030,590    (40,829,020)    13,416,297  (35,532,377)    24,163,303  (25,909,514)    1,388,396      (4,741,542)
    33,953,721     74,782,741     42,901,376   78,433,753     67,457,508   93,367,022     5,203,943       9,945,485
-------------- -------------- -------------- ------------ -------------- ------------ ------------- ---------------
$   42,984,311 $   33,953,721 $   56,317,673 $ 42,901,376 $   91,620,811 $ 67,457,508 $   6,592,339 $     5,203,943
============== ============== ============== ============ ============== ============ ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   MSF BLACKROCK MONEY MARKET     MSF METLIFE STOCK INDEX MSF BLACKROCK BOND INCOME
                                                  SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                           2009      2008 (a)           2009     2008 (a)        2009      2008 (a)
                                  ------------- ------------- -------------- ------------ ----------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $  (2,806,341)  $ 1,614,780      $ 218,389 $     17,164 $ 2,275,249   $ 1,165,706
  Net realized gains (losses)                --            --     (2,176,816)      53,049    (135,891)     (111,597)
  Change in unrealized gains
     (losses) on investments                 --            --      8,111,162  (17,050,300)  1,367,777    (2,646,438)
                                  ------------- ------------- -------------- ------------ ----------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations               (2,806,341)    1,614,780      6,152,735  (16,980,087)  3,507,135    (1,592,329)
                                  ------------- ------------- -------------- ------------ ----------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            19,211,983    25,967,308      1,611,927      802,412   7,315,859     1,793,631
  Net transfers (including fixed
     account)                       (29,351,952)  166,665,126        711,053     (303,337) 16,590,348     7,346,624
  Contract charges                   (1,059,003)     (593,016)      (145,513)    (144,091)   (151,450)      (75,201)
  Transfers for contract benefits
     and terminations               (49,396,987)  (75,936,435)    (2,660,644)  (3,260,040) (2,530,517)   (3,496,297)
                                  ------------- ------------- -------------- ------------ ----------- -------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions        (60,595,959)  116,102,983       (483,177)  (2,905,056) 21,224,240     5,568,757
                                  ------------- ------------- -------------- ------------ ----------- -------------
     Net increase (decrease)
       in net assets                (63,402,300)  117,717,763      5,669,558  (19,885,143) 24,731,375     3,976,428
NET ASSETS:
  Beginning of year                 242,294,762   124,576,999     26,361,067   46,246,210  35,026,887    31,050,459
                                  ------------- ------------- -------------- ------------ ----------- -------------
  End of year                     $ 178,892,462 $ 242,294,762 $   32,030,625 $ 26,361,067 $59,758,262  $ 35,026,887
                                  ============= ============= ============== ============ =========== =============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                       MSF LOOMIS SAYLES MSF WESTERN ASSET MANAGEMENT MSF WESTERN ASSET MANAGEMENT
MSF BLACKROCK STRATEGIC VALUE           SMALL CAP GROWTH STRATEGIC BOND OPPORTUNITIES              U.S. GOVERNMENT
                  SUB-ACCOUNT                SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
----------------------------- -------------------------- ---------------------------- ----------------------------
         2009        2008 (a)           2009    2008 (a)          2009       2008 (a)           2009      2008 (a)
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
 $    (10,196) $      (28,440)  $   (139,988) $ (163,837)   $  270,348 $      161,922    $   331,320 $      80,743
     (328,421)         34,777       (477,634)    917,534        44,985       (132,470)       (81,007)      (56,208)
      483,870      (1,073,649)     3,840,159  (7,211,171)    1,078,151     (1,087,498)        52,761      (151,909)
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
      145,253      (1,067,312)     3,222,537  (6,457,474)    1,393,484     (1,058,046)       303,074      (127,374)
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
          435           7,237        663,452     745,331        13,539         18,349      1,078,673     1,076,198
     (121,994)        173,718      1,186,430   1,793,448       389,554       (293,916)     5,540,733     4,643,107
       (9,060)         (9,704)       (48,172)    (41,979)      (21,230)       (20,843)       (46,761)       (8,737)
      (93,932)        (99,972)      (505,605)   (763,943)     (528,171)      (517,461)    (2,337,672)     (442,281)
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
     (224,551)         71,279      1,296,105   1,732,857      (146,308)      (813,871)     4,234,973     5,268,287
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
      (79,298)       (996,033)     4,518,642  (4,724,617)    1,247,176     (1,871,917)     4,538,047     5,140,913
    1,744,619       2,740,652      9,662,816  14,387,433     4,656,112      6,528,029      8,423,627     3,282,714
------------- --------------- -------------- ----------- ------------- -------------- -------------- -------------
$   1,665,321 $     1,744,619 $   14,181,458 $ 9,662,816 $   5,903,288 $    4,656,112 $   12,961,674 $   8,423,627
============= =============== ============== =========== ============= ============== ============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                              MSF T. ROWE PRICE SMALL CAP GROWTH MSF T. ROWE PRICE LARGE CAP GROWTH MSF OPPENHEIMER GLOBAL EQUITY
                                                     SUB-ACCOUNT                        SUB-ACCOUNT                   SUB-ACCOUNT
                              ---------------------------------- ---------------------------------- -----------------------------
                                     2009               2008 (a)           2009            2008 (a)       2009           2008 (a)
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                        $  (93,165)            $ (143,377)  $   (464,307) $         (664,144) $   161,694        $ 140,501
  Net realized gains (losses)    (609,611)             1,817,065     (2,201,466)          2,757,869     (562,624)         206,355
  Change in unrealized gains
     (losses) on investments    3,083,950             (5,968,748)    18,155,364         (33,881,840)   4,992,056       (8,773,820)
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          2,381,174             (4,295,060)    15,489,591         (31,788,115)   4,591,126       (8,426,964)
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners          41,362                 84,682        307,307             619,104      919,706          308,140
  Net transfers (including
     fixed account)              (131,358)              (407,217)    (1,557,831)         (2,147,929)     922,134          452,598
  Contract charges                (24,764)               (25,450)      (195,766)           (210,692)     (42,802)         (37,014)
  Transfers for contract
     benefits
     and terminations            (498,377)              (893,872)    (2,941,641)         (5,063,713)    (880,611)      (1,378,436)
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions              (613,137)            (1,241,857)    (4,387,931)         (6,803,230)     918,427         (654,712)
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
     Net increase (decrease)
       in net assets            1,768,037             (5,536,917)    11,101,660         (38,591,345)   5,509,553       (9,081,676)
NET ASSETS:
  Beginning of year             7,075,202             12,612,119     40,130,482          78,721,827   11,822,022       20,903,698
                              ----------- ---------------------- -------------- ------------------- ------------ ----------------
  End of year                 $ 8,843,239            $ 7,075,202 $   51,232,142 $        40,130,482 $ 17,331,575     $ 11,822,022
                              =========== ====================== ============== =================== ============ ================

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                  MSF BARCLAYS    MSF VAN ECK MSF METLIFE            MSF
                           MSF MET/DIMENSIONAL INTERNATIONAL CAPITAL AGGREGATE GLOBAL NATURAL     MID CAP MORGAN STANLEY
             MSF MFS VALUE                     SMALL COMPANY        BOND INDEX      RESOURCES STOCK INDEX     EAFE INDEX
               SUB-ACCOUNT                       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT
-------------------------- --------------------------------- ----------------- -------------- ----------- --------------
          2009 2008 (a)(b)          2009            2008 (d)          2009 (c)       2009 (c)    2009 (c)       2009 (c)
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
  $    (60,569) $   (5,524)   $   (9,055) $              (20)       $   (7,549) $      (1,662) $   (1,987) $      (1,707)
       (92,686)     (2,174)       32,672                  --               737          6,758      26,246          3,588
     2,008,339    (327,334)      170,281               1,427             6,611         30,976      15,405         11,925
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
     1,855,084    (335,032)      193,898               1,407              (201)        36,072      39,664         13,806
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
     2,689,922     530,667       112,573              34,889            18,900        127,945       8,868             --
     6,826,404   2,100,268       872,244                 610         1,419,620        235,999     475,856        455,036
       (19,991)       (419)       (2,128)                 --            (1,110)          (673)       (646)          (245)
      (101,688)    (10,592)      (25,221)               (509)           (7,136)        (4,532)     (2,030)        (1,489)
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
     9,394,647   2,619,924       957,468              34,990         1,430,274        358,739     482,048        453,302
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
    11,249,731   2,284,892     1,151,366              36,397         1,430,073        394,811     521,712        467,108
     2,284,892          --        36,397                  --                --             --          --             --
-------------- ----------- ------------- ------------------- ----------------- -------------- ----------- --------------
$   13,534,623 $ 2,284,892 $   1,187,763 $            36,397     $   1,430,073 $      394,811 $   521,712 $      467,108
============== =========== ============= =================== ================= ============== =========== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                 MSF BLACKROCK
                                  MSF RUSSELL LEGACY LARGE CAP
                                   2000 INDEX           GROWTH PUTNAM VT GROWTH AND INCOME       PUTNAM VT VISTA
                                  SUB-ACCOUNT      SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------- ---------------- --------------------------- ---------------------
                                     2009 (c)         2009 (c)          2009      2008 (a)      2009    2008 (a)
                                  ----------- ---------------- ------------- ------------- --------- -----------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $  (2,015)       $ (78,615)   $  140,041 $     143,886 $  (25,402)  $ (41,341)
  Net realized gains (losses)          (3,237)         112,318    (1,449,253)      963,994   (179,388)   (107,614)
  Change in unrealized gains
     (losses) on investments           33,405        2,141,821     3,525,804    (7,152,786)   865,327  (1,481,837)
                                  ----------- ---------------- ------------- ------------- ---------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations                 28,153        2,175,524     2,216,592    (6,044,906)   660,537  (1,630,792)
                                  ----------- ---------------- ------------- ------------- ---------- -----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  --          135,233       163,243       154,486     39,911      37,962
  Net transfers (including fixed
     account)                         446,028        7,690,491      (466,775)   (1,068,734)     6,370     (51,569)
  Contract charges                         (9)         (13,769)      (12,090)      (13,705)    (2,511)     (1,837)
  Transfers for contract benefits
     and terminations                  (3,239)        (727,751)     (747,622)   (1,465,463)  (169,074)   (421,770)
                                  ----------- ---------------- ------------- ------------- ---------- -----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions          442,780        7,084,204    (1,063,244)   (2,393,416)  (125,304)   (437,214)
                                  ----------- ---------------- ------------- ------------- ---------- -----------
     Net increase (decrease)
       in net assets                  470,933        9,259,728     1,153,348    (8,438,322)   535,233  (2,068,006)
NET ASSETS:
  Beginning of year                        --               --     8,450,395    16,888,717  1,789,463   3,857,469
                                  ----------- ---------------- ------------- ------------- ---------- -----------
  End of year                       $ 470,933      $ 9,259,728 $   9,603,743 $   8,450,395 $2,324,696 $ 1,789,463
                                  =========== ================ ============= ============= ========== ===========

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    PUTNAM VT EQUITY INCOME FTVIPT TEMPLETON GROWTH SECURITIES FTVIPT TEMPLETON FOREIGN SECURITIES          FIDELITY VIP GROWTH
                SUB-ACCOUNT                        SUB-ACCOUNT                         SUB-ACCOUNT    OPPORTUNITIES SUB-ACCOUNT
--------------------------- ---------------------------------- ----------------------------------- ----------------------------
          2009     2008 (a)           2009            2008 (a)           2009             2008 (a)        2009         2008 (a)
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
    $   33,138 $    386,845    $   242,686 $           134,887    $   585,022 $            425,360 $    (1,249) $        (1,649)
    (2,219,999)     854,405     (1,146,941)            449,587         (9,349)           4,346,403     (12,300)          (1,755)
     8,286,291  (15,607,490)     3,855,353          (9,372,692)     8,535,013          (25,686,230)     61,980         (129,212)
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
     6,099,430  (14,366,240)     2,951,098          (8,788,218)     9,110,686          (20,914,467)     48,431         (132,616)
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
        24,306      329,636         20,000             329,132        209,923              348,853       2,200           17,178
    (3,111,410)  (2,049,983)      (723,635)          1,145,390       (687,536)          (3,460,649)      3,455           25,574
       (80,606)     (92,843)       (31,507)            (35,852)      (116,644)            (129,890)       (137)            (151)
    (2,035,343)  (3,976,560)      (665,459)         (1,272,181)    (1,869,399)          (3,760,519)    (22,581)          (9,724)
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
    (5,203,053)  (5,789,750)    (1,400,601)            166,489     (2,463,656)          (7,002,205)    (17,063)          32,877
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
       896,377  (20,155,990)     1,550,497          (8,621,729)     6,647,030          (27,916,672)     31,368          (99,739)
    28,131,216   48,287,206     11,101,988          19,723,717     27,442,793           55,359,465     114,407          214,146
-------------- ------------ -------------- ------------------- -------------- -------------------- ----------- ----------------
$   29,027,593 $ 28,131,216 $   12,652,485 $        11,101,988 $   34,089,823 $         27,442,793 $   145,775 $        114,407
============== ============ ============== =================== ============== ==================== =========== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                  FIDELITY VIP EQUITY-INCOME       PIMCO VIT HIGH YIELD PIMCO VIT LOW DURATION
                                                 SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                  -------------------------- -------------------------- ----------------------
                                         2009       2008 (a)           2009    2008 (a)       2009    2008 (a)
                                  ----------- -------------- -------------- ----------- ---------- -----------
INCREASE (DECREASE)
  IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 24,088       $ 39,139    $   636,585 $   502,354 $   220,821 $  262,251
  Net realized gains (losses)        (504,545)      (751,192)      (227,761)   (290,212)    536,343    120,373
  Change in unrealized gains
     (losses) on investments        1,607,266     (2,820,210)     2,468,282  (2,314,667)    437,621   (593,348)
                                  ----------- -------------- -------------- ----------- ----------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations              1,126,809     (3,532,263)     2,877,106  (2,102,525)  1,194,785   (210,724)
                                  ----------- -------------- -------------- ----------- ----------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 200         78,119         29,884      47,014      48,589    105,635
  Net transfers (including fixed
     account)                         112,365     (1,217,411)     3,476,800    (597,289)  2,364,857  1,185,394
  Contract charges                    (19,310)       (22,070)       (41,618)    (32,515)    (46,658)   (38,482)
  Transfers for contract benefits
     and terminations                (394,571)      (678,317)      (490,935)   (636,944)   (894,887)  (750,072)
                                  ----------- -------------- -------------- ----------- ----------- ----------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         (301,316)    (1,839,679)     2,974,131  (1,219,734)  1,471,901    502,475
                                  ----------- -------------- -------------- ----------- ----------- ----------
     Net increase (decrease)
       in net assets                  825,493     (5,371,942)     5,851,237  (3,322,259)  2,666,686    291,751
NET ASSETS:
  Beginning of year                 3,979,860      9,351,802      5,876,021   9,198,279   9,699,931  9,408,180
                                  ----------- -------------- -------------- ----------- ----------- ----------
  End of year                     $ 4,805,353    $ 3,979,860 $   11,727,258 $ 5,876,021 $12,366,617 $9,699,931
                                  =========== ============== ============== =========== =========== ==========

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                          AMERICAN FUNDS
AMERICAN FUNDS GLOBAL GROWTH GLOBAL SMALL CAPITALIZATION      AMERICAN FUNDS GROWTH
                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
---------------------------- --------------------------- --------------------------
          2009      2008 (a)           2009  2008 (a)(b)           2009 2008 (a)(b)
-------------- ------------- -------------- ------------ -------------- -----------
   $   346,673 $     355,659   $    (39,573) $    (7,410)    $   (7,294) $  107,635
        52,332       862,476         28,087       41,838        (41,453)    154,003
    15,632,672    (9,969,607)     3,668,097     (949,152)    16,103,075  (3,528,407)
-------------- ------------- -------------- ------------ -------------- -----------
    16,031,677    (8,751,472)     3,656,611     (914,724)    16,054,328  (3,266,769)
-------------- ------------- -------------- ------------ -------------- -----------
    10,008,195     3,599,210      1,797,968      802,399     15,888,851   4,160,363
    14,927,875    18,087,216      4,418,825    3,304,984     26,731,257  13,601,189
      (178,371)      (24,273)       (39,842)        (224)      (170,142)     (1,954)
    (1,430,217)   (1,004,647)      (229,321)     (16,552)    (1,121,118)    (89,373)
-------------- ------------- -------------- ------------ -------------- -----------
    23,327,482    20,657,506      5,947,630    4,090,607     41,328,848  17,670,225
-------------- ------------- -------------- ------------ -------------- -----------
    39,359,159    11,906,034      9,604,241    3,175,883     57,383,176  14,403,456
    22,597,668    10,691,634      3,175,883           --     14,403,456          --
-------------- ------------- -------------- ------------ -------------- -----------
$   61,956,827 $  22,597,668 $   12,780,124 $  3,175,883 $   71,786,632 $14,403,456
============== ============= ============== ============ ============== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

On November 9, 2009, pursuant to a resolution by the Board of Directors of MetLife Investors Insurance Company, the Company combined MetLife Investors Variable Annuity Account Five, which is another separate account of the Company, with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2009. The financial statements and financial information for prior years have been recast in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owner under the Contracts of each separate account pre or post Combination. Each Sub-Account of MetLife Investors Variable Annuity Account Five has been combined with the Sub-Accounts of the Separate Account.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
PIMCO Variable Insurance Trust ("PIMCO VIT")
American Funds Insurance Series ("American Funds")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUB-ACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2009:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth
Sub-Account*
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

MIST Met/AIM Small Cap Growth Sub-Account*
MIST Lazard Mid Cap Sub-Account*
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Clarion Global Real Estate Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account*
MIST Loomis Sayles Global Markets Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Balanced Allocation Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account
MIST Met/Templeton International Bond
Sub-Account (a)
MIST BlackRock Large Cap Core Sub-Account (a)
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account*
MSF Met/Artisan Mid Cap Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account*
MSF Artio International Stock Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account*
MSF Western Asset Management U.S. Government
Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
MSF MFS Value Sub-Account
MSF Met/Dimensional International Small Company
Sub-Account
MSF Barclays Capital Aggregate Bond Index
Sub-Account (a)
MSF Van Eck Global Natural Resources Sub-Account (a)
MSF MetLife Mid Cap Stock Index Sub-Account (a)
MSF Morgan Stanley EAFE Index Sub-Account (a)
MSF Russell 2000 Index Sub-Account (a)
MSF BlackRock Legacy Large Cap Growth
Sub-Account* (a)
Putnam VT Growth and Income Sub-Account*
Putnam VT Vista Sub-Account*
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account*
FTVIPT Templeton Foreign Securities Sub-Account
Fidelity VIP Growth Opportunities Sub-Account
Fidelity VIP Equity-Income Sub-Account*
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account
American Funds Growth Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Sub-Account began operations during the year ended December 31, 2009.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2009:

PIMCO VIT Total Return Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                              NEW NAME
(MSF) Franklin Templeton Small Cap Growth Portfolio      (MSF) Loomis Sayles Small Cap Growth Portfolio
(MSF) Harris Oakmark Focused Value Portfolio             (MSF) Met/Artisan Mid Cap Value Portfolio
(MSF) Julius Baer International Stock Portfolio          (MSF) Artio International Stock Portfolio

SUBSTITUTION:

FORMER PORTFOLIO                                         NEW PORTFOLIO
(PIMCO VIT) Total Return Portfolio                       (MIST) PIMCO Total Return Portfolio

MERGERS:

FORMER PORTFOLIO                                         NEW PORTFOLIO
(MSF) Capital Guardian U.S. Equity Portfolio             (MIST) Pioneer Fund Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio            (MSF) BlackRock Legacy Large Cap Growth Portfolio

LIQUIDATION:

(PIMCO VIT) StocksPlus Growth and Income Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Sub-Accounts. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair values, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Sub-Accounts.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk    0.50% - 1.50%

Administrative                0.15% - 0.25%

Optional Death Benefit Rider  0.15% - 0.35%

Earnings Preservation Benefit         0.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .35% to 1.50% of the account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ------------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account             35,372,241   838,716,013    26,643,944     71,495,740
MIST Lord Abbett Bond Debenture Sub-Account                23,102,087   272,381,805    29,218,533     28,366,372
MIST Van Kampen Mid Cap Growth Sub-Account                  6,011,867    52,811,643     5,121,972      3,473,984
MIST Lord Abbett Mid Cap Value Sub-Account                 15,698,746   292,730,450    10,743,463     18,395,630
MIST Oppenheimer Capital Appreciation Sub-Account          16,194,910   126,183,197     1,386,778      9,351,182
MIST PIMCO Inflation Protected Bond Sub-Account             7,099,334    75,505,748    21,568,729      8,533,369
MIST Legg Mason Partners Aggressive Growth Sub-Account     10,201,798    72,099,386     1,250,727      6,749,789
MIST PIMCO Total Return Sub-Account                        38,990,367   441,264,868   162,966,002     30,061,598
MIST RCM Technology Sub-Account                             3,069,920    13,071,697     2,046,309      1,767,704
MIST T. Rowe Price Mid Cap Growth Sub-Account              10,249,096    77,318,820     9,032,973      9,387,960
MIST MFS Research International Sub-Account                14,798,072   172,708,355     9,081,375     13,913,378
MIST Met/AIM Small Cap Growth Sub-Account                   4,781,750    58,552,987     3,095,329      5,088,156
MIST Lazard Mid Cap Sub-Account                             4,831,192    59,863,218     3,726,142      5,467,056
MIST Harris Oakmark International Sub-Account               5,793,868    80,904,103     9,545,672     11,005,900
MIST Third Avenue Small Cap Value Sub-Account               4,605,319    65,141,417     4,895,650      7,397,458
MIST Clarion Global Real Estate Sub-Account                 3,967,222    50,472,816     3,537,139      4,186,606
MIST Turner Mid Cap Growth Sub-Account                      1,074,699    12,276,074       983,431      1,540,676
MIST Goldman Sachs Mid Cap Value Sub-Account                1,775,812    23,382,993       273,979      2,817,394
MIST MetLife Defensive Strategy Sub-Account                31,101,351   309,298,714   117,253,462     31,672,571
MIST MetLife Moderate Strategy Sub-Account                 69,661,708   697,761,739   177,250,302     30,121,156
MIST MetLife Balanced Strategy Sub-Account                199,336,954 1,932,317,623   265,679,696     35,192,850
MIST MetLfie Growth Strategy Sub-Account                  163,005,435 1,684,278,125    65,010,807     74,562,675
MIST MetLife Aggressive Strategy Sub-Account               21,661,232   184,519,592     4,222,707     22,671,367
MIST Van Kampen Comstock Sub-Account                       10,032,616    98,424,761    13,839,802      2,389,264
MIST SSgA Growth ETF Sub-Account                            3,583,442    35,536,204    10,443,496      2,868,592
MIST SSgA Growth and Income ETF Sub-Account                 8,062,491    83,948,284    24,456,385      3,411,494
MIST Legg Mason Value Equity Sub-Account                    3,655,365    33,397,868     2,445,263      1,961,190
MIST Pioneer Fund Sub-Account                               7,769,725    75,402,076    80,372,886      7,828,928
MIST Pioneer Strategic Income Sub-Account                     571,825     5,360,924     2,418,923        591,434
MIST MFS Emerging Markets Equity Sub-Account                5,673,587    59,971,995    13,508,754      4,662,011
MIST Loomis Sayles Global Markets Sub-Account                 971,130    10,319,426     2,021,594      1,323,900
MIST Rainier Large Cap Equity Sub-Account                     711,503     5,272,141     2,514,772      2,679,980
MIST American Funds Growth Sub-Account                      3,561,062    23,858,119    15,146,095      3,217,424
MIST American Funds Balanced Allocation Sub-Account        22,837,256   177,177,766    81,973,484      8,527,633
MIST American Funds Bond Sub-Account                        1,808,161    16,373,665    12,187,018      1,646,932
MIST American Funds Growth Allocation Sub-Account          23,901,097   179,438,807    65,806,450      9,876,119
MIST American Funds International Sub-Account               1,870,383    12,810,785     6,510,405      1,220,804
MIST American Funds Moderate Allocation Sub-Account        13,585,106   110,379,139    57,323,466      5,657,016
MIST BlackRock High Yield Sub-Account                       1,154,230     7,749,883     8,106,112      1,343,194
MIST Dreman Small Cap Value Sub-Account                       304,640     3,086,043     2,378,875        229,706
MIST Met/Templeton Growth Sub-Account                         995,187     7,165,053     4,648,503        296,249
MIST Met/Franklin Mutual Shares Sub-Account                 7,660,711    53,281,115    38,935,826        740,365
MIST Met/Franklin Templeton Founding Strategy Sub-Account  15,444,648   117,576,139    63,907,829      6,494,676
MIST Met/Templeton International Bond Sub-Account (a)          18,418       197,430       251,042         55,348
MIST BlackRock Large Cap Core Sub-Account (a)                  99,587       716,427       720,396          4,316
Russell Multi-Style Equity Sub-Account                      1,021,725    14,216,235       415,983      1,567,037
Russell Aggressive Equity Sub-Account                         263,331     3,448,774        58,836        327,062
Russell Non-U.S. Sub-Account                                  619,073     7,032,987       286,678        744,817
Russell Core Bond Sub-Account                               1,188,358    12,082,638     1,089,285      2,208,413
Russell Real Estate Securities Sub-Account                    122,261     1,831,163       144,554        258,703
AIM V.I. International Growth Sub-Account                     302,164     7,335,711       360,355      1,176,695
DWS Government & Agency Securities Sub-Account                 72,200       873,226        78,417        173,625
MSF Davis Venture Value Sub-Account                         8,088,980   219,035,207    12,132,295     11,535,715
MSF Met/Artisan Mid Cap Value Sub-Account                     297,349    64,437,762     1,239,428      5,076,117
MSF Jennison Growth Sub-Account                             5,200,181    55,930,512     3,237,928      6,124,671
MSF MFS Total Return Sub-Account                              760,296   101,632,757    16,385,975      2,995,008

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          --------- ------------- ------------- --------------
MSF Artio International Stock Sub-Account                   706,357     8,041,553       746,461        513,676
MSF BlackRock Money Market Sub-Account                    1,788,934   178,893,427    64,889,211    128,292,411
MSF MetLife Stock Index Sub-Account                       1,250,383    37,878,616     5,942,683      5,644,321
MSF BlackRock Bond Income Sub-Account                       580,710    59,786,321    27,028,302      3,530,567
MSF BlackRock Strategic Value Sub-Account                   178,327     2,594,249       140,139        375,576
MSF Loomis Sayles Small Cap Growth Sub-Account            1,966,978    17,603,673     2,099,295        944,180
MSF Western Asset Management Strategic Bond Opportunities
  Sub-Account                                               486,238     5,739,909     1,324,241      1,043,280
MSF Western Asset Management U.S. Government
  Sub-Account                                             1,097,561    12,987,387     9,295,351      4,729,879
MSF T. Rowe Price Small Cap Growth Sub-Account              740,316     9,307,783     1,931,076      2,433,638
MSF T. Rowe Price Large Cap Growth Sub-Account            3,987,164    54,375,310     2,323,217      7,176,541
MSF Oppenheimer Global Equity Sub-Account                 1,291,504    19,074,889     2,358,488      1,279,762
MSF MFS Value Sub-Account                                 1,216,081    11,853,978     9,584,381        250,582
MSF Met/ Dimensional International Small Company
  Sub-Account                                                81,938     1,016,394     1,150,189        201,460
MSF Barclays Capital Aggregate Bond Index Sub-Account (a)   133,054     1,423,715     1,490,059         67,081
MSF Van Eck Global Natural Resources Sub-Account (a)         26,273       363,907       521,503        164,354
MSF MetLife Mid Cap Stock Index Sub-Account (a)              47,573       506,475     1,428,327        948,098
MSF Morgan Stanley EAFE Index Sub-Account (a)                42,018       455,310       586,022        134,300
MSF Russell 2000 Index Sub-Account (a)                       45,254       437,695       644,616        203,684
MSF BlackRock Legacy Large Cap Growth Sub-Account (a)       403,318     7,118,365     7,859,629        853,582
Putnam VT Growth and Income Sub-Account                     664,978    14,659,862       779,820      1,704,275
Putnam VT Vista Sub-Account                                 197,725     2,837,962       233,290        384,486
Putnam VT Equity Income Sub-Account                       2,387,192    32,432,702       518,505      5,689,962
FTVIPT Templeton Growth Securities Sub-Account            1,215,353    17,563,014       428,143      1,587,412
FTVIPT Templeton Foreign Securities Sub-Account           2,524,323    36,102,300     3,620,239      4,288,919
Fidelity VIP Growth Opportunities Sub-Account                10,050       179,654         8,326         26,664
Fidelity VIP Equity-Income Sub-Account                      289,568     6,399,910       682,989        961,000
PIMCO VIT High Yield Sub-Account                          1,610,932    11,709,132     4,836,894      1,226,972
PIMCO VIT Low Duration Sub-Account                        1,223,230    12,449,269     4,645,977      2,399,306
American Funds Global Growth Sub-Account                  3,177,293    56,177,792    24,853,349      1,180,467
American Funds Global Small Capitalization Sub-Account      720,023    10,061,459     6,258,320        350,658
American Funds Growth Sub-Account                         1,557,202    59,212,360    41,752,811        431,824

(a) For the period May 4, 2009 to December 31, 2009.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          MIST LORD ABBETT         MIST LORD ABBETT           MIST VAN KAMPEN
                                         GROWTH AND INCOME           BOND DEBENTURE            MID CAP GROWTH
                                               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------ ------------------------ -------------------------
                                         2009     2008 (a)        2009     2008 (a)        2009      2008 (a)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units beginning of year            17,054,222   20,078,114  14,022,797   16,703,725   4,629,395     5,095,055
Units issued and transferred
  from other funding options        1,163,745      729,604   1,616,020      937,350     957,442       584,996
Units redeemed and transferred to
  other funding options            (2,624,377)  (3,753,496) (2,445,370)  (3,618,278)   (747,780)   (1,050,656)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units end of year                  15,593,590   17,054,222  13,193,447   14,022,797   4,839,057     4,629,395
                                  =========== ============ =========== ============ =========== =============

                                  MIST LEGG MASON PARTNERS
                                         AGGRESSIVE GROWTH  MIST PIMCO TOTAL RETURN       MIST RCM TECHNOLOGY
                                               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------ ------------------------ -------------------------
                                         2009     2008 (a)        2009     2008 (a)        2009      2008 (a)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units beginning of year            10,488,614   11,946,041  23,369,511   23,393,059   2,054,635     2,312,361
Units issued and transferred
  from other funding options          588,725      572,746  12,187,850    7,071,302     590,379       814,965
Units redeemed and transferred to
  other funding options            (1,471,266)  (2,030,173) (5,631,390)  (7,094,850)   (515,962)   (1,072,691)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units end of year                   9,606,073   10,488,614  29,925,971   23,369,511   2,129,052     2,054,635
                                  =========== ============ =========== ============ =========== =============

                                                                MIST HARRIS OAKMARK         MIST THIRD AVENUE
                                       MIST LAZARD MID CAP            INTERNATIONAL           SMALL CAP VALUE
                                               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------ ------------------------ -------------------------
                                         2009     2008 (a)        2009     2008 (a)        2009      2008 (a)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units beginning of year             3,701,818    4,161,801   4,450,252    5,352,399   4,169,845     4,918,512
Units issued and transferred
  from other funding options          537,899      498,551     650,523      689,653     627,104       646,592
Units redeemed and transferred to
  other funding options              (693,173)    (958,534) (1,034,354)  (1,591,800)   (854,933)   (1,395,259)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units end of year                   3,546,544    3,701,818   4,066,421    4,450,252   3,942,016     4,169,845
                                  =========== ============ =========== ============ =========== =============

                                              MIST METLIFE             MIST METLIFE              MIST METLIFE
                                        DEFENSIVE STRATEGY        MODERATE STRATEGY         BALANCED STRATEGY
                                               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------ ------------------------ -------------------------
                                         2009     2008 (a)        2009     2008 (a)        2009      2008 (a)
                                  ----------- ------------ ----------- ------------ ----------- -------------
Units beginning of year            20,521,525   13,466,221  48,839,803   42,566,117 147,575,188   108,579,992
Units issued and transferred
  from other funding options       15,848,889   15,338,465  22,185,086   17,544,009  46,188,462    60,791,130
Units redeemed and transferred to
  other funding options            (7,785,307)  (8,283,161) (9,031,266) (11,270,323) (19,135,693) (21,795,934)
                                  ----------- ------------ ------------------------ -------------------------
Units end of year                  28,585,107   20,521,525  61,993,623   48,839,803 174,627,957   147,575,188
                                  =========== ============ =========== ============ =========== =============

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.

         MIST LORD ABBETT        MIST OPPENHEIMER    MIST PIMCO INFLATION
            MID CAP VALUE    CAPITAL APPRECIATION          PROTECTED BOND
              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
       2009      2008 (a)        2009    2008 (a)        2009    2008 (a)
----------- ------------- ----------- ----------- ----------- -----------
  9,920,843    11,500,075  12,461,052  14,330,363   5,260,106   5,615,838
  1,047,331       802,876     885,126   1,320,283   2,420,447   2,221,581
 (1,585,271)   (2,382,108) (1,936,480) (3,189,594) (1,490,818) (2,577,313)
----------- ------------- ----------- ----------- ----------- -----------
  9,382,903     9,920,843  11,409,698  12,461,052   6,189,735   5,260,106
=========== ============= =========== =========== =========== ===========

       MIST T. ROWE PRICE       MIST MFS RESEARCH            MIST MET/AIM
           MID CAP GROWTH           INTERNATIONAL        SMALL CAP GROWTH
              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
       2009      2008 (a)        2009    2008 (a)        2009    2008 (a)
----------- ------------- ----------- ----------- ----------- -----------
  9,296,506    10,687,089  10,212,094  11,927,065   4,467,675   5,114,915
  2,114,107     1,927,701   1,202,006   1,344,178     545,182     682,126
 (1,966,277)   (3,318,284) (1,730,210) (3,059,149)   (692,102) (1,329,366)
----------- ------------- ----------- ----------- ----------- -----------
  9,444,336     9,296,506   9,683,890  10,212,094   4,320,755   4,467,675
=========== ============= =========== =========== =========== ===========

      MIST CLARION GLOBAL             MIST TURNER      MIST GOLDMAN SACHS
              REAL ESTATE          MID CAP GROWTH           MID CAP VALUE
              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
       2009      2008 (a)        2009    2008 (a)        2009    2008 (a)
----------- ------------- ----------- ----------- ----------- -----------
  3,017,825     3,287,188   1,062,658   1,063,472   1,740,044   2,337,423
    545,269       457,663     167,061     524,681      45,739     202,126
   (599,287)     (727,026)   (224,848)   (525,495)   (303,050)   (799,505)
----------- ------------- ----------- ----------- ----------- -----------
  2,963,807     3,017,825   1,004,871   1,062,658   1,482,733   1,740,044
=========== ============= =========== =========== =========== ===========

             MIST METLIFE            MIST METLIFE         MIST VAN KAMPEN
          GROWTH STRATEGY     AGGRESSIVE STRATEGY                COMSTOCK
              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
       2009      2008 (a)        2009    2008 (a)        2009    2008 (a)
----------- ------------- ----------- ----------- ----------- -----------
144,681,997   113,819,021  20,155,167  10,317,659   7,709,294   7,546,887
 19,571,725    52,887,232   1,269,392  13,042,376   2,598,214   1,755,102
(18,125,370)  (22,024,256) (3,284,700) (3,204,868) (1,158,970) (1,592,695)
----------- ------------- ----------- ----------- ----------- -----------
146,128,352   144,681,997  18,139,859  20,155,167   9,148,538   7,709,294
=========== ============= =========== =========== =========== ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                              MIST SSGA             MIST SSGA       MIST LEGG MASON
                                             GROWTH ETF GROWTH AND INCOME ETF          VALUE EQUITY
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                  --------------------- --------------------- ---------------------
                                       2009    2008 (a)      2009    2008 (a)      2009    2008 (a)
                                  --------- ----------- --------- ----------- --------- -----------
Units beginning of year           2,631,694   3,155,142 5,706,322   5,057,639 3,449,785   3,093,759
Units issued and transferred
  from other funding options      1,419,212     285,266 3,020,230   1,449,815   671,733     887,286
Units redeemed and transferred to
  other funding options            (515,165)   (808,714) (852,131)   (801,132) (519,271)   (531,260)
                                  --------- ----------- --------- ----------- --------- -----------
Units end of year                 3,535,741   2,631,694 7,874,421   5,706,322 3,602,247   3,449,785
                                  ========= =========== ========= =========== ========= ===========


                                     MIST LOOMIS SAYLES          MIST RAINIER                  MIST
                                         GLOBAL MARKETS      LARGE CAP EQUITY AMERICAN FUNDS GROWTH
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                  --------------------- --------------------- ---------------------
                                       2009    2008 (a)      2009    2008 (a)      2009 2008 (a)(b)
                                  --------- ----------- --------- ----------- --------- -----------
Units beginning of year             825,508   1,117,036   786,871     115,191 1,497,798          --
Units issued and transferred
  from other funding options        258,649     976,850   433,402   1,186,233 2,819,679   1,711,006
Units redeemed and transferred to
  other funding options            (184,579) (1,268,378) (496,715)   (514,553) (811,078)   (213,208)
                                  --------- ----------- --------- ----------- --------- -----------
Units end of year                   899,578     825,508   723,558     786,871 3,506,399   1,497,798
                                  ========= =========== ========= =========== ========= ===========

                                          MIST AMERICAN FUNDS       MIST AMERICAN FUNDS      MIST BLACKROCK
                                                INTERNATIONAL       MODERATE ALLOCATION          HIGH YIELD
                                                  SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
                                  --------------------------- ------------------------- -------------------
                                         2009     2008 (a)(b)          2009 2008 (a)(b)      2009  2008 (b)
                                  ----------- --------------- ------------- ----------- --------- ---------
Units beginning of year               935,627              --     6,585,179          --    58,901        --
Units issued and transferred
  from other funding options        1,173,720       1,299,170     8,421,960   6,949,076   608,381   123,836
Units redeemed and transferred to
  other funding options              (315,078)       (363,543)   (1,554,563)   (363,897) (149,712)  (64,935)
                                  ----------- --------------- ------------- ----------- --------- ---------
Units end of year                   1,794,269         935,627    13,452,576   6,585,179   517,570    58,901
                                  =========== =============== ============= =========== ========= =========


                                                                  MIST MET/        MIST
                                                                  TEMPLETON   BLACKROCK
                                  MIST MET/FRANKLIN TEMPLETON INTERNATIONAL   LARGE CAP             RUSSELL
                                            FOUNDING STRATEGY          BOND        CORE  MULTI-STYLE EQUITY
                                                  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT         SUB-ACCOUNT
                                  --------------------------- ------------------------- -------------------
                                         2009     2008 (a)(b)      2009 (c)    2009 (c)      2009  2008 (a)
                                  ----------- --------------- ------------- ----------- --------- ---------
Units beginning of year             7,133,612              --            --          -- 1,237,353 1,428,724
Units issued and transferred
  from other funding options       10,172,553       7,474,579        23,684      85,921    56,329    58,430
Units redeemed and transferred to
  other funding options            (1,860,908)       (340,967)       (5,087)       (785) (187,905) (249,801)
                                  ----------- --------------- ------------- ----------- --------- ---------
Units end of year                  15,445,257       7,133,612        18,597      85,136 1,105,777 1,237,353
                                  =========== =============== ============= =========== ========= =========

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.

                                 MIST PIONEER       MIST MFS EMERGING
      MIST PIONEER FUND      STRATEGIC INCOME          MARKETS EQUITY
            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------- --------------------- -----------------------
       2009    2008 (a)      2009    2008 (a)        2009    2008 (a)
----------- ----------- --------- ----------- ----------- -----------
    103,010      32,107   167,799      83,140   3,919,168     540,737
  7,884,289      79,058   117,446     175,914   2,117,923   4,289,718
   (831,822)     (8,155)  (41,387)    (91,255) (1,001,466)   (911,287)
----------- ----------- --------- ----------- ----------- -----------
  7,155,477     103,010   243,858     167,799   5,035,625   3,919,168
=========== =========== ========= =========== =========== ===========

    MIST AMERICAN FUNDS   MIST AMERICAN FUNDS     MIST AMERICAN FUNDS
    BALANCED ALLOCATION                  BOND       GROWTH ALLOCATION
            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------- --------------------- -----------------------
       2009 2008 (a)(b)      2009 2008 (a)(b)        2009 2008 (a)(b)
----------- ----------- --------- ----------- ----------- -----------
 11,983,365          --   592,698          --  14,440,596          --
 12,936,497  12,888,962 1,477,036     734,370  11,998,923  15,223,106
 (2,322,425)   (905,597) (305,992)   (141,672) (2,968,383)   (782,510)
----------- ----------- --------- ----------- ----------- -----------
 22,597,437  11,983,365 1,763,742     592,698  23,471,136  14,440,596
=========== =========== ========= =========== =========== ===========

      MIST DREMAN MIST MET/TEMPLETON     MIST MET/FRANKLIN
  SMALL CAP VALUE             GROWTH         MUTUAL SHARES
      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
----------------- ------------------ ---------------------
    2009 2008 (b)      2009 2008 (b)      2009 2008 (a)(b)
-------- -------- --------- -------- --------- -----------
  79,596       --   355,286       -- 1,891,505          --
 251,347   82,385   749,651  386,732 6,161,827   2,004,532
 (34,069)  (2,789) (100,010) (31,446) (489,655)   (113,027)
-------- -------- --------- -------- --------- -----------
 296,874   79,596 1,004,927  355,286 7,563,677   1,891,505
======== ======== ========= ======== ========= ===========


          RUSSELL            RUSSELL               RUSSELL
AGGRESSIVE EQUITY           NON-U.S.             CORE BOND
      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
----------------- ------------------ ---------------------
    2009 2008 (a)      2009 2008 (a)      2009    2008 (a)
-------- -------- --------- -------- --------- -----------
 252,148  287,672   476,105  539,542   857,970   1,038,251
   9,487   14,208    20,321   34,537    30,393      30,185
 (37,195) (49,732)  (67,448) (97,974) (146,591)   (210,466)
-------- -------- --------- -------- --------- -----------
 224,440  252,148   428,978  476,105   741,772     857,970
======== ======== ========= ======== ========= ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                             AIM V.I.          DWS GOVERNMENT &
                                  RUSSELL REAL ESTATE SECURITIES INTERNATIONAL GROWTH         AGENCY SECURITIES
                                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------------ -------------------- -------------------------
                                       2009             2008 (a)     2009    2008 (a)       2009       2008 (a)
                                  --------- -------------------- -------- ----------- ---------- --------------
Units beginning of year              71,152               79,175  522,812     698,903     65,564         84,293
Units issued and transferred
  from other funding options          7,025                5,729   25,427      51,121      3,089          9,234
Units redeemed and transferred to
  other funding options             (15,733)             (13,752) (86,484)   (227,212)   (11,119)       (27,963)
                                  --------- -------------------- -------- ----------- ---------- --------------
Units end of year                    62,444               71,152  461,755     522,812     57,534         65,564
                                  ========= ==================== ======== =========== ========== ==============

                                                                            MSF ARTIO             MSF BLACKROCK
                                            MSF MFS TOTAL RETURN  INTERNATIONAL STOCK              MONEY MARKET
                                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------------ -------------------- -------------------------
                                       2009             2008 (a)     2009    2008 (a)       2009       2008 (a)
                                  --------- -------------------- -------- ----------- ---------- --------------
Units beginning of year           3,343,530            3,681,888  458,361     481,397 22,607,243     11,746,997
Units issued and transferred
  from other funding options        651,240              335,633   77,867      65,697 12,428,401     27,001,096
Units redeemed and transferred to
  other funding options            (447,729)            (673,991) (53,080)    (88,733) (18,139,424) (16,140,850)
                                  --------- -------------------- -------- ----------- -------------------------
Units end of year                 3,547,041            3,343,530  483,148     458,361 16,896,220     22,607,243
                                  ========= ==================== ======== =========== ========== ==============

                                                                                MSF WESTERN       MSF WESTERN ASSET
                                          MSF LOOMIS SAYLES                ASSET MANAGEMENT              MANAGEMENT
                                           SMALL CAP GROWTH    STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT
                                                SUB-ACCOUNT                     SUB-ACCOUNT             SUB-ACCOUNT
                                  ------------------------- ------------------------------- -----------------------
                                       2009      2008 (a)      2009              2008 (a)       2009     2008 (a)
                                  ------------ ------------ ---------- -------------------- ----------- -----------
Units beginning of year           1,480,050    1,285,945    264,015              310,095     539,471     206,296
Units issued and transferred
  from other funding options        445,815      477,556     49,000               43,605     637,926     609,739
Units redeemed and transferred to
  other funding options            (239,128)    (283,451)   (55,515)             (89,685)   (369,340)   (276,564)
                                  ------------ ------------ ---------- -------------------- ----------- -----------
Units end of year                 1,686,737    1,480,050    257,500              264,015     808,057     539,471
                                  ============ ============ ========== ==================== =========== ===========


(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.

      MSF DAVIS VENTURE       MSF MET/ARTISAN          MSF JENNISON
                  VALUE         MID CAP VALUE                GROWTH
            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------- --------------------- ---------------------
       2009    2008 (a)      2009    2008 (a)      2009    2008 (a)
----------- ----------- --------- ----------- --------- -----------
 17,609,616  19,481,732 3,947,813   4,602,845 5,593,496   6,410,062
  2,097,262   2,159,153   299,307     620,282   685,531     816,374
 (2,436,375) (4,031,269) (646,131) (1,275,314) (955,313) (1,632,940)
----------- ----------- --------- ----------- --------- -----------
 17,270,503  17,609,616 3,600,989   3,947,813 5,323,714   5,593,496
=========== =========== ========= =========== ========= ===========

            MSF METLIFE         MSF BLACKROCK         MSF BLACKROCK
            STOCK INDEX           BOND INCOME       STRATEGIC VALUE
            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------- --------------------- ---------------------
       2009    2008 (a)      2009    2008 (a)      2009    2008 (a)
----------- ----------- --------- ----------- --------- -----------
  3,163,371   3,427,382   712,480     614,622   143,291     136,088
    754,882     838,050   538,058     271,585    13,542      35,987
   (819,931) (1,102,061) (156,667)   (173,727)  (34,012)    (28,784)
----------- ----------- --------- ----------- --------- -----------
  3,098,322   3,163,371 1,093,871     712,480   122,821     143,291
=========== =========== ========= =========== ========= ===========

  MSF T. ROWE PRICE     MSF T. ROWE PRICE     MSF OPPENHEIMER
   SMALL CAP GROWTH      LARGE CAP GROWTH       GLOBAL EQUITY
        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------- --------------------- -------------------
     2009  2008 (a)      2009    2008 (a)      2009  2008 (a)
--------- --------- --------- ----------- --------- ---------
  702,633   787,100 4,614,190   5,178,163   955,438   995,160
  162,790   111,375   334,805     511,779   221,626   175,045
 (222,834) (195,842) (774,325) (1,075,752) (167,888) (214,767)
--------- --------- --------- ----------- --------- ---------
  642,589   702,633 4,174,670   4,614,190 1,009,176   955,438
========= ========= ========= =========== ========= =========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                           MSF BARCLAYS
                                                       MSF MET/DIMENSIONAL      CAPITAL    MSF VAN ECK
                                               MSF MFS       INTERNATIONAL    AGGREGATE GLOBAL NATURAL
                                                 VALUE       SMALL COMPANY   BOND INDEX      RESOURCES
                                           SUB-ACCOUNT         SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------------- ------------------- ------------ --------------
                                      2009 2008 (a)(b)      2009  2008 (d)     2009 (c)    2009 (c)
                                  -------- ----------- --------- --------- ------------ --------------
Units beginning of year            194,021          --     3,592        --           --          --
Units issued and transferred
  from other funding options       839,046     202,350    97,243     3,592      105,552      38,859
Units redeemed and transferred to
  other funding options            (71,049)     (8,329)  (17,321)        --      (4,733)    (12,151)
                                  -------- ----------- --------- --------- ------------ --------------
Units end of year                  962,018     194,021    83,514     3,592      100,819      26,708
                                  ======== =========== ========= ========= ============ ==============


                                             PUTNAM VT           PUTNAM VT         FTVIPT TEMPLETON
                                                 VISTA       EQUITY INCOME        GROWTH SECURITIES
                                           SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
                                  -------------------- ------------------- ------------------------
                                      2009    2008 (a)      2009  2008 (a)         2009    2008 (a)
                                  -------- ----------- --------- --------- ------------ -----------
Units beginning of year            239,608     278,038 2,461,774 2,881,290      987,740     999,429
Units issued and transferred
  from other funding options        30,478      14,940    44,897   170,064       16,989     189,778
Units redeemed and transferred to
  other funding options            (43,707)    (53,370) (493,742) (589,580)    (137,023)   (201,467)
                                  -------- ----------- --------- --------- ------------ -----------
Units end of year                  226,379     239,608 2,012,929 2,461,774      867,706     987,740
                                  ======== =========== ========= ========= ============ ===========

                                            PIMCO VIT           PIMCO VIT      AMERICAN FUNDS
                                           HIGH YIELD        LOW DURATION       GLOBAL GROWTH
                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                  ------------------- ------------------- -------------------
                                       2009  2008 (a)      2009  2008 (a)      2009  2008 (a)
                                  --------- --------- --------- --------- --------- ---------
Units beginning of year             544,206   641,904   758,728   721,178 1,196,083   350,172
Units issued and transferred
  from other funding options        349,796    70,349   309,881   280,900 1,301,159   989,726
Units redeemed and transferred to
  other funding options            (108,621) (168,047) (201,944) (243,350) (180,671) (143,815)
                                  --------- --------- --------- --------- --------- ---------
Units end of year                   785,381   544,206   866,665   758,728 2,316,571 1,196,083
                                  ========= ========= ========= ========= ========= =========

(a) See Note 1 -- Organization

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period November 10, 2008 to December 31, 2008.

                                            MSF
                                      BLACKROCK
 MSF METLIFE MSF MORGAN          MSF     LEGACY
    MID CAP     STANLEY RUSSELL 2000  LARGE CAP           PUTNAM VT
STOCK INDEX  EAFE INDEX        INDEX     GROWTH   GROWTH AND INCOME
SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT        SUB-ACCOUNT
----------- ----------- ------------ ---------- -------------------
   2009 (c)    2009 (c)     2009 (c)   2009 (c)      2009  2008 (a)
----------- ----------- ------------ ---------- --------- ---------
         --          --           --         --   916,358 1,097,543
    112,020      53,738       53,121  4,844,756    69,111    61,313
    (72,991)    (13,026)     (18,110)  (506,905) (162,801) (242,498)
----------- ----------- ------------ ---------- --------- ---------
     39,029      40,712       35,011  4,337,851   822,668   916,358
=========== =========== ============ ========== ========= =========

       FTVIPT TEMPLETON            FIDELITY VIP        FIDELITY VIP
     FOREIGN SECURITIES    GROWTH OPPORTUNITIES       EQUITY-INCOME
            SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------- ----------------------- -------------------
       2009    2008 (a)         2009   2008 (a)      2009  2008 (a)
----------- ----------- ------------ ---------- --------- ---------
  2,562,516   3,066,952       21,872     18,156   405,578   534,234
    185,588     166,220        1,399      5,203    58,480    70,816
   (398,292)   (670,656)      (3,896)    (1,487)  (90,756) (199,472)
----------- ----------- ------------ ---------- --------- ---------
  2,349,812   2,562,516       19,375     21,872   373,302   405,578
=========== =========== ============ ========== ========= =========

             AMERICAN FUNDS       AMERICAN FUNDS
GLOBAL SMALL CAPITALIZATION               GROWTH
                SUB-ACCOUNT          SUB-ACCOUNT
--------------------------- --------------------
    2009        2008 (a)(b)     2009 2008 (a)(b)
-------- ------------------ -------- -----------
 185,100                 --  128,846          --
 321,190            189,384  358,710     132,517
 (39,145)            (4,284) (22,928)     (3,671)
-------- ------------------ -------- -----------
 467,145            185,100  464,628     128,846
======== ================== ======== ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                                         AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                    -------------------------------------- -------------------------------------------------
                                               UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)    TOTAL RETURN(4)
                                                   LOWEST TO           NET        INCOME        LOWEST TO          LOWEST TO
                                         UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                    ---------- ------------- ------------- ------------- ---------------- ------------------
MIST Lord Abbett Growth    2009     15,593,590 12.78 - 48.34   669,088,087          2.37      0.75 - 2.35      15.64 - 17.67
  and Income Sub-Account   2008 (a) 17,054,222 10.86 - 41.08   622,711,660          1.71      0.75 - 2.35  (36.75) - (36.74)
                           2007 (a) 20,078,114 17.17 - 64.94 1,163,496,239          0.98      0.75 - 2.35        3.12 - 3.13
                           2006 (a) 24,112,960 16.65 - 62.97 1,361,733,054          1.73      0.75 - 2.35      17.04 - 33.41
                           2005 (a) 28,420,310 12.48 - 53.80 1,376,885,114          0.94      0.75 - 2.35          2.71-6.12
MIST Lord Abbett Bond      2009     13,193,447 15.20 - 22.76   280,934,170          7.43      0.75 - 2.35      33.60 - 35.96
  Debenture Sub-Account    2008 (a) 14,022,797 11.27 - 16.77   220,576,786          4.34      0.75 - 2.35  (19.73) - (19.18)
                           2007 (a) 16,703,725 14.04 - 20.75   326,356,748          5.12      0.75 - 2.35        5.01 - 5.71
                           2006 (a) 18,203,778 13.37 - 19.63   337,819,002          6.82      0.75 - 2.35        7.65 - 8.33
                           2005 (a) 20,829,961 12.42 - 18.12   358,675,334          4.38      0.75 - 2.35      (2.82) - 0.78
MIST Van Kampen Mid Cap    2009      4,839,057 10.20 - 11.44    52,932,593            --      0.75 - 1.90      54.31 - 56.49
  Growth Sub-Account       2008 (a)  4,629,395   6.61 - 7.31    32,463,804          1.43      0.75 - 1.90  (47.75) - (47.14)
  (Commenced 11/7/2005)    2007 (a)  5,095,055 12.65 - 13.83    67,796,737            --      0.75 - 1.90      21.17 - 22.82
                           2006 (a)  5,605,210 10.44 - 11.26    61,083,520            --      0.75 - 1.90        6.31 - 7.75
                           2005 (a)    429,079  9.82 - 10.45     4,367,295            --      0.75 - 1.90        2.08 - 3.77
MIST Lord Abbett Mid Cap   2009      9,382,903 19.10 - 22.44   199,636,901          2.21      0.75 - 2.05      23.96 - 25.79
  Value Sub-Account        2008 (a)  9,920,843 15.59 - 17.87   168,788,065          0.62      0.75 - 1.95  (40.27) - (39.22)
                           2007 (a) 11,500,075 26.10 - 29.40   323,520,139          0.67      0.75 - 1.90    (1.29) - (0.17)
                           2006 (a) 11,694,557  26.44 -29.45   329,424,501          0.61      0.75 - 1.90      10.07 - 11.34
                           2005 (a) 13,116,959 24.02 - 26.45   333,411,150          0.51      0.75 - 1.90        6.14 - 7.26
MIST Oppenheimer Capital   2009     11,409,698   7.26 - 9.65    90,688,069            --      0.75 - 2.35      40.37 - 42.64
  Appreciation Sub-Account 2008 (a) 12,461,052   5.16 - 6.80    69,922,248          3.58      0.75 - 2.35  (47.19) - (46.54)
                           2007 (a) 14,330,363  9.77 - 12.72   150,767,163          0.02      0.75 - 2.35      11.66 - 12.87
                           2006 (a) 16,846,338  8.75 - 11.27   157,998,000          0.14      0.75 - 2.35        5.29 - 6.32
                           2005 (a) 18,017,916  8.31 - 10.60   160,675,692          0.02      0.75 - 2.35        2.34 - 3.41
MIST PIMCO Inflation       2009      6,189,735 12.17 - 13.54    79,015,035          3.36      0.75 - 2.35       9.41 - 16.53
  Protected Bond           2008 (a)  5,260,106 10.55 - 11.20    57,561,334          3.71      1.30 - 2.35    (9.05) - (8.12)
  Sub-Account              2007 (a)  5,615,838 11.60 - 12.19    67,120,476          2.22      1.30 - 2.35        8.21 - 9.43
                           2006 (a)  6,898,465 10.72 - 11.14    75,680,793          3.76      1.30 - 2.35    (1.92) - (0.98)
                           2005 (a)  7,650,667 10.93 - 11.25    85,052,693            --      1.30 - 2.35      (0.91) - 0.09
MIST Legg Mason Partners   2009      9,606,073   5.76 - 8.63    61,074,016          0.02      1.30 - 2.35      29.87 - 31.60
  Aggressive Growth        2008 (a) 10,488,614   4.43 - 6.56    50,957,029            --      1.30 - 2.35  (40.46) - (39.82)
  Sub-Account              2007 (a) 11,946,041  7.44 - 10.90    96,830,082          0.04      1.30 - 2.35        0.00 - 1.21
                           2006 (a) 14,937,113  7.44 - 10.77   120,777,818            --      1.30 - 2.35    (3.88) - (2.97)
                           2005 (a) 17,671,810  7.74 - 11.10   148,639,671            --      1.30 - 2.35      11.05 - 12.23
MIST PIMCO Total Return    2009     29,925,971 14.30 - 16.50   463,386,876          6.88      0.75 - 2.35      15.29 - 17.39
  Sub-Account              2008 (a) 23,369,511 12.39 - 14.06   308,644,622          3.77      0.75 - 2.35    (1.82) - (0.21)
                           2007 (a) 23,393,059 12.62 - 14.09   311,315,471          3.31      0.75 - 2.35        5.17 - 6.99
                           2006 (a) 29,038,127 12.00 - 13.17   363,923,770          2.60      0.75 - 2.35        2.21 - 3.86
                           2005 (a) 30,880,660 11.74 - 12.68   375,446,904          0.01      0.75 - 2.35        0.17 - 1.60

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- ------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -----------------
MIST RCM Technology         2009      2,129,052       5.12 - 5.53  11,419,520            --      1.30 - 2.35     55.30 - 56.92
  Sub-Account               2008 (a)  2,054,635       3.29 - 3.53   7,051,064         13.86      1.30 - 2.35 (45.71) - (45.10)
                            2007 (a)  2,312,361       6.06 - 6.43  14,509,987            --      1.30 - 2.35     28.66 - 29.90
                            2006 (a)  2,488,804       4.71 - 4.95  12,074,014            --      1.30 - 2.35       2.84 - 3.99
                            2005 (a)  2,758,763       4.58 - 4.76  12,919,201            --      1.30 - 2.35       8.79 - 9.43
MIST T. Rowe Price Mid Cap  2009      9,444,336       7.75 - 8.68  77,636,322            --      0.85 - 2.35     42.11 - 44.24
  Growth Sub-Account        2008 (a)  9,296,506       5.45 - 6.02  53,358,584          0.01      0.85 - 2.35 (41.08) - (40.28)
                            2007 (a) 10,687,089      9.25 - 10.08 103,384,374          0.04      0.85 - 2.35     15.05 - 15.20
                            2006 (a) 14,560,047       8.04 - 8.75 121,744,187            --      0.75 - 2.35       3.74 - 5.42
                            2005 (a) 17,011,750       7.75 - 8.30 136,057,200            --      0.85 - 2.35     12.16 - 13.70
MIST MFS Research           2009      9,683,890     12.29 - 19.45 138,034,495          3.20      0.75 - 2.35     28.50 - 30.81
  International Sub-Account 2008 (a) 10,212,094      9.56 - 14.87 112,943,686          2.02      0.75 - 2.35 (43.63) - (42.74)
                            2007 (a) 11,927,065     16.96 - 25.97 232,428,220          1.34      0.75 - 2.35     10.78 - 12.62
                            2006 (a) 14,756,259     15.31 - 23.06 257,648,316          1.76      0.75 - 2.35     23.77 - 25.87
                            2005 (a) 17,112,730     12.37 - 18.32 241,297,268          0.46      0.75 - 2.35     13.80 - 15.66
MIST Met/AIM Small Cap      2009      4,320,755      7.37 - 12.87  52,644,910            --      1.30 - 2.35     30.70 - 32.33
  Growth Sub-Account        2008 (a)  4,467,675       5.57 - 9.74  41,224,858            --      1.30 - 2.35 (39.54) - (39.46)
                            2007 (a)  5,114,915       9.2 - 16.11  78,214,603            --      1.30 - 2.35       9.67 - 9.92
                            2006 (a)  6,646,145      8.37 - 14.69  92,807,939            --      1.30 - 2.35     12.35 - 12.65
                            2005 (a)  8,380,872      7.45 - 13.04 103,661,135            --      1.30 - 2.35    (37.13) - 6.45
MIST Lazard Mid Cap         2009      3,546,544     12.00 - 13.72  45,027,303          1.26      0.75 - 2.35     33.58 - 35.98
  Sub-Account               2008 (a)  3,701,818      8.97 - 10.09  34,752,509          1.14      0.75 - 2.35 (39.68) - (38.66)
                            2007 (a)  4,161,801     14.87 - 16.45  64,124,977          0.21      0.75 - 2.35     (4.92) - 0.24
                            2006 (a)  2,219,047     15.64 - 16.41  35,741,271          0.31      1.30 - 2.35     12.11 - 13.17
                            2005 (a)  2,480,071     13.95 - 14.50  35,413,812          0.06      1.30 - 2.35       5.68 - 6.70
MIST Harris Oakmark         2009      4,066,421     16.20 - 17.50  69,004,535          8.00      1.30 - 2.35     51.46 - 53.06
  International Sub-Account 2008 (a)  4,450,252     10.69 - 11.43  49,536,167          1.65      1.30 - 2.35 (42.18) - (41.65)
                            2007 (a)  5,352,399     18.49 - 19.59 102,515,741          0.82      1.30 - 2.35   (3.35) - (2.39)
                            2006 (a)  6,343,787     19.13 - 20.07 125,023,502          2.59      1.30 - 2.35     26.02 - 27.19
                            2005 (a)  6,990,285     15.18 - 15.78 108,650,758            --      1.30 - 2.35     11.70 - 12.55
MIST Third Avenue Small Cap 2009      3,942,016     14.06 - 16.80  58,216,200          1.17      1.30 - 2.35     23.51 - 25.05
  Value Sub-Account         2008 (a)  4,169,845     11.38 - 13.43  49,514,631          0.77      1.30 - 2.35 (31.36) - (30.67)
                            2007 (a)  4,918,512     16.58 - 19.37  84,610,267          1.01      1.30 - 2.35   (5.20) - (4.16)
                            2006 (a)  6,053,586     17.49 - 20.21 109,111,602          0.45      1.30 - 2.35     10.63 - 11.78
                            2005 (a)  6,516,638     15.81 - 18.08 105,658,980          1.02      1.30 - 2.35     12.93 - 25.73
MIST Clarion Global Real    2009      2,963,807     11.80 - 18.36  37,898,569          3.27      0.75 - 2.35     31.61 - 33.73
  Estate Sub-Account        2008 (a)  3,017,825      8.97 - 13.78  29,173,555          1.77      0.75 - 2.35 (43.01) - (42.37)
                            2007 (a)  3,287,188     15.74 - 23.91  55,513,786          0.92      1.30 - 2.35 (17.03) - (15.99)
                            2006 (a)  4,407,334     18.97 - 28.46  89,357,488          1.10      0.75 - 2.35     34.44 - 35.98
                            2005 (a)  5,455,825     14.11 - 20.93  82,092,024            --      1.30 - 2.35     10.84 - 62.63
MIST Turner Mid Cap Growth  2009      1,004,871     10.96 - 11.63  11,434,181            --      1.30 - 2.35     43.76 - 45.27
  Sub-Account               2008 (a)  1,062,658       7.62 - 8.01   8,353,014            --      1.30 - 2.35 (49.50) - (48.95)
                            2007 (a)  1,063,472     15.09 - 15.69  16,438,209            --      1.30 - 2.35     20.79 - 21.20
                            2006 (a)  1,083,958     12.45 - 12.99  13,724,618            --      0.75 - 2.35       3.66 - 5.44
                            2005 (a)  1,116,484     12.01 - 12.32  13,554,957            --      1.30 - 2.35      8.79 - 10.39

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------- ------------------------------------------------
                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO         LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ---------------- -----------------
MIST Goldman Sachs Mid Cap 2009       1,482,733 12.01 - 12.74    18,467,822          1.23      1.30 - 2.35     29.24 - 30.59
  Value Sub-Account        2008 (a)   1,740,044   9.29 - 9.76    16,667,850          0.79      1.30 - 2.35 (37.57) - (36.91)
                           2007 (a)   2,337,423 14.88 - 15.47    35,621,417          0.50      1.30 - 2.35       0.32 - 0.68
                           2006 (a)   2,736,800 14.78 - 15.42    41,159,309            --      0.75 - 2.35     13.00 - 14.99
                           2005 (a)   2,355,034 13.08 - 13.41    31,132,486          0.75      1.30 - 2.35      9.92 - 11.56
MIST MetLife Defensive     2009      28,585,107 10.52 - 11.43   313,812,189          2.86      0.75 - 2.35     20.05 - 22.00
  Strategy Sub-Account     2008 (a)  20,521,525   8.77 - 9.37   185,501,306          1.37      0.75 - 2.35 (22.46) - (21.26)
                           2007 (a)  13,466,221  11.31 - 11.9   155,633,594          1.80      0.75 - 2.35       3.48 - 5.12
                           2006 (a)   8,987,324 10.93 - 11.32    99,545,376          0.01      0.75 - 2.35       6.12 - 8.53
                           2005 (a)   6,770,421 10.30 - 10.43    70,238,609          1.00      1.30 - 2.35       1.98 - 3.17
MIST MetLife Moderate      2009      61,993,623 10.44 - 11.34   677,808,153          3.26      0.75 - 2.35     23.16 - 25.14
  Strategy Sub-Account     2008 (a)  48,839,803   8.48 - 9.06   427,462,530          1.76      0.75 - 2.35 (28.07) - (26.99)
                           2007 (a)  42,566,117 11.79 - 12.41   513,086,976          1.92      0.75 - 2.35       3.69 - 5.44
                           2006 (a)  30,633,764 11.37 - 11.77   352,997,887          0.01      0.75 - 2.35      7.67 - 10.10
                           2005 (a)  24,056,245 10.56 - 10.69   255,793,032          1.27      1.30 - 2.35       3.33 - 4.50
MIST MetLife Balanced      2009     174,627,957  9.17 - 11.02 1,859,813,329            --      0.75 - 2.35     25.35 - 27.39
  Strategy Sub-Account     2008 (a) 147,575,188   7.24 - 8.65 1,235,764,079          4.74      0.75 - 2.35 (40.51) - (32.42)
                           2007 (a) 108,579,992 12.17 - 12.80 1,351,960,548          1.63      0.75 - 2.35       2.44 - 4.07
                           2006 (a)  84,474,973 11.88 - 12.30 1,017,603,786          0.01      0.75 - 2.35      9.39 - 11.92
                           2005 (a)  67,089,826 10.86 - 10.99   733,944,943          1.21      1.30 - 2.35       4.62 - 5.67
MIST MetLife Growth        2009     146,128,352  8.71 - 10.73 1,507,800,031            --      0.75 - 2.35     27.08 - 29.13
  Strategy Sub-Account     2008 (a) 144,681,997   6.79 - 8.31 1,162,467,001          3.45      0.75 - 2.35 (46.99) - (38.31)
                           2007 (a) 113,819,021 12.81 - 13.47 1,490,758,177          1.14      0.75 - 2.35       2.23 - 3.86
                           2006 (a)  86,235,904 12.53 - 12.97 1,095,379,617          0.01      0.75 - 2.35     10.98 - 13.47
                           2005 (a)  65,565,303 11.29 - 11.43   745,531,663          1.13      1.30 - 2.35       6.61 - 7.63
MIST MetLife Aggressive    2009      18,139,859  8.52 - 10.45   181,304,081            --      0.75 - 2.35     29.56 - 31.65
  Strategy Sub-Account     2008 (a)  20,155,167   6.51 - 7.93   154,286,175          3.21      0.75 - 2.35 (49.30) - (41.30)
                           2007 (a)  10,317,659 12.84 - 13.51   135,143,577          1.32      0.75 - 2.35       0.47 - 2.12
                           2006 (a)  12,901,646 12.78 - 13.23   167,065,230          0.01      0.75 - 2.35     11.03 - 13.56
                           2005 (a)  12,764,950 11.51 - 11.65   147,979,753          0.87      1.30 - 2.35       7.77 - 8.78
MIST Van Kampen Comstock   2009       9,148,538   8.70 - 9.37    84,373,555          2.32      0.75 - 2.35     23.63 - 25.61
  Sub-Account              2008 (a)   7,709,294   7.03 - 7.46    56,710,624          1.74      0.75 - 2.35 (37.46) - (36.40)
  (Commenced 5/1/2005)     2007 (a)   7,546,887 11.24 - 11.73    87,557,507          1.33      0.75 - 2.35   (4.75) - (3.22)
                           2006 (a)   7,304,906 11.80 - 12.12    87,866,679            --      0.75 - 2.35     13.35 - 15.21
                           2005 (a)   3,903,026 10.41 - 10.52    40,924,550          2.72      0.75 - 2.20       4.12 - 5.21
MIST SSgA Growth ETF       2009       3,535,741  9.77 - 10.28    35,260,685          1.73      0.75 - 1.95     26.60 - 28.99
  Sub-Account              2008 (a)   2,631,694   7.73 - 7.88    20,650,547          1.49      1.30 - 1.90 (34.27) - (33.89)
  (Commenced 9/30/2005)    2007 (a)   3,155,142 11.76 - 11.92    37,480,218            --      1.30 - 1.90       3.70 - 4.29
                           2006 (a)   2,600,162 11.34 - 11.43    29,676,214          1.54      1.30 - 1.90     11.61 - 12.39
                           2005 (a)     824,536 10.16 - 10.17     8,383,821          3.11      1.30 - 1.65       1.60 - 1.70
MIST SSgA Growth and       2009       7,874,421 10.20 - 10.85    83,204,629          1.93      0.75 - 2.20     22.17 - 24.32
  Income ETF Sub-Account   2008 (a)   5,706,322   8.39 - 8.60    48,880,309          1.81      1.30 - 2.05 (26.85) - (26.05)
  (Commenced 9/30/2005)    2007 (a)   5,057,639 11.47 - 11.63    58,631,882            --      1.30 - 1.90       3.43 - 4.12
                           2006 (a)   2,418,949 11.09 - 11.17    26,990,296          2.21      1.30 - 1.90      9.58 - 10.27
                           2005 (a)     411,841 10.12 - 10.13     4,171,663          2.73      1.30 - 1.90       1.20 - 1.30

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------- ------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                          LOWEST TO         NET        INCOME        LOWEST TO         LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                       ---------- ----------------- ----------- ------------- ---------------- -----------------
MIST Legg Mason Value         2009      3,602,247       6.06 - 6.46  22,626,264          1.58      0.85 - 2.35     34.76 - 36.82
  Equity Sub-Account          2008 (a)  3,449,785       4.50 - 4.72  15,945,504          0.02      0.85 - 2.35 (55.67) - (55.00)
  (Commenced 11/7/2005)       2007 (a)  3,093,759     10.15 - 10.49  31,983,344            --      0.85 - 2.35   (8.14) - (6.76)
                              2006 (a)  4,035,072     11.05 - 11.25  45,010,865            --      0.75 - 2.35       4.15 - 5.83
                              2005 (a)     31,606     10.61 - 10.63     335,617            --      1.55 - 1.90   (1.35) - (1.34)
MIST Pioneer Fund             2009      7,155,477      9.40 - 18.29  95,301,242          0.10      0.75 - 2.05     21.55 - 27.31
  Sub-Account                 2008 (a)    103,010     12.72 - 14.88   1,497,978          0.75      0.75 - 1.80 (34.06) - (33.33)
  (Commenced 5/1/2006)        2007 (a)     32,107     19.29 - 22.32     693,986          0.77      0.75 - 1.80       4.20 - 4.50
                              2006 (a)     18,039     18.46 - 21.42     374,110            --      0.75 - 1.90     13.75 - 15.06
MIST Pioneer Strategic Income 2009        243,858     21.60 - 25.31   5,986,626          4.86      0.75 - 1.90     30.59 - 32.09
  Sub-Account                 2008 (a)    167,799     16.54 - 19.16   3,108,979          6.24      0.75 - 1.90 (13.58) - (11.42)
  (Commenced 5/1/2006)        2007 (a)     83,140     19.14 - 21.63   1,731,210          0.61      0.75 - 1.80       5.87 - 6.04
                              2006 (a)     19,432     18.05 - 20.43     384,108         11.76      0.75 - 1.90       4.31 - 5.51
MIST MFS Emerging Markets     2009      5,035,625      9.96 - 18.32  53,586,138          1.59      0.75 - 2.35     65.01 - 67.70
  Equity Sub-Account          2008 (a)  3,919,168      6.03 - 10.98  25,433,250          0.65      0.75 - 2.35 (56.59) - (22.35)
  (Commenced 5/1/2006)        2007 (a)    540,737     13.89 - 14.14   7,597,011          0.08      1.30 - 2.35     33.43 - 34.80
                              2006 (a)  1,181,075     10.41 - 10.49  12,331,170          2.44      1.30 - 2.35       4.22 - 5.02
MIST Loomis Sayles Global     2009        899,578     10.47 - 10.88   9,662,261          2.06      1.30 - 2.35     37.54 - 39.00
  Markets Sub-Account         2008 (a)    825,508       7.61 - 7.83   6,398,758          4.84      1.30 - 2.35 (40.69) - (40.05)
  (Commenced 5/1/2006)        2007 (a)  1,117,036     12.83 - 13.06  14,427,765            --      1.30 - 2.35     24.93 - 26.18
                              2006 (a)     49,825     10.27 - 10.35     513,863          1.50      1.30 - 2.35       2.82 - 3.61
MIST Rainier Large Cap        2009        723,558       6.82 - 6.98   5,008,659          0.90      1.30 - 2.35     20.41 - 21.65
  Equity Sub-Account          2008 (a)    786,871       5.67 - 5.74   4,494,341            --      1.30 - 2.35 (43.13) - (42.48)
  (Commenced 11/12/2007)      2007 (a)    115,191       9.97 - 9.98   1,149,630          0.07      1.40 - 2.05   (0.27) - (0.16)
MIST American Funds Growth    2009      3,506,399       7.78 - 7.90  27,597,870            --      1.30 - 2.25     35.80 - 37.09
  Sub-Account                 2008 (a)  1,497,798       5.73 - 5.76   8,616,099          6.86      1.30 - 2.15 (42.63) - (42.33)
  (Commenced 4/28/2008)
MIST American Funds           2009     22,597,437       8.81 - 8.96 201,424,344            --      1.30 - 2.25     26.44 - 27.65
  Balanced Allocation         2008 (a) 11,983,365       6.97 - 7.02  83,902,184          6.73      1.30 - 2.20 (30.35) - (29.86)
  Sub-Account
  (Commenced 4/28/2008)
MIST American Funds Bond      2009      1,763,742       9.76 - 9.92  17,394,037            --      1.30 - 2.25      9.63 - 10.67
  Sub-Account                 2008 (a)    592,698       8.90 - 8.96   5,299,000          9.75      1.30 - 2.20 (11.33) - (10.74)
  (Commenced 4/28/2008)
MIST American Funds Growth    2009     23,471,136       8.29 - 8.42 196,705,615            --      1.30 - 2.20     31.11 - 32.31
  Allocation Sub-Account      2008 (a) 14,440,596       6.32 - 6.36  91,710,588          7.03      1.30 - 2.20 (36.78) - (36.39)
  (Commenced 4/28/2008)
MIST American Funds           2009      1,794,269       8.40 - 8.53  15,224,548            --      1.30 - 2.20     39.44 - 40.72
  International Sub-Account   2008 (a)    935,627       6.02 - 6.06   5,658,082         11.67       1.30- 2.15 (40.33) - (39.93)
  (Commenced 4/28/2008)
MIST American Funds           2009     13,452,576       9.23 - 9.37 125,390,131            --      1.30 - 2.20     20.71 - 21.79
  Moderate Allocation         2008 (a)  6,585,179       7.64 - 7.69  50,537,984          7.53      1.30 - 2.20 (23.73) - (23.24)
  Sub-Account
  (Commenced 4/28/2008)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                      ---------------------------------------- ------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO         LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                      ---------- ----------------- ----------- ------------- ---------------- -----------------
MIST BlackRock High Yield    2009        517,570     16.35 - 19.84   9,210,269          4.10      0.75 - 2.20     29.21 - 44.75
  Sub-Account                2008         58,901     11.75 - 12.73     717,110            --      1.30 - 1.95 (25.48) - (25.16)
  (Commenced 4/28/2008)
MIST Dreman Small Cap        2009        296,874     12.21 - 12.89   3,801,580          0.66      0.75 - 1.90     26.34 - 27.81
  Value Sub-Account          2008         79,596      9.75 - 10.08     798,756            --      0.75 - 1.65 (26.01) - (24.31)
  (Commenced 4/28/2008)
MIST Met/Templeton Growth    2009      1,004,927       8.52 - 8.69   8,707,599          0.02      0.75 - 1.90     30.12 - 31.63
  Sub-Account                2008        355,286       6.56 - 6.60   2,341,967          1.00      0.75 - 1.65 (34.39) - (33.99)
  (Commenced 4/28/2008)
MIST Met/Franklin Mutual     2009      7,563,677       8.01 - 8.22  61,898,072            --      0.75 - 2.25     22.10 - 23.95
  Shares Sub-Account         2008 (a)  1,891,505       6.57 - 6.63  12,517,180          6.17      0.75 - 2.05 (34.29) - (33.69)
  (Commenced 4/28/2008)
MIST Met/Franklin Templeton  2009     15,445,257       8.80 - 9.02 138,383,715            --      0.75 - 2.20     25.75 - 27.60
  Founding Strategy          2008 (a)  7,133,612       6.99 - 7.07  50,236,249          3.69      0.75 - 2.20 (30.08) - (29.29)
  Sub-Account
  (Commenced 4/28/2008)
MIST Met/Templeton           2009         18,597     10.88 - 10.90     202,561            --      1.30 - 1.60       8.80 - 9.00
  International Bond
  Sub-Account
  (Commenced 5/4/2009)
MIST BlackRock Large Cap     2009         85,136       7.99 - 9.15     768,673            --      0.75 - 1.90     22.54 - 23.49
  Core Sub-Account
  (Commenced 5/4/2009)
Russell Multi-Style Equity   2009      1,105,777     10.87 - 10.91  12,025,654          1.37             1.40     29.57 - 29.58
  Sub-Account                2008 (a)  1,237,353       8.39 - 8.42  10,385,186          1.44             1.40 (41.41) - (41.41)
                             2007 (a)  1,428,724     14.32 - 14.37  20,462,457          1.02             1.40       8.81 - 8.86
                             2006 (a)  2,005,339     13.16 - 13.20  26,394,335          0.99             1.40     11.11 - 11.24
                             2005 (a)  2,773,737     11.83 - 11.88  32,837,274          1.13             1.40       5.60 - 5.72
Russell Aggressive Equity    2009        224,440     11.25 - 11.28   2,525,303          0.53             1.40     29.56 - 29.58
  Sub-Account                2008 (a)    252,148       8.68 - 8.71   2,189,608          0.83             1.40 (43.75) - (43.70)
                             2007 (a)    287,672     15.43 - 15.47   4,438,500          0.36             1.40       1.98 - 1.98
                             2006 (a)    379,186     15.13 - 15.17   5,737,442          0.17             1.40     13.21 - 13.25
                             2005 (a)    546,519     13.36 - 13.40   7,305,144          0.17             1.40       4.77 - 4.87
Russell Non-U.S. Sub-Account 2009        428,978     13.35 - 13.40   5,726,361          2.86             1.40     24.73 - 24.77
                             2008 (a)    476,105     10.70 - 10.74   5,095,400            --             1.40 (43.21) - (43.20)
                             2007 (a)    539,542     18.84 - 18.91  10,169,916          2.38             1.40       8.55 - 8.59
                             2006 (a)    727,082     17.35 - 17.42  12,622,002          2.18             1.40     21.90 - 21.93
                             2005 (a)  1,014,860     14.23 - 14.29  14,450,291          1.60             1.40     11.90 - 12.05
Russell Core Bond            2009        741,772     16.34 - 16.40  12,121,192          4.69             1.40     14.20 - 14.27
  Sub-Account                2008 (a)    857,970     14.30 - 14.36  12,276,054          3.93             1.40   (4.92) - (4.90)
                             2007 (a)  1,038,251     15.04 - 15.10  15,623,585          5.14             1.40       5.69 - 5.74
                             2006 (a)  1,179,996     14.23 - 14.28  16,792,724          4.39             1.40       2.29 - 2.30
                             2005 (a)  1,562,138     13.91 - 13.96  21,737,305          3.49             1.40       0.58 - 0.79

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                           LOWEST TO         NET        INCOME        LOWEST TO         LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                        ---------- ----------------- ----------- ------------- ---------------- -----------------
Russell Real Estate Securities 2009         62,444     22.67 - 22.69   1,415,749          4.69             1.40             27.15
  Sub-Account                  2008 (a)     71,152     17.83 - 17.85   1,268,735          1.91             1.40 (37.64) - (37.57)
                               2007 (a)     79,175     28.56 - 28.59   2,261,419          2.21             1.40 (17.03) - (17.02)
                               2006 (a)    100,713     34.42 - 34.46   3,467,172          1.87             1.40     33.93 - 33.98
                               2005 (a)    139,351     25.70 - 25.72   3,581,368          2.06             1.40     11.39 - 11.40
AIM V.I. International Growth  2009        461,755     10.54 - 23.57   7,800,513          1.43      0.85 - 1.90     32.37 - 34.11
  Sub-Account                  2008 (a)    522,812      7.86 - 17.70   6,611,909          0.45      0.85 - 1.90 (41.29) - (40.86)
                               2007 (a)    698,903     13.29 - 30.15  14,979,874          0.39      0.85 - 1.90     12.92 - 13.69
                               2006 (a)    924,763     11.69 - 26.70  17,825,201          1.04      0.85 - 1.90     26.24 - 27.20
                               2005 (a)    979,182      9.19 - 21.15  14,708,223          0.79      0.85 - 1.90     16.14 - 16.92
DWS Government & Agency        2009         57,534     15.56 - 16.11     922,516          4.59      1.40 - 1.80       6.16 - 6.58
  Securities Sub-Account       2008 (a)     65,564     14.65 - 15.11     986,993          4.67      1.40 - 1.80       3.02 - 3.42
                               2007 (a)     84,293     14.22 - 14.61   1,227,432          5.26      1.40 - 1.80       4.02 - 4.51
                               2006 (a)    111,952     13.67 - 13.98   1,561,287          3.75      1.40 - 1.80        2.32 -2.72
                               2005 (a)    149,236     13.36 - 13.61   2,027,123          4.19      1.40 - 1.80       0.91 - 1.11
MSF Davis Venture Value        2009     17,270,503     10.86 - 33.53 226,832,922          1.38      0.75 - 2.35     28.77 - 30.84
  Sub-Account                  2008 (a) 17,609,616      8.43 - 25.63 172,632,119          1.20      0.75 - 2.35 (40.76) - (39.91)
                               2007 (a) 19,481,732     14.23 - 42.65 313,091,114          0.67      0.75 - 2.35       2.08 - 3.65
                               2006 (a) 23,919,186     13.94 - 41.15 367,231,829          0.71      0.75 - 2.35     11.88 - 13.55
                               2005 (a) 25,537,111     12.46 - 36.24 339,929,005          0.52      0.75 - 2.35       7.69 - 9.22
MSF Met/Artisan Mid Cap        2009      3,600,989     11.41 - 12.34  42,984,311          0.83      1.30 - 2.35     37.92 - 39.37
  Value Sub-Account            2008 (a)  3,947,813       8.27 - 8.85  33,953,721          0.04      1.30 - 2.35 (47.29) - (46.85)
                               2007 (a)  4,602,845     15.69 - 16.65  74,782,741          0.34      1.30 - 2.35   (9.20) - (8.31)
                               2006 (a)  5,520,748     17.28 - 18.16  98,208,152          0.09      1.30 - 2.35      9.71 - 10.73
                               2005 (a)  6,159,853     15.75 - 16.40  99,359,059            --      1.30 - 2.35       7.29 - 8.25
MSF Jennison Growth            2009      5,323,714      4.70 - 13.31  56,317,673            --      0.75 - 2.35     36.32 - 38.52
  Sub-Account                  2008 (a)  5,593,496       3.41 - 9.62  42,901,376          2.21      0.75 - 2.35 (37.43) - (37.04)
                               2007 (a)  6,410,062      5.45 - 15.28  78,433,753          0.19      0.75 - 2.35      9.88 - 10.40
                               2006 (a)  8,294,949      4.96 - 13.84  93,131,658            --      0.75 - 2.35       1.22 - 1.69
                               2005 (a)  8,723,191      4.90 - 13.61  96,595,158            --      0.75 - 2.35   (52.15) - 29.25
MSF MFS Total Return           2009      3,547,041     11.44 - 47.56  91,620,811          3.89      0.75 - 1.90     16.08 - 17.42
  Sub-Account                  2008 (a)  3,343,530      9.85 - 40.51  67,457,508          3.39      0.75 - 1.90 (23.70) - (22.93)
                               2007 (a)  3,681,888     12.91 - 52.56  93,367,022          1.94      0.75 - 1.90       2.22 - 3.34
                               2006 (a)  3,830,369     12.63 - 50.86  90,669,236          3.25      0.75 - 1.90      9.92 - 11.10
                               2005 (a)  3,580,798     11.49 - 45.78  70,783,193          1.45      0.75 - 1.90       1.06 - 2.07
MSF Artio International Stock  2009        483,148      8.51 - 14.52   6,592,339          0.39      0.85 - 1.90     19.59 - 20.86
  Sub-Account                  2008 (a)    458,361      7.07 - 12.02   5,203,943          2.82      0.85 - 1.90 (44.89) - (44.68)
                               2007 (a)    481,397     12.83 - 21.73   9,945,485          0.83      0.85 - 1.80       8.82 - 9.14
                               2006 (a)    710,859     11.79 - 19.91  13,558,225          1.26      0.75 - 1.90     14.91 - 15.22
                               2005 (a)    943,324     10.26 - 17.28  15,739,814          0.45      0.85 - 1.90     16.33 - 16.52
MSF BlackRock Money            2009     16,896,220      9.99 - 11.37 178,892,462          0.29      0.75 - 2.35   (2.07) - (0.43)
  Market Sub-Account           2008 (a) 22,607,243      10.19 -11.42 242,294,762          2.49      0.75 - 2.35       0.30 - 1.78
                               2007 (a) 11,746,997     10.16 - 11.22 124,576,999          4.74      0.75 - 2.35       2.52 - 4.08
                               2006 (a) 10,461,935      9.91 - 10.78 107,373,342          4.57      0.75 - 2.35       2.16 - 3.75
                               2005 (a)  6,882,058      9.70 - 10.39  68,658,182          2.84      0.75 - 2.35     (2.12) - 3.80

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------- ------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                       LOWEST TO         NET        INCOME        LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                     --------- ----------------- ----------- ------------- ---------------- -----------------
MSF MetLife Stock Index         2009 3,098,322      7.97 - 10.64  32,030,625          2.43      1.30 - 2.20     23.18 - 24.54
  Sub-Account               2008 (a) 3,163,371       6.40 - 8.56  26,361,067          1.69      1.30 - 2.25 (38.06) - (37.92)
                            2007 (a) 3,427,382     10.31 - 13.82  46,246,210          0.87      1.30 - 2.25       3.60 - 3.83
                            2006 (a) 3,781,356      9.93 - 13.34  49,359,393          1.74      1.30 - 2.35     13.73 - 13.88
                            2005 (a) 4,052,531      8.72 - 11.73  46,634,634          1.35      1.30 - 2.25    (21.16) - 2.89
MSF BlackRock Bond Income   2009     1,093,871     43.49 - 58.89  59,758,262          6.04      0.75 - 1.90       7.13 - 8.37
  Sub-Account               2008 (a)   712,480     40.59 - 54.34  35,026,887          4.80      0.75 - 1.90   (5.49) - (4.38)
                            2007 (a)   614,622     42.95 - 56.83  31,050,459          2.88      0.75 - 1.90       4.02 - 5.22
                            2006 (a)   839,752     41.29 - 54.01  39,423,395          5.12      0.75 - 1.90       2.18 - 3.35
                            2005 (a)   742,588     40.41 - 52.26  33,800,428          3.33      0.75 - 1.90      0.25 - 10.58
MSF BlackRock Strategic     2009       122,821     13.02 - 13.78   1,665,321          0.81      1.30 - 1.90     10.71 - 11.37
  Value Sub-Account         2008 (a)   143,291     11.76 - 12.38   1,744,619          0.22      1.30 - 1.90 (39.72) - (39.34)
                            2007 (a)   136,088     19.51 - 20.41   2,740,652          0.06      1.30 - 1.90   (8.27) - (5.52)
                            2006 (a)   165,231      20.65 -22.25   3,507,765          0.08      0.75 - 1.90     14.28 - 15.58
                            2005 (a)   252,827     18.07 - 19.25   4,675,432            --      1.30 - 1.90       1.98 - 3.16
MSF Loomis Sayles Small Cap 2009     1,686,737       7.92 - 8.75  14,181,458            --      0.75 - 1.90     27.23 - 28.71
  Growth Sub-Account        2008 (a) 1,480,050       6.22 - 6.80   9,662,816            --      0.75 - 1.90 (42.46) - (41.73)
                            2007 (a) 1,285,945     10.81 - 11.67  14,387,433            --      0.75 - 1.90       2.37 - 5.99
                            2006 (a) 2,102,402     10.56 - 11.01  22,759,672            --      1.30 - 1.90       7.65 - 8.47
                            2005 (a) 2,008,459      9.81 - 10.15  20,118,079            --      1.30 - 1.90       2.40 - 3.26
MSF Western Asset           2009       257,500     21.64 - 23.82   5,903,288          6.65      1.30 - 1.80     29.54 - 30.39
  Management Strategic Bond 2008 (a)   264,015     16.47 - 18.27   4,656,112          4.14      1.30 - 1.90 (16.82) - (16.19)
  Opportunities Sub-Account 2007 (a)   310,095     19.80 - 21.80   6,528,029          2.47      1.30 - 1.90     (2.59) - 1.75
                            2006 (a)   338,883     19.46 - 22.38   6,982,324          4.83      0.75 - 1.90       2.85 - 4.04
                            2005 (a)   377,948     18.92 - 21.51   7,541,647          3.05      0.75 - 1.90       0.80 - 1.80
MSF Western Asset           2009       808,057     14.80 - 16.96  12,961,674          4.31      1.30 - 2.20       1.82 - 2.73
  Management                2008 (a)   539,471     14.53 - 16.51   8,423,627          3.14      1.30 - 2.20   (3.33) - (1.78)
  U.S. Government           2007 (a)   206,296     15.03 - 16.81   3,282,714          1.74      1.30 - 2.15     (2.83) - 4.30
  Sub-Account               2006 (a)    79,186     14.41 - 17.30   1,216,697          1.13      0.85 - 2.35       1.48 - 3.04
                            2005 (a)     6,596     14.20 - 16.79     100,814            --      1.55 - 2.15   (0.60) - (0.20)
MSF T. Rowe Price Small Cap 2009       642,589     12.81 - 15.04   8,843,239          0.18      0.85 - 1.90     36.02 - 37.79
  Growth Sub-Account        2008 (a)   702,633      9.41 - 10.91   7,075,202            --      0.85 - 1.90 (37.56) - (36.75)
                            2007 (a)   787,100     15.07 - 17.25  12,612,119            --      0.85 - 1.90      8.97 - 55.84
                            2006 (a)   970,926      9.67 - 15.83  13,619,035            --      0.75 - 1.90       2.99 - 3.42
                            2005 (a) 1,126,101      9.35 - 15.37  15,365,264            --      0.85 - 1.90       5.17 - 9.79
MSF T. Rowe Price Large Cap 2009     4,174,670      11.6 - 13.35  51,232,142          0.39      0.85 - 1.90     40.34 - 42.23
  Growth Sub-Account        2008 (a) 4,614,190       8.27 - 9.39  40,130,482          0.35      0.85 - 1.90 (43.08) - (42.36)
                            2007 (a) 5,178,163     14.53 - 16.29  78,721,827          0.24      0.85 - 1.90       7.15 - 8.46
                            2006 (a) 8,833,877     13.56 - 15.02 124,580,505          0.20      0.75 - 1.90   (72.89) - 15.31
                            2005 (a) 5,361,513     11.76 - 55.40  69,935,400          0.42      0.85 - 1.90       3.43 - 4.00
MSF Oppenheimer Global      2009     1,009,176     15.33 - 17.77  17,331,575          2.19      0.75 - 1.90     37.17 - 38.75
  Equity Sub-Account        2008 (a)   955,438      11.17 - 12.8  11,822,022          1.87      0.75 - 1.90 (41.70) - (41.01)
                            2007 (a)   995,160     19.16 - 21.70  20,903,698          0.87      0.75 - 1.90       4.24 - 5.44
                            2006 (a)   921,548     18.38 - 20.58  18,419,227          2.03      0.75 - 1.90     14.16 - 15.49
                            2005 (a)   331,498     16.10 - 17.82   5,746,030            --      0.75 - 1.90     16.73 - 17.62

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- ------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                     --------- ----------------- ---------- ------------- ---------------- -----------------
MSF MFS Value               2009       962,018     12.52 - 14.28 13,534,623            --      0.75 - 1.90     18.31 - 19.68
  Sub-Account               2008 (a)   194,021     10.69 - 11.93  2,284,892            --      0.75 - 1.80 (30.45) - (29.95)
  (Commenced 4/28/2008)
MSF - Met/Dimensional       2009        83,514     14.14 - 14.37  1,187,763            --      0.75 - 2.15     39.51 - 40.87
  International Small       2008         3,592     10.13 - 10.14     36,397            --      1.30 - 1.80       0.43 - 0.50
  Company Sub-Account
  (Commenced 11/10/2008)
MSF Barclays Capital        2009       100,819     13.65 - 15.09  1,430,073            --      1.30 - 2.20       2.24 - 2.86
  Aggregate Bond Index
  Sub-Account
  (Commenced 5/4/2009)
MSF Van Eck Global Natural  2009        26,708     14.71 - 14.80    394,811            --      1.30 - 1.85     35.32 - 35.82
  Resources Sub-Account
  (Commenced 5/4/2009)
MSF MetLife Mid Cap Stock   2009        39,029     12.80 - 13.94    521,712            --      1.30 - 2.20     28.37 - 29.16
  Index Sub-Account
  (Commenced 5/4/2009)
MSF Morgan Stanley EAFE     2009        40,712     10.94 - 12.03    467,108            --      1.30 - 2.15     34.49 - 35.25
  Index Sub-Account
  (Commenced 5/4/2009)
MSF Russell 2000 Index      2009        35,011     12.95 - 13.77    470,933            --      1.60 - 2.15     25.90 - 26.37
  Sub-Account
  (Commenced 5/4/2009)
MSF BlackRock Legacy        2009     4,337,851      1.14 - 30.72  9,259,728            --      0.75 - 1.80     29.20 - 30.09
  Large Cap Growth
  Sub-Account
  (Commenced 5/4/2009)
Putnam VT Growth and        2009       822,668     10.13 - 47.53  9,603,743          2.99      0.75 - 1.90     27.37 - 28.84
  Income Sub-Account        2008 (a)   916,358      7.95 - 36.89  8,450,395          2.46      0.75 - 1.90 (39.77) - (39.16)
                            2007 (a) 1,097,543     13.20 - 60.63 16,888,717          1.55      0.75 - 1.90   (7.69) - (6.74)
                            2006 (a) 1,394,207     14.30 - 65.01 22,605,923          1.77      0.75 - 1.90     13.85 - 15.04
                            2005 (a) 1,735,641     12.56 - 56.51 23,946,972          1.76      0.75 - 1.90       3.29 - 4.32
Putnam VT Vista Sub-Account 2009       226,379      9.69 - 12.29  2,324,696          0.14      1.30 - 1.90     36.14 - 37.16
                            2008 (a)   239,608       7.11 - 8.97  1,789,463            --      1.30 - 1.90 (46.50) - (46.26)
                            2007 (a)   278,038     13.29 - 16.69  3,857,469            --      1.30 - 1.90       1.92 - 2.46
                            2006 (a)   394,784     13.04 - 16.29  5,337,938            --      1.30 - 1.90       3.57 - 4.09
                            2005 (a)   508,779     12.59 - 15.65  6,598,226            --      1.30 - 1.90     10.15 - 10.76
Putnam VT Equity Income     2009     2,012,929     13.58 - 14.66 29,027,593          1.12      0.75 - 1.90     25.06 - 26.49
  Sub-Account               2008 (a) 2,461,774     10.86 - 11.59 28,131,216          1.97      0.75 - 1.90 (32.42) - (31.66)
                            2007 (a) 2,881,290     16.07 - 16.96 48,287,206          1.30      0.75 - 1.90       1.26 - 2.42
                            2006 (a) 2,675,206     15.87 - 16.56 43,870,910          1.07      0.75 - 1.90     16.61 - 17.95
                            2005 (a) 1,969,316     13.61 - 14.04 27,431,491          0.82      0.75 - 1.90       3.50 - 4.70

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------- ------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)       HIGHEST (%)
                                      --------- ----------------- ---------- ------------- ---------------- -----------------
FTVIPT Templeton Growth      2009       867,706     12.46 - 16.11 12,652,485          3.20      0.75 - 1.90     28.64 - 30.23
  Securities Sub-Account     2008 (a)   987,740      9.57 - 12.44 11,101,988          1.85      0.75 - 1.90 (42.94) - (42.63)
                             2007 (a)   999,429     16.68 - 21.80 19,723,717          1.32      0.75 - 1.90       1.11 - 1.71
                             2006 (a)   597,433     16.40 - 21.56 11,688,019          1.12      0.75 - 1.90     20.51 - 21.12
                             2005 (a)   284,392     13.54 - 17.89  4,759,773          1.18      0.85 - 1.80       7.45 - 8.15
FTVIPT Templeton Foreign     2009     2,349,812     12.40 - 31.17 34,089,823          3.41      0.85 - 1.90     34.47 - 36.18
  Securities Sub-Account     2008 (a) 2,562,516      9.21 - 23.04 27,442,793          2.43      0.85 - 1.90 (41.45) - (41.15)
                             2007 (a) 3,066,952     15.73 - 39.15 55,359,465          1.92      0.85 - 1.90      5.13 - 13.99
                             2006 (a) 4,509,681     13.80 - 37.24 72,723,442          1.29      0.75 - 1.90     20.52 - 20.63
                             2005 (a) 5,522,644     11.44 - 30.90 72,716,905          1.19      0.85 - 1.90       9.34 - 9.58
Fidelity VIP Growth          2009        19,375       7.52 - 7.56    145,775          0.45             1.40     43.83 - 43.84
  Opportunities Sub-Account  2008 (a)    21,872       5.23 - 5.26    114,407          0.46             1.40 (55.65) - (55.64)
                             2007 (a)    18,156     11.79 - 11.86    214,146            --             1.40     21.42 - 21.52
                             2006 (a)    24,610       9.71 - 9.76    238,952          0.90             1.40       3.94 - 4.07
                             2005 (a)    38,691       9.33 - 9.39    361,212          0.98             1.40       7.31 - 7.36
Fidelity VIP Equity-Income   2009       373,302     10.98 - 47.61  4,805,353          2.05      1.30 - 1.90     27.44 - 28.40
  Sub-Account                2008 (a)   405,578      8.61 - 37.13  3,979,860          2.07      1.30 - 1.90 (43.80) - (43.56)
                             2007 (a)   534,234     15.32 - 65.79  9,351,802          1.62      1.30 - 1.90   (0.58) - (0.03)
                             2006 (a)   581,608     15.41 - 65.81  9,734,231          3.01      1.30 - 1.90     17.81 - 18.38
                             2005 (a)   669,837     13.08 - 55.59  9,349,902          1.50      1.30 - 1.90       3.73 - 4.20
PIMCO VIT High Yield         2009       785,381     14.27 - 15.31 11,727,258          8.66      1.30 - 1.90     37.63 - 38.45
  Sub-Account                2008 (a)   544,206     10.37 - 11.06  5,876,021          7.80      1.30 - 1.90 (24.96) - (24.45)
                             2007 (a)   641,904     13.82 - 14.64  9,198,279          6.83      1.30 - 1.90       1.54 - 2.16
                             2006 (a) 1,139,859     13.61 - 14.33 16,006,419          6.97      1.30 - 1.90       7.08 - 7.66
                             2005 (a)   975,787     12.71 - 13.31 12,733,193          6.64      1.30 - 1.90       2.33 - 2.78
PIMCO VIT Low Duration       2009       866,665     13.68 - 14.60 12,366,617          3.54      1.30 - 1.90     11.19 - 11.85
  Sub-Account                2008 (a)   758,728     12.30 - 13.05  9,699,931          4.09      1.30 - 1.90   (2.30) - (1.73)
                             2007 (a)   721,178     12.59 - 13.28  9,408,180          4.73      1.30 - 1.90       5.36 - 5.99
                             2006 (a)   828,356     11.95 - 12.53 10,221,336          4.18      1.30 - 1.90       2.05 - 2.62
                             2005 (a)   909,223     11.71 - 12.21 10,953,144          2.78      1.30 - 1.90   (0.76) - (0.25)
American Funds Global
  Growth Sub-Account         2009     2,316,571     23.47 - 27.15 61,956,827          1.69      0.75 - 1.90     39.62 - 41.24
  (Commenced 5/1/2006)       2008 (a) 1,196,083     16.81 - 19.22 22,597,668          3.06      0.75 - 1.90 (39.53) - (38.85)
                             2007 (a)   350,172     27.80 - 31.43 10,691,634          3.93      0.75 - 1.90     12.64 - 13.96
                             2006 (a)    12,433     24.68 - 27.58    331,729            --      0.75 - 1.90     18.17 - 19.53
American Funds Global Small  2009       467,145     24.30 - 27.79 12,780,124          0.36      0.75 - 1.90     58.26 - 60.09
  Capitalization Sub-Account 2008 (a)   185,100     15.77 - 17.36  3,175,883            --      0.75 - 1.65 (49.46) - (49.15)
  (Commenced 4/28/2008)
American Funds Growth        2009       464,628   117.84 - 158.75 71,786,632          0.83      0.75 - 1.90     36.79 - 38.37
  Sub-Account                2008 (a)   128,846    89.43 - 114.72 14,403,456          2.28      0.75 - 1.75 (42.31) - (41.92)
  (Commenced 4/28/2008)

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

(a) See Note 1 -- Organization

This page is intentionally left blank.

                       METLIFE INVESTORS INSURANCE COMPANY

                              FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors Insurance Company (a wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2009 and 2008, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 9, 2010

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2009      2008
                                                                -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value
     (amortized cost: $1,853 and $1,878, respectively)........  $ 1,795   $ 1,576
  Equity securities available-for-sale, at estimated fair
     value (cost: $22 and $21, respectively)..................       16         9
  Mortgage loans (net of valuation allowances of $1 and $0,
     respectively)............................................      102        76
  Policy loans................................................       28        28
  Other limited partnership interests.........................        2         2
  Short-term investments......................................      127       189
  Other invested assets.......................................       29       109
                                                                -------   -------
     Total investments........................................    2,099     1,989
Cash and cash equivalents.....................................      109       517
Accrued investment income.....................................       17        16
Premiums and other receivables................................    1,780     1,711
Deferred policy acquisition costs and value of business
  acquired....................................................      563       567
Current income tax recoverable................................        2        33
Other assets..................................................      124       129
Separate account assets.......................................    9,347     6,633
                                                                -------   -------
     Total assets.............................................  $14,041   $11,595
                                                                =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
Future policy benefits........................................  $   344   $   372
Policyholder account balances.................................    2,998     2,790
Other policyholder funds......................................       67        46
Payables for collateral under securities loaned and other
  transactions................................................      253       385
Deferred income tax liability.................................      128       147
Other liabilities.............................................       41       365
Separate account liabilities..................................    9,347     6,633
                                                                -------   -------
     Total liabilities........................................   13,178    10,738
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)
STOCKHOLDER'S EQUITY:
Common stock, par value $2 per share; 5,000,000 shares
  authorized; 2,899,446 shares issued and outstanding.........        6         6
Additional paid-in capital....................................      636       636
Retained earnings.............................................      264       371
Accumulated other comprehensive loss..........................      (43)     (156)
                                                                -------   -------
     Total stockholder's equity...............................      863       857
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $14,041   $11,595
                                                                =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                               2009   2008   2007
                                                              -----   ----   ----
REVENUES
Premiums....................................................  $   4   $  9   $ 12
Universal life and investment-type product policy fees......    156    160    162
Net investment income.......................................     97    108    104
Other revenues..............................................     96     43     59
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities.............................................    (34)    (8)    (1)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss.....     21     --     --
  Other net investment gains (losses), net..................   (288)   338    100
                                                              -----   ----   ----
     Total net investment gains (losses)....................   (301)   330     99
                                                              -----   ----   ----
       Total revenues.......................................     52    650    436
                                                              -----   ----   ----
EXPENSES
Policyholder benefits and claims............................     36     89     36
Interest credited to policyholder account balances..........    136     84    100
Other expenses..............................................     71    244    205
                                                              -----   ----   ----
       Total expenses.......................................    243    417    341
                                                              -----   ----   ----
Income (loss) before provision for income tax...............   (191)   233     95
Provision for income tax expense (benefit)..................    (83)    72     23
                                                              -----   ----   ----
Net income (loss)...........................................  $(108)  $161   $ 72
                                                              =====   ====   ====




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                                ACCUMULATED OTHER
                                                                               COMPREHENSIVE LOSS
                                                                          ----------------------------
                                                  ADDITIONAL              NET UNREALIZED   OTHER-THAN-
                                         COMMON     PAID-IN    RETAINED     INVESTMENT      TEMPORARY     TOTAL
                                          STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS   EQUITY
                                         ------   ----------   --------   --------------   -----------   ------
Balance at December 31, 2006..........     $6        $586        $ 133         $  (3)          $--        $ 722
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1)........................                               5                                        5
                                           --        ----        -----         -----           ---        -----
Balance at January 1, 2007............      6         586          138            (3)           --          727
Comprehensive income (loss):
  Net income..........................                              72                                       72
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                           (11)                       (11)
                                                                                                          -----
     Other comprehensive income
       (loss).........................                                                                      (11)
                                                                                                          -----
  Comprehensive income................                                                                       61
                                           --        ----        -----         -----           ---        -----

Balance at December 31, 2007..........      6         586          210           (14)           --          788
     Capital contribution from
       MetLife, Inc. (Note 10)........                 50                                                    50
Comprehensive income (loss):
  Net income..........................                             161                                      161
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                             3                          3
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                          (145)                      (145)
                                                                                                          -----
     Other comprehensive income
       (loss).........................                                                                     (142)
                                                                                                          -----
  Comprehensive income................                                                                       19
                                           --        ----        -----         -----           ---        -----

Balance at December 31, 2008..........      6         636          371          (156)           --          857
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1)........................                               1                          (1)          --
Comprehensive income (loss):
  Net loss............................                            (108)                                    (108)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                            (2)                        (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                           123            (7)         116
                                                                                                          -----
     Other comprehensive income
       (loss).........................                                                                      114
                                                                                                          -----
  Comprehensive income................                                                                        6
                                           --        ----        -----         -----           ---        -----
Balance at December 31, 2009..........     $6        $636        $ 264         $ (35)          $(8)       $ 863
                                           ==        ====        =====         =====           ===        =====




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                            2009      2008      2007
                                                          -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).......................................  $  (108)  $   161   $    72
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
  Amortization of premiums and accretion of discounts
     associated with investments, net...................       (6)       (3)       --
  (Gains) losses from sales of investments, net.........      301      (330)      (99)
  Undistributed equity earnings of real estate joint
     ventures...........................................       --        (1)       --
  Interest credited to policyholder account balances....      136        84       100
  Universal life and investment-type product policy
     fees...............................................     (156)     (160)     (162)
  Change in accrued investment income...................       (1)        4         2
  Change in premiums and other receivables..............     (443)     (307)      206
  Change in deferred policy acquisition costs, net......      (68)       95        38
  Change in insurance-related liabilities...............      (28)       78        (1)
  Change in income tax recoverable (payable)............      (50)       77       102
  Change in other assets................................      107       115       132
  Change in other liabilities...........................     (324)      322         9
                                                          -------   -------   -------
Net cash (used in) provided by operating activities.....     (640)      135       399
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities.............................      733       662       925
  Mortgage loans........................................        4         6        16
  Real estate joint ventures............................       --         2         1
Purchases of:
  Fixed maturity securities.............................     (717)     (522)     (910)
  Equity securities.....................................       (2)       --       (21)
  Mortgage loans........................................      (31)       (8)       --
Net change in short-term investments....................       60      (115)        9
Net change in other invested assets.....................      (19)      (10)        1
Other, net..............................................       --         1        --
                                                          -------   -------   -------
Net cash provided by investing activities...............       28        16        21
                                                          -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits..............................................    1,534     1,446     1,579
  Withdrawals...........................................   (1,198)   (1,055)   (2,047)
Net change in payables for collateral under securities
  loaned and other transactions.........................     (132)     (156)       12
Capital contribution from MetLife, Inc. ................       --        50        --
                                                          -------   -------   -------
Net cash provided by (used in) financing activities.....      204       285      (456)
                                                          -------   -------   -------
Change in cash and cash equivalents.....................     (408)      436       (36)
Cash and cash equivalents, beginning of year............      517        81       117
                                                          -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $   109   $   517   $    81
                                                          =======   =======   =======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash (received) paid during the year for:
  Income tax............................................  $   (33)  $     4   $    84
                                                          =======   =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2009 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, the Company considers three broad

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value on a nonrecurring basis.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions are hybrid securities. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when,

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in other limited partnership interests consisting of leveraged buy-out funds and other private equity funds, in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is used for such investments in which the Company has significant influence or more than a 20% interest. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are described in the derivatives accounting policy which follows.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid trust preferred securities, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements. The Company did not consolidate any of its VIEs at December 31, 2009 and 2008.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $6 million at December 31, 2009. Accumulated amortization of capitalized software was less than $1 million at December 31, 2009. Related amortization expense was less than $1 million for the year ended December 31, 2009. There was no amortization expense for the years ended December 31, 2008 and 2007.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables,

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment test, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     During the 2009 impairment test of goodwill, management concluded that the fair value was in excess of the carrying value and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2008 and 2007. Goodwill was $33 million at both December 31, 2009 and 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities are approximately 5%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) and the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 2% to 14% less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 8) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $2 million, net of deferred income taxes of $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $15 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The adoption of this guidance on a prospective basis did not have an impact on the Company's financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interests, did not have an impact on the Company's financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance, which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $20 million ($13 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements. This adoption did not have any other material impact on the Company's financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. As a result of the implementation, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits, and a corresponding change to the January 1, 2007 balance of retained earnings.

     The following new pronouncements had no material impact on the Company's financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

     - Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds).

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                        -------------------------------------------------------
                                                        GROSS UNREALIZED
                                         COST OR    -----------------------   ESTIMATED
                                        AMORTIZED          TEMPORARY   OTTI      FAIR      % OF
                                           COST     GAIN      LOSS     LOSS     VALUE     TOTAL
                                        ---------   ----   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............    $  684     $28      $14       $--     $  698     38.9%
CMBS..................................       337       4       28        --        313     17.4
RMBS..................................       338       9       23        14        310     17.3
U.S. Treasury and agency securities...       187       1        6        --        182     10.1
ABS...................................       164       3       10         4        153      8.5
Foreign corporate securities..........       122       4       10        --        116      6.5
State and political subdivision
  securities..........................        13      --       --        --         13      0.7
Foreign government securities.........         8       2       --        --         10      0.6
                                          ------     ---      ---       ---     ------    -----
  Total fixed maturity securities (1),
     (2)..............................    $1,853     $51      $91       $18     $1,795    100.0%
                                          ======     ===      ===       ===     ======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)....    $   21     $--      $ 6       $--     $   15     93.7%
Common stock..........................         1      --       --        --          1      6.3
                                          ------     ---      ---       ---     ------    -----
  Total equity securities.............    $   22     $--      $ 6       $--     $   16    100.0%
                                          ======     ===      ===       ===     ======    =====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                             DECEMBER 31, 2008
                                                -------------------------------------------
                                                               GROSS
                                                 COST OR     UNREALIZED   ESTIMATED
                                                AMORTIZED   -----------      FAIR      % OF
                                                   COST     GAIN   LOSS     VALUE     TOTAL
                                                ---------   ----   ----   ---------   -----
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.....................    $  712     $ 4   $ 90     $  626     39.7%
CMBS..........................................       311      --     96        215     13.7
RMBS..........................................       373       6     68        311     19.7
U.S. Treasury and agency securities...........       175      11     --        186     11.8
ABS...........................................       190      --     43        147      9.3
Foreign corporate securities..................       110      --     27         83      5.3
Foreign government securities.................         7       1     --          8      0.5
                                                  ------     ---   ----     ------    -----
  Total fixed maturity securities (1), (2)....    $1,878     $22   $324     $1,576    100.0%
                                                  ======     ===   ====     ======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)............    $   21     $--   $ 12     $    9    100.0%
                                                  ------     ---   ----     ------    -----
  Total equity securities.....................    $   21     $--   $ 12     $    9    100.0%
                                                  ======     ===   ====     ------    -----



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                                                                            ---------   ---------
                              CLASSIFICATION                                ESTIMATED   ESTIMATED
-------------------------------------------------------------------------      FAIR        FAIR
BALANCE SHEETS                SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $15         $ 9
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $16         $11


--------

   (2) The Company held $10 million and $8 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the corporate securities sector within fixed maturity securities.

     The Company held foreign currency derivatives with notional amounts of $15 million and $8 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                            DECEMBER 31,
                                                                          ----------------
                                                                          2009        2008
                                                                          ----        ----
                                                                            (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities (1):
  Estimated fair value............................................        $111         $61
  Net unrealized loss.............................................        $ 22         $17
Non-income producing fixed maturity securities (1):
  Estimated fair value............................................        $  2        $ --
  Net unrealized loss.............................................        $  1         $--
Fixed maturity securities credit enhanced by financial guarantor insurers -- by sector -- at estimated fair value:
  ABS.............................................................        $  7         $ 3
                                                                          ----        ----
     Total fixed maturity securities credit enhanced by financial
       guarantor insurers.........................................        $  7         $ 3
                                                                          ====        ====
Ratings of the financial guarantor insurers providing the credit enhancement:
  Portion rated Aa/AA.............................................           2%          5%
                                                                          ====        ====
  Portion rated Baa/BBB...........................................          --%         95%
                                                                          ====        ====



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $182 million and $186 million at December 31, 2009 and 2008, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 2% of total investments. The tables below present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Industrial.......................................     $207      25.4%     $146      20.6%
  Finance..........................................      167      20.5       151      21.3
  Utility..........................................      134      16.5       104      14.7
  Foreign (1)......................................      116      14.2        83      11.7
  Consumer.........................................      106      13.0       105      14.8
  Communications...................................       73       9.0        70       9.9
  Other............................................       11       1.4        50       7.0
                                                        ----     -----      ----     -----
     Total.........................................     $814     100.0%     $709     100.0%
                                                        ====     =====      ====     =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........     $ 22         1.0%         $ 24         1.2%
  Holdings in ten issuers with the largest
     exposures...............................     $168         8.0%         $159         8.0%

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $313 million and $215 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities at December 31, 2009 and 2008.

     The following table presents the Company's holdings of CMBS by vintage year at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................     $108      34.5%     $ 56      26.0%
2004...............................................      103      32.9        72      33.5
2005...............................................       81      25.9        68      31.6
2006...............................................       17       5.4        15       7.0
2007...............................................        4       1.3         4       1.9
2008...............................................       --        --        --        --
2009...............................................       --        --        --        --
                                                        ----     -----      ----     -----
Total..............................................     $313     100.0%     $215     100.0%
                                                        ====     =====      ====     =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2009             2008
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                 (IN MILLIONS)
Net unrealized loss...................................    $24              $96
Rated Aaa/AAA.........................................             77%              86%

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............     $208      67.1%     $228      73.3%
  Pass-through securities..........................      102      32.9        83      26.7
                                                        ----     -----      ----     -----
     Total RMBS....................................     $310     100.0%     $311     100.0%
                                                        ====     =====      ====     =====
By risk profile:
  Agency...........................................     $203      65.5%     $183      58.8%
  Prime............................................       72      23.2        89      28.6
  Alternative residential mortgage loans...........       35      11.3        39      12.6
                                                        ----     -----      ----     -----
     Total RMBS....................................     $310     100.0%     $311     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA (1)..........................     $246      79.4%     $272      87.5%
                                                        ====     =====      ====     =====
Portion rated NAIC 1 (2)...........................     $277      89.4%     $279      89.7%
                                                        ====     =====      ====     =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 79.4% at December 31, 2009 as compared to 87.5% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 89.4% at December 31, 2009 as compared to 89.7% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2005 & Prior.......................................     $ 9       25.7%     $ 7       17.9%
2006...............................................      23       65.7       29       74.4
2007...............................................       3        8.6        3        7.7
2008...............................................      --         --       --         --
2009...............................................      --         --       --         --
                                                        ---      -----      ---      -----
Total..............................................     $35      100.0%     $39      100.0%
                                                        ===      =====      ===      =====




                                                                 DECEMBER 31,
                                                       -------------------------------
                                                            2009             2008
                                                       --------------   --------------
                                                                 % OF             % OF
                                                       AMOUNT   TOTAL   AMOUNT   TOTAL
                                                       ------   -----   ------   -----
                                                                (IN MILLIONS)
Net unrealized loss..................................    $20              $29
Rated Aa/AA or better (1)............................            10.5%            18.7%
Rated NAIC 1 (2).....................................            10.5%            18.7%

Fixed rate...........................................            48.6%            42.4%
Hybrid ARM...........................................            51.4             57.6
                                                                -----            -----
Total Alt-A RMBS.....................................           100.0%           100.0%
                                                                =====            =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $153 million and $147 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By collateral type:
  Credit card loans................................     $ 85      55.6%     $ 88      59.9%
  Student loans....................................       15       9.8        14       9.5
  RMBS backed by sub-prime mortgage loans..........       10       6.5         7       4.8
  Other loans......................................       43      28.1        38      25.8
                                                        ----     -----      ----     -----
     Total.........................................     $153     100.0%     $147     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA (1)..........................     $121      79.1%     $129      87.8%
                                                        ====     =====      ====     =====
Portion rated NAIC 1 (2)...........................     $141      92.2%     $144      98.0%
                                                        ====     =====      ====     =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers............................               64.2%               47.9%
  Of the 64.2% and 47.9% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated Aa/AA...                  2%                  5%
     By financial guarantor insurers rated
       Baa/BBB.....................................                 --%                 95%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by the Company. Non-agency RMBS backed by sub-prime mortgage loans held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity at December 31, 2009 and 2008.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2009                    2008
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................    $   48      $   49      $   78      $   75
Due after one year through five years..........       358         376         426         395
Due after five years through ten years.........       398         399         286         245
Due after ten years............................       210         195         214         188
                                                   ------      ------      ------      ------
  Subtotal.....................................     1,014       1,019       1,004         903
RMBS, CMBS and ABS.............................       839         776         874         673
                                                   ------      ------      ------      ------
  Total fixed maturity securities..............    $1,853      $1,795      $1,878      $1,576
                                                   ======      ======      ======      ======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                               -------------------
                                                               2009    2008   2007
                                                               ----   -----   ----
                                                                  (IN MILLIONS)
Fixed maturity securities that were temporarily impaired.....  $(40)  $(302)  $(26)
Fixed maturity securities with noncredit OTTI losses in other
  comprehensive loss.........................................   (18)     --     --
                                                               ----   -----   ----
  Total fixed maturity securities............................   (58)   (302)   (26)
Equity securities............................................    (6)    (12)    (3)
Derivatives..................................................     1       3     --
Short-term investments.......................................    (3)     --     --
                                                               ----   -----   ----
  Subtotal...................................................   (66)   (311)   (29)
                                                               ----   -----   ----
Amounts allocated from:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..............................................     5      --     --
  DAC and VOBA...............................................    (5)     71      8
Deferred income tax benefit (expense) on which noncredit OTTI
  losses have been recognized................................     5      --     --
Deferred income tax benefit (expense)........................    18      84      7
                                                               ----   -----   ----
  Subtotal...................................................    23     155     15
                                                               ----   -----   ----
Net unrealized investment gains (losses).....................  $(43)  $(156)  $(14)
                                                               ====   =====   ====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above of $18 million, includes $2 million related to the transition adjustment, $21 million ($15 million, net of DAC) of noncredit losses recognized in the year ended December 31, 2009 and $5 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                               2009         2008        2007
                                                              -----        -----        ----
                                                                       (IN MILLIONS)
Balance, beginning of period................................  $(156)       $ (14)       $ (3)
Cumulative effect of change in accounting principle, net of
  income tax................................................     (1)          --          --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized......................................    (16)          --          --
Unrealized investment gains (losses) during the year........    263         (282)        (20)
Unrealized investment gains (losses) relating to:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized.............................................      5           --          --
  DAC and VOBA..............................................    (76)          63           4
  Deferred income tax benefit (expense) on which noncredit
     OTTI losses have been recognized.......................      4           --          --
  Deferred income tax benefit (expense).....................    (66)          77           5
                                                              -----        -----        ----
Balance, end of period......................................  $ (43)       $(156)       $(14)
                                                              =====        =====        ====
Change in net unrealized investment gains (losses)..........  $ 113        $(142)       $(11)
                                                              =====        =====        ====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........      $ 60         $ 1         $121        $ 13         $181        $ 14
CMBS...............................        13          --          174          28          187          28
RMBS...............................         3           2          106          35          109          37
U.S. Treasury and agency
  securities.......................       174           6           --          --          174           6
ABS................................        10          --           76          14           86          14
Foreign corporate securities.......         1          --           43          10           44          10
State and political subdivision
  securities.......................        13          --           --          --           13          --
Foreign government securities......        --          --           --          --           --          --
                                         ----        ----         ----        ----         ----        ----
  Total fixed maturity securities..      $274         $ 9         $520        $100         $794        $109
                                         ====        ====         ====        ====         ====        ====
EQUITY SECURITIES:
Non-redeemable preferred stock.....      $ --        $ --         $ 14        $  6         $ 14        $  6
                                         ====        ====         ====        ====         ====        ====
Total number of securities in an
  unrealized loss position.........        28                      134
                                         ====                     ====




                                                                  DECEMBER 31, 2008
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........      $437        $ 60         $ 92        $ 30        $  529       $ 90
CMBS...............................       114          22          101          74           215         96
RMBS...............................        50          11           85          57           135         68
U.S. Treasury and agency
  securities.......................        --          --           --          --            --         --
ABS................................        96          19           31          24           127         43
Foreign corporate securities.......        49           9           33          18            82         27
State and political subdivision
  securities.......................        --          --           --          --            --         --
Foreign government securities......         1          --           --          --             1         --
                                         ----        ----         ----        ----        ------       ----
  Total fixed maturity securities..       747         121          342         203         1,089        324
                                         ====        ====         ====        ====        ======       ====
EQUITY SECURITIES:
Non-redeemable preferred stock.....      $ --        $ --         $  8        $ 12        $    8       $ 12
                                         ====        ====         ====        ====        ======       ====
Total number of securities in an
  unrealized loss position.........       209                      127
                                         ====                     ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2009
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------      ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............     $208         $ 21        $ 3         $ 6        25          10
Six months or greater but less than
  nine months......................       69           55          4          12         1           1
Nine months or greater but less
  than twelve months...............       --            4         --           2         1           2
Twelve months or greater...........      366          180         20          62        83          38
                                        ----         ----       ----        ----
  Total............................     $643         $260        $27         $82
                                        ====         ====       ====        ====
Percentage of cost or amortized
  cost.............................                                4%         32%
                                                                ====        ====
EQUITY SECURITIES:
Less than six months...............     $ --         $ --        $--        $ --        --          --
Six months or greater but less than
  nine months......................       --           --         --          --        --          --
Nine months or greater but less
  than twelve months...............       --           --         --          --        --          --
Twelve months or greater...........       --           20         --           6        --           1
                                        ----         ----       ----        ----
  Total............................     $ --         $ 20       $ --         $ 6
                                        ====         ====       ====        ====
Percentage of cost.................                                           30%
                                                                            ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------      ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............     $322         $517        $21        $206        86          132
Six months or greater but less than
  nine months......................      195            6         18           4        41            2
Nine months or greater but less
  than twelve months...............      160           38         24          24        25            7
Twelve months or greater...........      170            5         23           4        40            2
                                        ----         ----       ----        ----
  Total............................     $847         $566        $86        $238
                                        ====         ====       ====        ====
Percentage of cost or amortized
  cost.............................                               10%         42%
                                                                ====        ====
EQUITY SECURITIES:
Less than six months...............     $ --         $ --        $--        $ --        --           --
Six months or greater but less than
  nine months......................       --           --         --          --        --           --
Nine months or greater but less
  than twelve months...............       --           20         --          12        --            1
Twelve months or greater...........       --           --         --          --        --           --
                                        ----         ----       ----        ----
  Total............................     $ --         $ 20       $ --        $ 12
                                        ====         ====       ====        ====
Percentage of cost.................                                           60%
                                                                            ====



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater increased from none at December 31, 2008 to $6 million at December 31, 2009. The $6 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2009 were comprised of investment grade financial services industry non-redeemable preferred stock rated A or better.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $115 million and $336 million at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                        DECEMBER 31,
                                                                     ------------------
                                                                     2009          2008
                                                                     ----          ----
SECTOR:
  RMBS.............................................................    32%           20%
  CMBS.............................................................    24            29
  U.S. corporate securities........................................    12            27
  ABS..............................................................    12            13
  Foreign corporate securities.....................................     9             8
  U.S. Treasury and agency securities..............................     5            --
  Other............................................................     6             3
                                                                      ---           ---
     Total.........................................................   100%          100%
                                                                      ===           ===
INDUSTRY:
  Mortgage-backed..................................................    56%           49%
  Finance..........................................................    22            23
  Asset-backed.....................................................    12            13
  U.S. Treasury and agency securities..............................     5            --
  Consumer.........................................................     3             7
  Utility..........................................................     1             4
  Other............................................................     1             4
                                                                      ---           ---
     Total.........................................................   100%          100%
                                                                      ===           ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................        2           --            2            1
Total gross unrealized loss.....................      $26         $ --          $47         $ 12
Percentage of total gross unrealized loss.......       24%          --%          15%         100%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $33 million during the year ended December 31, 2009. These securities were included in the Company's OTTI

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting on improvement in liquidity and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       --------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   -----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                        (IN MILLIONS)
Less than six months....     $ --         $ --           --%        $ --             --%           $ --           --%         --%
Six months or greater
  but less than twelve
  months................       --           --           --%          --             --%             --           --%         --%
Twelve months or
  greater...............        6            6          100%           6            100%              6          100%        100%
                             ----         ----                      ----                           ----
All equity securities
  with a gross
  unrealized loss of 20%
  or more...............      $ 6          $ 6          100%         $ 6            100%            $ 6          100%        100%
                             ====         ====                      ====                           ====



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net investment gains (losses) are as follows:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                               -------------------
                                                                2009   2008   2007
                                                               -----   ----   ----
                                                                  (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized.................................  $ (34)  $ (8)   $(1)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive loss.....................     21     --     --
                                                               -----   ----    ---
  Net OTTI losses on fixed maturity securities recognized in
     earnings................................................    (13)    (8)    (1)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals...........................................     (7)   (17)    (5)
                                                               -----   ----    ---
     Total losses on fixed maturity securities...............    (20)   (25)    (6)
                                                               -----   ----    ---
Other net investment gains (losses):
Equity securities............................................     --     --     (1)
Mortgage loans...............................................     (1)    --     --
Other limited partnership interests..........................     (1)    --     --
Freestanding derivatives.....................................    (71)    81     15
Embedded derivatives.........................................   (208)   274     91
                                                               -----   ----    ---
     Total net investment gains (losses).....................  $(301)  $330    $99
                                                               =====   ====    ===



     See Note 7 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                       FIXED MATURITY
                                         SECURITIES        EQUITY SECURITIES          TOTAL
                                     ------------------   ------------------   ------------------
                                                       YEARS ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                     2009   2008   2007   2009   2008   2007   2009   2008   2007
                                     ----   ----   ----   ----   ----   ----   ----   ----   ----
                                                              (IN
                                                           MILLIONS)
Proceeds...........................  $544   $464   $657   $ --   $ --   $ --   $544   $464   $657
                                     ====   ====   ====   ====   ====   ====   ====   ====   ====
Gross investment gains.............  $  7   $  1   $  1    $--    $--    $--   $  7   $  1   $  1
                                     ----   ----   ----   ----   ----   ----   ----   ----   ----
Gross investment losses............   (14)   (18)    (6)    --     --     --    (14)   (18)    (6)
                                     ----   ----   ----   ----   ----   ----   ----   ----   ----
Total OTTI losses recognized in
  earnings:
  Credit-related...................   (10)    (8)    (1)    --     --     --    (10)    (8)    (1)
  Other (1)........................    (3)    --     --     --     --     (1)    (3)    --     (1)
                                     ----   ----   ----   ----   ----   ----   ----   ----   ----
  Total OTTI losses recognized in
     earnings......................   (13)    (8)    (1)    --     --     (1)   (13)    (8)    (2)
                                     ----   ----   ----   ----   ----   ----   ----   ----   ----
Net investment gains (losses)......  $(20)  $(25)  $ (6)   $--    $--    $(1)  $(20)  $(25)  $ (7)
                                     ====   ====   ====   ----   ====   ====   ====   ====   ====



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2009      2008      2007
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
U.S. and foreign corporate securities:
  Finance...................................................   $ 6       $ 3      $ --
  Communications............................................     1        --        --
  Industrial................................................    --        --         1
                                                               ---       ---      ----
     Total U.S. and foreign corporate securities............     7         3         1
  ABS.......................................................     3         5        --
  RMBS......................................................     2        --        --
  CMBS......................................................     1        --        --
                                                               ---       ---      ----
     Total..................................................   $13       $ 8       $ 1
                                                               ===       ===      ====



     There were no equity security OTTI losses recognized in earnings for the years ended December 31, 2009 and 2008. Equity security OTTI losses recognized in earnings for the year ended December 31, 2007 of $1 million were related to common stock.

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $ --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................                 4
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................                 1
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                 2
                                                                        ----
Balance, end of period....................................               $ 7
                                                                        ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ----------------------------
                                                             2009        2008        2007
                                                             ----        ----        ----
                                                                     (IN MILLIONS)
Fixed maturity securities..................................  $ 93        $110        $118
Equity securities..........................................     1           1           1
Mortgage loans.............................................     5           5           5
Policy loans...............................................     2           2           2
Other limited partnership interests........................    --           1           1
Cash, cash equivalents and short-term investments..........     1           4           8
Other......................................................    --           1          --
                                                             ----        ----        ----
  Total investment income..................................   102         124         135
Less: Investment expenses..................................     5          16          31
                                                             ----        ----        ----
  Net investment income....................................  $ 97        $108        $104
                                                             ====        ====        ====



     Affiliated investment expenses, included in the table above, were $2 million, $1 million and $1 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009     2008
                                                                   ----     ----
                                                                   (IN MILLIONS)
Securities on loan:
  Cost or amortized cost.........................................  $240     $319
  Estimated fair value...........................................  $238     $322
Aging of cash collateral liability:
  Open (1).......................................................  $ 43     $189
  Less than thirty days..........................................    69       --
  Thirty days or greater but less than sixty days................   121      128
  Sixty days or greater but less than ninety days................    --        7
  Ninety days or greater.........................................     9       --
                                                                   ----     ----
     Total cash collateral liability.............................  $242     $324
                                                                   ====     ====
Security collateral on deposit from counterparties...............  $ --     $  6
                                                                   ====     ====
Reinvestment portfolio -- estimated fair value...................  $215     $272
                                                                   ====     ====



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has been reduced to $42 million from $188 million at December 31, 2008. Of the $42 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $36 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements.

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for fixed maturity securities.

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2009     2008
                                                                    ----     ----
                                                                    (IN MILLIONS)
Invested assets on deposit:
Regulatory agencies (1)...........................................   $ 7      $ 8
Invested assets pledged as collateral:
Derivative transactions (2).......................................     3       --
                                                                     ---      ---
  Total invested assets on deposit and pledged as collateral......   $10      $ 8
                                                                     ===      ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending programs.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans.........................    $ 55      53.4%     $28      36.8%
  Agricultural mortgage loans.......................      48      46.6       48      63.2
                                                        ----     -----      ---     -----
     Total mortgage loans...........................     103     100.0%      76     100.0%
                                                                 =====              =====
  Less: Valuation allowances........................       1                 --
                                                        ----                ---
     Total mortgage loans, net......................    $102                $76
                                                        ====                ===



     Mortgage loans are collateralized by properties located in the United States. The carrying value of the Company's mortgage loans located in Massachusetts, District of Columbia and Alabama were 14%, 14% and 12% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     For the year ended December 31, 2009, valuation allowances were $1 million for mortgage loans. There were no valuation allowances on mortgage loans for the years ended December 31, 2008 and 2007.

     The Company had no impaired mortgage loans held-for-investment, no restructured loans, no loans 90 days or more past due and no loans in foreclosure at both December 31, 2009 and 2008.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $2 million at both December 31, 2009 and 2008. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $1 million for the year ended December 31, 2009. There were no impairments of other limited partnership interests for the years ended December 31, 2008 and 2007.

  OTHER INVESTED ASSETS

     At December 31, 2009 and 2008, the carrying value of freestanding derivatives with positive fair values, included in other invested assets, was $29 million and $109 million, respectively.

     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Equity securities available-for-sale:
  Non-redeemable preferred stock...............     $14         $14         $ --         $ --
Fixed maturity securities available-for-sale:
  U.S. corporate securities....................       6           6           --           --
  Foreign corporate securities.................       5           5           --           --
                                                    ---         ---         ----         ----
     Total.....................................     $25         $25          $--          $--
                                                    ===         ===         ====         ====



--------

   (1) The maximum exposure to loss relating to the equity and fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $44 million and $2 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, which is an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $1 million, $2 million and $4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..............................................   $ 4      $ --      $ 23
Amortized cost of invested assets transferred to
  affiliates..............................................   $ 6       $--       $23
Net investment losses recognized on transfers to
  affiliates..............................................  $ (2)      $--       $--


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                                DECEMBER 31,
                                                        ------------------------------------------------------------
                                                                     2009                           2008
                                                        -----------------------------  -----------------------------
                                                                       ESTIMATED                      ESTIMATED
                                                                          FAIR                           FAIR
                                                                       VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                      NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE       INSTRUMENT TYPE                      AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  ----------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                                (IN MILLIONS)
Interest rate       Interest rate swaps...............   $   11    $ --       $ --      $   --    $ --       $ --
                    Interest rate floors..............    2,040      26         --       2,040     105         --
                    Interest rate futures.............      209       1         --          --      --         --
Foreign currency    Foreign currency swaps............       16       2         --           8       4         --
Credit              Credit default swaps..............       38      --         --          41      --         --
                                                         ------    ----       ----      ------    ----       ----
                      Total..........................    $2,314     $29        $--      $2,089    $109        $--
                                                         ======    ====       ====      ======    ====       ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                    --------------------------------------------------------------------
                                                  AFTER ONE YEAR   AFTER FIVE YEARS
                                    ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                        LESS           YEARS             YEARS          YEARS      TOTAL
                                    -----------   --------------   ----------------   ---------   ------
                                                                (IN MILLIONS)
Interest rate swaps...............      $ --           $ 11             $   --           $ --     $   11
Interest rate floors..............        --            840              1,200             --      2,040
Interest rate futures.............       209             --                 --             --        209
Foreign currency swaps............        --              8                 --              8         16
Credit default swaps..............        --             38                 --             --         38
                                        ----           ----             ------           ----     ------
  Total...........................      $209           $897             $1,200            $ 8     $2,314
                                        ====           ====             ======           ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2009                              2008
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                           FAIR                              FAIR
                                                           VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING       NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                 (IN MILLIONS)
Cash Flow Hedges:
  Foreign currency swaps..............     $16       $2         $ --         $8        $4         $ --

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                        -----------------------------------------------------------------
                                                      2009                              2008
                                        -------------------------------   -------------------------------
                                                         ESTIMATED                         ESTIMATED
                                                           FAIR                              FAIR
                                                           VALUE                             VALUE
DERIVATIVES NOT DESIGNATED OR NOT       NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS        AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
--------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                 (IN MILLIONS)
Interest rate swaps...................   $   11     $ --        $ --       $   --     $ --        $ --
Interest rate floors..................    2,040       26          --        2,040      105          --
Interest rate futures.................      209        1          --           --       --          --
Credit default swaps..................       38       --          --           41       --          --
                                         ------     ----        ----       ------     ----        ----
Total non-designated or non-qualifying
  derivatives.........................   $2,298      $27         $--       $2,081     $105         $--
                                         ======     ====        ====       ======     ====        ====



     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2009, 2008 and 2007.

     The Company recognized $9 million of net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2009. The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for each of the years ended December 31, 2008 and 2007.

  FAIR VALUE HEDGES

     The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of fair value hedging.

     The Company did not have any fair value hedges during the year ended December 31, 2009. The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008 and 2007. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008 and 2007.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments as cash flow hedges when they have met the requirements of cash flow hedging.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2009, 2008 and 2007.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,...   $ 4      $ --      $ --
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......    (3)        4        --
Amounts reclassified to net investment gains (losses)......    --        --        --
                                                              ---      ----      ----
Other comprehensive income (loss), balance at December
  31,......................................................   $ 1       $ 4       $--
                                                              ===      ====      ====



     At December 31, 2009, insignificant amounts of deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                          AMOUNT AND LOCATION OF
                                                                              GAINS (LOSSES)
                                                                            RECLASSIFIED FROM
                                                    AMOUNT OF GAINS         ACCUMULATED OTHER
                                                   (LOSSES) DEFERRED       COMPREHENSIVE INCOME
                                                     IN ACCUMULATED     (LOSS) INTO INCOME (LOSS)
                                                  OTHER COMPREHENSIVE   -------------------------
                                                    INCOME (LOSS) ON          NET INVESTMENT
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS        DERIVATIVES             GAINS (LOSSES)
------------------------------------------------  -------------------   -------------------------
                                                                   (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps........................           $(3)                     $--
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps........................           $ 4                      $--
FOR THE YEAR ENDED DECEMBER 31, 2007:
  Foreign currency swaps........................          $ --                     $ --


  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, purchased floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) credit default swaps to economically hedge exposure to adverse movements in credit; (iii) equity variance swaps as a macro hedge on certain invested assets; and (iv) credit default swaps to synthetically create investments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                    NET INVESTMENT
                                                                    GAINS (LOSSES)
                                                                    --------------
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate floors............................................       $(79)
  Interest rate futures...........................................         (1)
                                                                         ----
     Total........................................................       $(80)
                                                                         ====
FOR THE YEAR ENDED DECEMBER 31, 2008..............................       $ 81
                                                                         ====
FOR THE YEAR ENDED DECEMBER 31, 2007..............................       $ 15
                                                                         ====



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $26 million at both December 31, 2009 and 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received an insignificant amount to terminate all of these contracts, and at December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                           DECEMBER 31,
                                  ---------------------------------------------------------------------------------------------
                                                        2009                                           2008
                                  -----------------------------------------------  --------------------------------------------
                                                      MAXIMUM                                          MAXIMUM
                                     ESTIMATED       AMOUNT OF                        ESTIMATED       AMOUNT OF
                                       FAIR           FUTURE                            FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF         VALUE OF     PAYMENTS UNDER      WEIGHTED        VALUE OF     PAYMENTS UNDER     AVERAGE
REFERENCED                        CREDIT DEFAULT  CREDIT DEFAULT   AVERAGE YEARS   CREDIT DEFAULT  CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS         SWAPS (2)    TO MATURITY (3)       SWAPS         SWAPS (2)    MATURITY (3)
----------------------------      --------------  --------------  ---------------  --------------  --------------  ------------
                                                                          (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $--             $ 2             4.0              $--             $ 2            5.0
Credit default swaps referencing
  indices.......................         --              24             3.0               --              24            4.0
                                       ----            ----                             ----            ----
Subtotal........................         --              26             3.1               --              26            4.1
                                       ----            ----                             ----            ----
BAA
Single name credit default swaps
  (corporate)...................         --              --              --               --              --             --
Credit default swaps referencing
  indices.......................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Subtotal........................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
BA
Single name credit default swaps
  (corporate)...................         --              --              --               --              --             --
Credit default swaps referencing
  indices.......................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Subtotal........................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
B
Single name credit default swaps
  (corporate)...................         --              --              --               --              --             --
Credit default swaps referencing
  indices.......................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Subtotal........................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
CAA AND LOWER
Single name credit default swaps
  (corporate)...................         --              --              --               --              --             --
Credit default swaps referencing
  indices.......................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Subtotal........................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................         --              --              --               --              --             --
Credit default swaps referencing
  indices.......................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Subtotal........................         --              --              --               --              --             --
                                       ----            ----                             ----            ----
Total...........................       $ --            $ 26             3.1             $ --            $ 26            4.1
                                       ====            ====                             ====            ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then the Company's rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $11 million and $61 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     At December 31, 2009, the estimated fair value of the Company's derivatives subject to credit-contingent provisions was insignificant.

     At December 31, 2009 and 2008, the Company did not provide any securities collateral in connection with derivative instruments.

     The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2009 and December 31, 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2009, the Company provided cash collateral for exchange-traded futures of $3 million, which is included in premiums and other receivables. At December 31, 2008, the Company did not provide any cash collateral for exchange-traded futures.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                     DECEMBER 31,
                                                                    --------------
                                                                    2009      2008
                                                                    ----      ----
                                                                     (IN MILLIONS)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits.................................  $198      $569
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits................................  $ 38      $226


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2009      2008      2007
                                                             -----      ----      ----
                                                                   (IN MILLIONS)
Net investment gains (losses) (1) (2)......................  $(208)     $274       $91


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($120) million and $136 million, respectively, in connection with this adjustment.

   (2) See Note 7 for discussion of affiliated net investment gains (losses) included in the table above.

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $1,795      $1,795
Equity securities.......................................              $   16      $   16
Mortgage loans..........................................              $  102      $  104
Policy loans............................................              $   28      $   40
Other limited partnership interests.....................              $    2      $    2
Short-term investments..................................              $  127      $  127
Other invested assets (1)...............................   $2,299     $   29      $   29
Cash and cash equivalents...............................              $  109      $  109
Accrued investment income...............................              $   17      $   17
Premiums and other receivables (2)......................              $1,487      $1,442
Other assets............................................              $    4      $    4
Separate account assets.................................              $9,347      $9,347
Net embedded derivatives within asset host
  contracts (3).........................................              $  198      $  198
LIABILITIES
Policyholder account balances (2).......................              $2,302      $2,315
Payables for collateral under securities loaned and
  other transactions....................................              $  253      $  253
Other liabilities: (2)
Derivative liabilities..................................   $   15     $   --      $   --
Net embedded derivatives within liability host
  contracts (3).........................................              $   38      $   38
COMMITMENTS (4)
Commitments to fund private corporate bond investments..   $   10     $   --      $   --

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                         ESTIMATED
                                                   NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                   AMOUNT      VALUE      VALUE
-------------------------------------------------  --------   --------   ---------
                                                            (IN MILLIONS)
ASSETS
Fixed maturity securities........................              $1,576      $1,576
Equity securities................................              $    9      $    9
Mortgage loans...................................              $   76      $   78
Policy loans.....................................              $   28      $   35
Other limited partnership interests..............              $    2      $    2
Short-term investments...........................              $  189      $  189
Other invested assets (1)........................   $2,075     $  109      $  109
Cash and cash equivalents........................              $  517      $  517
Accrued investment income........................              $   16      $   16
Premiums and other receivables (2)...............              $1,057      $  898
Separate account assets..........................              $6,633      $6,633
Net embedded derivatives within asset host
  contracts (3)..................................              $  569      $  569
LIABILITIES
Policyholder account balances (2)................              $1,874      $1,627
Payables for collateral under securities loaned
  and other transactions.........................              $  385      $  385
Other liabilities: (2)
Derivative liabilities...........................   $   14     $   --      $   --
Other............................................              $    1      $    1
Net embedded derivatives within liability host
  contracts (3)..................................              $  226      $  226


--------

   (1) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (2) Carrying values presented herein differ from those presented in the balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Other Limited Partnership Interests -- Other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Other Invested Assets -- Other invested assets in the balance sheets are comprised of freestanding derivatives with positive estimated fair values. The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Other Assets -- Other assets in the balance sheets are principally comprised of deferred sales inducements, goodwill, capitalized software, and a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount presented in the preceding table represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flow using a discount rate that reflects the credit standing of the unaffiliated institution.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts are comprised of mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included mutual funds in the amount of $6.6 billion in Level 2 of the fair value hierarchy which were previously included in Level 1.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; interest due on cash collateral held in relation to securities lending; amounts due under ceded reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the sections labeled "Derivatives" and "Embedded Derivatives within Asset and Liability Host Contracts" which follow.

     The amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest due on cash collateral held in relation to securities lending. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance contracts related to such variable annuity guarantees. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances.

     The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     Commitments to Fund Private Corporate Bond Investments -- The estimated fair value for commitments to fund private corporate bond investments reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                 DECEMBER 31, 2009
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                       (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............         $ --              $   682           $ 16       $   698
  CMBS..................................           --                  313             --           313
  RMBS..................................           --                  310             --           310
  U.S. Treasury and agency securities...           73                  109             --           182
  ABS...................................           --                  121             32           153
  Foreign corporate securities..........           --                   96             20           116
  State and political subdivision
     securities.........................           --                   13             --            13
  Foreign government securities.........           --                   10             --            10
                                                 ----              -------           ----       -------
     Total fixed maturity securities....           73                1,654             68         1,795
                                                 ----              -------           ----       -------
Equity securities:
  Non-redeemable preferred stock........           --                    1             14            15
  Common stock..........................            1                   --             --             1
                                                 ----              -------           ----       -------
     Total equity securities............            1                    1             14            16
                                                 ----              -------           ----       -------
Short-term investments..................           82                   45             --           127
Derivative assets (1)...................            1                   28             --            29
Net embedded derivatives within asset
  host contracts (2)....................           --                   --            198           198
Separate account assets (3).............           --                9,347             --         9,347
                                                 ----              -------           ----       -------
  Total assets..........................         $157              $11,075           $280       $11,512
                                                 ====              =======           ====       =======
LIABILITIES
Net embedded derivatives within
  liability host contracts (2)..........         $ --              $    --           $ 38       $    38
                                                 ====              =======           ====       =======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                       (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $   --              $  618           $  8        $  626
  CMBS..................................            --                 215             --           215
  RMBS..................................            --                 306              5           311
  U.S. Treasury and agency securities...            72                 114             --           186
  ABS...................................            --                 122             25           147
  Foreign corporate securities..........            --                  64             19            83
  State and political subdivision
     securities.........................            --                  --             --            --
  Foreign government securities.........            --                   8             --             8
                                                ------              ------           ----        ------
     Total fixed maturity securities....            72               1,447             57         1,576
                                                ------              ------           ----        ------
Equity securities:
  Non-redeemable preferred stock........            --                  --              9             9
  Common stock..........................            --                  --             --            --
                                                ------              ------           ----        ------
     Total equity securities............            --                  --              9             9
                                                ------              ------           ----        ------
Short-term investments..................           144                  45             --           189
Derivative assets (1)...................            --                 109             --           109
Net embedded derivatives within asset
  host contracts (2)....................            --                  --            569           569
Separate account assets (3).............         6,633                  --             --         6,633
                                                ------              ------           ----        ------
  Total assets..........................        $6,849              $1,601           $635        $9,085
                                                ======              ======           ====        ======
LIABILITIES
Net embedded derivatives within
  liability host contracts (2)..........        $   --              $   --           $226        $  226
                                                ======              ======           ====        ======



--------

   (1) Derivative assets are presented within other invested assets.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities; exchange traded common stock; and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded interest rate futures.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


              U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, foreign government securities, state and political subdivision securities and ABS. Equity securities classified as Level 2 securities consist of non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivative instruments utilized by the Company for which the inputs used are observable, including interest rate floors, interest rate swaps, foreign currency swaps and credit default swaps. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; RMBS and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist of non-redeemable preferred stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                   FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                     -------------------------------------------------------------------------------------------------------
                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                              GAINS (LOSSES)
                                                               INCLUDED IN:
                                                          ----------------------    PURCHASES,
                       BALANCE,                                        OTHER          SALES,       TRANSFER IN
                     DECEMBER 31,   IMPACT OF   BALANCE,  EARNINGS COMPREHENSIVE  ISSUANCES AND    AND/OR OUT     BALANCE,
                         2007     ADOPTION (2) JANUARY 1,  (3, 4)  INCOME (LOSS) SETTLEMENTS (5) OF LEVEL 3 (6) DECEMBER 31,
                     ------------ ------------ ---------- -------- ------------- --------------- -------------- ------------
                                                               (IN MILLIONS)

FOR THE YEAR ENDED
  DECEMBER 31, 2009:
Fixed maturity
  securities:
  U.S. corporate
     securities.....                              $  8      $  --       $  2           $  6            $--          $ 16
  RMBS..............                                 5         (1)         1             (5)            --            --
  ABS...............                                25         (1)         9             (1)            --            32
  Foreign corporate
     securities.....                                19         --          7             (6)            --            20
                                                  ----      -----       ----           ----           ----          ----
     Total fixed
       maturity
       securities...                              $ 57      $  (2)      $ 19           $ (6)           $--          $ 68
                                                  ====      =====       ====           ====           ====          ====
Equity securities:
  Non-redeemable
     preferred
     stock..........                              $  9      $  --       $  5           $ --            $--          $ 14
                                                  ----      -----       ----           ----           ----          ----
     Total equity
       securities...                              $  9      $  --       $  5           $ --            $--          $ 14
                                                  ====      =====       ====           ====           ====          ====
Net embedded
  derivatives (7)...                              $343      $(205)      $ --           $ 22            $--          $160
FOR THE YEAR ENDED
  DECEMBER 31, 2008:
  Fixed maturity
     securities.....     $115          $--        $115      $  (8)      $(29)          $(27)           $ 6          $ 57
  Equity
     securities.....     $ 18         $ --        $ 18      $  --       $ (9)          $ --           $ --          $  9
  Net embedded
     derivatives
     (7)............     $ 56          $30        $ 86      $ 244       $ --           $ 13            $--          $343


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $30 million increase to net assets.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       Such amount was also impacted by a decrease to DAC of $10 million for a total impact of $20 million on Level 3 assets and liabilities.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                      -------------------------------------
                                                      CLASSIFICATION OF REALIZED/UNREALIZED
                                                                      GAINS
                                                          (LOSSES) INCLUDED IN EARNINGS
                                                      -------------------------------------
                                                                          NET
                                                          NET         INVESTMENT
                                                      INVESTMENT         GAINS
                                                        INCOME         (LOSSES)       TOTAL
                                                      ----------      ----------      -----
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  RMBS..............................................     $ --            $  (1)       $  (1)
  ABS...............................................       --               (1)          (1)
                                                         ----            -----        -----
     Total fixed maturity securities................      $--            $  (2)       $  (2)
                                                         ====            =====        =====
Net embedded derivatives............................      $--            $(205)       $(205)



                                                               TOTAL GAINS AND LOSSES
                                                       -------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                       -------------------------------------
                                                                           NET
                                                           NET         INVESTMENT
                                                       INVESTMENT         GAINS
                                                         INCOME         (LOSSES)       TOTAL
                                                       ----------      ----------      -----
                                                                   (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities............................     $ --            $ (8)         $ (8)
Net embedded derivatives.............................      $--            $244          $244

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                        RELATING TO ASSETS AND LIABILITIES
                                                            HELD AT DECEMBER 31, 2009
                                                      -------------------------------------
                                                                          NET
                                                          NET         INVESTMENT
                                                      INVESTMENT         GAINS
                                                        INCOME         (LOSSES)       TOTAL
                                                      ----------      ----------      -----
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  ABS...............................................     $ --            $  (3)       $  (3)
                                                         ----            -----        -----
     Total fixed maturity securities................      $--            $  (3)       $  (3)
                                                         ====            =====        =====
Net embedded derivatives............................      $--            $(202)       $(202)



                                                        CHANGES IN UNREALIZED GAINS (LOSSES)
                                                         RELATING TO ASSETS AND LIABILITIES
                                                             HELD AT DECEMBER 31, 2008
                                                       -------------------------------------
                                                                           NET
                                                           NET         INVESTMENT
                                                       INVESTMENT         GAINS
                                                         INCOME         (LOSSES)       TOTAL
                                                       ----------      ----------      -----
                                                                   (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities............................     $ --            $ (8)         $ (8)
Net embedded derivatives.............................      $--            $244          $244


  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

     At December 31, 2009, the Company held $2 million in cost basis other limited partnership interests which were impaired during the year ended December 31, 2009 based on the underlying limited partnership financial statements. Included within net investment gains (losses) for such other limited partnerships are impairments of $1 million for the year ended December 31, 2009. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes a private equity fund that invests primarily in domestic leveraged buyout funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $1 million as of December 31, 2009.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                               DAC   VOBA   TOTAL
                                                              ----   ----   -----
                                                                 (IN MILLIONS)
Balance at January 1, 2007..................................  $449   $184    $633
  Capitalizations...........................................    89     --      89
                                                              ----   ----    ----
     Subtotal...............................................   538    184     722
                                                              ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses)..........................    34      6      40
     Other expenses.........................................    63     25      88
                                                              ----   ----    ----
       Total amortization...................................    97     31     128
                                                              ----   ----    ----
  Less: Unrealized investment gains (losses)................    (3)    (1)     (4)
                                                              ----   ----    ----
Balance at December 31, 2007................................   444    154     598
  Capitalizations...........................................    89     --      89
                                                              ----   ----    ----
     Subtotal...............................................   533    154     687
                                                              ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses)..........................    31     --      31
     Other expenses.........................................   117     35     152
                                                              ----   ----    ----
       Total amortization...................................   148     35     183
                                                              ----   ----    ----
  Less: Unrealized investment gains (losses)................   (50)   (13)    (63)
                                                              ----   ----    ----
Balance at December 31, 2008................................   435    132     567
  Capitalizations...........................................    69     --      69
                                                              ----   ----    ----
     Subtotal...............................................   504    132     636
                                                              ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses)..........................   (55)    --     (55)
     Other expenses.........................................    58     (1)     57
                                                              ----   ----    ----
       Total amortization...................................     3     (1)      2
                                                              ----   ----    ----
  Less: Unrealized investment gains (losses)................    54     17      71
                                                              ----   ----    ----
Balance at December 31, 2009................................  $447   $116    $563
                                                              ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $20 million in 2010, $18 million in 2011, $15 million in 2012, $14 million in 2013, and $11 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ---------------------------
                                                              2009       2008       2007
                                                             ------     ------     -----
                                                                    (IN MILLIONS)
Balance at January 1,...................................     $   88     $   90     $  80
Capitalization..........................................         11         18        19
Amortization............................................        (13)       (20)       (9)
                                                             ------     ------     -----
Balance at December 31,.................................       $ 86       $ 88       $90
                                                             ======     ======     =====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $9,347 million and $6,633 million at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $155 million, $141 million and $138 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For each of the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                     DECEMBER 31,
                                           ---------------------------------------------------------------
                                                        2009                             2008
                                           ------------------------------   ------------------------------
                                               IN THE             AT            IN THE             AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                    (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................      $   3,789             N/A        $   2,382             N/A
Net amount at risk (2)..................      $     231 (3)         N/A        $     675 (3)         N/A
Average attained age of
  contractholders.......................       62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................      $   6,800       $   6,381        $   5,390       $   4,239
Net amount at risk (2)..................      $   1,229 (3)   $   1,259 (4)    $   2,256 (3)   $   2,003 (4)
Average attained age of
  contractholders.......................       63 years        63 years         62 years        62 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                             ANNUITY CONTRACTS
                                                        --------------------------
                                                        GUARANTEED     GUARANTEED
                                                           DEATH     ANNUITIZATION
                                                         BENEFITS       BENEFITS     TOTAL
                                                        ----------   -------------   -----
                                                                   (IN MILLIONS)
DIRECT:
  Balance at January 1, 2007..........................     $ 16           $ 7         $ 23
     Incurred guaranteed benefits.....................        3             6            9
     Paid guaranteed benefits.........................       (1)           --           (1)
                                                           ----           ---         ----
  Balance at December 31, 2007........................       18            13           31
     Incurred guaranteed benefits.....................       50            61          111
     Paid guaranteed benefits.........................      (26)           --          (26)
                                                           ----           ---         ----
  Balance at December 31, 2008........................       42            74          116
     Incurred guaranteed benefits.....................       33            (4)          29
     Paid guaranteed benefits.........................      (47)           --          (47)
                                                           ----           ---         ----
  Balance at December 31, 2009........................     $ 28           $70         $ 98
                                                           ====           ===         ====
CEDED:
  Balance at January 1, 2007..........................     $ 16           $ 7         $ 23
     Incurred guaranteed benefits.....................        3            (2)           1
     Paid guaranteed benefits.........................       (1)           --           (1)
                                                           ----           ---         ----
  Balance at December 31, 2007........................       18             5           23
     Incurred guaranteed benefits.....................       50            20           70
     Paid guaranteed benefits.........................      (26)           --          (26)
                                                           ----           ---         ----
  Balance at December 31, 2008........................       42            25           67
     Incurred guaranteed benefits.....................       33            (1)          32
     Paid guaranteed benefits.........................      (47)           --          (47)
                                                           ----           ---         ----
  Balance at December 31, 2009........................     $ 28           $24         $ 52
                                                           ====           ===         ====
NET:
  Balance at January 1, 2007..........................     $ --           $--         $ --
     Incurred guaranteed benefits.....................       --             8            8
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2007........................       --             8            8
     Incurred guaranteed benefits.....................       --            41           41
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2008........................       --            49           49
     Incurred guaranteed benefits.....................       --            (3)          (3)
     Paid guaranteed benefits.........................       --            --           --
                                                           ----           ---         ----
  Balance at December 31, 2009........................     $ --           $46         $ 46
                                                           ====           ===         ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Fund Groupings:
  Balanced......................................................  $5,124   $1,838
  Equity........................................................   3,303    4,134
  Bond..........................................................     504      346
  Specialty.....................................................     189       30
  Money Market..................................................     179      242
                                                                  ------   ------
     Total......................................................  $9,299   $6,590
                                                                  ======   ======



7.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance policies. Under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures 100% of the living and death benefit guarantees in connection with its variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2009, the Company had $7 million of unsecured unaffiliated reinsurance recoverable balances. Of this total, 100% was with the Company's largest unaffiliated ceded reinsurer and was unsecured.

     The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                        -------------------------------------
                                                           2009          2008          2007
                                                        ---------     ---------     ---------
                                                                    (IN MILLIONS)
PREMIUMS:
  Direct premiums.....................................  $       5     $       9     $      13
  Reinsurance ceded...................................         (1)           --            (1)
                                                        ---------     ---------     ---------
     Net premiums.....................................       $  4          $  9          $ 12
                                                        =========     =========     =========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees......................................       $185          $191          $201
  Reinsurance ceded...................................        (29)          (31)          (39)
                                                        ---------     ---------     ---------
     Net universal life and investment-type product
       policy fees....................................       $156          $160          $162
                                                        =========     =========     =========
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims.............       $ 49          $150          $ 43
  Reinsurance ceded...................................        (13)          (61)           (7)
                                                        ---------     ---------     ---------
     Net policyholder benefits and claims.............       $ 36          $ 89          $ 36
                                                        =========     =========     =========



     The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                    DECEMBER 31, 2009
                                                            --------------------------------
                                                             TOTAL
                                                            BALANCE            TOTAL, NET OF
                                                             SHEET     CEDED    REINSURANCE
                                                            -------   ------   -------------
                                                                      (IN MILLIONS)
ASSETS:
Premiums and other receivables...........................    $1,780   $1,751        $ 29
Deferred policy acquisition costs and value of business
  acquired...............................................       563      (53)        616
                                                             ------   ------        ----
  Total assets...........................................    $2,343   $1,698        $645
                                                             ======   ======        ====
LIABILITIES:
Other liabilities........................................    $   41   $    7        $ 34
                                                             ------   ------        ----
  Total liabilities......................................    $   41   $    7        $ 34
                                                             ======   ======        ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                    DECEMBER 31, 2008
                                                            --------------------------------
                                                             TOTAL
                                                            BALANCE            TOTAL, NET OF
                                                             SHEET     CEDED    REINSURANCE
                                                            -------   ------   -------------
                                                                      (IN MILLIONS)
ASSETS:
Premiums and other receivables...........................    $1,711   $1,713        $ (2)
Deferred policy acquisition costs and value of business
  acquired...............................................       567      (37)        604
                                                             ------   ------        ----
  Total assets...........................................    $2,278   $1,676        $602
                                                             ======   ======        ====
LIABILITIES:
Other liabilities........................................    $  365   $   91        $274
                                                             ------   ------        ----
  Total liabilities......................................    $  365   $   91        $274
                                                             ======   ======        ====



     The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC") and Exeter Reassurance Company, Ltd.

     Information regarding the effect of affiliated reinsurance included in the statements of operations is as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                              ----------------------------
                                                               2009       2008       2007
                                                              ------     ------     ------
                                                                      (IN MILLIONS)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance ceded.........................................   $(28)      $(30)      $(38)
OTHER REVENUES:
  Reinsurance ceded.........................................   $ 79       $ 29       $ 45
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance ceded (1).....................................   $(12)      $(60)      $ (7)
OTHER EXPENSES:
  Reinsurance ceded.........................................   $ (3)      $ (1)      $ (2)


--------

   (1) In September 2008, the Company's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA at December 31, 2008 include ceded benefits of ($1) million.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of ceded affiliated reinsurance included in the balance sheets is as follows:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
ASSETS:
Premiums and other receivables..................................  $1,742   $1,705
Deferred policy acquisition costs and value of business
  acquired......................................................     (53)     (37)
                                                                  ------   ------
  Total assets..................................................  $1,689   $1,668
                                                                  ======   ======
LIABILITIES:
Other liabilities...............................................  $    6   $   91
                                                                  ------   ------
  Total liabilities.............................................  $    6   $   91
                                                                  ======   ======



     The Company has ceded risks to an affiliate related to guaranteed minimum benefit guarantees written by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $198 million and $569 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($404) million, $475 million and $110 million, respectively, in changes in fair value of such embedded derivatives, as well as the associated bifurcation fees.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. At December 31, 2009, the Company had $1,489 million of unsecured affiliated reinsurance recoverable balances.

8.  INCOME TAX

     The provision for income tax is as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2009      2008      2007
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Current:
  Federal...................................................     $ (2)     $(36)      $(4)
Deferred:
  Federal...................................................      (81)      108        27
                                                                 ----      ----       ---
Provision for income tax expense (benefit)..................     $(83)     $ 72       $23
                                                                 ====      ====       ===


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                              2009       2008       2007
                                                              ----       ----       ----
                                                                     (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $(67)      $ 82        $33
Tax effect of:
  Tax-exempt investment income..............................   (12)       (10)        (9)
  Prior year tax............................................    (4)        --         (2)
  Other, net................................................    --         --          1
                                                              ----       ----        ---
Provision for income tax expense (benefit)..................  $(83)      $ 72        $23
                                                              ====       ====        ===



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                      DECEMBER 31,
                                                                    ---------------
                                                                    2009       2008
                                                                    ----       ----
                                                                     (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables........................  $ 48       $ --
  Net unrealized investment losses................................    23         84
  Other...........................................................     5          1
                                                                    ----       ----
                                                                      76         85
                                                                    ----       ----
Deferred income tax liabilities:
  Policyholder liabilities and receivables........................    --         24
  Investments.....................................................    32         35
  DAC.............................................................   172        173
                                                                    ----       ----
                                                                     204        232
                                                                    ----       ----
Net deferred income tax liability.................................  $128       $147
                                                                    ====       ====



     The Company has not established a valuation allowance against the deferred tax asset of $23 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $2 million, $33 million and $2 million for 2009, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


U.S. federal, state and local income tax examinations by tax authorities for years prior to 2004. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $16 million and $10 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $4 million related to a true-up of the prior year tax return.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                      DECEMBER 31,
                                                                     --------------
                                                                     2009      2008
                                                                     ----      ----
                                                                      (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $1        $1
  Receivable for reimbursement of paid assessments (1).............    4         7
                                                                      --        --
                                                                      $5        $8
                                                                      ==        ==
Other Liabilities:
  Insolvency assessments...........................................   $7        $8
                                                                      ==        ==



--------

   (1) The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $4 million and $1 million at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $10 million at December 31, 2009. The Company did not have any unfunded commitments at December 31, 2008.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received a cash contribution of $50 million from MetLife during the year ended December 31, 2008. There were no contributions received for the years ended December 31, 2009 and 2007.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income (loss) of the Company, as filed with the Department, was $49 million, ($35) million and $40 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Department, was $411 million and $398 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


realized capital gains). The Company will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance. During the years ended December 31, 2009, 2008 and 2007, the Company did not pay dividends to MetLife. Because the Company's statutory unassigned funds surplus was negative, the Company cannot pay any dividends in 2010 without prior regulatory approval.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                   YEARS ENDED
                                                                   DECEMBER 31,
                                                               -------------------
                                                               2009    2008   2007
                                                               ----   -----   ----
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year.......................................................  $228   $(305)  $(27)
Income tax effect of holding gains (losses)..................   (80)    107      9
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income..................................................    20      26      7
  Amortization of premiums and accretion of discounts
     associated with investments.............................    (1)     (3)    --
  Income tax effect..........................................    (7)     (8)    (3)
Allocation of holding (gains) losses on investments relating
  to other policyholder amounts..............................   (71)     63      4
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts.................................    25     (22)    (1)
                                                               ----   -----   ----
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...................   114    (142)   (11)
Cumulative effect of change in accounting principle, net of
  income tax of $1 million, effective April 1, 2009 (See Note
  1).........................................................    (1)     --     --
                                                               ----   -----   ----
Other comprehensive income (loss)............................  $113   $(142)  $(11)
                                                               ====   =====   ====



11.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 2009      2008      2007
                                                                ------    ------    ------
                                                                       (IN MILLIONS)
Compensation................................................     $ 11      $ 18      $ 16
Commissions.................................................       71        85        95
Amortization of DAC and VOBA................................        2       183       128
Capitalization of DAC.......................................      (69)      (89)      (89)
Insurance tax...............................................        3         2         3
Other.......................................................       53        45        52
                                                                 ----      ----      ----
  Total other expenses......................................     $ 71      $244      $205
                                                                 ====      ====      ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Amortization and Capitalization of DAC and VOBA

     See Note 5 for a rollforward of DAC and VOBA including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 7 and 12 for discussion of affiliated expenses included in the table above.

12.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $47 million, $31 million and $37 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $13 million, $21 million and $20 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $44 million, $61 million and $94 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into a service agreement with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $16 million, $14 million and $15 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million, included in other expenses, for services performed under the global service agreement for the year ended December 31, 2009. The Company did not incur any such expenses for the years ended December 31, 2008 and 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $23 million, $22 million and $21 million included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had net receivables from affiliates of $11 million at December 31, 2009 and net payables to affiliates of $21 million at December 31, 2008, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7.

     See Notes 2 and 7 for additional related party transactions.

13.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 financial statements.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Financial Statements

for the Years Ended December 31, 2009, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance
Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (an indirect wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 7, 2010

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      2009      2008
                                                                    -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $6,168 and $6,582, respectively).....   $ 6,394   $ 6,140
  Equity securities available-for-sale, at estimated fair value
     (cost: $149 and $166, respectively).........................       150       135
  Mortgage loans (net of valuation allowances of $3 and $0,
     respectively)...............................................       369       219
  Policy loans...................................................     1,781     1,691
  Real estate and real estate joint ventures.....................        54        55
  Other limited partnership interests............................        96        81
  Short-term investments.........................................       219       514
  Other invested assets..........................................        54       126
                                                                    -------   -------
     Total investments...........................................     9,117     8,961
Cash and cash equivalents........................................       158       152
Accrued investment income........................................        96        99
Premiums and other receivables...................................     2,235     2,177
Deferred policy acquisition costs and value of business
  acquired.......................................................       192       279
Current income tax recoverable...................................        47        23
Deferred income tax assets.......................................        88       210
Other assets.....................................................       152       136
Separate account assets..........................................     1,415     1,484
                                                                    -------   -------
     Total assets................................................   $13,500   $13,521
                                                                    =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits.........................................   $ 5,086   $ 5,176
  Policyholder account balances..................................     4,291     4,143
  Other policyholder funds.......................................       235       249
  Policyholder dividends payable.................................       103       107
  Payables for collateral under securities loaned and other
     transactions................................................       426       806
  Long-term debt.................................................       101       101
  Other liabilities..............................................       556       446
  Separate account liabilities...................................     1,415     1,484
                                                                    -------   -------
     Total liabilities...........................................    12,213    12,512
                                                                    -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)

STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding............         3         3
Additional paid-in capital.......................................     1,156     1,243
Retained earnings................................................        --        71
Accumulated other comprehensive income (loss)....................       128      (308)
                                                                    -------   -------
     Total stockholder's equity..................................     1,287     1,009
                                                                    -------   -------
     Total liabilities and stockholder's equity..................   $13,500   $13,521
                                                                    =======   =======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                              2009    2008    2007
                                                             -----   ------   ----
REVENUES
Premiums...................................................  $ 265   $  284   $308
Universal life and investment-type product policy fees.....    177      160    188
Net investment income......................................    511      474    511
Other revenues.............................................      9        6     37
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities............................................    (37)     (75)    (1)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss....     12       --     --
  Other net investment gains (losses), net.................   (225)     212    (90)
                                                             -----   ------   ----
  Total net investment gains (losses)......................   (250)     137    (91)
                                                             -----   ------   ----
     Total revenues........................................    712    1,061    953
                                                             -----   ------   ----
EXPENSES
Policyholder benefits and claims...........................    414      454    485
Interest credited to policyholder account balances.........    140      140    147
Policyholder dividends.....................................    169      168    163
Other expenses.............................................    106       84     77
                                                             -----   ------   ----
  Total expenses...........................................    829      846    872
                                                             -----   ------   ----
Income (loss) from continuing operations before provision
  for income tax...........................................   (117)     215     81
Provision for income tax expense (benefit).................    (65)      95     39
                                                             -----   ------   ----
Income (loss) from continuing operations, net of income
  tax......................................................    (52)     120     42
Income (loss) from discontinued operations, net of income
  tax......................................................     --     (201)   298
                                                             -----   ------   ----
Net income (loss)..........................................    (52)     (81)   340
Less: Net income attributable to noncontrolling interests..     --       94    141
                                                             -----   ------   ----
Net income (loss) attributable to General American Life
  Insurance Company........................................  $ (52)  $ (175)  $199
                                                             =====   ======   ====




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                      FOR THE YEAR ENDED DECEMBER 31, 2009

                                  (IN MILLIONS)


                                                                             ACCUMULATED OTHER COMPREHENSIVE
                                                                                      INCOME (LOSS)
                                                                 -------------------------------------------------------
                                                                     NET
                                                                 UNREALIZED                     FOREIGN        DEFINED
                                        ADDITIONAL               INVESTMENT    OTHER-THAN-      CURRENCY       BENEFIT
                               COMMON     PAID-IN     RETAINED      GAINS       TEMPORARY     TRANSLATION       PLANS       TOTAL
                               STOCK      CAPITAL     EARNINGS    (LOSSES)     IMPAIRMENTS    ADJUSTMENTS    ADJUSTMENT    EQUITY
                              -------   ----------   ---------   ----------   -------------   -----------   ------------   ------
Balance at December 31,
  2008......................  $     3     $  1,243   $      71   $     (299)  $          --   $       (10)  $          1   $1,009
Cumulative effect of change
  in accounting principle,
  net of income tax (Note
  1)........................                                 1                           (1)                                   --
Dividends on common stock...                   (87)        (20)                                                              (107)
Change in equity of
  noncontrolling interests..
Comprehensive income:
  Net loss..................                               (52)                                                               (52)
  Other comprehensive
     income:
     Unrealized investment
       gains (losses), net
       of related offsets
       and income tax.......                                            448              (9)                                  439
     Defined benefit plans
       adjustment, net of
       income tax...........                                                                                          (2)      (2)
                                                                                                                           ------
     Other comprehensive
       income...............                                                                                                  437
                                                                                                                           ------
  Comprehensive income......                                                                                                  385
                              -------   ----------   ---------   ----------   -------------   -----------   ------------   ------
Balance at December 31,
  2009......................       $3       $1,156        $ --        $ 149            $(10)         $(10)           $(1)  $1,287
                              =======   ==========   =========   ==========   =============   ===========   ============   ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      FOR THE YEAR ENDED DECEMBER 31, 2008

                                  (IN MILLIONS)


                                                           ACCUMULATED OTHER COMPREHENSIVE
                                                                    INCOME (LOSS)
                                                          ---------------------------------
                                                                                            TOTAL GENERAL
                                                              NET                           AMERICAN LIFE
                                                          UNREALIZED   FOREIGN     DEFINED    INSURANCE   NONCONTROLLING
                                      ADDITIONAL          INVESTMENT   CURRENCY    BENEFIT    COMPANY'S      INTERESTS
                               COMMON   PAID-IN  RETAINED    GAINS   TRANSLATION    PLANS   STOCKHOLDER'S  DISCONTINUED    TOTAL
                                STOCK   CAPITAL  EARNINGS  (LOSSES)  ADJUSTMENTS ADJUSTMENT     EQUITY      OPERATIONS     EQUITY
                               ------ ---------- -------- ---------- ----------- ---------- ------------- --------------  -------
Balance at December 31,
  2007......................       $3    $ 1,849  $   969      $ 348       $ 112        $(3)      $ 3,278        $ 1,534  $ 4,812
Equity transaction of
  majority owned
  subsidiary................                 (11)                                                     (11)                    (11)
Dividend of interests in
  subsidiary (Note 2).......                (595)    (723)                                         (1,318)                 (1,318)
Dividends on common stock...                                                                                          34       34
Change in equity of
  noncontrolling interests..                                                                                      (1,409)  (1,409)
Comprehensive loss:
  Net income (loss).........                         (175)                                           (175)            94      (81)
  Other comprehensive loss:
     Unrealized investment
       gains (losses), net
       of related offsets
       and income tax.......                                    (647)                                (647)          (150)    (797)
     Foreign currency
       translation
       adjustments, net of
       income tax...........                                                (122)                    (122)          (107)    (229)
     Defined benefit plans
       adjustment, net of
       income tax...........                                                              4             4              4        8
                                                                                                  -------        -------  -------
     Other comprehensive
       loss.................                                                                         (765)          (253)  (1,018)
                                                                                                  -------        -------  -------
  Comprehensive loss........                                                                         (940)          (159)  (1,099)
                               ------ ---------- -------- ---------- ----------- ---------- ------------- --------------  -------
Balance at December 31,
  2008......................       $3     $1,243    $  71      $(299)      $ (10)       $ 1       $ 1,009        $    --  $ 1,009
                               ====== ========== ======== ========== =========== ========== ============= ==============  =======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                  (IN MILLIONS)


                                                          ACCUMULATED OTHER COMPREHENSIVE
                                                                   INCOME (LOSS)
                                                         ---------------------------------
                                                                                           TOTAL GENERAL     NON-
                                                             NET                           AMERICAN LIFE CONTROLLING
                                                         UNREALIZED   FOREIGN     DEFINED    INSURANCE    INTERESTS
                                     ADDITIONAL          INVESTMENT   CURRENCY    BENEFIT    COMPANY'S     DISCON-
                              COMMON   PAID-IN  RETAINED    GAINS   TRANSLATION    PLANS   STOCKHOLDER'S    TINUED    TOTAL
                               STOCK   CAPITAL  EARNINGS  (LOSSES)  ADJUSTMENTS ADJUSTMENT     EQUITY     OPERATIONS EQUITY
                              ------ ---------- -------- ---------- ----------- ---------- ------------- ----------- ------
Balance at December 31,
  2006.....................       $3    $ 1,839   $  775       $369        $ 52        $(4)       $3,034      $1,347 $4,381
Cumulative effect of change
  in accounting principle,
  net of income tax (Note
  1).......................                           (5)                                             (5)        (11)   (16)
                              ------ ---------- -------- ---------- ----------- ---------- ------------- ----------- ------
Balance at January 1,
  2007.....................        3      1,839      770        369          52         (4)        3,029       1,336  4,365
Equity transaction of
  majority owned
  subsidiary...............                  10                                                       10                 10
Dividends on common stock..                                                                                      (34)   (34)
Change in equity of
  noncontrolling
  interests................                                                                                       42     42
Comprehensive income:
  Net income...............                          199                                             199         141    340
  Other comprehensive
     income:
     Unrealized investment
       gains (losses), net
       of related offsets
       and income tax......                                     (21)                                 (21)         (8)   (29)
     Foreign currency
       translation
       adjustments, net of
       income tax..........                                                  60                       60          56    116
     Defined benefit plans
       adjustment, net of
       income tax..........                                                              1             1           1      2
                                                                                                  ------      ------ ------
     Other comprehensive
       income..............                                                                           40          49     89
                                                                                                  ------      ------ ------
  Comprehensive income.....                                                                          239         190    429
                              ------ ---------- -------- ---------- ----------- ---------- ------------- ----------- ------
Balance at December 31,
  2007.....................       $3     $1,849     $969       $348        $112        $(3)       $3,278      $1,534 $4,812
                              ====== ========== ======== ========== =========== ========== ============= =========== ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)



                                                            2009      2008      2007
                                                           ------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)........................................  $  (52)  $   (81)  $   340
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
     Depreciation and amortization expenses..............       7         7         7
     Amortization of premiums and accretion of discounts
       associated with investments, net..................     (43)      (32)      (33)
     (Gains) losses from sales of investments and
       businesses, net...................................     250       502       268
     Interest credited to policyholder account balances..     140       248       409
     Interest credited to equity linked notes............     (25)       44        (2)
     Universal life and investment-type product policy
       fees..............................................    (177)     (160)     (188)
     Change in premiums and other receivables............     (58)     (116)     (226)
     Change in deferred policy acquisition costs, net....      25      (262)     (339)
     Change in insurance-related liabilities.............    (109)      294     1,348
     Change in income tax payable........................    (138)      124        65
     Change in other assets..............................      31       (96)      117
     Change in other liabilities.........................      72       163       291
     Other, net..........................................       5       (46)        5
                                                           ------   -------   -------
Net cash (used in) provided by operating activities......     (72)      589     2,062
                                                           ------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities...........................   1,383     3,221     2,974
     Equity securities...................................      20        41        34
     Mortgage loans......................................       6        74        26
     Real estate and real estate joint ventures..........      --        --         1
     Other limited partnership interests.................      13         4         1
  Purchases of:
     Fixed maturity securities...........................    (934)   (3,167)   (4,116)
     Equity securities...................................     (18)      (59)      (12)
     Mortgage loans......................................    (158)       (5)     (129)
     Real estate and real estate joint ventures..........      (2)       (2)       (1)
     Other limited partnership interests.................     (25)      (66)      (19)
  Net change in short-term investments...................     284      (255)      123
  Dividend of subsidiary.................................      --      (270)       --
  Net change in other invested assets....................     (92)     (416)     (976)
  Other, net.............................................     (91)      (24)      (43)
                                                           ------   -------   -------
Net cash provided by (used in) investing activities......  $  386   $  (924)  $(2,137)
                                                           ------   -------   -------




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                            -----   -------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $ 535   $ 1,379   $1,147
     Withdrawals..........................................   (356)     (714)    (986)
  Net change in payables for collateral under securities
     loaned and other transactions........................   (380)     (632)    (204)
  Net change in short-term debt -- affiliated.............     --       (50)      50
  Long-term debt issued...................................     --        --      297
  Long-term debt repaid...................................     --        (3)     (79)
  Dividends on common stock...............................   (107)       --       --
                                                            -----   -------   ------
Net cash (used in) provided by financing activities.......   (308)      (20)     225
                                                            -----   -------   ------
Change in cash and cash equivalents.......................      6      (355)     150
Cash and cash equivalents, beginning of year..............    152       507      357
                                                            -----   -------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $ 158   $   152   $  507
                                                            =====   =======   ======
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year.......................................  $  --   $   404   $  164
                                                            =====   =======   ======
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END
  OF YEAR.................................................  $  --   $    --   $  404
                                                            =====   =======   ======
Cash and cash equivalents, from continuing operations,
  beginning of year.......................................  $ 152   $   103   $  193
                                                            =====   =======   ======
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END
  OF YEAR.................................................  $ 158   $   152   $  103
                                                            =====   =======   ======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.............................................  $   9   $    84   $  129
                                                            =====   =======   ======
     Income tax...........................................  $  73   $   (26)  $  (85)
                                                            =====   =======   ======
  Non-cash transactions during the year:
     Dividend of subsidiary:
       Assets disposed....................................  $  --   $22,135   $   --
       Less: liabilities disposed.........................     --    20,689       --
                                                            -----   -------   ------
       Net assets disposed................................     --     1,446       --
       Add: cash disposed.................................     --       270       --
       Less: dividend of interests in subsidiary..........     --     1,318       --
                                                            -----   -------   ------
       Loss on dividend of interests in subsidiary........  $  --   $   398   $   --
                                                            =====   =======   ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     See Note 2 for discussion concerning the disposition of a subsidiary.

     The Company adopted revised guidance on the accounting for noncontrolling interests in the consolidated financial statements, effective January 1, 2009, which requires retrospective reclassification for all periods presented of noncontrolling interests (formerly called minority interests) to the equity section of the balance sheet and change in presentation of net income (loss) in the consolidated cash flows to include the portion of net income (loss) attributable to noncontrolling interests with a corresponding reduction in other operating activities. These consolidated financial statements present retrospective changes required under this revised guidance for the periods prior to the adoption as of January 1, 2009. For the impact for the years ended December 31, 2008 and 2007 refer to "Adoption of New Accounting
Pronouncements -- Business Combinations and Noncontrolling Interests."

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2009 presentation. See Note 15 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     securities; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
               the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on fixed maturity securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their investment income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses). In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include hybrid securities and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain real estate joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships and cash held in trust.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are accounted for under the equity method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

          The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

          The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements. The Company did not consolidate any of its VIEs at December 31, 2009 and 2008.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company's net investment gains (losses) on foreign operations are related to the operations of Reinsurance Group of America, Incorporated ("RGA"), a former majority owned subsidiary, and are included in income (loss) from discontinued operations, net of income tax. See Note 15.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheets at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $76 million and $74 million at December 31, 2009 and 2008, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $64 million and $60 million at December 31, 2009 and 2008, respectively. Related depreciation and amortization expense was $3 million, $2 million and $3 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $28 million and $27 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $23 million and $21 million at December 31, 2009 and 2008, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2009, 2008 and 2007.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment test, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     During the 2009 impairment test of goodwill, management concluded that the fair value was in excess of the carrying value and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2008 and 2007. Goodwill was $35 million at both December 31, 2009 and 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 48% and 50% of the Company's life insurance in-force, and 74% and 75% of the number of life insurance policies in-force, at December 31, 2009 and 2008, respectively. Participating policies represented approximately 99% and 100% of gross and net life insurance premiums for the years ended December 31, 2009, 2008 and 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 5% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities are 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 3% to 6%, less expenses, mortality charges and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Funds Withheld

     Funds withheld represent amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments. As a result, the Company records a funds withheld payable within other liabilities. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio and records it in other expenses.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans.

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES interest on 30-year Treasury securities, for each account balance. At December 31, 2008, virtually all the obligations were calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The expected postretirement plan benefit obligations ("EPBO") represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligation ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     The Company recognizes the funded status of the PBO for pension plans and the APBO for other postretirement plans for each of its plans in the consolidated balance sheets. The actuarial gains or losses, prior service costs and credits and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income (loss).

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. The Company's net investment gains (losses) on foreign operations are related to the operations of RGA, and are included in income (loss) from discontinued operations, net of income tax. See Note 15.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss) to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $1 million, net of deferred income taxes of less than $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $12 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. Financial statements and disclosures for periods prior to 2009 reflect the retrospective application of the accounting for noncontrolling interests as required under this guidance. As a result of its implementation, total equity at December 31, 2008 and 2007 increased by $0 and $1,534 million, respectively, representing noncontrolling interests with an offsetting impact to other liabilities and total liabilities, as a result of the elimination of minority interests. Also as a result of the adoption, income from continuing operations increased by $94 million and $141 million for the years ended December 31, 2008 and 2007, respectively, with the corresponding increase in net income attributable to noncontrolling interests for the years ended December 31, 2008 and 2007.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. At January 1, 2008, adopting the guidance on assets and liabilities measured at estimated fair value did not have a material impact on the Company's consolidated financial statements. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income
(loss). The Company provided all of the material disclosures in Note 5.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2009, the Company adopted new guidance to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement benefit plans. This guidance requires an employer to disclose information about the valuation of plan assets similar to that required under other fair value disclosure guidance. The Company provided all of the material disclosures in its consolidated financial statements.

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. As a result of the implementation, the Company recognized an $11 million decrease in the liability for unrecognized tax benefits, no change in the interest liability for unrecognized tax benefits, and an $11 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale, resulting in no corresponding change to the January 1, 2007 balance of retained earnings.

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of this guidance resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $5 million, net of income tax of $3 million, which was recorded as a reduction to retained earnings.

     The following new pronouncement had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds). The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.  DISPOSITION

  DISPOSITION OF REINSURANCE GROUP OF AMERICA, INCORPORATED

     In September 2008, MetLife completed a tax-free split-off of RGA. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. General American retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they have been classified within equity securities in the consolidated financial statements of the Company at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. General American has agreed to dispose of the remaining shares of RGA within the next five years. In connection with General American's agreement to dispose of the remaining shares, General American also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

     The impact of the disposition of the Company's investment in RGA is reflected in the Company's consolidated financial statements as discontinued operations. See Note 15 for reclassifications related to discontinued operations.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                      -----------------------------------------------------------
                                                       GROSS UNREALIZED
                                       COST OR    --------------------------
                                      AMORTIZED          TEMPORARY      OTTI    ESTIMATED    % OF
                                         COST     GAIN      LOSS        LOSS   FAIR VALUE   TOTAL
                                      ---------   ----   ---------      ----   ----------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $2,209    $117      $ 72         $--     $2,254      35.3%
Foreign corporate securities........       865     128        31          --        962      15.0
Foreign government securities.......       609     211         2          --        818      12.8
CMBS................................       821       9        63          --        767      12.0
RMBS................................       783      29        57          11        744      11.6
U.S. Treasury and agency
  securities........................       466       8        16          --        458       7.2
ABS.................................       359       6        28           4        333       5.2
State and political subdivision
  securities........................        56       2        --          --         58       0.9
                                        ------    ----      ----         ---     ------     -----
  Total fixed maturity
     securities(1),(2)..............    $6,168    $510      $269         $15     $6,394     100.0%
                                        ======    ====      ====         ===     ======     =====
EQUITY SECURITIES:
Common stock........................    $  144    $ --      $ --         $--     $  144      96.0%
Non-redeemable preferred stock(1)...         5       1        --          --          6       4.0
                                        ------    ----      ----         ---     ------     -----
  Total equity securities(3)........    $  149    $  1      $ --         $--     $  150     100.0%
                                        ======    ====      ====         ===     ======     =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             DECEMBER 31, 2008
                                              -----------------------------------------------
                                                               GROSS
                                               COST OR      UNREALIZED
                                              AMORTIZED   --------------    ESTIMATED    % OF
                                                 COST     GAIN      LOSS   FAIR VALUE   TOTAL
                                              ---------   ----      ----   ----------   -----
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................    $2,434    $ 36      $235     $2,235      36.4%
Foreign corporate securities................       900      53       121        832      13.5
Foreign government securities...............       592     196        14        774      12.6
CMBS........................................       876       1       215        662      10.8
RMBS........................................     1,063      19       121        961      15.7
U.S. Treasury and agency securities.........       292      80        --        372       6.1
ABS.........................................       409      --       120        289       4.7
State and political subdivision securities..        16      --         1         15       0.2
                                                ------    ----      ----     ------     -----
  Total fixed maturity securities(1),(2)....    $6,582    $385      $827     $6,140     100.0%
                                                ======    ====      ====     ======     =====
EQUITY SECURITIES:
Common stock................................    $  157    $ --      $ 28     $  129      95.6%
Non-redeemable preferred stock(1)...........         9      --         3          6       4.4
                                                ------    ----      ----     ------     -----
  Total equity securities(3)................    $  166    $ --      $ 31     $  135     100.0%
                                                ======    ====      ====     ======     =====



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                          DECEMBER 31,
                                                                                    -----------------------
                                  CLASSIFICATION                                       2009         2008
---------------------------------------------------------------------------------   ----------   ----------
CONSOLIDATED BALANCE                                                                 ESTIMATED    ESTIMATED
SHEETS                             SECTOR TABLE              PRIMARY ISSUERS        FAIR VALUE   FAIR VALUE
--------------------        -------------------------   -------------------------   ----------   ----------
                                                                                         (IN MILLIONS)
Equity securities           Non-redeemable preferred    Non-U.S. financial
                            stock                       institutions                    $ 2          $ 3
Equity securities           Non-redeemable preferred    U.S. financial
                            stock                       institutions                    $ 1          $ 3
Fixed maturity securities   Foreign corporate           Non-U.S. financial
                            securities                  institutions                    $38          $33


   (2) The Company held $55 million and $65 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented $3 million at estimated fair value at both December 31, 2009 and 2008.

     The Company held foreign currency derivatives with notional amounts of $740 million and $623 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2009   2008
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Below investment grade or non-rated fixed maturity
  securities(1):
  Estimated fair value......................................  $348   $209
  Net unrealized loss.......................................  $ 41   $ 55
Non-income producing fixed maturity securities(1):
  Estimated fair value......................................  $  3   $  2
  Net unrealized gain.......................................  $  1   $ --
Fixed maturity securities credit enhanced by financial
  guarantor insurers -- by sector -- at estimated fair
  value:
  U.S. corporate securities.................................  $ 25   $ 35
  ABS.......................................................    14     11
  RMBS......................................................     3      4
  State and political subdivision securities................     1      9
                                                              ----   ----
     Total fixed maturity securities credit enhanced by
       financial guarantor insurers.........................  $ 43   $ 59
                                                              ====   ====
Ratings of the financial guarantor insurers providing the
  credit enhancement:
  Portion rated Aa/AA.......................................     7%     3%
                                                              ====   ====
  Portion rated Baa/BBB.....................................    58%    92%
                                                              ====   ====



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government, certain U.S. government agencies and certain securities of the Canadian federal and provincial governments. The Company's holdings in U.S. Treasury and agency securities and Canadian federal and provincial government securities at estimated fair value were $458 million and $372 million; and $540 million and $634 million at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Corporate fixed maturity securities -- by
  industry type:
  Foreign(1)................................    $  962      29.9%    $  832      27.1%
  Industrial................................       574      17.8        527      17.2
  Utility...................................       528      16.4        514      16.8
  Consumer..................................       433      13.5        421      13.7
  Finance...................................       402      12.5        441      14.4
  Communications............................       151       4.7        140       4.6
  Other.....................................       166       5.2        192       6.2
                                                ------     -----     ------     -----
     Total..................................    $3,216     100.0%    $3,067     100.0%
                                                ======     =====     ======     =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                              DECEMBER 31,
                                            ------------------------------------------------
                                                      2009                     2008
                                            -----------------------  -----------------------
                                             ESTIMATED   % OF TOTAL   ESTIMATED   % OF TOTAL
                                            FAIR VALUE  INVESTMENTS  FAIR VALUE  INVESTMENTS
                                            ----------  -----------  ----------  -----------
                                                              (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer.....     $ 68         0.7%        $ 76         0.9%
  Holdings in ten issuers with the largest
     exposures............................     $452         5.0%        $442         4.9%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $767 million and $662 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of $13 million and $10 million at December 31, 2009 and 2008, respectively.

     The following table presents the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
VINTAGE YEAR:
  2003 & Prior..............................   $    340     44.3%   $    324     48.9%
  2004......................................        249     32.5         199     30.1
  2005......................................        135     17.6         107     16.2
  2006......................................         43      5.6          32      4.8
                                              ----------   -----   ----------   -----
     Total..................................       $767    100.0%       $662    100.0%
                                              ==========   =====   ==========   =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                            DECEMBER 31,
                                                  -------------------------------
                                                       2009             2008
                                                  --------------   --------------
                                                            % OF             % OF
                                                  AMOUNT   TOTAL   AMOUNT   TOTAL
                                                  ------   -----   ------   -----
                                                           (IN MILLIONS)
Net unrealized loss.............................    $54             $214
Rated Aaa/AAA...................................             80%              87%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
By security type:
  Collateralized mortgage obligations.......   $    666     89.5%   $    796     82.8%
  Pass-through securities...................         78     10.5         165     17.2
                                              ----------   -----   ----------   -----
     Total RMBS.............................       $744    100.0%       $961    100.0%
                                              ==========   =====   ==========   =====
By risk profile:
  Agency....................................       $503     67.6%       $621     64.6%
  Alternative residential mortgage loans....        129     17.3         118     12.3
  Prime.....................................        112     15.1         222     23.1
                                              ----------   -----   ----------   -----
     Total RMBS.............................       $744    100.0%       $961    100.0%
                                              ==========   =====   ==========   =====
Portion rated Aaa/AAA(1)....................       $528     71.0%       $843     87.7%
                                              ==========   =====   ==========   =====
Portion rated NAIC 1(2).....................       $636     85.5%       $914     95.1%
                                              ==========   =====   ==========   =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AAA rating to 71.0% at December 31, 2009 as compared to 87.7% at December 31, 2008 and a decrease in RMBS with a rating of NAIC 1 to 85.5% at December 31, 2009 as compared to 95.1% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
VINTAGE YEAR:
  2004 & Prior..............................   $      --      --%   $      10     8.5%
  2005......................................          32    24.8           32    27.1
  2006......................................          54    41.9           47    39.8
  2007......................................          43    33.3           29    24.6
  2008......................................          --      --           --      --
  2009......................................          --      --           --      --
                                              ----------   -----   ----------   -----
     Total..................................        $129   100.0%        $118   100.0%
                                              ==========   =====   ==========   =====




                                                           DECEMBER 31,
                                                 -------------------------------
                                                      2009             2008
                                                 --------------   --------------
                                                           % OF             % OF
                                                 AMOUNT   TOTAL   AMOUNT   TOTAL
                                                 ------   -----   ------   -----
                                                          (IN MILLIONS)
Net unrealized loss............................    $38              $58
Rated Aa/AA or better(1).......................            40.1%            61.2%
Rated NAIC 1(2)................................            40.1%            72.6%
Fixed rate.....................................            96.3%            99.0%
Hybrid ARM.....................................             3.7              1.0
                                                          -----            -----
  Total Alt-A RMBS.............................           100.0%           100.0%
                                                          =====            =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $333 million and $289 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2009                 2008
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
By collateral type:
  Credit card loans.........................   $    206     61.9%   $    163     56.4%
  RMBS backed by sub-prime mortgage loans...         25      7.5          18      6.2
  Student loans.............................         21      6.3          28      9.7
  Automobile loans..........................         10      3.0          18      6.2
  Other loans...............................         71     21.3          62     21.5
                                              ----------   -----   ----------   -----
     Total..................................       $333    100.0%       $289    100.0%
                                              ==========   =====   ==========   =====
Portion rated Aaa/AAA(1)....................       $197     59.2%       $203     70.2%
                                              ==========   =====   ==========   =====
Portion rated NAIC 1(2).....................       $272     81.7%       $248     85.8%
                                              ==========   =====   ==========   =====
RMBS backed by sub-prime mortgage
  loans -- portion credit enhanced by
  financial guarantor insurers..............                46.7%                50.3%
  Of the 46.7% and 50.3% credit enhanced,
     the financial guarantor insurers were
     rated as follows:
     By financial guarantor insurers rated
       Aa/AA................................                24.7%                23.1%
     By financial guarantor insurers rated
       Baa/BBB..............................                47.5%                76.9%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by the Company. Non-agency RMBS backed by sub-prime mortgage loans held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity, except for the RGA shares retained. The Company's holdings in RGA at estimated fair value were $143 million and $128 million, or 11% and 13% of the Company's stockholder's equity at December 31, 2009 and 2008, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                             DECEMBER 31,
                                          -------------------------------------------------
                                                    2009                      2008
                                          -----------------------   -----------------------
                                           AMORTIZED    ESTIMATED    AMORTIZED    ESTIMATED
                                             COST      FAIR VALUE      COST      FAIR VALUE
                                          ----------   ----------   ----------   ----------
                                                            (IN MILLIONS)
Due in one year or less.................  $      121   $      124   $      132   $      131
Due after one year through five years...         640          709          823          808
Due after five years through ten years..       1,009        1,102        1,050        1,010
Due after ten years.....................       2,435        2,615        2,229        2,279
                                          ----------   ----------   ----------   ----------
  Subtotal..............................       4,205        4,550        4,234        4,228
RMBS, CMBS and ABS......................       1,963        1,844        2,348        1,912
                                          ----------   ----------   ----------   ----------
  Total fixed maturity securities.......      $6,168       $6,394       $6,582       $6,140
                                          ==========   ==========   ==========   ==========



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                      2009      2008      2007
                                                      ----     -----     -----
                                                            (IN MILLIONS)
Fixed maturity securities that were temporarily
  impaired..........................................  $241     $(442)    $ 894
Fixed maturity securities with noncredit OTTI losses
  in other comprehensive loss.......................   (15)       --        --
                                                      ----     -----     -----
  Total fixed maturity securities...................   226      (442)      894
Equity securities...................................     1       (31)      (19)
Derivatives.........................................    (2)       (3)       (3)
Short-term investments..............................   (10)      (45)       --
Other...............................................    --        --       (28)
                                                      ----     -----     -----
  Subtotal..........................................   215      (521)      844
                                                      ----     -----     -----
Amounts allocated from DAC and VOBA.................    (3)       60       (97)
Deferred income tax benefit (expense) on which
  noncredit OTTI losses have been recognized........     5        --        --
Deferred income tax benefit (expense)...............   (78)      162      (249)
                                                      ----     -----     -----
  Subtotal..........................................   (76)      222      (346)
                                                      ----     -----     -----
Net unrealized investment gains (losses)............   139      (299)      498
Net unrealized investment gains (losses)
  attributable to noncontrolling interests..........    --        --      (150)
                                                      ----     -----     -----
Net unrealized investment gains (losses)
  attributable to General American Life Insurance
  Company...........................................  $139     $(299)    $ 348
                                                      ====     =====     =====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above, of $15 million includes $1 million related to the transition adjustment, $12 million of noncredit losses recognized in the year ended December 31, 2009, and $2 million of subsequent decreases in estimated fair value during the year ended December 31, 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      2009       2008      2007
                                                     -----     -------     ----
                                                            (IN MILLIONS)
Balance, beginning of period.......................  $(299)    $   348     $369
Cumulative effect of change in accounting
  principle, net of income tax.....................     (1)         --       --
Fixed maturity securities on which noncredit OTTI
  losses have been recognized......................    (14)         --       --
Unrealized investment gains (losses) during the
  year.............................................    751      (1,471)      10
Unrealized investment losses of subsidiary at the
  date of dividend of interests....................     --         106       --
Unrealized investment gains (losses) relating to:
  DAC and VOBA.....................................    (63)        175      (70)
  DAC and VOBA of subsidiary at date of dividend of
     interests.....................................     --         (18)      --
  Deferred income tax benefit (expense) on which
     noncredit OTTI losses have been recognized....      5          --       --
  Deferred income tax benefit (expense)............   (240)        457       31
  Deferred income tax benefit (expense) of
     subsidiary at date of dividend of interests...     --         (46)      --
                                                     -----     -------     ----
Net unrealized investment gains (losses)...........    139        (449)     340
Net unrealized investment gains (losses)
  attributable to noncontrolling interests of
  subsidiary at date of dividend of interests......     --         150        8
                                                     -----     -------     ----
Balance, end of period.............................  $ 139     $  (299)    $348
                                                     =====     =======     ====
Change in net unrealized investment gains
  (losses).........................................  $ 438     $  (797)    $(29)
Change in net unrealized investment gains (losses)
  attributable to noncontrolling interests of
  subsidiary at date of dividend of interests......     --         150        8
                                                     -----     -------     ----
Change in net unrealized investment gains (losses)
  attributable to General American Life Insurance
  Company..........................................  $ 438     $  (647)    $(21)
                                                     =====     =======     ====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                     DECEMBER 31, 2009
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                        GROSS                     GROSS                     GROSS
                                         ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............    $   308     $     16       $  400     $      56      $  708     $      72
Foreign corporate securities..........         85            1          128            30         213            31
Foreign government securities.........         59            1           19             1          78             2
CMBS..................................         92            1          277            62         369            63
RMBS..................................         31            4          215            64         246            68
U.S. Treasury and agency securities...        305           16           --            --         305            16
ABS...................................          3           --          215            32         218            32
State and political subdivision
  securities..........................          9           --            1            --          10            --
                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed maturity securities.....       $892          $39      $ 1,255          $245     $ 2,147          $284
                                        ==========   ==========   ==========   ==========   ==========   ==========
EQUITY SECURITIES:
Non-redeemable preferred stock........       $ --          $--       $    2          $ --      $    2          $ --
                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total equity securities.............       $ --          $--       $    2          $ --      $    2          $ --
                                        ==========   ==========   ==========   ==========   ==========   ==========
Total number of securities in an
  unrealized loss position............        164                       268
                                          =======                   =======




                                                                     DECEMBER 31, 2008
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                        GROSS                     GROSS                     GROSS
                                         ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities.............     $  797     $      94      $  612      $   141       $1,409      $   235
Foreign corporate securities..........        353            62         144           59          497          121
Foreign government securities.........         94             9          44            5          138           14
CMBS..................................        319            55         328          160          647          215
RMBS..................................        276            65         107           56          383          121
ABS...................................        157            30         124           90          281          120
State and political subdivision
  securities..........................         14             1           1           --           15            1
                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total fixed maturity securities.....    $ 2,010          $316     $ 1,360         $511      $ 3,370         $827
                                        ==========   ==========   ==========   ==========   ==========   ==========
EQUITY SECURITIES.....................     $  131          $ 30      $   --         $  1       $  131         $ 31
                                        ==========   ==========   ==========   ==========   ==========   ==========
Total number of securities in an
  unrealized loss position............        462                       347
                                          =======                   =======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                 DECEMBER 31, 2009
                                           ------------------------------------------------------------
                                            COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                  COST                 LOSS              SECURITIES
                                           ------------------   ------------------   ------------------
                                           LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                              20%       MORE       20%       MORE       20%       MORE
                                           ---------   ------   ---------   ------   ---------   ------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months.....................    $  801     $ 46       $ 25      $ 14       151        12
Six months or greater but less than nine
  months.................................        25       --          4        --         2         1
Nine months or greater but less than
  twelve months..........................        79       70          4        21         6         6
Twelve months or greater.................     1,010      400         79       137       180        74
                                             ------     ----       ----      ----
  Total..................................    $1,915     $516       $112      $172
                                             ======     ====       ====      ====
Percentage of cost or amortized cost.....                             6%       33%
                                                                   ====      ====
EQUITY SECURITIES:
Less than six months.....................    $   --     $ --       $ --      $ --        --        --
Six months or greater but less than nine
  months.................................        --       --         --        --        --        --
Nine months or greater but less than
  twelve months..........................        --       --         --        --        --        --
Twelve months or greater.................         2       --         --        --         1        --
                                             ------     ----       ----      ----
  Total..................................    $    2     $ --       $ --      $ --
                                             ======     ====       ====      ====
Percentage of cost.......................                            --%       --%
                                                                   ====      ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                DECEMBER 31, 2008
                                          -------------------------------------------------------------
                                           COST OR AMORTIZED     GROSS UNREALIZED         NUMBER OF
                                                  COST                 LOSS              SECURITIES
                                          -------------------   ------------------   ------------------
                                          LESS THAN    20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%        MORE       20%       MORE       20%       MORE
                                          ---------    ------   ---------   ------   ---------   ------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months....................    $  872     $1,285      $ 59      $457       216        234
Six months or greater but less than nine
  months................................       485         59        48        31        93         15
Nine months or greater but less than
  twelve months.........................       400         98        48        56        58         22
Twelve months or greater................       966         32       110        18       166          9
                                            ------     ------      ----      ----
  Total.................................    $2,723     $1,474      $265      $562
                                            ======     ======      ====      ====
Percentage of cost or amortized cost....                             10%       38%
                                                                   ====      ====
EQUITY SECURITIES:
Less than six months....................    $  156     $    2      $ 28      $  2         1          1
Six months or greater but less than nine
  months................................        --         --        --        --        --         --
Nine months or greater but less than
  twelve months.........................         2          2        --         1         1          1
Twelve months or greater................        --         --        --        --        --         --
                                            ------     ------      ----      ----
  Total.................................    $  158     $    4      $ 28      $  3
                                            ======     ======      ====      ====
Percentage of cost......................                             18%       75%
                                                                   ====      ====



  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2009, of $284 million and $858 million at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                               DECEMBER 31,
                                                               ------------
                                                               2009    2008
                                                               ----    ----
SECTOR:
  U.S. corporate securities..................................    25%     27%
  RMBS.......................................................    24      14
  CMBS.......................................................    22      25
  ABS........................................................    11      14
  Foreign corporate securities...............................    11      14
  U.S. Treasury and agency securities........................     6      --
  Other......................................................     1       6
                                                                ---     ---
       Total.................................................   100%    100%
                                                                ===     ===
INDUSTRY:
  Mortgage-backed............................................    46%     39%
  Finance....................................................    21      19
  Asset-backed...............................................    11      14
  U.S. Treasury and agency securities........................     6      --
  Utility....................................................     4      10
  Consumer...................................................     1       6
  Communications.............................................     1       2
  Industrial.................................................     1       2
  Other......................................................     9       8
                                                                ---     ---
       Total.................................................   100%    100%
                                                                ===     ===



  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The Company held no fixed maturity securities or equity securities, with a gross unrealized loss at December 31, 2009 of greater than $10 million. The Company held five fixed maturity securities and one equity security, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These five fixed maturity securities represented 8% or $65 million in the aggregate, of the gross unrealized loss on fixed maturity securities. The one equity security, represented by the RGA shares retained, is 90% or $28 million in the aggregate, of the gross unrealized loss on equity securities. The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $93 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration, and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2009   2008    2007
                                                        -----   ----   -----
                                                            (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized..........................  $ (37)  $(75)  $  (1)
Less: Noncredit portion of OTTI losses transferred to
  and recognized in other comprehensive loss..........     12     --      --
                                                        -----   ----   -----
  Net OTTI losses on fixed maturity securities
     recognized in earnings...........................    (25)   (75)     (1)
  Fixed maturity securities -- net gains (losses) on
     sales and disposals..............................     (8)   (12)     (5)
                                                        -----   ----   -----
       Total losses on fixed maturity securities......    (33)   (87)     (6)
                                                        -----   ----   -----
Other net investment gains (losses):
     Equity securities................................    (15)    (2)     --
     Mortgage loans...................................     (2)    --      (2)
     Real estate and real estate joint ventures.......     --     --       1
     Freestanding derivatives.........................   (154)   215    (103)
     Embedded derivatives.............................    (35)    --      --
     Other............................................    (11)    11      19
                                                        -----   ----   -----
       Total net investment gains (losses)............  $(250)  $137   $ (91)
                                                        =====   ====   =====



     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                      FIXED MATURITY
                                        SECURITIES          EQUITY SECURITIES            TOTAL
                                  ----------------------   ------------------   ----------------------
                                                        YEARS ENDED DECEMBER 31,
                                  --------------------------------------------------------------------
                                  2009    2008     2007    2009   2008   2007   2009    2008     2007
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
                                                              (IN MILLIONS)
Proceeds........................  $840   $1,594   $1,029   $ 19   $ --   $ --   $859   $1,594   $1,029
                                  ====   ======   ======   ====   ====   ====   ====   ======   ======
Gross investment gains..........  $ 28   $   16   $    9   $  1    $--    $--   $ 29   $   16   $    9
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
Gross investment losses.........   (36)     (28)     (14)    (1)    --     --    (37)     (28)     (14)
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
Total OTTI losses recognized in
  earnings:
  Credit-related................   (21)     (69)      (1)    --     --     --    (21)     (69)      (1)
  Other(1)......................    (4)      (6)      --    (15)    (2)    --    (19)      (8)      --
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
  Total OTTI losses recognized
     in earnings................   (25)     (75)      (1)   (15)    (2)    --    (40)     (77)      (1)
                                  ----   ------   ------   ----   ----   ----   ----   ------   ------
Net investment gains (losses)...  $(33)  $  (87)  $   (6)  $(15)   $(2)   $--   $(48)  $  (89)  $   (6)
                                  ====   ======   ======   ====   ====   ====   ====   ======   ======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relate to the following sectors and industries:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
U.S. and foreign corporate securities:
  Finance.............................................   $15       $63       $--
  Communications......................................     2         5        --
  Industrial..........................................     1        --         1
  Other...............................................    --         5        --
                                                         ---       ---       ---
     Total U.S. and foreign corporate securities......    18        73         1
ABS...................................................     4         2        --
RMBS..................................................     2        --        --
CMBS..................................................     1        --        --
                                                         ---       ---       ---
  Total...............................................   $25       $75       $ 1
                                                         ===       ===       ===



     Equity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Sector:
  Common stock........................................   $14       $--       $--
  Non-redeemable preferred stock......................     1         2        --
                                                         ---       ---       ---
     Total............................................   $15       $ 2       $--
                                                         ===       ===       ===
Industry:
Financial services industry:
  Perpetual hybrid securities.........................   $ 1       $--       $--
  Common and remaining non-redeemable preferred
     stock............................................    --         2        --
                                                         ---       ---       ---
     Total financial services industry................     1         2        --
Other.................................................    14        --        --
                                                         ---       ---       ---
  Total...............................................   $15       $ 2       $--
                                                         ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                                YEAR ENDED
                                                            DECEMBER 31, 2009
                                                            -----------------
                                                              (IN MILLIONS)
Balance, beginning of period..............................         $--
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................           2
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................           2
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................          --
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................          --
                                                                   ---
Balance, end of period....................................         $ 4
                                                                   ===



  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2009     2008     2007
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Fixed maturity securities............................  $395     $385     $459
Equity securities....................................     2        1        1
Mortgage loans.......................................    14       14       15
Policy loans.........................................   110      106      101
Real estate and real estate joint ventures...........     7       11       11
Other limited partnership interests..................     5       (4)      (4)
Cash, cash equivalents and short-term investments....     3       10       19
Other................................................    (5)      --        1
                                                       ----     ----     ----
  Total investment income............................   531      523      603
Less: Investment expenses............................    20       49       92
                                                       ----     ----     ----
  Net investment income..............................  $511     $474     $511
                                                       ====     ====     ====



     Affiliated administrative service charges, included in investment expenses, included in the table above, were $7 million, $6 million and $5 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

     Elements of the securities lending programs are presented below at:

                                                              DECEMBER 31,
                                                            ----------------
                                                            2009        2008
                                                            ----        ----
                                                              (IN MILLIONS)
Securities on loan:
  Cost or amortized cost..................................  $387        $679
  Estimated fair value....................................  $386        $737
Aging of cash collateral liability:
  Open(1).................................................  $ 32        $113
  Less than thirty days...................................   281         517
  Thirty days or greater but less than sixty days.........    87         112
                                                            ----        ----
  Total cash collateral liability.........................  $400        $742
                                                            ====        ====
Security collateral on deposit from counterparties........  $ --        $ 25
                                                            ====        ====
Reinvestment portfolio -- estimated fair value............  $365        $585
                                                            ====        ====



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has been reduced to $30 million from $108 million at December 31, 2008. Of the $30 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $27 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan related to the cash collateral, was primarily U.S. Treasury and agency securities. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities.

                                                              DECEMBER 31,
                                                          --------------------
                                                           2009          2008
                                                          ------        ------
                                                              (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies(1)................................  $1,159        $1,060
Invested assets pledged as collateral:
  Derivative transactions(2)............................       1             3
                                                          ------        ------
  Total invested assets on deposit and pledged as
     collateral.........................................  $1,160        $1,063
                                                          ======        ======



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2009                    2008
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans..............    $331         89.0%      $177         80.8%
  Agricultural mortgage loans............      41         11.0         42         19.2
                                             ----        -----       ----        -----
     Total mortgage loans................     372        100.0%       219        100.0%
                                                         =====                   =====
Less: Valuation allowances...............       3                      --
                                             ----                    ----
     Total mortgage loans, net...........    $369                    $219
                                             ====                    ====



     Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Florida were 29%, 25%, and 8% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding valuation allowances on mortgage loans is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Balance, January 1,...................................   $--       $ 2       $--
Additions.............................................     3        --         2
Deductions............................................    --        (2)       --
                                                         ---       ---       ---
Balance, December 31,.................................   $ 3       $--       $ 2
                                                         ===       ===       ===



     Impaired mortgage loans consisted of the following:

                                                               DECEMBER 31,
                                                             ----------------
                                                             2009        2008
                                                             ----        ----
                                                               (IN MILLIONS)
Impaired loans with valuation allowances...................   $--         $--
Impaired loans without valuation allowances................     6          --
                                                              ---         ---
  Subtotal.................................................     6          --
Less: Valuation allowances on impaired loans...............    --          --
                                                              ---         ---
Impaired loans, net........................................   $ 6         $--
                                                              ===         ===



     The Company had no restructured loans and no loans in foreclosure at both December 31, 2009 and 2008.

     Information about impaired loans and loans 90 days or more past due is as follows:

                                                            AS OF AND FOR THE
                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2009   2008   2007
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Impaired loans -- average investment during the period...   $ 1    $ 2    $ 6
Impaired loans -- interest income recognized -- accrual
  basis..................................................   $--    $--    $--
Impaired loans -- interest income recognized -- cash
  basis..................................................   $--    $--    $--
Loans 90 days or more past due, interest still
  accruing -- amortized cost.............................   $ 8    $--    $--
Loans 90 days or more past due, interest no longer
  accruing -- amortized cost.............................   $--    $--    $--


  REAL ESTATE HOLDINGS

     Real estate holdings by type consisted of the following:

                                                              DECEMBER 31,
                                                            ----------------
                                                            2009        2008
                                                            ----        ----
                                                              (IN MILLIONS)
Real estate...............................................  $ 71        $ 69
Accumulated depreciation..................................   (19)        (17)
                                                            ----        ----
  Net real estate.........................................    52          52
Real estate joint ventures and funds......................     2           3
                                                            ----        ----
  Total real estate holdings..............................  $ 54        $ 55
                                                            ====        ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All of the Company's real estate holdings are classified as held-for-investment. Related depreciation expense on real estate was $2 million, $1 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     At December 31, 2009, all of the Company's wholly-owned real estate holdings were located in California.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2009                    2008
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Office...................................  $     37         68.5%  $     37         67.3%
Industrial...............................        15         27.8         15         27.3
Real estate investment funds.............         2          3.7          3          5.4
                                           --------        -----   --------        -----
  Total real estate holdings.............       $54        100.0%       $55        100.0%
                                           ========        =====   ========        =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $96 million and $81 million at December 31, 2009 and 2008, respectively. Included within other limited partnership interests were $29 million and $34 million at December 31, 2009 and 2008, respectively, of investments in hedge funds.

     There were no impairments of other limited partnership interests for the years ended December 31, 2009, 2008 and 2007, respectively.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2009                    2008
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Freestanding derivatives with positive
  fair values............................   $    44         81.5%   $   113         89.7%
Tax credit partnerships..................         7         13.0         10          7.9
Cash held in trust.......................         3          5.5          3          2.4
                                            -------        -----    -------        -----
  Total..................................       $54        100.0%      $126        100.0%
                                            =======        =====    =======        =====



     See Note 4 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                             DECEMBER 31,
                                            ---------------------------------------------
                                                     2009                    2008
                                            ---------------------   ---------------------
                                                         MAXIMUM                 MAXIMUM
                                            CARRYING    EXPOSURE    CARRYING    EXPOSURE
                                             AMOUNT    TO LOSS(1)    AMOUNT    TO LOSS(1)
                                            --------   ----------   --------   ----------
                                                            (IN MILLIONS)
Other limited partnership interests.......   $    47    $     51    $     38    $     38
Fixed maturity securities available-for-
  sale:
  U.S. corporate securities...............        18          18          16          16
  Foreign corporate securities............        12          12          14          14
Other invested assets.....................         3           3           3           3
                                            --------   ----------   --------   ----------
  Total...................................       $80         $84         $71         $71
                                            ========   ==========   ========   ==========



--------

   (1) The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $219 million and $514 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $3 million, $9 million and $15 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..........................................   $13       $--       $19
Amortized cost of invested assets transferred to
  affiliates..........................................   $16       $--       $19
Net investment gains (losses) recognized on transfers
  of invested assets to affiliates....................   $(3)      $--       $--
Estimated fair value of invested assets transferred
  from affiliates.....................................   $25       $--       $10


     During the year ended December 31, 2009, the Company loaned $80 million to an affiliate, a wholly-owned real estate subsidiary of MLIC, which is included in mortgage loans. The loan bears interest at 7.26% and is due in quarterly principal and interest payments of $1.6 million through January 2020. The loan to affiliate is secured by an interest in the real estate subsidiary, which owns operating real estate with a value in excess of the loan.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 5 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                                 DECEMBER 31,
                                                      -----------------------------------------------------------------
                                                                    2009                              2008
                                                      -------------------------------   -------------------------------
                                                                       ESTIMATED                         ESTIMATED
                                                                     FAIR VALUE(1)                     FAIR VALUE(1)
PRIMARY UNDERLYING                                    NOTIONAL   --------------------   NOTIONAL   --------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------   ------------------------------   --------   ------   -----------   --------   ------   -----------
                                                                                (IN MILLIONS)
Interest rate        Interest rate swaps...........    $  187      $42        $--        $  220     $ 81        $--
                     Interest rate futures.........        89       --         --           135       --          2
Foreign currency     Foreign currency swaps........        37        1          3            31        5          1
                     Foreign currency forwards.....       707       --          3           595       22         --
Credit               Credit default swaps..........       174        1          4           164        5          1
                                                       ------      ---        ---        ------     ----        ---
                     Total.........................    $1,194      $44        $10        $1,145     $113        $ 4
                                                       ======      ===        ===        ======     ====        ===



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                              REMAINING LIFE
                                    ------------------------------------------------------------------
                                                AFTER ONE YEAR   AFTER FIVE YEARS
                                     ONE YEAR       THROUGH           THROUGH         AFTER
                                     OR LESS      FIVE YEARS         TEN YEARS      TEN YEARS    TOTAL
                                    ---------   --------------   ----------------   ---------   ------
                                                               (IN MILLIONS)
Interest rate swaps...............  $      17   $           22     $          15     $    133   $  187
Interest rate futures.............         89               --                --           --       89
Foreign currency swaps............         --               22                11            4       37
Foreign currency forwards.........        707               --                --           --      707
Credit default swaps..............         --              153                21           --      174
                                    ---------   --------------   ----------------   ---------   ------
  Total...........................       $813             $197               $47         $137   $1,194
                                    =========   ==============   ================   =========   ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow, net investment in foreign operations, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                      DECEMBER 31,
                                           -----------------------------------------------------------------
                                                         2009                              2008
                                           -------------------------------   -------------------------------
                                                            ESTIMATED                         ESTIMATED
                                                           FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING          NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
-----------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                     (IN MILLIONS)
Cash Flow Hedges:
Foreign currency swaps...................     $4        $--        $--          $--       $--        $--


     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                     DECEMBER 31,
                                          -----------------------------------------------------------------
                                                        2009                              2008
                                          -------------------------------   -------------------------------
                                                           ESTIMATED                         ESTIMATED
                                                          FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT         NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS          AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
----------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                    (IN MILLIONS)
Interest rate swaps.....................   $  187      $42        $--        $  220     $ 81        $--
Interest rate futures...................       89       --         --           135       --          2
Foreign currency swaps..................       33        1          3            31        5          1
Foreign currency forwards...............      707       --          3           595       22         --
Credit default swaps....................      174        1          4           164        5          1
                                           ------      ---        ---        ------     ----        ---
  Total non-designated or non-qualifying
     derivatives........................   $1,190      $44        $10        $1,145     $113        $ 4
                                           ======      ===        ===        ======     ====        ===



     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2009, 2008 and 2007.

     The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $11 million, $8 million, and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of fair value hedging.

     The Company did not have any fair value hedges during the year ended December 31, 2009. The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008 and 2007. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008 and 2007.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008, and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2009, 2008, and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2009      2008      2007
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Other comprehensive income (loss), balance at January
  1,..................................................   $(1)      $(2)      $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow
  hedges..............................................    --         1        --
Amounts reclassified to net investment gains
  (losses)............................................    --        --        --
                                                         ---       ---       ---
Other comprehensive income (loss), balance at December
  31,.................................................   $(1)      $(1)      $(2)
                                                         ===       ===       ===



     At December 31, 2009, insignificant amounts of deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                          AMOUNT AND LOCATION OF
                                                                              GAINS (LOSSES)
                                                    AMOUNT OF GAINS         RECLASSIFIED FROM
                                                   (LOSSES) DEFERRED        ACCUMULATED OTHER
                                                     IN ACCUMULATED        COMPREHENSIVE INCOME
                                                  OTHER COMPREHENSIVE   (LOSS) INTO INCOME (LOSS)
                                                    INCOME (LOSS) ON          NET INVESTMENT
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS        DERIVATIVES             GAINS (LOSSES)
----------------------------------------------    -------------------   -------------------------
                                                                   (IN MILLIONS)
For the Year Ended December 31, 2009:
  Foreign currency swaps........................          $--                      $--
For the Year Ended December 31, 2008:
  Foreign currency swaps........................          $ 1                      $--
For the Year Ended December 31, 2007:
  Interest rate swaps...........................          $--                      $--
  Foreign currency swaps........................           --                       --
                                                          ---                      ---
     Total......................................          $--                      $--
                                                          ===                      ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses foreign currency swaps to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on these swaps based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2009, 2008 and 2007.

     The Company did not record any gains (losses) on foreign currency contracts for the year ended December 31, 2009. The Company's consolidated statements of stockholder's equity for the years ended December 31, 2008 and 2007 include gains (losses) of $5 million and ($5) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. There was no cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) at December 31, 2009 and 2008 related to these hedges. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income
(loss) are reclassified to the consolidated statements of operations, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations. During the years ended December 31, 2009, 2008, and 2007, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive loss into earnings.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity variance swaps as a macro hedge on certain invested assets; and (v) credit default swaps to synthetically create investments.

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                     NET
                                                                 INVESTMENT
                                                               GAINS (LOSSES)
                                                               --------------
                                                                (IN MILLIONS)
For the Year Ended December 31, 2009:
Interest rate swaps..........................................   $        (39)
Interest rate futures........................................            (10)
Foreign currency swaps.......................................             (7)
Foreign currency forwards....................................           (103)
Credit default swaps.........................................             (6)
                                                               --------------
Total........................................................          $(165)
                                                               ==============
For the Year Ended December 31, 2008.........................          $ 207
                                                               ==============
For the Year Ended December 31, 2007.........................          $(105)
                                                               ==============



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $73 million and $74 million at December 31,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $1 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid $1 million to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                ------------------------------------------------------------------------------------------------
                                                      2009                                             2008
                                -----------------------------------------------  -----------------------------------------------
                                                    MAXIMUM                                          MAXIMUM
                                                    AMOUNT                                           AMOUNT
                                  ESTIMATED        OF FUTURE                       ESTIMATED        OF FUTURE
RATING AGENCY DESIGNATION OF      FAIR VALUE       PAYMENTS         WEIGHTED       FAIR VALUE       PAYMENTS         WEIGHTED
REFERENCED                        OF CREDIT      UNDER CREDIT     AVERAGE YEARS    OF CREDIT      UNDER CREDIT     AVERAGE YEARS
CREDIT OBLIGATIONS(1)           DEFAULT SWAPS  DEFAULT SWAPS(2)  TO MATURITY(3)  DEFAULT SWAPS  DEFAULT SWAPS(2)  TO MATURITY(3)
----------------------------    -------------  ----------------  --------------  -------------  ----------------  --------------
                                                                          (IN MILLIONS)
AAA/AA/A
  Single name credit default
     swaps (corporate)........       $--              $ 7              4.0            $--              $ 7              5.0
  Credit default swaps
     referencing indices......         1               66              3.0             (1)              67              4.0
                                     ---              ---                             ---              ---

       Subtotal...............         1               73              3.1             (1)              74              4.1
                                     ---              ---                             ---              ---

BAA
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

BA
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

B
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

CAA AND LOWER
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

IN OR NEAR DEFAULT
  Single name credit default
     swaps (corporate)........        --               --               --             --               --               --
  Credit default swaps
     referencing indices......        --               --               --             --               --               --
                                     ---              ---                             ---              ---

       Subtotal...............        --               --               --             --               --               --
                                     ---              ---                             ---              ---

Total.........................       $ 1              $73              3.1            $(1)             $74              4.1
                                     ===              ===                             ===              ===


--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then the Company's rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 5 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $26 million and $64 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

 ESTIMATED FAIR VALUE(1)
    OF DERIVATIVES IN      ESTIMATED FAIR VALUE OF
  NET LIABILITY POSITION     COLLATERAL PROVIDED                         FAIR VALUE OF INCREMENTAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                          COLLATERAL PROVIDED UPON:
 -----------------------   -----------------------   ----------------------------------------------------------------
                                                                                  DOWNGRADE IN THE COMPANY'S CREDIT
                                                            ONE NOTCH           RATING TO A LEVEL THAT TRIGGERS FULL
                                FIXED MATURITY           DOWNGRADE IN THE          OVERNIGHT COLLATERALIZATION OR
                                SECURITIES(2)        COMPANY'S CREDIT RATING   TERMINATION OF THE DERIVATIVE POSITION
                           -----------------------   -----------------------   --------------------------------------
                                                                  (IN MILLIONS)
            $6                       $--                       $--                               $6


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $9 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $9 million. This amount does not consider gross derivative assets of $3 million for which the Company has the contractual right of offset.

     At December 31, 2008, the Company did not provide any securities collateral in connection with derivative instruments.

     The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2009 and 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $1 million and $3 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts are funds withheld on ceded reinsurance.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2009   2008
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Net embedded derivatives within liability host contracts:
Funds withheld on ceded reinsurance..........................   $35    $--


     The following table presents changes in estimated fair value related to embedded derivatives:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2009      2008      2007
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Net investment gains (losses)........................  $(35)      $--       $--


5.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2009                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
ASSETS:
Fixed maturity securities..............................              $6,394      $6,394
Equity securities......................................              $  150      $  150
Mortgage loans, net....................................              $  369      $  359
Policy loans...........................................              $1,781      $2,015
Short-term investments.................................              $  219      $  219
Other invested assets:(1)
Derivative assets(2)...................................    $292      $   44      $   44
Other..................................................              $    3      $    3
Cash and cash equivalents..............................              $  158      $  158
Accrued investment income..............................              $   96      $   96
Premiums and other receivables(1)......................              $  183      $  176
Separate account assets................................              $1,415      $1,415
LIABILITIES:
Policyholder account balances(1).......................              $1,037      $  991
Payables for collateral under securities loaned and
  other transactions...................................              $  426      $  426
Long-term debt.........................................              $  101      $  117
Other liabilities:(1)
Derivative liabilities(2)..............................    $902      $   10      $   10
Other..................................................              $    5      $    5
Separate account liabilities(1)........................              $  148      $  148
Net embedded derivatives within liability host
  contracts(3).........................................              $   35      $   35
COMMITMENTS(4):
Commitments to fund private corporate bond
  investments..........................................    $  1      $   --      $   --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
ASSETS:
Fixed maturity securities..............................              $6,140      $6,140
Equity securities......................................              $  135      $  135
Mortgage loans, net....................................              $  219      $  213
Policy loans...........................................              $1,691      $2,088
Other limited partnership interests(1).................              $    2      $    2
Short-term investments.................................              $  514      $  514
Other invested assets:(1)
Derivative assets(2)...................................    $910      $  113      $  113
Other..................................................              $    3      $    3
Cash and cash equivalents..............................              $  152      $  152
Accrued investment income..............................              $   99      $   99
Premiums and other receivables(1)......................              $  153      $  121
Separate account assets................................              $1,484      $1,484
LIABILITIES:
Policyholder account balances(1).......................              $1,016      $  843
Payables for collateral under securities loaned and
  other transactions...................................              $  806      $  806
Long-term debt.........................................              $  101      $   74
Other liabilities:(1)
Derivative liabilities(2)..............................    $235      $    4      $    4
Other..................................................              $    9      $    9
Separate account liabilities(1)........................              $  189      $  189
COMMITMENTS(4):
Commitments to fund private corporate bond
  investments..........................................    $  6      $   --      $   --


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities.

   (3) Net embedded derivatives within liability host contracts are presented within other liabilities.

   (4) Commitments are off-balance sheet obligations.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Other Limited Partnership Interests -- Other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of freestanding derivatives with positive estimated fair values, cash held in trust and investments in tax credit partnerships. Investments in tax credit partnerships, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table. Cash held in trust is treated as cash and cash equivalents where estimated fair value generally approximates carrying value.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled and fees and general operating receivables.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES of $587 million in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. The difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's debt, as well as its claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Long-term Debt -- The estimated fair values of long-term debt securities are generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company including inputs, when available, from other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of funds withheld related to certain ceded reinsurance; embedded derivatives within these funds withheld related to certain ceded reinsurance; freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; obligations for employee-related benefits; amounts due on cash collateral held in relation to securities lending; interest payable; amounts due for securities purchased but not yet settled; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     The fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Liability Host Contracts" which follows.

     The amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due on cash collateral held in relation to securities lending; and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those liabilities approximates the estimated fair value of the related separate account assets.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Liability Host Contracts -- Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities and Equity Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                             DECEMBER 31, 2009
                                   ---------------------------------------------------------------------
                                      FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                   -----------------------------------------------------
                                    QUOTED PRICES IN
                                   ACTIVE MARKETS FOR                        SIGNIFICANT
                                    IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE       TOTAL
                                     AND LIABILITIES    OBSERVABLE INPUTS      INPUTS        ESTIMATED
                                        (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      FAIR VALUE
                                   ------------------   -----------------   ------------   -------------
                                                               (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities......   $             --     $         2,060     $       194   $       2,254
  Foreign corporate securities...                 --                 900              62             962
  Foreign government securities..                 --                 760              58             818
  CMBS...........................                 --                 752              15             767
  RMBS...........................                 --                 744              --             744
  U.S. Treasury and agency
     securities..................                177                 281              --             458
  ABS............................                 --                 258              75             333
  State and political subdivision
     securities..................                 --                  55               3              58
                                   ------------------   -----------------   ------------   -------------
     Total fixed maturity
       securities................                177               5,810             407           6,394
                                   ------------------   -----------------   ------------   -------------
Equity securities:
  Common stock...................                143                  --               1             144
  Non-redeemable preferred
     stock.......................                 --                   1               5               6
                                   ------------------   -----------------   ------------   -------------
     Total equity securities.....                143                   1               6             150
                                   ------------------   -----------------   ------------   -------------
Short-term investments...........                 --                 219              --             219
Derivative assets(1).............                 --                  43               1              44
Separate account assets(2).......                125               1,210              80           1,415
                                   ------------------   -----------------   ------------   -------------
     Total assets................               $445              $7,283            $494          $8,222
                                   ==================   =================   ============   =============
LIABILITIES
Derivative liabilities(1)........               $ --              $   10            $ --          $   10
Net embedded derivatives within
  liability host contracts(3)....                 --                  --              35              35
                                   ------------------   -----------------   ------------   -------------
     Total liabilities...........               $ --              $   10            $ 35          $   45
                                   ==================   =================   ============   =============


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             DECEMBER 31, 2008
                                   ---------------------------------------------------------------------
                                      FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                   -----------------------------------------------------
                                    QUOTED PRICES IN
                                   ACTIVE MARKETS FOR                        SIGNIFICANT
                                    IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE       TOTAL
                                     AND LIABILITIES    OBSERVABLE INPUTS      INPUTS        ESTIMATED
                                        (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      FAIR VALUE
                                   ------------------   -----------------   ------------   -------------
                                                               (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities......   $             --     $         2,070     $       165   $       2,235
  Foreign corporate securities...                 --                 782              50             832
  Foreign government securities..                 --                 679              95             774
  CMBS...........................                 --                 648              14             662
  RMBS...........................                 --                 959               2             961
  U.S. Treasury and agency
     securities..................                289                  83              --             372
  ABS............................                 --                 225              64             289
  State and political subdivision
     securities..................                 --                  15              --              15
                                   ------------------   -----------------   ------------   -------------
     Total fixed maturity
       securities................                289               5,461             390           6,140
                                   ------------------   -----------------   ------------   -------------
Equity securities:
  Common stock...................                 --                 128               1             129
  Non-redeemable preferred
     stock.......................                 --                   1               5               6
                                   ------------------   -----------------   ------------   -------------
     Total equity securities.....                 --                 129               6             135
                                   ------------------   -----------------   ------------   -------------
Short-term investments...........                 --                 514              --             514
Derivative assets(1).............                 --                 113              --             113
Separate account assets(2).......                660                 729              95           1,484
                                   ------------------   -----------------   ------------   -------------
     Total assets................               $949              $6,946            $491          $8,386
                                   ==================   =================   ============   =============
LIABILITIES
Derivative liabilities(1)........               $  2              $    1            $  1          $    4
                                   ==================   =================   ============   =============



--------

   (1) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (2) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   (3) Net embedded derivatives within liability host contracts are presented within other liabilities.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and exchange-traded common stock. As it relates to derivatives, this level includes interest rate futures. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, state and political subdivision securities, foreign government securities and ABS. Equity securities classified as Level 2 securities consist principally of common stock and non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes derivatives for which all the inputs used are observable; including foreign currency forwards, foreign currency swaps, interest rate swaps and credit default swaps. Separate account assets classified within this level are generally similar to those classified within this level for the general account with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly. Hedge funds owned by separate accounts are also included within this level.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS foreign government securities and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock and common stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. As it relates to derivatives, this category includes credit default swaps having unobservable credit correlations. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include mortgage loans. Embedded derivatives classified within this level include embedded derivatives related to funds withheld on ceded reinsurance.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)(1)
                     -----------------------------------------------------------------------------------------------
                                                           TOTAL REALIZED/
                                                             UNREALIZED
                                                           GAINS (LOSSES)
                                                            INCLUDED IN:
                                                          ----------------
                                                                    OTHER
                                                                   COMPRE-   PURCHASES,
                       BALANCE,                                    HENSIVE     SALES,      TRANSFER IN
                     DECEMBER 31,  IMPACT OF    BALANCE,  EARNINGS  INCOME  ISSUANCES AND   AND/OR OUT    BALANCE,
                         2007     ADOPTION(2)  JANUARY 1,  (3, 4)   (LOSS) SETTLEMENTS(5) OF LEVEL 3(6) DECEMBER 31,
                     ------------ ----------- ----------- -------- ------- -------------- ------------- ------------
                                                    (IN MILLIONS)

FOR THE YEAR ENDED
  DECEMBER 31, 2009:
Fixed maturity
  securities:
  U.S. corporate
     securities.....                          $       165   $(23)    $ 37       $(15)          $ 30         $194
  Foreign corporate
     securities.....                                   50     (4)      20         (4)            --           62
  Foreign government
     securities.....                                   95      2        1          8            (48)          58
  CMBS..............                                   14     --        9          2            (10)          15
  RMBS..............                                    2     --       --         (2)            --           --
  ABS...............                                   64     (2)      27         (9)            (5)          75
  State and
     political
     subdivision
     securities.....                                   --     --       --          3             --            3
                                              -----------   ----     ----       ----           ----         ----
     Total fixed
       maturity
       securities...                                 $390   $(27)    $ 94       $(17)          $(33)        $407
                                              ===========   ====     ====       ====           ====         ====
Equity securities:
  Common stock......                                 $  1   $ --     $ --       $ --           $ --         $  1
  Non-redeemable
     preferred
     stock..........                                    5     (1)       2         (1)            --            5
                                              -----------   ----     ----       ----           ----         ----
     Total equity
       securities...                                 $  6   $ (1)    $  2       $ (1)          $ --         $  6
                                              ===========   ====     ====       ====           ====         ====
Net derivatives(7)..                                 $ (1)  $  2     $ --       $ --           $ --         $  1
Separate account
  assets(8).........                                 $ 95   $(14)    $ --       $  3           $ (4)        $ 80
Embedded derivative
  liabilities.......                                 $ --   $(35)    $ --       $ --           $ --         $(35)
FOR THE YEAR ENDED
  DECEMBER 31, 2008:
Fixed maturity
  securities........     $612         $--            $612   $(56)    $(97)      $(62)          $ (7)        $390
Equity securities...     $ 12         $--            $ 12   $ (1)    $ (1)      $ (4)          $ --         $  6
Net derivatives(7)..     $ --         $--            $ --   $ --     $ --       $ (1)          $ --         $ (1)
Separate account
  assets(8).........     $124         $--            $124   $(25)    $ --       $ (1)          $ (3)        $ 95


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. There was no material impact of adoption on Level 3 assets and liabilities.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                        TOTAL GAINS AND LOSSES
                                             --------------------------------------------
                                              CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                             --------------------------------------------
                                                 NET               NET
                                             INVESTMENT        INVESTMENT
                                               INCOME        GAINS (LOSSES)        TOTAL
                                             ----------      --------------      --------
                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
U.S. corporate securities..................  $        3        $       (26)      $    (23)
Foreign corporate securities...............          --                 (4)            (4)
Foreign government securities..............           2                 --              2
ABS........................................          --                 (2)            (2)
                                             ----------      --------------      --------
  Total fixed maturity securities..........         $ 5               $(32)          $(27)
                                             ==========      ==============      ========
Equity securities:
Non-redeemable preferred stock.............         $--               $ (1)          $ (1)
                                             ----------      --------------      --------
  Total equity securities..................         $--               $ (1)          $ (1)
                                             ==========      ==============      ========
Net derivatives............................         $--               $  2           $  2
Net embedded derivatives...................         $--               $(35)          $(35)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities..................         $ 8               $(64)          $(56)
Equity securities..........................         $--               $ (1)          $ (1)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                                  RELATING TO ASSETS AND LIABILITIES
                                                  HELD AT DECEMBER 31, 2009 AND 2008
                                                --------------------------------------
                                                    NET            NET
                                                INVESTMENT     INVESTMENT
                                                  INCOME     GAINS (LOSSES)     TOTAL
                                                ----------   --------------   --------
                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
U.S. corporate securities.....................   $       3     $       (26)   $    (23)
Foreign corporate securities..................          --              (2)         (2)
Foreign government securities.................           2              --           2
ABS...........................................          --              (3)         (3)
                                                ----------   --------------   --------
  Total fixed maturity securities.............         $ 5            $(31)       $(26)
                                                ==========   ==============   ========
Net derivatives...............................         $--            $  2        $  2
Net embedded derivatives......................         $--            $(35)       $(35)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities.....................         $ 9            $(63)       $(54)
Equity securities.............................         $--            $ (2)       $ (2)
Net derivatives...............................         $--            $ (1)       $ (1)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                         DAC    VOBA   TOTAL
                                                        ----   -----   -----
                                                            (IN MILLIONS)
Balance at January 1, 2007............................  $125   $ 111   $ 236
Effect of adoption of new accounting principle........    (3)     (5)     (8)
  Capitalizations.....................................     7      --       7
                                                        ----   -----   -----
       Subtotal.......................................   129     106     235
                                                        ----   -----   -----
  Less: Amortization related to:
     Net investment gains (losses)....................    (2)     (2)     (4)
     Other expenses...................................    15      14      29
                                                        ----   -----   -----
       Total amortization.............................    13      12      25
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (1)     71      70
  Less: Other.........................................     3      --       3
                                                        ----   -----   -----
Balance at December 31, 2007..........................   114      23     137
  Less: Amortization related to:
     Net investment gains (losses)....................     3      (4)     (1)
     Other expenses...................................    10       9      19
                                                        ----   -----   -----
       Total amortization.............................    13       5      18
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (3)   (154)   (157)
  Less: Other.........................................    (2)     (1)     (3)
                                                        ----   -----   -----
Balance at December 31, 2008..........................   106     173     279
  Capitalizations.....................................     6      --       6
                                                        ----   -----   -----
     Subtotal.........................................   112     173     285
                                                        ----   -----   -----
Less: Amortization related to:
  Net investment gains (losses).......................    (3)     (1)     (4)
  Other expenses......................................    21      13      34
                                                        ----   -----   -----
     Total amortization...............................    18      12      30
                                                        ----   -----   -----
Less: Unrealized investment gains (losses)............     1      62      63
                                                        ----   -----   -----
Balance at December 31, 2009..........................  $ 93   $  99   $ 192
                                                        ====   =====   =====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $8 million in 2010, $8 million in 2011, $9 million in 2012, $9 million in 2013 and $8 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

7.  INSURANCE

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1,336 million and $1,406 million at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $79 million and $78 million at December 31, 2009 and 2008, respectively. The average interest rate credited on these contracts was 2.13% and 3.92% at December 31, 2009 and 2008, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $48 million, $49 million and $57 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For each of the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                     DECEMBER 31,
                                                           --------------------------------
                                                                2009               2008
                                                           -------------      -------------
                                                                 AT                 AT
                                                           ANNUITIZATION      ANNUITIZATION
                                                           -------------      -------------
                                                                     (IN MILLIONS)
ANNUITY CONTRACTS(1)
TWO TIER ANNUITIES
General account value....................................    $     282          $     283
Net amount at risk(2)....................................    $      50 (4)      $      50(4)
Average attained age of contractholders..................     61 years           60 years


                                                                     DECEMBER 31,
                                                           --------------------------------
                                                                2009               2008
                                                           -------------      -------------
                                                             SECONDARY          SECONDARY
                                                             GUARANTEES         GUARANTEES
                                                           -------------      -------------
                                                                     (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account).............    $   1,276          $   1,183
Net amount at risk(2)....................................    $  16,593 (3)      $  17,496(3)
Average attained age of policyholders....................     59 years           58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                    ANNUITY      VARIABLE LIFE
                                                   CONTRACTS       CONTRACTS
                                                 -------------   -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
DIRECT
  Balance, at January 1, 2007..................       $ 7             $ 6         $13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2007................         7               6          13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2008................         7               6          13
  Incurred guaranteed benefits.................        --               7           7
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2009................       $ 7             $13         $20
                                                      ===             ===         ===
CEDED
  Balance, at January 1, 2007..................       $--             $--         $--
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2007................        --              --          --
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2008................        --              --          --
  Incurred guaranteed benefits.................        --               7           7
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2009................       $--             $ 7         $ 7
                                                      ===             ===         ===
NET
  Balance, at January 1, 2007..................       $ 7             $ 6         $13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2007................         7               6          13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2008................         7               6          13
  Incurred guaranteed benefits.................        --              --          --
  Paid guaranteed benefits.....................        --              --          --
                                                      ---             ---         ---
  Balance, at December 31, 2009................       $ 7             $ 6         $13
                                                      ===             ===         ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2009     2008
                                                               ----     ----
                                                               (IN MILLIONS)
Fund Groupings:
  Equity.....................................................   $13      $12
  Money Market...............................................     3        2
  Bond.......................................................     1        1
  Balanced...................................................     1       --
  Specialty..................................................     1        1
                                                                ---      ---
     Total...................................................   $19      $16
                                                                ===      ===



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. Retention limits remain unchanged for other new individual life insurance policies. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company has historically reinsured certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. At December 31, 2009, the Company had $356 million of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $668 million of net unaffiliated ceded reinsurance recoverables. Of this total, $551 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $247 million of which were unsecured.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2009      2008      2007
                                                      -----     -----     -----
                                                            (IN MILLIONS)
PREMIUMS:
  Direct premiums...................................  $ 357     $ 384     $ 410
  Reinsurance assumed...............................    184       211       181
  Reinsurance ceded.................................   (276)     (311)     (283)
                                                      -----     -----     -----
     Net premiums...................................  $ 265     $ 284     $ 308
                                                      =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees....................................  $ 374     $ 357     $ 302
  Reinsurance ceded.................................   (197)     (197)     (114)
                                                      -----     -----     -----
     Net universal life and investment-type product
       policy fees..................................  $ 177     $ 160     $ 188
                                                      =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...........  $ 567     $ 574     $ 652
  Reinsurance assumed...............................    110       186       175
  Reinsurance ceded.................................   (263)     (306)     (342)
                                                      -----     -----     -----
     Net policyholder benefits and claims...........  $ 414     $ 454     $ 485
                                                      =====     =====     =====



     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                               DECEMBER 31, 2009
                                               ------------------------------------------------
                                                   TOTAL                          TOTAL, NET OF
                                               BALANCE SHEET   ASSUMED    CEDED    REINSURANCE
                                               -------------   -------   ------   -------------
                                                                 (IN MILLIONS)
ASSETS:
  Premiums and other receivables.............     $ 2,235        $  1    $2,211       $   23
  Deferred policy acquisition costs and value
     of business acquired....................         192          --      (252)         444
                                                  -------        ----    ------       ------
     Total assets............................     $ 2,427        $  1    $1,959       $  467
                                                  =======        ====    ======       ======
LIABILITIES:
  Future policy benefits.....................     $ 5,086        $ 75    $   --       $5,011
  Policyholder account balances..............       4,291          --        --        4,291
  Other policyholder funds...................         235          46      (133)         322
  Other liabilities..........................         556          --       367          189
                                                  -------        ----    ------       ------
     Total liabilities.......................     $10,168        $121    $  234       $9,813
                                                  =======        ====    ======       ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               DECEMBER 31, 2008
                                               ------------------------------------------------
                                                   TOTAL                          TOTAL, NET OF
                                               BALANCE SHEET   ASSUMED    CEDED    REINSURANCE
                                               -------------   -------   ------   -------------
                                                                 (IN MILLIONS)
ASSETS:
  Premiums and other receivables.............     $ 2,177        $  1    $2,149       $   27
  Deferred policy acquisition costs and value
     of business acquired....................         279          --      (342)         621
                                                  -------        ----    ------       ------
     Total assets............................     $ 2,456        $  1    $1,807       $  648
                                                  =======        ====    ======       ======
LIABILITIES:
  Future policy benefits.....................     $ 5,176        $ 88    $   --       $5,088
  Policyholder account balances..............       4,143          --        --        4,143
  Other policyholder funds...................         249          57      (196)         388
  Other liabilities..........................         446          --       271          175
                                                  -------        ----    ------       ------
     Total liabilities.......................     $10,014        $145    $   75       $9,794
                                                  =======        ====    ======       ======



  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC and MetLife Investors USA Insurance Company, both of which are related parties.

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                        2009      2008     2007
                                                       -----     -----     ----
                                                             (IN MILLIONS)
PREMIUMS:
  Reinsurance ceded(1)...............................  $ (16)    $ (15)    $(17)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Reinsurance ceded..................................  $(116)    $(118)    $(65)
OTHER REVENUES:
  Reinsurance ceded..................................  $   2     $   3     $  2
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance ceded(1)...............................  $ (20)    $ (18)    $(17)
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance ceded..................................  $ (68)    $ (61)    $(58)
OTHER EXPENSES:
  Reinsurance ceded(1)...............................  $(105)    $ (58)    $(18)


--------

   (1) As discussed in Note 2, in September 2008, MetLife completed a tax-free split-off of its majority owned subsidiary, RGA. In connection with this transaction, the Company dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA. As a result of the Company's dividend of interests in RGA, reinsurance transactions between RGA and affiliates were no longer considered affiliated transactions. Affiliated transactions with RGA for the year ended December 31, 2008 include assumed premiums, assumed benefits and ceded interest costs of $43 million, $120 million and $9 million, respectively, and for the year ended December 31, 2007 include assumed premiums, ceded premiums, assumed benefits, ceded benefits,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumed dividends, ceded dividends and ceded interest costs of $129 million, ($63) million, $194 million, ($8) million, $9 million, ($9) million and $13 million, respectively.

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2009     2008
                                                            ------   ------
                                                                 CEDED
                                                            ---------------
                                                             (IN MILLIONS)
ASSETS:
Premiums and other receivables............................  $1,511   $1,383
Deferred policy acquisition costs and value of business
  acquired................................................    (230)    (312)
                                                            ------   ------
  Total assets............................................  $1,281   $1,071
                                                            ======   ======
LIABILITIES:
Other policyholder funds..................................  $ (133)  $ (196)
Other liabilities.........................................      30       35
                                                            ------   ------
  Total liabilities.......................................  $ (103)  $ (161)
                                                            ======   ======



     The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $1,481 million of unsecured affiliated reinsurance recoverable balances.

9.  LONG-TERM DEBT AND SHORT-TERM DEBT -- AFFILIATED

  LONG-TERM DEBT

     The Company's long-term debt includes a surplus note with a fixed rate of 7.625% due January 2024. The outstanding balance of the surplus note was $101 million and $100 million at December 31, 2009 and 2008, respectively.

     Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT -- AFFILIATED

     There was no short-term debt outstanding at both December 31, 2009 and 2008. On December 31, 2007, MetLife Credit Corporation, an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $9 million for each of the years ended December 31, 2009, 2008 and 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

10.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                         YEARS ENDED DECEMBER
                                                                 31,
                                                       -----------------------
                                                        2009     2008     2007
                                                       -----     ----     ----
                                                            (IN MILLIONS)
Current:
  Federal............................................  $  19     $(10)    $(41)
  Foreign............................................     30       75       50
                                                       -----     ----     ----
  Subtotal...........................................     49       65        9
                                                       -----     ----     ----
Deferred:
  Federal............................................   (114)      30       30
                                                       -----     ----     ----
Provision for income tax expense (benefit)...........  $ (65)    $ 95     $ 39
                                                       =====     ====     ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                      2009       2008       2007
                                                      ----       ----       ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate................  $(41)       $75        $28
Tax effect of:
  Tax-exempt investment income......................    (6)         9          2
  Prior year tax....................................    (4)        (7)         8
  Sale of former subsidiary(1)......................   (15)        --         --
  RGA dividend of interests(2)......................    --         16         --
  Other, net........................................     1          2          1
                                                      ----        ---        ---
Provision for income tax expense (benefit)..........  $(65)       $95        $39
                                                      ====        ===        ===



--------

   (1) In December 2002, Cova Corporation, a wholly owned subsidiary of the Company, was sold to MLIC, an affiliate, at which time the Company deferred the loss on the sale. On March 2, 2009, Cova Corporation was sold to a third party and subsequently the Company recognized the deferred loss.

   (2) See Notes 2 and 15 for discussion concerning the dividend of interests in RGA.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                             -------------
                                                             2009     2008
                                                             ----     ----
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables.................  $ 93     $ 33
  Employee benefits........................................    27       19
  Tax credit carryforwards.................................    44       55
  Net unrealized investment losses.........................    --      162
  Other....................................................     9        8
                                                             ----     ----
                                                              173      277
                                                             ----     ----
Deferred income tax liabilities:
  DAC......................................................     1       10
  Investments..............................................     6       37
  Net unrealized investment gains..........................    73       --
  Other....................................................     5       20
                                                             ----     ----
                                                               85       67
                                                             ----     ----
Net deferred income tax asset..............................  $ 88     $210
                                                             ====     ====



     Tax credit carryforwards amount to $44 million at December 31, 2009 and will expire beginning in 2018.

     General American participates in a tax sharing agreement with MetLife. Under this agreement current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $40 million, $16 million and $120 million for 2009, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2001. Due to a lapse of the statute of limitations, the 2003 to 2005 tax years are no longer subject to audit. In 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2001 and 2002 that is anticipated to be completed in 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $24 million. The total amount of unrecognized tax benefits increased by $3 million from January 1, 2007.

     At both December 31, 2008 and 2009, the Company's total amount of unrecognized tax benefits and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $18 million. The total amount of unrecognized tax benefits decreased by $6 million from December 31, 2007 due to lapses in the statutes of limitations.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company's liability for unrecognized tax benefits may decrease in the next 12 months pending the outcome of an issue with regard to the deductibility of certain payments. A reasonable estimate of decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of this issue will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                      2009       2008       2007
                                                      ----       ----       ----
                                                             (IN MILLIONS)
Balance at beginning of the period..................   $18        $24        $21
Additions for tax positions of current year.........    --         --          7
Lapses of statutes of limitations...................    --         (6)        (4)
                                                       ---        ---        ---
Balance at end of the period........................   $18        $18        $24
                                                       ===        ===        ===



     During the year ended December 31, 2007, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from January 1, 2007.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $5 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2009, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $6 million of accrued interest associated with the liability for unrecognized tax benefits.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both of the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $1 million related to the separate account DRD.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Regulators have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has been cooperating fully with these inquiries. The Company is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     North American National Marketing, LLC, et al. v. General American Life Insurance Co., et al. (Dist. Ct. Colo., Arapahoe Cty., filed March 21,
2007). North American National Marketing ("North American") and its affiliate sued the Company and MetLife, Inc. alleging breach of a contract between the Company and North American for the design, development and distribution of certain universal life insurance products for the Company during the period from 2001 to 2006. Plaintiffs sought damages comprised of fees and commissions relating to sales of the life insurance products designed by North American. MetLife was dismissed at trial. In April 2009, a jury awarded damages of $2.95 million against the Company for breach of contract and rejected all other claims. On June 24, 2009, the court issued a judgment in the amount of $3.8 million, inclusive of prejudgment interest and attorneys' fees. The Company has filed a notice of appeal of the judgment.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas, or make other inquiries, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

     In 2007, the Company received $39 million, included in other revenues, based on the resolution of an indemnification claim associated with the 2000 acquisition of the Company by MLIC.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2009     2008
                                                               ----     ----
                                                               (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $5       $ 3
  Premium tax offsets currently available for paid
     assessments.............................................    1        --
                                                                --       ---
                                                                $6       $ 3
                                                                ==       ===
Other Liabilities:
  Insolvency assessments.....................................   $7       $ 4
                                                                ==       ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

  COMMITMENTS

  Leases

     The Company, as lessor, has entered into various lease agreements for office space. Future minimum rental income relating to these lease agreements are as follows:

                                                                    RENTAL
                                                                    INCOME
                                                                -------------
                                                                (IN MILLIONS)
2010..........................................................       $ 9
2011..........................................................       $ 9
2012..........................................................       $ 8
2013..........................................................       $ 6
2014..........................................................       $ 6
Thereafter....................................................       $13


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $177 million and $182 million at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1 million and $6 million at December 31, 2009 and 2008, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

12.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     General American's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2009, the majority of active participants are accruing benefits under the cash balance formula; however, approximately 92% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     General American also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of General American who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for General American, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     General American is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. General American's share of pension expense was $17 million for the year ended December 31, 2009 and $7 million for both years ended December 31, 2008 and 2007. In addition, General American's share of other postretirement expense was $3 million for the year ended December 31, 2009 and less than $1 million for both years ended December 31, 2008 and 2007. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     General American continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service credits while employed, but are not accruing additional benefits in these plans.

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                 PENSION
                                                                 BENEFITS
                                                              -------------
                                                               DECEMBER 31,
                                                              -------------
                                                              2009     2008
                                                              ----     ----
                                                              (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........  $ 25     $ 26
  Service cost..............................................    --       --
  Interest cost.............................................     2        2
  Net actuarial losses......................................     1       --
  Change in benefits........................................    --       --
  Benefits paid.............................................    (3)      (3)
                                                              ----     ----
Benefit obligation at end of year...........................    25       25
                                                              ----     ----
Change in plan assets:
Fair value of plan assets at beginning of year..............    --       --
  Actual return on plan assets..............................    --       --
  Employer contribution.....................................     3        3
  Benefits paid.............................................    (3)      (3)
                                                              ----     ----
  Fair value of plan assets at end of year..................    --       --
                                                              ----     ----
  Funded status at end of year..............................  $(25)    $(25)
                                                              ====     ====
Amounts recognized in the consolidated balance sheets
  consist of:
  Other assets..............................................  $ --     $ --
  Other liabilities.........................................    25       25
                                                              ----     ----
  Net amount recognized.....................................  $(25)    $(25)
Accumulated other comprehensive (income) loss:
  Net actuarial losses......................................  $ 12     $ 12
  Prior service credit......................................   (11)     (13)
                                                              ----     ----
                                                              $  1     $ (1)
                                                              ====     ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                             NON-QUALIFIED
                                                                  PLAN
                                                             -------------
                                                              DECEMBER 31,
                                                             -------------
                                                             2009     2008
                                                             ----     ----
                                                             (IN MILLIONS)
Aggregate fair value of plan assets........................   N/A      N/A
Aggregate projected benefit obligation.....................    25       25
                                                             ----     ----
Over (under) funded........................................  $(25)    $(25)
                                                             ====     ====



     The accumulated benefit obligation for all defined benefit pension plans was $25 million at both December 31, 2009 and 2008.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2009     2008
                                                               ----     ----
                                                               (IN MILLIONS)
Projected benefit obligation.................................   $25      $25
Accumulated benefit obligation...............................   $25      $25
Fair value of plan assets....................................   $--      $--


     The projected benefit obligation exceeded assets for all pension plans at December 31, 2009 and 2008.

     Net periodic pension cost and net periodic other postretirement benefit plan cost are comprised of the following:

          i) Service Cost -- Service cost is the increase in the projected (expected) pension benefit obligation resulting from benefits payable to employees of the Company on service rendered during the current year.

          ii) Interest Cost on the Liability -- Interest cost is the time value adjustment on the projected (expected) pension benefit obligation at the end of each year.

          iii) Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated (other) pension fund assets in a particular year.

          iv) Amortization of Prior Service Cost -- This cost relates to the recognition of increases or decreases in pension (other postretirement) benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in accumulated other comprehensive income (loss) at the time of the amendment. These costs are then amortized to pension (other postretirement benefit) expense over the expected service years of the employees affected by the change.

          v) Amortization of Net Actuarial Gains or Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension (other postretirement) plan assets or projected (expected) pension benefit obligation during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension (other postretirement benefit) expense over the expected service years of the employees.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------
                                                                            OTHER POSTRETIREMENT
                                                  PENSION BENEFITS              BENEFITS(1)
                                               ----------------------     -----------------------
                                               2009     2008     2007     2009      2008     2007
                                               ----     ----     ----     ----      ----     ----
                                                                  (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost...............................   $--      $--      $--      $--       $--      $--
  Interest cost..............................     1        2        2       --        --       --
  Expected return on plan assets.............    --       --       --       --        --       --
  Amortization of net actuarial (gains)
     losses..................................     1        1       --       --        --       --
  Amortization of prior service cost
     (credit)................................    (2)      (3)      (2)      --        --       --
                                                ---      ---      ---      ---       ---      ---
     Net periodic benefit cost...............    --       --       --       --        --       --
     Net periodic cost of asset held-for-
       sale..................................    --       --        4       --        --        1
                                                ---      ---      ---      ---       ---      ---
                                                 --       --        4       --        --        1
                                                ---      ---      ---      ---       ---      ---
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME (LOSS)
  Net actuarial (gains) losses...............    --       (7)      (3)      --        (2)      (3)
  Prior service cost (credit)................     2        2        1       --        --       --
  Amortization of net actuarial (gains)
     losses..................................    (1)      (1)      (1)      --        --       --
  Amortization of prior service cost
     (credit)................................     2        3        2       --        --       --
                                                ---      ---      ---      ---       ---      ---
     Total recognized in other comprehensive
       income (loss).........................     3       (3)      (1)      --        (2)      (3)
                                                ---      ---      ---      ---       ---      ---
     Total recognized in net periodic benefit
       cost and other comprehensive income
       (loss)................................   $ 3      $(3)     $ 3      $--       $(2)     $(2)
                                                ===      ===      ===      ===       ===      ===



--------

   (1) Other Postretirement Benefits are related to RGA. See Note 2.

     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits of ($3) million before income tax and ($2) million, net of income tax.

     The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $1 million and ($2) million, respectively.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                               DECEMBER 31,
                                                              -------------
                                                                 PENSION
                                                                 BENEFITS
                                                              -------------
                                                              2009     2008
                                                              ----     ----
Weighted average discount rate..............................  6.25%    6.60%
Rate of compensation increase...............................   N/A      N/A

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Assumptions used in determining net periodic benefit cost were as follows:

                                                              DECEMBER 31,
                                                         ----------------------
                                                            PENSION BENEFITS
                                                         ----------------------
                                                         2009     2008     2007
                                                         ----     ----     ----
Weighted average discount rate.........................  6.60%    6.65%    6.00%
Weighted average expected rate of return on plan
  assets...............................................   N/A      N/A      N/A
Rate of compensation increase..........................   N/A      N/A      N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

  EXPECTED FUTURE CONTRIBUTIONS AND BENEFIT PAYMENTS

     In 2010, the Company does not expect to make a contribution to its pension plans.

     Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                                              PENSION BENEFITS
                                                              ----------------
                                                                (IN MILLIONS)
2010........................................................         $ 3
2011........................................................         $ 3
2012........................................................         $ 3
2013........................................................         $ 3
2014........................................................         $ 3
2015 - 2019.................................................         $11


  SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

13.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $65 million, $1,177 million and $106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $995 million and $1,079 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to GenAmerica as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). General American will be permitted to pay a dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance. During the year ended December 31, 2009, General American paid a dividend of $107 million. Of that amount, $87 million was a return of capital. As described in Note 2, during the year ended December 31, 2008, General American paid to GenAmerica an in-kind extraordinary dividend of $1,318 million. During the year ended December 31, 2007, General American did not pay a dividend to GenAmerica. The maximum amount of dividends which General American may pay to GenAmerica in 2010 without prior regulatory approval is $149 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                        2009     2008    2007
                                                       -----   -------   ----
                                                            (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year...........................................  $ 729   $(1,539)  $ 14
Income tax effect of holding gains (losses)..........   (254)      544    (13)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.............................     46       105     29
  Amortization of premiums and accretion of discounts
     associated with investments.....................    (38)      (37)   (33)
Income tax effect....................................     (3)      (26)     2
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.............    (63)      175    (70)
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts...............     22       (61)    42
Unrealized investment loss on dividend of interests
  in subsidiary......................................     --        88     --
Deferred income tax on unrealized investment loss on
  dividend of interests in subsidiary................     --       (46)    --
                                                       -----   -------   ----
Net unrealized investment gains (losses), net of
  income tax.........................................    439      (797)   (29)
Foreign currency translation adjustment, net of
  income tax.........................................     --      (229)   116
Defined benefit plan adjustment, net of income tax...     (2)        8      2
                                                       -----   -------   ----
Other comprehensive income (loss)....................    437    (1,018)    89
Other comprehensive income (loss) attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary................     --       150      8
Foreign currency translation adjustment attributable
  to noncontrolling interests of subsidiary at date
  of dividend of interests in subsidiary.............     --       107    (56)
Defined benefit plan adjustment attributable to
  noncontrolling interests of subsidiary at date of
  dividend of interests in subsidiary................     --        (4)    (1)
                                                       -----   -------   ----
Other comprehensive income (loss) attributable to
  General American Life Insurance Company, excluding
  cumulative effect of change in accounting
  principle..........................................    437      (765)    40
Cumulative effect of change in accounting principle,
  net of income tax of less than $1 million,
  effective April 1, 2009 (See Note 1)...............     (1)       --     --
                                                       -----   -------   ----
Other comprehensive income (loss) attributable to
  General American Life Insurance Company............  $ 436   $  (765)  $ 40
                                                       =====   =======   ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2009     2008     2007
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Compensation..........................................  $ 14     $ 22     $ 10
Commissions...........................................    47       39       30
Commissions on ceded reinsurance......................   (65)     (43)     (37)
Interest expense......................................    10       10       10
Amortization of DAC and VOBA..........................    30       18       25
Capitalization of DAC.................................    (6)      --       (7)
Insurance tax.........................................    14       11       13
Other.................................................    62       27       33
                                                        ----     ----     ----
Total other expenses..................................  $106     $ 84     $ 77
                                                        ====     ====     ====



  Interest Expense

     Includes interest expense on debt (see Note 9) and interest expense on tax audits.

  Amortization and Capitalization of DAC and VOBA

     See Note 6 for a rollforward of DAC and VOBA including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, commissions on ceded reinsurance, interest expense, amortization of DAC and VOBA and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 16 for discussion of affiliated expenses included in the table above.

15.  DISCONTINUED OPERATIONS

  OPERATIONS

     As more fully described in Note 2, MetLife completed a tax-free split-off of its majority-owned subsidiary, RGA, in September 2008. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA. RGA's operating results were reclassified to discontinued operations for all periods presented.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the amounts related to the operations of RGA that have been reflected as discontinued operations in the consolidated statements of operations:

                                                              YEARS ENDED
                                                              DECEMBER 31,
                                                           -----------------
                                                            2008       2007
                                                           ------     ------
                                                             (IN MILLIONS)
Revenues:
  Premiums...............................................  $3,535     $4,910
  Net investment income..................................     597        908
  Other revenues.........................................      69         77
  Net investment gains (losses)..........................    (249)      (177)
                                                           ------     ------
     Total revenues......................................   3,952      5,718
                                                           ------     ------
Expenses:
  Policyholder benefits and claims.......................   2,989      3,989
  Interest credited to policyholder account balances.....     108        262
  Other expenses.........................................     699      1,226
                                                           ------     ------
     Total expenses......................................   3,796      5,477
                                                           ------     ------
Income before provision for income tax...................     156        241
Provision for income tax.................................      53         84
                                                           ------     ------
Income from discontinued operations, net of income tax,
  attributable to General American Life Insurance
  Company................................................     103        157
Income from discontinued operations, net of income tax,
  attributable to noncontrolling interests...............      94        141
Loss in connection with the dividend of interests in
  subsidiary, net of income tax..........................    (398)        --
                                                           ------     ------
Income (loss) from discontinued operations, net of income
  tax....................................................  $ (201)    $  298
                                                           ======     ======



     The operations of RGA included direct policies and reinsurance agreements with MetLife and some of its affiliates. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these affiliated transactions, including ceded amounts that reduced premiums and fees by $23 million and $38 million and ceded amounts that reduced policyholder benefits and claims by $13 million and $33 million for the years ended December 31, 2008 and 2007, respectively, that have not been eliminated as these transactions have continued after the RGA disposition.

16.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $29 million, $36 million and $44 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $13 million, $28 million and $5 million, included

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $6 million, included in other expenses, for both years ended December 31, 2009 and 2008, and $14 million, included in other expenses, for the year ended December 31, 2007. The Company did not receive any fees for this service for the year ended December 31, 2009. The Company received fees for this service of $28 million and $26 million, included in other expenses, for the years ended December 31, 2008 and 2007, respectively.

     The Company has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. The Company did not incur any charges for the year ended December 31, 2009 related to this distribution agreement. MDC charged the Company $2 million and $4 million, included in other expenses, for the years ended December 31, 2008 and 2007, respectively.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $1 million included in universal life and investment-type product policy fees for both years ended December 31, 2009 and 2008, respectively, and $2 million included in universal life and investment-type product policy fees, for the year ended December 31, 2007.

     The Company had net receivables from affiliates of $6 million and $9 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8.

     See Note 3 for additional related party transactions.

17.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 consolidated financial statements.

PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

    1. Report of Independent Registered Public Accounting Firm.

    2. Statements of Assets and Liabilities as of December 31, 2009.
    3. Statements of Operations for the year ended December 31, 2009.
    4. Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.
    5. Notes to the Financial Statements.


The following financial statements of the Company are included in Part B hereof:

    1. Report of Independent Registered Public Accounting Firm.

    2. Balance Sheets as of December 31, 2009 and 2008.
    3. Statements of Operations for the years ended December 31, 2009, 2008 and 2007.
    4. Statements of Shareholder's Equity for the years ended December 31, 2009, 2008 and 2007.
    5. Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.
    6. Notes to the Financial Statements.


The following consolidated financial statements of General American Life Insurance Company as Guarantor are included in Part B hereof:

    1. Report of Independent Registered Public Accounting Firm.

    2. Consolidated Balance Sheets as of December 31, 2009 and 2008.
    3. Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007.
    4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2009, 2008 and 2007.
    5. Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.
    6. Notes to the Consolidated Financial Statements.

b. Exhibits


1.               Resolution of the Board of Directors of the Company
                 authorizing the establishment of the Variable Account (3)
2.               Not applicable
3.  (i)          Form of Principal Underwriter's Agreement (4)
    (ii)         Form of Enterprise Selling Agreement 02-10 (MetLife Investors
                 Distribution Company Sales Agreement) (filed herewith)
    (iii)        Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (10)
4.  (i)          Individual Flexible Purchase Payment Deferred Variable
                 Annuity Contract (3)
    (ii)         Death Benefit Endorsements (3)
    (iii)        Charitable Remainder Trust Endorsement (3)
    (vi)         Endorsement (Name Change) (4)
5.               Application for Variable Annuity (3)
6.  (i)          Copy of Articles of Incorporation of the Company (1)
    (ii)         Copy of the By-Laws of the Company (1)
7.  (i)          Reinsurance Agreement between MetLife Investors Insurance
                 Company and Metropolitan Life Insurance Company (6)
    (ii)         Automatic Reinsurance Agreement between MetLife Investors
                 Insurance Company and Exeter Reassurance Company, Ltd. (6)
    (iii)        Contingent Reinsurance Agreement between MetLife Investors
                 Insurance Company and General American Life Insurance
                 Company (7)
8.  (i)     (a)  Participation Agreement among Variable Insurance Products
                 Fund, Fidelity Distributors Corporation and Cova Financial
                 Services Life Insurance Company dated November 17, 1997(2)
            (b)  First Amendment dated may 7, 2001; and Amendment/Assignment dated June 19, 2007 (12)
            (c)  Amendment No. 3 dated October 12, 2009 (13)
    (ii)    (a)  Participation Agreement among Variable Insurance Products
                 Fund II, Fidelity Distributors Corporation and Cova Financial
                 Services Life Insurance Company dated November 17, 1997(2)
            (b)  First Amendment dated May 7, 2001; and Amendment/Assignment dated June 19, 2007 (12)
    (iii)   (a)  Participation Agreement among Variable Insurance Products
                 Fund III, Fidelity Distributors Corporation and Cova
                 Financial Services Life Insurance Company dated November 17,
                 1997(2)
            (b)  Amendment No. 2 dated October 12, 2009 (13)
    (iv)    (a)  Fund Participation Agreement among AIM Variable Insurance
                 Funds, Inc., AIM Distributors, Inc., Cova Financial Life
                 Insurance Company and Cova Life Sales Company dated December
                 31, 1997; Amendment No. 1 dated April 23, 1999; Amendment No.
                 2 dated September 1, 2000; and Amendment No. 3 dated February
                 12, 2001 (12)
            (b)  Amendment No. 4 dated November 9, 2009 (13)
    (v)     (a)  Participation Agreement among Franklin Templeton Variable
                 Insurance Products Trust, Franklin Templeton Distributors,
                 Inc. and Cova Financial Services Life Insurance Company dated
                 September 1, 2000; Amendment dated September 1, 2000;
                 Amendment dated March 1, 2001; Amendment dated May 1, 2001;
                 Amendment dated May 3, 2004; and Amendment dated June 5, 2007
                 (12)
            (b)  Amendment No. 6 dated October 2, 2009 (13)
    (vi)         Amended and Restated Participation Agreement among Putnam
                 Variable Trust, Putnam Mutual Funds Corp. and Cova Financial
                 Services Life Insurance Company dated September 1, 1998;
                 Amendment dated November 12, 1999; Amendment dated May 1,
                 2001; and Amendment No. 3 dated April 24, 2006 (12)
    (vii)   (a)  Participation Agreement among Met Investors Series Trust, Met
                 Investors Advisory Corp., MetLife Investors Distribution
                 Company and MetLife Investors Insurance Company dated
                 February 12, 2001; First Amendment dated September 14, 2001(6)
            (b)  Second Amendment dated May 1, 2009 (13)
    (viii)       Participation Agreement among Metropolitan Series Fund, Inc.,
                 MetLife Advisers, LLC, MetLife Investors Distribution Company
                 and MetLife Investors Insurance Company dated August 31, 2007
                 (11)
    (ix)         Participation Agreement among Investors Fund Series, Zurich
                 Kemper Investments, Inc., Zurich Kemper Distributors, Inc.
                 and Cova Financial Services Life Insurance Company dated
                 December 10, 1997; Supplement to PA dated September 1, 1998;
                 Supplement to PA dated October 1, 1999; and Supplement to PA dated February 12, 2001 (13)
    (x)          Net Worth Maintenance Agreement among MetLife, Inc. and
                 MetLife Investors Insurance Company (effective December 31,
                 2002) (7)
    (xi)         Guarantee Agreement (General American Life Insurance Company)
                 (June 1, 1995) (8)

9.   (i)     Opinion and Consent of Counsel (10)
     (ii)    Opinion (General American Life Insurance Company) (9)
10.  (i)     Consent of Independent Registered Public Accounting Firm (Deloitte
             & Touche LLP) for the Depositor, Registrant and the Guarantor
             (filed herewith)
     (ii)    Consent of Independent Registered Public Accounting Firm (Deloitte
             & Touche LLP) for MetLife, Inc. (filed herewith)
11.          Not Applicable
12.          Agreement Governing Contribution (3)
13.  (i)     Powers of Attorney for MetLife Investors Insurance Company (13)
     (ii)    Powers of Attorney for General American Life Insurance Company as
             Guarantor (13)



(1) Incorporated herein by reference to Registrant's Amendment No.9 to Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 23, 1997.
(2) Incorporated herein by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-05200) electronically filed on April 29, 1998.
(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-05200) electronically filed on April 29, 1999.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File Nos. 33-39100 and 811-05200) electronically filed on April 26, 2001.
(5) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form S-6 (MetLife Investors Variable Life Account One, File No. 333-69522) electronically filed on December 20, 2001.
(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 30, 2003.
(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 21, 2006.
(8) Incorporated herein by reference to First MetLife Investors Variable Annuity Account One's Post-Effective Amendment No. 11 on Form N-4 (File Nos. 333-96795 and 811- 08306) electronically filed on July 27, 2006.
(9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on July 28, 2006.
(10) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 on Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 19, 2007.
(11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 on Form N-4 (File Nos. 333-51950 and 811-05200) electronically filed on October 31, 2007.
(12) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 22, 2008.
(13) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-160936 and 811-05200) electronically filed on November 2, 2009.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address  Positions and Offices with Depositor
-----------------------------------  --------------------------------------

Michael K. Farrell                   Chairman of the Board, President,
10 Park Avenue                       Chief Executive Officer and Director
Morristown, NJ 07962

Susan A. Buffum                      Director
10 Park Avenue
Morristown, NJ 07962

James J. Reilly                      Vice President-Finance
501 Boylston Street                  (principal financial officer and
Boston, MA 02116                     principal accounting officer)

Jay S. Kaduson                       Vice President and Director
10 Park Avenue
Morristown, NY 07962

Elizabeth M. Forget                  Executive Vice President and Director
1095 Avenue of the Americas
New York, NY 10036

Robert E. Sollmann, Jr.              Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


George Foulke                            Director
334 Madison Avenue
Covenant Station, NJ 07961

Paul A. Sylvester                        Director
10 Park Avenue
Morristown, NJ 07962

Kevin J. Paulson                         Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Richard C. Pearson                       Vice President, Associate General
5 Park Plaza                             Counsel, Secretary and Director
Suite 1900
Irvine, CA 92614

Jeffrey A. Tupper                        Assistant Vice President and Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Debora L. Buffington                     Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Betty E. Davis                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stewart M. Ashkenazy                     Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Jonathan L. Rosenthal                    Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Christopher A. Kremer                    Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                         Vice President
300 Davidson Avenue
Somerset, NJ 08873

Karen A. Johnson                         Vice President
501 Boylston Street
Boston, MA 02116

Roberto Baron                            Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul L. LeClair                          Vice President
501 Boylston Street
Boston, MA 02116

Gregory E. Illson                        Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                     Vice President and Director
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Lisa S. Kuklinski                        Vice President
260 Madison Avenue
New York, NY 10016

Jeffrey P. Halperin                      Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

Mark S. Reilly                           Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

George Luecke                            Vice President - Annuity Finance
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                           Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Robert L. Staffier                       Vice President
501 Boylston Street
Boston, MA 02116


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2010, there were 2,455 Qualified Contract Owners and 9,992 Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Variable Annuity Separate Account II



Met Investors Series Trust


MetLife Investors Variable Life Account One

MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    ---------------------------------------
Michael K. Farrell                     Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                       Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                     Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                      President, National Sales
10 Park Avenue                         Manager-Annuities & LTC
Morristown, NJ 07962

Elizabeth M. Forget                    Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                        Executive Vice President, National
5 Park Plaza                           Sales Manager-Life
Suite 1900
Irvine, CA 92614

Richard C. Pearson                     Executive Vice President, General
5 Park Plaza                           Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                         Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Douglas P. Rodgers                     Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                         Senior Vice President, National Sales
1300 Hall Boulevard                    Manager, Independent Planners and
Bloomfield, CT 06002-2910              Insurance Advisors

Jeffrey A. Barker                      Senior Vice President, Channel
1 Metlife Plaza                        Head-Independent Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew G. Aiello                       Senior Vice President, Channel
5 Park Plaza                           Head-National Accounts
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                         Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                      Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                   Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                       Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                       Vice President
1095 Avenue of the Americas
New York, NY 10036

   (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


           (1)                     (2)                (3)             (4)          (5)
                                                Compensation on
                                                     Events
                                                Occasioning the
                            Net Underwriting     Deduction of a
    Name of Principal         Discounts and      Deferred Sales    Brokerage     Other
       Underwriter             Commissions            Load        Commissions Compensation
MetLife Investors
  Distribution Company         $74,046,968            $ 0             $ 0          $ 0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant
     (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
         02110
     (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
     (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (f) Metropolitan Life Insurance Company, 18210 Crane Nest Drive, Tampa, FL 33647

     (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
     (h) Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY
         10166
     (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

   e. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

   These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee;
(ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

   Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

   During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Irvine, and State of California, on this 13th day of April, 2010.

                         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                           (Registrant)

                         By:  METLIFE INVESTORS INSURANCE COMPANY

                         By:  /s/ RICHARD C. PEARSON
                              -------------------------------
                              Richard C. Pearson
                              Vice President and Associate General Counsel

                         METLIFE INVESTORS INSURANCE COMPANY
                           (Depositor)

                         By:  /s/ RICHARD C. PEARSON
                              -------------------------------
                              Richard C. Pearson
                              Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2010.

/s/ Michael K. Farrell*        Chairman of the Board, President, Chief
-----------------------------  Executive Officer and Director
Michael K. Farrell

/s/ Elizabeth M. Forget *      Executive Vice President and Director
-----------------------------
Elizabeth M. Forget

/s/ Richard C. Pearson *       Vice President, Associate General Counsel,
-----------------------------  Secretary and Director
Richard C. Pearson

/s/ James J. Reilly *          Vice President-Finance (principal financial
----------------------------- officer and principal accounting officer) James J. Reilly

/s/ Jay S. Kaduson *           Vice President and Director
-----------------------------
Jay S. Kaduson

/s/ Bennett D. Kleinberg *     Vice President and Director
-----------------------------
Bennett D. Kleinberg

/s/ Jeffrey A. Tupper *        Assistant Vice President and Director
-----------------------------
Jeffrey A. Tupper

/s/ Susan A. Buffum *          Director
-----------------------------
Susan A. Buffum

/s/ George Foulke *            Director
-----------------------------
George Foulke

/s/ Paul A. Sylvester*         Director
-----------------------------
Paul A. Sylvester

                                 By:  /s/ JOHN E. CONNOLLY, JR.
                                      -----------------------------------
                                      John E. Connolly, Jr.,
                                      Attorney-in-fact
                                      April 13, 2010
--------
* MetLife Investors Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment
  No. 1 on Form N-4 (File Nos. 333-160936/811-05200) filed as Exhibit 13(i) on November 2, 2009.

                                  SIGNATURES

As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 13th day of April, 2010.

                                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                                     (Guarantor)

                                   By:  /s/ JAMES J. REILLY
                                        -----------------------------------
                                        James J. Reilly
                                        Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 13th, 2010.

/s/ Michael K. Farrell*        Chairman of the Board, Chief Executive Officer,
-----------------------------  President and Director
Michael K. Farrell

/s/ Peter M. Carlson*          Executive Vice President, Chief Accounting
-----------------------------  Officer and Director
Peter M. Carlson

/s/ Eric T. Steigerwalt        Director
-----------------------------
Eric T. Steigerwalt

/s/ James J. Reilly *          Vice President (principal financial officer)
-----------------------------
James J. Reilly

/s/ Todd B. Katz*              Director
-----------------------------
Todd B. Katz

/s/ James L. Lipscomb*         Director
-----------------------------
James L. Lipscomb

/s/ Maria R. Morris*           Director
-----------------------------
Maria R. Morris

/s/ Stanley J. Talbi*          Director
-----------------------------
Stanley J. Talbi

/s/ Michael J. Vietri*         Director
-----------------------------
Michael J. Vietri

/s/ Teresa Wynn Roseborough*   Director
-----------------------------
Teresa Wynn Roseborough

                                 By:  /s/ JOHN E. CONNOLLY, JR.
                                      -----------------------------------
                                      John E. Connolly, Jr.,
                                      Attorney-in-fact
                                      April 13, 2010
--------
* General American Life Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment
  No. 1 on Form N-4 (File Nos. 333-160936/811-05200) filed as Exhibit 13(ii) on November 2, 2009.

                               INDEX TO EXHIBITS

EX-99.3(ii)  Form of Enterprise Selling Agreement

EX-99.10(i)  Consent of Independent Registered Public Accounting Firm
             (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

EX-99.10(ii) Consent of Independent Registered Public Accounting Firm
             (Deloitte & Touche LLP) for MetLife, Inc.